                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-07795
                                  ---------------------------------------------

                            J.P. Morgan Series Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

            522 Fifth Avenue, New York,                         NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:   1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:  October 31, 2004
                        --------------------------
Date of reporting period: November 1, 2003 through October 31, 2004
                         ------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS

ANNUAL REPORT OCTOBER 31 2004

SPECIALTY FUNDS

MARKET NEUTRAL FUND

GLOBAL 50 FUND

GLOBAL HEALTHCARE FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                                 1

Fund Commentaries:

Market Neutral Fund                                3

Global 50 Fund                                     7

Global Healthcare Fund                            10

Portfolio of Investments                          13

Financial Statements                              26

Notes to Financial Statements                     32

Financial Highlights                              48

HIGHLIGHTS

- Corporate earnings growth drives market rally

- Weak dollar boosts returns from international stocks

- Interest rates and oil prices spook markets

- Low inflation underpins our optimism

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of traditng intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN SPECIALTY FUNDS

PRESIDENT'S LETTER DECEMBER 6, 2004

[PHOTO OF GEORGE C.W. GATCH]

"WE BELIEVE THE U.S. ECONOMY IS BEGINNING TO EMERGE FROM ITS MID-SUMMER PERIOD OF WEAKNESS, AND THAT THE GLOBAL ECONOMY IS MOVING TOWARDS A BROADLY BASED EXPANSION."

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Specialty Funds. Inside, you'll find information detailing the performance of the Funds for the year ended October 31, 2004, along with reports from the Portfolio Managers.

EQUITIES STAGE STRONG RALLY GLOBALLY

U.S. and international equity markets rallied substantially in the period. As economic growth picked up, companies from across the globe reported higher earnings, lifting equity prices. For many companies, higher sales fed straight through to bottom-line profits, following cost reduction restructurings carried out over the past few years. For U.S. investors, international equity markets provided strong returns, particularly when the effect of a falling U.S. dollar was factored in. In all, the MSCI EAFE Index, which represents a broad spread of European and Asian markets, rose 18.8% in U.S. dollars. By contrast, the S&P 500 Index rose 9.4%.

There was a wide divergence between market performances. High equity valuations held U.S. equities back from achieving greater gains. Asian equities were hampered by concerns over the vitality of their export industries. Europe, meanwhile, performed exceptionally. The MSCI Europe Index rose 21.9%, while the MSCI Japan Index rose 9.0%, and the MSCI Asia Free ex Japan Index appreciated 9.4%.

MID-YEAR "SOFT PATCH"

But the rally was far from linear. Come the second quarter, many markets faltered as rising U.S. interest rates and surging oil prices caused fears that growth would be choked off. It soon became evident that the U.S. economy was indeed experiencing a "soft patch." Additionally, growth in Japan and Continental Europe disappointed -- particularly as domestic demand failed to pick up to the degree many had hoped for.

This caused some setbacks in equity prices during the mid to late summer.

OUTLOOK

We believe the U.S. economy is beginning to emerge from its mid-summer period of weakness, and that the global economy is moving towards a broadly based expansion. Even if economic growth does not accelerate strongly, we are optimistic that the expansion is sustainable, and that stocks are likely to outperform bonds in the period ahead. One reason for our optimism is that inflation remains under control, which gives long-term interest rates the ability to come down further if the global economy weakens slightly, providing additional support to economic activity and equity prices.

IMPORTANT FUND FAMILY UPDATE

Shareholders of JPMorgan Funds and One Group Funds have received a variety of documents, some regarding the proposed integration of the two fund complexes. The integration generally will be effective on February 18, 2005; however, some of the changes will require shareholder approval at meetings on January 20, 2005, before they can be implemented. As a shareholder, your input in these decisions is important, so we would greatly appreciate your response.

As always, we would like to thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,
/s/George C.W. Gatch
George C.W. Gatch
President

JPMorgan Funds

JPMORGAN MARKET NEUTRAL FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                FUND FACTS
                                Fund Inception                          12/31/98
                                Fiscal Year End                       OCTOBER 31
                                Net Assets as of 10/31/2004
                                (In Thousands)                           $80,664
                                Primary Benchmark                   3-MONTH U.S.
                                                             TREASURY BILL INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Market Neutral Fund, which seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing, rose 1.6% (Institutional shares) over the year ending October 31, 2004 as compared to the 1.2% return of the Merrill Lynch 3-month U.S. Treasury Bill Index over the same period.

Q: HOW DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund outperformed its benchmark on the back of broad-based strong selection. More specifically, security selection within the Semiconductor, Finance and Industrial Cyclicals sectors contributed noticeably to the Fund's relative performance.

   At the stock level, a long position in Tyco spurred results as the company reported accelerating revenue and cash flow growth, while new management continued to shore up the balance sheet by paying down debt and selling off underperforming businesses. A long position in Altera also contributed to performance. Sepracor stock rose substantially over the period as the company received an approval letter from the U.S. Food and Drug Administration for its new insomnia drug, Estorra. A short position in Merck positively impacted results as the company announced that it was taking its $2.5 billion anti-inflammatory drug Vioxx off the market due to studies indicating a heightened risk of coronary and stroke incidents. This was the largest-ever drug recall.

   By contrast, a short position in power tool maker, Black & Decker, hurt results as sales benefited from a strong environment for building products and received an extra boost from hurricane-related construction. We continue to believe the company will face increasing foreign competition and pricing pressure. Within Basic Materials, a long position in Alcoa detracted as the company's results were hurt by a strike at its Quebec smelter, a fire that led to an outage at its Pennsylvania packaging facility, and restructuring charges associated with two plant closings. We continue to maintain a position in the world's leading aluminum producer based on our forecasts of tighter supply/demand conditions in aluminum versus other base metals. A short position in Apple lost value as business momentum in its retail stores increased and sales of the i-Pod continued to be strong. We continue to be short Apple due to weakness in its core business, personal computers.

Q: HOW WAS THE FUND MANAGED?

A: As always, the Fund was managed to be sector and dollar neutral. The focus continues to be on producing excess returns through solid stock selection by being long the names identified as inexpensive by our research work, and short those judged unattractively priced.

LONG POSITIONS

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                     25.5%
Consumer Goods & Services               14.3%
Technology                              13.5%
Industrial Products & Services          12.5%
Utilities                               8.0%
REITs                                   7.5%
Pharmaceuticals                         5.0%
Energy                                  4.8%
Health Services & Systems               3.8%
Short-Term Investments                  3.2%
Telecommunications                      1.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Morgan Stanley                                 2.6%

 2. Citigroup, Inc.                                2.3%

 3. AMBAC Financial
    Group, Inc.                                    2.2%

 4. Tyco International LTD
    (Bermuda)                                      2.2%

 5. RenaissanceRe
    Holdings LTD (Bermuda)                         2.2%

 6. Analog Devices, Inc.                           2.1%

 7. Willis Group Holdings LTD
    (United Kingdom)                               2.0%

 8. Alcoa, Inc.                                    1.7%

 9. Boston Scientific Corp.                        1.6%

10. Viacom, Inc., Class B                          1.6%

Top 10 equity long positions comprised 20.5% ($14,347 in thousands) of the Portfolio's market value of investments. As of October 31, 2004 the Fund held 132 equity long positions. Portfolio holdings are subject to change at any time.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                                     (UNAUDITED)

SHORT POSITIONS

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                    25.9%

Consumer Goods & Services              15.4%

Technology                             15.1%

Industrial Products & Services         10.9%

Utilities                               8.3%

REITs                                   7.8%

Pharmaceuticals                         5.7%

Energy                                  4.7%

Health Services & Systems               3.8%

Telecommunications                      2.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Lehman Brothers
    Holdings, Inc.                                 2.7%

 2. Markel Corp.                                   2.5%

 3. American Express Co.                           2.4%

 4. Rockwell Automation, Inc.                      2.1%

 5. Abbott Laboratories                            2.0%

 6. Newmont Mining Corp.                           1.8%

 7. Emerson Electric Co.                           1.8%

 8. TECO Energy, Inc.                              1.7%

 9. FirstEnergy Corp.                              1.6%

10. Becton, Dickinson & Co.                        1.6%

Top 10 equity short positions comprised 20.2% ($13,846 in thousands) of the Portfolio's market value of investments. As of October 31, 2004 the Fund held 136 equity short positions. Portfolio holdings are subject to change at any time

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                 SINCE
                                                               INCEPTION
                                  1 YEAR    3 YEARS   5 YEARS  (12/31/98)
                                 ----------------------------------------
CLASS A SHARES
        Without Sales Charge         1.21%    (0.66%)    2.18%       2.07%
           With Sales Charge*       (4.58%)   (2.61%)    0.97%       1.04%
                                 ----------------------------------------
CLASS B SHARES
                Without CDSC         0.65%    (1.11%)    1.90%       1.83%
                  With CDSC**       (4.35%)   (2.07%)    1.55%       1.69%
                                 ----------------------------------------

INSTITUTIONAL SHARES                 1.63%    (0.36%)    2.36%       2.23%

*    Sales Charge for Class A Shares is 5.75%.
** Assumes 5.00% CDSC (contingent-deferred sales charge) for the one year period, 3.00% CDSC for the three year period, 2.00% CDSC for the five year period and 0% CDSC for the period since inception.

LIFE OF FUND PERFORMANCE (12/31/98 TO 10/31/04)

[CHART]

LIFE OF FUND PERFORMANCE (12/31/98 to 10/31/04)

        JPMORGAN MARKET NEUTRAL FUND (INSTITUTIONAL SHARES)      MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
Dec-1998                 $  3,000,000                                          $  3,000,000
Jan-1999                 $  2,967,900                                          $  3,010,800
Feb-1999                 $  2,961,964                                          $  3,019,531
Mar-1999                 $  2,929,975                                          $  3,031,911
Apr-1999                 $  3,020,218                                          $  3,043,433
May-1999                 $  3,040,152                                          $  3,055,302
Jun-1999                 $  3,062,041                                          $  3,068,134
Jul-1999                 $  3,094,192                                          $  3,080,714
Aug-1999                 $  3,079,959                                          $  3,093,037
Sep-1999                 $  3,075,955                                          $  3,106,955
Oct-1999                 $  3,035,352                                          $  3,119,072
Nov-1999                 $  3,079,972                                          $  3,131,549
Dec-1999                 $  2,982,337                                          $  3,145,641
Jan-2000                 $  3,007,985                                          $  3,159,167
Feb-2000                 $  2,986,628                                          $  3,173,067
Mar-2000                 $  3,042,478                                          $  3,189,567
Apr-2000                 $  3,023,006                                          $  3,204,558
May-2000                 $  3,010,007                                          $  3,224,106
Jun-2000                 $  3,055,158                                          $  3,237,970
Jul-2000                 $  3,065,851                                          $  3,252,540
Aug-2000                 $  3,052,974                                          $  3,269,454
Sep-2000                 $  3,115,560                                          $  3,286,782
Oct-2000                 $  3,171,640                                          $  3,303,873
Nov-2000                 $  3,180,204                                          $  3,322,044
Dec-2000                 $  3,231,723                                          $  3,340,316
Jan-2001                 $  3,307,668                                          $  3,362,362
Feb-2001                 $  3,280,876                                          $  3,375,139
Mar-2001                 $  3,287,438                                          $  3,390,664
Apr-2001                 $  3,334,448                                          $  3,405,583
May-2001                 $  3,390,467                                          $  3,418,865
Jun-2001                 $  3,439,629                                          $  3,428,780
Jul-2001                 $  3,464,394                                          $  3,440,095
Aug-2001                 $  3,475,480                                          $  3,451,103
Sep-2001                 $  3,424,043                                          $  3,465,598
Oct-2001                 $  3,448,696                                          $  3,474,608
Nov-2001                 $  3,476,286                                          $  3,482,252
Dec-2001                 $  3,472,114                                          $  3,487,824
Jan-2002                 $  3,457,879                                          $  3,493,056
Feb-2002                 $  3,460,299                                          $  3,497,597
Mar-2002                 $  3,446,804                                          $  3,502,843
Apr-2002                 $  3,378,213                                          $  3,508,447
May-2002                 $  3,364,024                                          $  3,514,061
Jun-2002                 $  3,356,960                                          $  3,518,981
Jul-2002                 $  3,330,775                                          $  3,524,259
Aug-2002                 $  3,314,121                                          $  3,529,193
Sep-2002                 $  3,295,231                                          $  3,534,840
Oct-2002                 $  3,311,707                                          $  3,540,142
Nov-2002                 $  3,349,461                                          $  3,545,806
Dec-2002                 $  3,344,436                                          $  3,550,061
Jan-2003                 $  3,332,396                                          $  3,553,611
Feb-2003                 $  3,327,731                                          $  3,556,810
Mar-2003                 $  3,313,422                                          $  3,561,078
Apr-2003                 $  3,329,989                                          $  3,564,283
May-2003                 $  3,351,301                                          $  3,567,847
Jun-2003                 $  3,344,263                                          $  3,572,842
Jul-2003                 $  3,310,820                                          $  3,575,343
Aug-2003                 $  3,282,347                                          $  3,578,203
Sep-2003                 $  3,282,347                                          $  3,581,781
Oct-2003                 $  3,356,200                                          $  3,584,647
Nov-2003                 $  3,365,598                                          $  3,587,515
Dec-2003                 $  3,391,849                                          $  3,591,102
Jan-2004                 $  3,384,726                                          $  3,593,975
Feb-2004                 $  3,396,573                                          $  3,596,491
Mar-2004                 $  3,413,216                                          $  3,599,368
Apr-2004                 $  3,437,109                                          $  3,602,247
May-2004                 $  3,449,139                                          $  3,605,489
Jun-2004                 $  3,453,967                                          $  3,608,013
Jul-2004                 $  3,461,221                                          $  3,612,343
Aug-2004                 $  3,468,489                                          $  3,616,678
Sep-2004                 $  3,456,696                                          $  3,621,379
Oct-2004                 $  3,411,938                                          $  3,626,087

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 12/31/98.

Returns for the Class A and B Shares prior to 2/28/02 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Market Neutral Fund and Merrill Lynch 3-Month U.S. Treasury Bill Index from December 31, 1998 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the Index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks the performance of the 3-Month U.S. Treasury Market. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN GLOBAL 50 FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                FUND FACTS
                                Fund Inception                           5/29/98
                                Fiscal Year End                       OCTOBER 31
                                Net Assets as of 10/31/2004
                                (In Thousands)                           $21,746
                                Primary Benchmark               MSCI WORLD INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Global 50 Fund, which seeks to provide high total return from a concentrated portfolio of global equity securities, rose 9.1% (Select Shares) over the year ending October 31, 2004, compared with the 13.3% return of the MSCI World Index over the same period.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund rose with world markets, but trailed its MSCI World Index benchmark during the period due to the Fund's bias towards stocks likely to benefit from continued economic expansion. At the beginning of the period, global economic recovery was being driven by robust growth in both the United States and China, but in the second quarter it became obvious that neither country was likely to maintain its pace of growth. Consequently, investors bought more defensive holdings, driving these stock prices higher.

   Relative to the benchmark, the greatest performance shortfalls occurred in the Banking, Finance, Healthcare, and Utilities sectors. There were positive contributions in the Industrial Cyclical and Retail sectors.

   While underperformance against the benchmark was broadly a consequence of the growth-oriented positioning of the portfolio, many of the greatest individual shortfalls in performance occurred for stock specific reasons. Within Banking and Finance, Countrywide Financial, the U.S. mortgage company, performed poorly as mortgage lending growth slowed and it reduced earnings guidance for the full year. Also within the sector, Bayerische Hypo-Vereinsbank, Germany's third-largest listed bank, reported results below market expectations. In Healthcare, Eli Lilly, the pharmaceutical company, fell back after a survey indicated that Zyprexa, its anti-depressant drug, is ineffective in children. Meanwhile, in the utility sector, Tepco, Japan's largest power generator, was forced to reduce electricity prices due to increased competition.

   From a positive perspective, there was a strong performance from Tyco, the U.S. industrial conglomerate, as it reported accelerating revenue and cash flow growth, while new management continued to shore up the balance sheet by paying down debt and selling off underperforming businesses. Wharf Holdings, the Hong Kong property and ports group, reported a substantial rise in earnings as house prices rose, and economic activity increased across the city state. Finally, eBay, the internet auction company, reported buoyant earnings growth.

Q: HOW WAS THE FUND MANAGED?

A: As always, the Fund concentrated on selecting approximately 50 of the most attractive stocks identified by our research model globally. The Fund was biased towards stocks positioned for economic recovery, which we believe remains on track in spite of the reduction in the pace of expansion.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United States                    24.7%

Japan                            15.4%

United Kingdom                   12.9%

Switzerland                      6.4%

Hong Kong                        6.3%

South Korea                      6.3%

France                           4.4%

Germany                          4.3%

The Netherlands                  4.3%

India                            2.4%

Brazil                           2.3%

Indonesia                        2.3%

Sweden                           2.1%

Bermuda                          2.0%

Spain                            2.0%

Taiwan                           1.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Intercontinental Hotels
    Group PLC
    (United Kingdom)                               2.5%

 2. Reliance Industries
    LTD (India), GDR                               2.4%

 3. Petroleo Brasileiro
    SA (Brazil), ADR                               2.4%

 4. Samsung Electronics
    Co., LTD (South Korea)                         2.3%

 5. Thomson SA (France)                            2.3%

 6. Telekomunikasi Indonesia
    TBK PT (Indonesia), ADR                        2.3%

 7. Anadarko Petroleum Corp.                       2.2%

 8. Vodafone Group PLC
    (United Kingdom)                               2.2%

 9. ING Groep NV
    (The Netherlands)                              2.2%

10. UBS AG (Switzerland)                           2.2%

Top 10 equity holdings comprised 23.0% ($5,035 in thousands) of the Portfolio's market value of investments. As of October 31, 2004 the Fund held 48 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                    SINCE
                                                                INCEPTION
                                  1 YEAR   3 YEARS   5 YEARS    (5/29/98)
                                 ----------------------------------------
CLASS A SHARES

    Without Sales Charge             8.78%     1.71%    (4.78%)     (0.92%)
       With Sales Charge*            2.54%    (0.27%)   (5.90%)     (1.83%)
                                 ----------------------------------------

SELECT SHARES                        9.10%     2.00%    (4.60%)     (0.77%)

* Sales Charge for Class A Shares is 5.75%.

[CHART]

LIFE OF FUND PERFORMANCE (5/29/98 TO 10/31/04)

              JPMORGAN GLOBAL 50 FUND (SELECT SHARES)    MSCI WORLD INDEX        LIPPER GLOBAL FUNDS INDEX
May-1998              $     1,000,000                     $     1,000,000              $     1,000,000
May-1998              $     1,000,000                     $     1,000,000              $     1,000,000
Jun-1998              $       995,300                     $     1,023,600              $     1,003,100
Jul-1998              $     1,004,656                     $     1,021,758              $     1,003,501
Aug-1998              $       826,028                     $       885,353              $       857,391
Sep-1998              $       786,709                     $       900,847              $       857,906
Oct-1998              $       890,712                     $       982,103              $       914,699
Nov-1998              $       951,370                     $     1,040,342              $       965,099
Dec-1998              $       982,004                     $     1,091,006              $     1,005,151
Jan-1999              $     1,019,320                     $     1,114,790              $     1,026,158
Feb-1999              $       989,352                     $     1,085,025              $       996,605
Mar-1999              $     1,067,313                     $     1,130,054              $     1,030,789
Apr-1999              $     1,127,936                     $     1,174,465              $     1,077,586
May-1999              $     1,079,886                     $     1,131,362              $     1,045,905
Jun-1999              $     1,153,210                     $     1,183,970              $     1,098,619
Jul-1999              $     1,151,826                     $     1,180,300              $     1,101,585
Aug-1999              $     1,165,879                     $     1,178,058              $     1,100,484
Sep-1999              $     1,146,525                     $     1,166,513              $     1,090,910
Oct-1999              $     1,203,851                     $     1,226,938              $     1,133,346
Nov-1999              $     1,283,787                     $     1,261,292              $     1,209,507
Dec-1999              $     1,427,186                     $     1,363,205              $     1,343,883
Jan-2000              $     1,382,515                     $     1,284,957              $     1,291,337
Feb-2000              $     1,416,110                     $     1,288,298              $     1,371,142
Mar-2000              $     1,453,920                     $     1,377,190              $     1,405,283
Apr-2000              $     1,390,820                     $     1,318,797              $     1,335,160
May-2000              $     1,346,175                     $     1,285,300              $     1,295,505
Jun-2000              $     1,409,311                     $     1,328,357              $     1,346,807
Jul-2000              $     1,356,461                     $     1,290,765              $     1,319,467
Aug-2000              $     1,422,385                     $     1,332,586              $     1,373,038
Sep-2000              $     1,326,943                     $     1,261,559              $     1,299,992
Oct-2000              $     1,260,994                     $     1,240,238              $     1,268,272
Nov-2000              $     1,184,074                     $     1,164,832              $     1,194,332
Dec-2000              $     1,222,201                     $     1,183,469              $     1,229,326
Jan-2001              $     1,246,034                     $     1,206,310              $     1,249,733
Feb-2001              $     1,118,564                     $     1,104,256              $     1,158,127
Mar-2001              $     1,018,677                     $     1,031,486              $     1,077,637
Apr-2001              $     1,091,716                     $     1,107,506              $     1,151,456
May-2001              $     1,069,336                     $     1,093,109              $     1,144,432
Jun-2001              $     1,044,741                     $     1,058,676              $     1,112,273
Jul-2001              $     1,026,144                     $     1,044,490              $     1,084,689
Aug-2001              $     1,002,235                     $       994,250              $     1,041,627
Sep-2001              $       899,306                     $       906,557              $       944,339
Oct-2001              $       896,338                     $       923,872              $       967,853
Nov-2001              $       955,227                     $       978,381              $     1,020,601
Dec-2001              $       973,854                     $       984,447              $     1,035,399
Jan-2002              $       911,625                     $       954,519              $     1,004,027
Feb-2002              $       892,846                     $       946,120              $       998,103
Mar-2002              $       931,059                     $       987,749              $     1,045,413
Apr-2002              $       907,038                     $       954,165              $     1,020,010
May-2002              $       901,777                     $       955,787              $     1,022,356
Jun-2002              $       832,070                     $       897,676              $       962,957
Jul-2002              $       744,370                     $       821,912              $       877,831
Aug-2002              $       759,332                     $       823,309              $       881,869
Sep-2002              $       656,670                     $       732,663              $       889,718
Oct-2002              $       703,884                     $       786,660              $       940,521
Nov-2002              $       748,863                     $       828,982              $       986,512
Dec-2002              $       713,067                     $       788,694              $       943,500
Jan-2003              $       687,397                     $       764,639              $       913,214
Feb-2003              $       672,274                     $       751,257              $       890,749
Mar-2003              $       655,669                     $       748,778              $       880,862
Apr-2003              $       713,827                     $       815,120              $       956,440
May-2003              $       757,656                     $       861,500              $     1,015,356
Jun-2003              $       770,460                     $       876,318              $     1,034,851
Jul-2003              $       785,561                     $       894,020              $     1,056,687
Aug-2003              $       807,478                     $       913,241              $     1,084,689
Sep-2003              $       807,478                     $       918,721              $     1,090,654
Oct-2003              $       871,673                     $       973,109              $     1,153,367
Nov-2003              $       879,953                     $       987,803              $     1,174,820
Dec-2003              $       934,335                     $     1,049,738              $     1,245,661
Jan-2004              $       965,261                     $     1,066,534              $     1,271,820
Feb-2004              $       974,335                     $     1,084,345              $     1,299,037
Mar-2004              $       985,637                     $     1,077,188              $     1,293,451
Apr-2004              $       932,807                     $     1,055,106              $     1,259,951
May-2004              $       925,997                     $     1,064,707              $     1,264,235
Jun-2004              $       950,166                     $     1,086,534              $     1,285,474
Jul-2004              $       917,670                     $     1,051,113              $     1,237,397
Aug-2004              $       919,138                     $     1,055,738              $     1,238,140
Sep-2004              $       934,212                     $     1,075,691              $     1,271,198
Oct-2004              $       951,391                     $     1,102,046              $     1,301,580


SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 5/29/98.

Returns for the Class A Shares prior to 4/16/01 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Global 50 Fund, MSCI World Index, and Lipper Global Funds Index from May 29, 1998 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI World Index is a replica (or model) of the world's equity markets. The Lipper Global Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN GLOBAL HEALTHCARE FUND

AS OF OCTOBER 31, 2004                                               (UNAUDITED)

                                     FUND FACTS
                                     Fund Inception                      9/29/00
                                     Fiscal Year End                  OCTOBER 31
                                     Net Assets as of 10/31/2004
                                     (In Thousands)                       $6,787
                                     Primary Benchmark                MSCI WORLD
                                                                HEALTHCARE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Global Healthcare Fund, which seeks to provide high total return from a worldwide portfolio of equity securities in the healthcare industry, rose 4.1% (Select shares) over the year ending October 31, 2004, compared with the 7.2% return of the MSCI World Healthcare Index over the same period.

Q: WHY DID THE FUND PERFORM IN THIS WAY?

A: The Fund rose with global healthcare stocks, but trailed its MSCI World
   Healthcare Index benchmark during the period, when there was a wide disparity between the performance of sub-sectors within the healthcare universe. Among pharmaceutical stocks, which make up the greatest proportion of the universe, concerns about the impact of patent challenges on the long-term future earnings growth of some companies, given the absence of a strong product pipeline, dragged the sector lower. Toward the close of the period under review, concerns about the safety of the painkiller drug category following Merck's withdrawal of Vioxx also significantly impacted the sub-sector.

   Within the Pharmaceutical sector, both Eli Lilly & Co. and Elan Pharmaceuticals detracted from performance. Eli Lilly fell back after reports that a survey indicated its Zyprexa anti-depressant drug was ineffective in children, prompting analysts to reduce earnings forecasts in the company. The Fund did not hold Elan Pharmaceuticals, which rose significantly after the company announced an earlier-than-expected filing for approval of its multiple sclerosis drug, Antegren. An underweight position in Merck helped to mitigate the Fund's underperformance. Merck's share price fell by 26% on September 30th when it announced the voluntary withdrawal of Vioxx, an anti-inflammatory drug, from the market after trials indicated the drug could significantly increase the risk of heart attack or stroke.

   In Medical Technology, an overweight position in Guidant mitigated the Fund's underperformance. The cardiovascular medical equipment company performed well following positive results from a new study of its drug-coated stent, a device used to prop open heart arteries.

   In Healthcare Services, an underweight position in Cardinal Health was positive for performance. The company's share price fell after it announced it would restate more than three years' financial results.

Q: HOW WAS THE FUND MANAGED?

A: We are currently overweight versus the MSCI World Healthcare Index in both the pharmaceutical and biotechnology sub-sectors, where we see greater investment opportunities at the stock level compared to the healthcare services and medical technology sub-sectors. We continue to look for companies with strong product pipelines, healthy balance sheets and good management.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United States                                         65.2%
Switzerland                                           14.8%
United Kingdom                                         6.6%
Japan                                                  4.9%
France                                                 3.2%
Germany                                                2.5%
Israel                                                 1.3%
Denmark                                                1.1%
Czech Republic                                         0.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1.  Pfizer, Inc.                             10.7%

 2.  Johnson & Johnson                        10.6%

 3.  Novartis AG (Switzerland)                 7.1%

 4.  Roche Holding AG
    (Switzerland)                              6.3%

 5.  Eli Lilly & Co.                           6.0%

 6.  AstraZeneca PLC
     (United Kingdom)                          4.8%

 7.  Amgen, Inc.                               4.5%

 8.  Sanofi-Aventis (France)                   3.2%

 9.  Wyeth                                     3.1%

10.  Guidant Corp.                             2.8%

Top 10 equity holdings comprised 59.1% ($4,010 in thousands) of the Portfolio's market value of investments. As of October 31, 2004 the Fund held 45 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                 SINCE
                                                             INCEPTION
                                    1 YEAR       3 YEARS     (9/29/00)
                                --------------------------------------
CLASS A SHARES

     Without Sales Charge             3.88%         0.49%        (1.67%)
       With Sales Charge*            (2.08%)       (1.47%)       (3.09%)
                                --------------------------------------

SELECT SHARES                         4.13%        (2.01%)       (3.44%)

* Sales Charge for Class A Shares is 5.75%.

[CHART]

LIFE OF FUND PERFORMANCE (09/29/00 TO 10/31/04)

             JPMORGAN GLOBAL HEALTHCARE FUND (SELECT SHARES) MSCI  WORLD HEALTHCARE INDEX   LIPPER HEALTH/BIOTECHNOLOGY FUNDS INDEX
Sep-2000                       $     1,000,000                        $     1,000,000                    $     1,000,000
Sep-2000                       $     1,000,000                        $     1,000,000                    $     1,000,000
Oct-2000                       $     1,007,300                        $     1,012,000                    $       987,600
Nov-2000                       $     1,034,598                        $     1,055,010                    $       957,281
Dec-2000                       $     1,077,223                        $     1,082,968                    $     1,009,548
Jan-2001                       $       991,799                        $       995,572                    $       926,160
Feb-2001                       $       978,509                        $       999,455                    $       916,805
Mar-2001                       $       907,763                        $       934,590                    $       812,565
Apr-2001                       $       934,451                        $       952,348                    $       875,620
May-2001                       $       949,776                        $       960,633                    $       908,718
Jun-2001                       $       925,082                        $       931,334                    $       920,168
Jul-2001                       $       947,747                        $       967,749                    $       891,827
Aug-2001                       $       916,376                        $       933,587                    $       879,698
Sep-2001                       $       921,691                        $       950,952                    $       832,194
Oct-2001                       $       921,046                        $       938,875                    $       859,989
Nov-2001                       $       956,414                        $       961,502                    $       903,247
Dec-2001                       $       932,026                        $       939,483                    $       903,879
Jan-2002                       $       900,430                        $       917,406                    $       850,098
Feb-2002                       $       905,112                        $       932,451                    $       822,640
Mar-2002                       $       917,241                        $       935,528                    $       845,510
Apr-2002                       $       876,974                        $       900,259                    $       802,727
May-2002                       $       860,224                        $       879,103                    $       779,367
Jun-2002                       $       803,105                        $       820,642                    $       716,161
Jul-2002                       $       774,916                        $       781,990                    $       689,949
Aug-2002                       $       775,613                        $       782,459                    $       681,118
Sep-2002                       $       726,595                        $       739,737                    $       658,232
Oct-2002                       $       759,509                        $       780,349                    $       682,587
Nov-2002                       $       774,320                        $       790,571                    $       694,327
Dec-2002                       $       752,639                        $       770,491                    $       667,040
Jan-2003                       $       743,682                        $       761,091                    $       664,506
Feb-2003                       $       717,579                        $       740,846                    $       649,886
Mar-2003                       $       741,618                        $       762,182                    $       673,087
Apr-2003                       $       789,749                        $       803,873                    $       706,607
May-2003                       $       814,468                        $       826,944                    $       766,951
Jun-2003                       $       837,110                        $       851,918                    $       784,898
Jul-2003                       $       826,144                        $       841,695                    $       811,585
Aug-2003                       $       802,103                        $       815,939                    $       801,196
Sep-2003                       $       821,354                        $       834,216                    $       804,561
Oct-2003                       $       832,360                        $       847,147                    $       815,343
Nov-2003                       $       850,922                        $       868,325                    $       837,357
Dec-2003                       $       899,679                        $       920,685                    $       870,851
Jan-2004                       $       915,514                        $       936,521                    $       908,298
Feb-2004                       $       921,739                        $       944,107                    $       919,833
Mar-2004                       $       891,506                        $       915,973                    $       916,246
Apr-2004                       $       918,341                        $       944,734                    $       931,089
May-2004                       $       916,320                        $       948,230                    $       927,271
Jun-2004                       $       914,304                        $       943,678                    $       930,053
Jul-2004                       $       866,852                        $       908,290                    $       863,647
Aug-2004                       $       883,322                        $       924,094                    $       870,125
Sep-2004                       $       886,767                        $       918,180                    $       893,357
Oct-2004                       $       866,821                        $       907,897                    $       877,455

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 9/29/00.

Returns for the Class A Shares prior to 4/16/01 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Global Healthcare Fund, MSCI World Healthcare Index, and Lipper Health/Biotechnology Funds Index from September 29, 2000 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI World Healthcare Index is a replica (or model) of the world's healthcare/healthcare services industries. The Lipper Health/Biotechnology Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN MARKET NEUTRAL FUND

PORTFOLIO OF INVESTMENTS                  AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES         ISSUER                                             VALUE
-----------------------------------------------------------------------
LONG POSITIONS -- 87.0%

               COMMON STOCKS -- 84.2%

               AEROSPACE -- 1.6%
         5     Lockheed Martin Corp.**                     $        297
         4     Northrop Grumman Corp.**                             191
         9     United Technologies Corp.**                          808
               --------------------------------------------------------
                                                                  1,296
               --------------------------------------------------------

               APPAREL -- 1.0%
         8     Jones Apparel Group, Inc.**                          265
         7     Nike, Inc., Class B**                                545
               --------------------------------------------------------
                                                                    810
               --------------------------------------------------------

               AUTOMOTIVE -- 0.5%
        10     Ford Motor Co.**                                     133
         5     Johnson Controls, Inc.**                             281
               --------------------------------------------------------
                                                                    414
               --------------------------------------------------------

               BANKING -- 5.6%
         7     Comerica, Inc.**                                     437
         6     Compass Bancshares, Inc.**                           268
         9     Doral Financial Corp. (Puerto Rico)**                378
         9     First Horizon National Corp.**                       398
         7     FirstMerit Corp.**                                   191
        10     KeyCorp**                                            322
        16     North Fork Bancorporation, Inc.**                    697
         9     The Bank of New York Co., Inc.**                     279
        13     U.S. Bancorp**                                       383
        13     Wells Fargo & Co.**                                  746
         6     Zions Bancorporation**                               384
               --------------------------------------------------------
                                                                  4,483
               --------------------------------------------------------

               BIOTECHNOLOGY -- 0.6%
         6     Amgen, Inc.* **                                      352
         5     Gilead Sciences, Inc.* **                            163
               --------------------------------------------------------
                                                                    515
               --------------------------------------------------------

               BROADCASTING/CABLE -- 0.3%
         8     EchoStar Communications Corp., Class A* **           256

               BUSINESS SERVICES -- 1.0%
        33     Accenture LTD (Bermuda), Class A* **                 792

               CHEMICALS -- 1.7%
        21     Praxair, Inc.**                             $        899
         5     Rohm & Haas Co.**                                    220
         6     The Dow Chemical Co.**                               274
               --------------------------------------------------------
                                                                  1,393
               --------------------------------------------------------

               COMPUTER NETWORKS -- 0.9%
        14     Cisco Systems, Inc.* **                              261
        18     Juniper Networks, Inc.* **                           487
               --------------------------------------------------------
                                                                    748
               --------------------------------------------------------

               COMPUTER SOFTWARE -- 1.8%
        40     Oracle Corp.* **                                     509
         7     SAP AG (Germany), ADR**                              286
        15     Take-Two Interactive Software, Inc.* **              494
         7     VERITAS Software Corp.* **                           155
               --------------------------------------------------------
                                                                  1,444
               --------------------------------------------------------

               COMPUTERS/COMPUTER HARDWARE -- 1.1%
        15     Dell, Inc.* **                                       512
         4     Lexmark International, Inc., Class A* **             341
               --------------------------------------------------------
                                                                    853
               --------------------------------------------------------

               CONSTRUCTION -- 0.4%
         6     Lennar Corp., Class A**                              288

               CONSTRUCTION MATERIALS -- 0.3%
         8     Masco Corp.**                                        271

               CONSUMER PRODUCTS -- 1.3%
         8     Altria Group, Inc.**                                 397
         8     Procter & Gamble Co.**                               384
         7     The Gillette Co.**                                   282
               --------------------------------------------------------
                                                                  1,063
               --------------------------------------------------------

               DIVERSIFIED -- 2.3%
         8     General Electric Co.**                               270
        50     Tyco International LTD (Bermuda)**                 1,548
               --------------------------------------------------------
                                                                  1,818
               --------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                             VALUE
-----------------------------------------------------------------------
LONG POSITIONS -- CONTINUED

               ENTERTAINMENT/LEISURE -- 0.7%
         6     Carnival Corp.**                            $        309
         7     International Game Technology**                      241
               --------------------------------------------------------
                                                                    550
               --------------------------------------------------------

               FINANCIAL SERVICES -- 9.4%
        19     CIT Group, Inc.**                                    764
        37     Citigroup, Inc.**                                  1,646
        18     Countrywide Financial Corp.**                        559
         4     Freddie Mac**                                        293
         3     Legg Mason, Inc.**                                   198
        12     MBNA Corp.**                                         302
        35     Morgan Stanley**                                   1,808
        16     State Street Corp.**                                 703
       112     The Charles Schwab Corp.**                         1,025
         9     Washington Mutual, Inc.**                            356
               --------------------------------------------------------
                                                                  7,654
               --------------------------------------------------------

               FOOD/BEVERAGE PRODUCTS -- 1.3%
         3     Sysco Corp.**                                        103
        23     The Coca-Cola Co.**                                  927
               --------------------------------------------------------
                                                                  1,030
               --------------------------------------------------------

               HEALTH CARE/HEALTH CARE SERVICES -- 3.3%
         2     Aetna, Inc.**                                        181
        32     Boston Scientific Corp.* **                        1,144
        13     Guidant Corp.**                                      893
        10     HCA, Inc.**                                          367
         1     Wellpoint, Inc.* **                                   88
               --------------------------------------------------------
                                                                  2,673
               --------------------------------------------------------

               HOTELS/OTHER LODGING -- 0.5%
         7     Marriott International, Inc., Class A**              387

               INDUSTRIAL COMPONENTS -- 0.2%
         5     SPX Corp.**                                          176

               INSURANCE -- 7.1%
        20     AMBAC Financial Group, Inc.**                      1,576
        25     Genworth Financial, Inc., Class A**                  604
         3     MBIA, Inc.**                                         168
        32     RenaissanceRe Holdings LTD (Bermuda)**             1,512
         3     The Allstate Corp.**                                 154
        10     The St. Paul Travelers Companies, Inc.**    $        350
        39     Willis Group Holdings LTD
               (United Kingdom)**                                 1,402
               --------------------------------------------------------
                                                                  5,766
               --------------------------------------------------------

               MACHINERY & ENGINEERING EQUIPMENT -- 1.6%
         8     Caterpillar, Inc.**                                  620
        11     Deere & Co.**                                        676
               --------------------------------------------------------
                                                                  1,296
               --------------------------------------------------------

               MANUFACTURING -- 0.6%
         2     3M Co.**                                             140
         6     Eaton Corp.**                                        364
               --------------------------------------------------------
                                                                    504
               --------------------------------------------------------

               METALS/MINING -- 1.4%
        36     Alcoa, Inc.**                                      1,167

               MULTI-MEDIA -- 3.6%
        20     Fox Entertainment Group, Inc., Class A* **           596
         8     Gannett Co., Inc.**                                  680
        11     The E.W. Scripps Co., Class A**                      544
        30     Viacom, Inc., Class B**                            1,102
               --------------------------------------------------------
                                                                  2,922
               --------------------------------------------------------

               OIL & GAS -- 4.2%
        12     Baker Hughes, Inc.**                                 505
         6     ChevronTexaco Corp.**                                313
         6     Devon Energy Corp.**                                 451
         9     Exxon Mobil Corp.**                                  423
        22     GlobalSantaFe Corp.**                                647
        15     Unocal Corp.**                                       605
        10     Valero Energy Corp.**                                413
               --------------------------------------------------------
                                                                  3,357
               --------------------------------------------------------

               PACKAGING -- 0.2%
         8     Smurfit-Stone Container Corp.* **                    135

               PHARMACEUTICALS -- 3.8%
         8     Eli Lilly & Co.**                                    423
        17     Forest Laboratories, Inc.* **                        766
         9     Medicis Pharmaceutical Corp., Class A**              346

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                             VALUE
-----------------------------------------------------------------------
LONG POSITIONS -- CONTINUED

               PHARMACEUTICALS -- CONTINUED
         7     OSI Pharmaceuticals, Inc.* **               $        435
        14     Schering-Plough Corp.**                              259
        12     Sepracor, Inc.* **                                   556
         9     Watson Pharmaceuticals, Inc.* **                     247
               --------------------------------------------------------
                                                                  3,032
               --------------------------------------------------------

               REAL ESTATE INVESTMENT TRUST -- 6.6%
        13     Apartment Investment &
               Management Co., Class A**                            459
        16     Camden Property Trust**                              745
        27     CarrAmerica Realty Corp.**                           873
         1     Centerpoint Properties Trust**                        56
        20     Kimco Realty Corp.**                               1,095
        18     MACK-CALI Realty Corp.**                             786
        24     ProLogis**                                           928
         6     Simon Property Group, Inc.**                         356
               --------------------------------------------------------
                                                                  5,298
               --------------------------------------------------------

               RESTAURANTS/FOOD SERVICES -- 1.0%
        14     McDonald's Corp.**                                   417
         8     Yum! Brands, Inc.**                                  365
               --------------------------------------------------------
                                                                    782
               --------------------------------------------------------

               RETAILING -- 2.1%
         4     Best Buy Co., Inc.**                                 219
         6     Federated Department Stores, Inc.**                  308
         7     Kohl's Corp.* **                                     355
         4     Lowe's Companies, Inc.**                             242
         9     Staples, Inc.**                                      259
         6     Target Corp.**                                       275
               --------------------------------------------------------
                                                                  1,658
               --------------------------------------------------------

               SEMI-CONDUCTORS -- 5.3%
        23     Altera Corp.* **                                     518
        36     Analog Devices, Inc.**                             1,442
        11     Broadcom Corp., Class A* **                          300
        28     Intersil Corp., Class A**                            449
        22     Linear Technology Corp.**                            822
        24     Xilinx, Inc.**                                       734
               --------------------------------------------------------
                                                                  4,265
               --------------------------------------------------------

               SHIPPING/TRANSPORTATION -- 0.4%
         6     CSX Corp.**                                 $        234
         3     Norfolk Southern Corp.**                             105
               --------------------------------------------------------
                                                                    339
               --------------------------------------------------------

               STEEL -- 0.2%
         5     United States Steel Corp.**                          187

               TELECOMMUNICATIONS -- 1.7%
        13     Nextel Communications, Inc., Class A* **             352
        14     Sprint Corp. -- FON Group**                          283
        18     Verizon Communications, Inc.**                       696
               --------------------------------------------------------
                                                                  1,331
               --------------------------------------------------------

               TELECOMMUNICATIONS EQUIPMENT -- 1.7%
        48     Corning, Inc.* **                                    548
        15     Motorola, Inc.**                                     266
        13     QUALCOMM, Inc.**                                     548
               --------------------------------------------------------
                                                                  1,362
               --------------------------------------------------------

               TOYS & GAMES -- 0.0% ^
         0^^   Hasbro, Inc.**                                         2

               UTILITIES -- 6.9%
        11     Dominion Resources, Inc.**                           720
        23     Edison International**                               692
        11     FPL Group, Inc.**                                    772
        16     Pinnacle West Capital Corp.**                        699
        14     PPL Corp.**                                          707
        13     SCANA Corp.**                                        464
        84     Sierra Pacific Resources* **                         804
        43     XCEL Energy, Inc.**                                  737
               --------------------------------------------------------
                                                                  5,595
               --------------------------------------------------------
               Total Common Stocks                               67,912
               (Cost $63,061)
               --------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                             VALUE
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.8%

               U.S. TREASURY SECURITIES -- 0.1%
               U.S. Treasury Notes & Bonds,
        30     1.63%, 01/31/05 @                           $         30
        50     1.50%, 07/31/05 @                                     50
               --------------------------------------------------------
               Total U.S. Treasury Securities                        80
               (Cost $80)
               --------------------------------------------------------

               MONEY MARKET FUND -- 2.7%
     2,161     JPMorgan Prime Money Market Fund (a)               2,161
               (Cost $2,161)
               --------------------------------------------------------
               Total Short-Term Investments                       2,241
               (Cost $2,241)
               --------------------------------------------------------

               TOTAL LONG POSITIONS -- 87.0%               $     70,153
               (COST $65,302)
               OTHER ASSETS IN EXCESS OF
               LIABILITIES -- 13.0%                              10,511
               --------------------------------------------------------
               NET ASSETS -- 100.0%                        $     80,664
               --------------------------------------------------------

               Percentages indicated are based on net assets of $80,664.

SHARES         ISSUER                                             VALUE
-----------------------------------------------------------------------
SHORT POSITIONS -- (85.1%)

               COMMON STOCKS-- (85.1%)

               ADVERTISING -- (0.3%)
       (20)    Interpublic Group of Companies, Inc.*       $       (251)

               AEROSPACE -- (1.4%)
        (3)    General Dynamics Corp.                              (327)
       (15)    Goodrich Corp.                                      (456)
        (8)    The Boeing Co.                                      (384)
               --------------------------------------------------------
                                                                 (1,167)
               --------------------------------------------------------

               APPAREL -- (0.4%)
        (9)    Reebok International LTD                            (344)

               AUTOMOTIVE -- (1.2%)
       (41)    Delphi Corp.                                        (349)
        (6)    Harley-Davidson, Inc.                               (357)
        (3)    PACCAR, Inc.                                        (243)
               --------------------------------------------------------
                                                                   (949)
               --------------------------------------------------------

               BANKING -- (8.2%)
        (6)    Bank of Hawaii Corp.                                (282)
        (7)    Commerce Bancorp, Inc.                              (409)
       (11)    Commerce Bancshares, Inc.                           (530)
       (19)    Fulton Financial Corp.                              (406)
        (4)    Hudson United Bancorp                               (175)
        (4)    M&T Bank Corp.                                      (443)
        (8)    Mercantile Bankshares Corp.                         (405)
        (5)    New York Community Bancorp, Inc.                     (84)
        (4)    Northern Trust Corp.                                (157)
       (18)    Regions Financial Corp.                             (628)
        (0)^^  The Colonial BancGroup, Inc.                          (2)
        (4)    UCBH Holdings, Inc.                                 (164)
       (21)    Valley National Bancorp                             (598)
       (12)    Wachovia Corp.                                      (576)
       (24)    Washington Federal, Inc.                            (612)
       (12)    Webster Financial Corp.                             (578)
       (17)    Wilmington Trust Corp.                              (588)
               --------------------------------------------------------
                                                                 (6,637)
               --------------------------------------------------------

               BIOTECHNOLOGY -- (0.5%)
        (5)    Chiron Corp.*                                       (178)
        (4)    Genzyme Corp.*                                      (231)
               --------------------------------------------------------
                                                                   (409)
               --------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                             VALUE
-----------------------------------------------------------------------
SHORT POSITIONS -- CONTINUED

               BROADCASTING/CABLE -- (0.6%)
       (14)    Clear Channel Communications, Inc.          $       (481)

               BUSINESS SERVICES -- (0.9%)
       (35)    Electronic Data Systems Corp.                       (751)

               CHEMICALS -- (1.7%)
       (13)    E.I. DuPont de Nemours & Co.                        (544)
       (11)    Lyondell Chemical Co.                               (256)
        (8)    Potash Corp. of Saskatchewan (Canada)               (554)
               --------------------------------------------------------
                                                                 (1,354)
               --------------------------------------------------------

               COMPUTER SOFTWARE -- (1.3%)
       (38)    BEA Systems, Inc.*                                  (312)
        (6)    Business Objects S.A. (France), ADR*                (166)
        (0)^^  Computer Associates International, Inc.               (3)
        (7)    Manhattan Associates, Inc.*                         (152)
       (19)    SalesForce.com, Inc.*                               (396)
               --------------------------------------------------------
                                                                 (1,029)
               --------------------------------------------------------

               COMPUTERS/COMPUTER HARDWARE -- (1.6%)
        (5)    Apple Computer, Inc.*                               (284)
       (48)    EMC Corp.*                                          (618)
       (30)    Seagate Technology (Cayman Islands)*                (374)
               --------------------------------------------------------
                                                                 (1,276)
               --------------------------------------------------------

               CONSTRUCTION -- (0.5%)
        (3)    KB Home                                             (214)
        (4)    Pulte Homes, Inc.                                   (214)
               --------------------------------------------------------
                                                                   (428)
               --------------------------------------------------------

               CONSUMER PRODUCTS -- (2.6%)
       (13)    Black & Decker Corp.                              (1,052)
        (8)    Clorox Co.                                          (437)
        (4)    Kimberly-Clark Corp.                                (220)
       (19)    Newell Rubbermaid, Inc.                             (410)
               --------------------------------------------------------
                                                                 (2,119)
               --------------------------------------------------------

               ELECTRONICS/ELECTRICAL EQUIPMENT -- (2.2%)
       (13)    Agilent Technologies, Inc.*                         (336)
       (19)    Emerson Electric Co.                              (1,217)
       (12)    SanDisk Corp.*                                      (248)
               --------------------------------------------------------
                                                                 (1,801)
               --------------------------------------------------------

               ENTERTAINMENT/LEISURE -- (0.6%)
        (8)    Harrah's Entertainment, Inc.                $       (445)

               ENVIRONMENTAL SERVICES -- (0.4%)
       (11)    Waste Management, Inc.                              (313)

               FINANCIAL SERVICES -- (6.8%)
       (31)    American Express Co.                              (1,645)
        (4)    Capital One Financial Corp.                         (280)
        (4)    Fannie Mae                                          (273)
       (33)    Janus Capital Group, Inc.                           (505)
       (22)    Lehman Brothers Holdings, Inc.                    (1,824)
       (11)    T. Rowe Price Group, Inc.                           (625)
        (4)    The Bear Stearns Companies, Inc.                    (360)
               --------------------------------------------------------
                                                                 (5,512)
               --------------------------------------------------------

               FOOD/BEVERAGE PRODUCTS -- (1.7%)
        (8)    General Mills, Inc.                                 (336)
       (11)    Hershey Foods Corp.                                 (563)
       (20)    Sara Lee Corp.                                      (468)
               --------------------------------------------------------
                                                                 (1,367)
               --------------------------------------------------------

               HEALTH CARE/HEALTH CARE SERVICES -- (3.2%)
       (21)    Becton, Dickinson & Co.                           (1,081)
        (3)    CIGNA Corp.                                         (210)
       (18)    Medtronic, Inc.                                     (940)
        (3)    Stryker Corp.                                       (130)
       (21)    Tenet Healthcare Corp.*                             (223)
               --------------------------------------------------------
                                                                 (2,584)
               --------------------------------------------------------

               INSURANCE -- (7.0%)
       (12)    American International Group, Inc.                  (729)
       (42)    AON Corp.                                           (863)
       (17)    Brown & Brown, Inc.                                 (710)
       (20)    Jefferson-Pilot Corp.                               (985)
       (15)    Lincoln National Corp.                              (639)
        (5)    Markel Corp.*                                     (1,749)
               --------------------------------------------------------
                                                                 (5,675)
               --------------------------------------------------------

               INTERNET SERVICES/SOFTWARE -- (0.4%)
        (1)    Google, Inc., Class A*                              (172)
        (4)    Yahoo!, Inc.*                                       (130)
               --------------------------------------------------------
                                                                   (302)
               --------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                             VALUE
-----------------------------------------------------------------------
SHORT POSITIONS -- CONTINUED

               MACHINERY & ENGINEERING EQUIPMENT -- (1.8%)
       (34)    Rockwell Automation, Inc.                   $     (1,422)

               MANUFACTURING -- (0.9%)
        (8)    Illinois Tool Works, Inc.                           (747)

               METALS/MINING -- (2.1%)
        (7)    Inco LTD (Canada)*                                  (244)
       (26)    Newmont Mining Corp.                              (1,231)
       (12)    Placer Dome, Inc. (Canada)                          (255)
               --------------------------------------------------------
                                                                 (1,730)
               --------------------------------------------------------

               MULTI-MEDIA -- (2.6%)
       (27)    Comcast Corp., Class A*                             (802)
       (16)    New York Times Co., Class A                         (633)
       (18)    The DIRECTV Group, Inc.*                            (306)
       (23)    Time Warner, Inc.*                                  (384)
               --------------------------------------------------------
                                                                 (2,125)
               --------------------------------------------------------

               OIL & GAS -- (4.0%)
        (8)    Amerada Hess Corp.                                  (638)
       (13)    Kerr-McGee Corp.                                    (746)
       (11)    Marathon Oil Corp.                                  (434)
        (4)    Murphy Oil Corp.                                    (352)
        (6)    Schlumberger LTD                                    (371)
        (7)    Smith International, Inc.*                          (430)
        (3)    Sunoco, Inc.                                        (246)
               --------------------------------------------------------
                                                                 (3,217)
               --------------------------------------------------------

               PHARMACEUTICALS -- (4.3%)
       (33)    Abbott Laboratories                               (1,407)
        (8)    Allergan, Inc.                                      (544)
        (9)    AmerisourceBergen Corp.                             (473)
       (24)    Bristol-Myers Squibb Co.                            (567)
       (37)    Millennium Pharmaceuticals, Inc.*                   (487)
               --------------------------------------------------------
                                                                 (3,478)
               --------------------------------------------------------

               REAL ESTATE INVESTMENT TRUST -- (6.7%)
        (0)^^  AMB Property Corp.                                    (3)
        (6)    Boston Properties, Inc.                             (376)
       (25)    Catellus Development Corp.                          (730)
       (13)    Essex Property Trust, Inc.,                       (1,012)
       (13)    First Industrial Realty Trust                       (502)
        (9)    Pan Pacific Retail Properties, Inc.         $       (521)
       (15)    Reckson Associates Realty Corp.                     (446)
       (14)    SL Green Realty Corp.                               (746)
        (7)    The Macerich Co.                                    (448)
        (9)    Vornado Realty Trust                                (605)
               --------------------------------------------------------
                                                                 (5,389)
               --------------------------------------------------------

               RESTAURANTS/FOOD SERVICES -- (0.5%)
       (15)    Darden Restaurants, Inc.                            (377)

               RETAILING -- (2.7%)
       (20)    Albertson's, Inc.                                   (452)
       (21)    Circuit City Stores, Inc.                           (349)
        (9)    Dillards, Inc., Class A                             (178)
       (17)    Safeway, Inc.*                                      (316)
        (3)    Sears, Roebuck & Co.                                (113)
        (8)    The May Department Stores Co.                       (208)
       (10)    Wal-Mart Stores, Inc.                               (539)
               --------------------------------------------------------
                                                                 (2,155)
               --------------------------------------------------------

               SEMI-CONDUCTORS -- (5.7%)
       (17)    Advanced Micro Devices, Inc.*                       (289)
       (41)    Applied Materials, Inc.*                            (657)
       (19)    Maxim Integrated Products, Inc.                     (827)
       (19)    Microchip Technology, Inc.                          (563)
       (58)    Micron Technology, Inc.*                            (704)
       (15)    National Semiconductor Corp.*                       (247)
       (18)    Novellus Systems, Inc.*                             (456)
       (30)    PMC -- Sierra, Inc.*                                (304)
       (17)    Teradyne, Inc.*                                     (278)
       (11)    Texas Instruments, Inc.                             (276)
               --------------------------------------------------------
                                                                 (4,601)
               --------------------------------------------------------

               SHIPPING/TRANSPORTATION -- (0.4%)
        (8)    Burlington Northern Santa Fe Corp.                  (318)

               TELECOMMUNICATIONS -- (2.0%)
       (61)    AT&T Corp.                                        (1,040)
       (15)    BellSouth Corp.                                     (403)
       (25)    Tellabs, Inc.*                                      (200)
               --------------------------------------------------------
                                                                 (1,643)
               --------------------------------------------------------


                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                             VALUE
-----------------------------------------------------------------------
SHORT POSITIONS -- CONTINUED

               TELECOMMUNICATIONS EQUIPMENT -- (0.8%)
       (86)    JDS Uniphase Corp.*                         $       (272)
       (98)    Nortel Networks Corp. (Canada)*                     (333)
               --------------------------------------------------------
                                                                   (605)
               --------------------------------------------------------

               UTILITIES -- (7.1%)
       (21)    DTE Energy Co.                                      (884)
       (26)    FirstEnergy Corp.                                 (1,083)
        (9)    Public Service Enterprise Group, Inc.               (366)
       (91)    Reliant Resources, Inc.*                            (937)
       (85)    TECO Energy, Inc.                                 (1,187)
       (47)    The AES Corp.*                                      (512)
       (12)    TXU Corp.                                           (735)
               --------------------------------------------------------
                                                                 (5,704)
               --------------------------------------------------------
               Total Common Stocks                              (68,705)
               (Proceeds $63,106)
               --------------------------------------------------------
               TOTAL SHORT POSITIONS -- (85.1%)            $    (68,705)
               (PROCEEDS $63,106)
               OTHER ASSETS IN EXCESS OF
               LIABILITIES -- 185.1%                            149,369
               --------------------------------------------------------
               NET ASSETS -- 100.0%                        $     80,664
               --------------------------------------------------------

               Percentages indicated are based on net assets of $80,664.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                   NOTIONAL            UNREALIZED
NUMBER OF                                                                          VALUE AT          APPRECIATION
CONTRACTS         DESCRIPTION                             EXPIRATION DATE    10/31/04 (USD)  (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------
                  LONG FUTURES OUTSTANDING
3                 S&P 500 Index                           December, 2004    $           848       $            15

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GLOBAL 50 FUND

PORTFOLIO OF INVESTMENTS                                  AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES         ISSUER                                             VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 100.8%

               COMMON STOCKS -- 100.8%

               BERMUDA -- 2.1%
        14     Tyco International LTD +                    $        447

               BRAZIL -- 2.4%
        16     Petroleo Brasileiro SA, ADR +                        513

               FRANCE -- 4.5%
        22     AXA (f) +                                            467
        22     Thomson SA (f) +                                     508
               --------------------------------------------------------
                                                                    975
               --------------------------------------------------------

               GERMANY -- 4.3%
        17     Bayer AG (f) +                                       481
         7     Schering AG (f) +                                    462
               --------------------------------------------------------
                                                                    943
               --------------------------------------------------------

               HONG KONG -- 6.3%
       269     Cathay Pacific Airways LTD (f) +                     466
        46     Sun Hung Kai Properties LTD (f) +                    426
       146     Wharf Holdings LTD (f) +                             479
               --------------------------------------------------------
                                                                  1,371
               --------------------------------------------------------

               INDIA -- 2.4%
        21     Reliance Industries LTD, GDR, # +                    522

               INDONESIA -- 2.3%
        27     Telekomunikasi Indonesia TBK PT, ADR +               507

               JAPAN -- 15.5%
        60     Daiwa Securities Group, Inc. (f) +                   367
        74     Fujitsu LTD (f) +                                    439
         9     NEC Electronics Corp. (f) (l) +                      414
         4     Nintendo Co., LTD (f) +                              472
         0^^   Nippon Telegraph & Telephone Corp. (f) +             378
        12     Sony Corp. (f) +                                     411
        19     Tokyo Electric Power Co. (f) +                       439
        12     Toyota Motor Corp. (f) +                             449
               --------------------------------------------------------
                                                                  3,369
               --------------------------------------------------------

               SOUTH KOREA -- 6.3%
         8     Hyundai Mobis (f) +                                  420
        13     Kookmin Bank, ADR* +                                 447
         1     Samsung Electronics Co., LTD (f) +          $        510
               --------------------------------------------------------
                                                                  1,377
               --------------------------------------------------------

               SPAIN -- 2.0%
        20     Iberdrola SA (f) +                                   437

               SWEDEN -- 2.2%
        12     SKF AB, Ser. B +                                     471

               SWITZERLAND -- 6.5%
        78     ABB LTD* (f) +                                       450
        17     Compagnie Financiere Richemont AG,
               Class A (f) +                                        480
         7     UBS AG (f) +                                         483
               --------------------------------------------------------
                                                                  1,413
               --------------------------------------------------------

               TAIWAN -- 1.9%
       120     United Microelectronics Corp., ADR* +                421

               THE NETHERLANDS -- 4.3%
        18     ING Groep NV (f) +                                   484
        57     Koninklijke KPN NV (f) +                             454
               --------------------------------------------------------
                                                                    938
               --------------------------------------------------------

               UNITED KINGDOM -- 13.0%
        10     AstraZeneca PLC (f) +                                402
        50     British Sky Broadcasting PLC (f) +                   469
        44     Intercontinental Hotels Group PLC (f) +              535
        17     Reckitt Benckiser PLC (f) +                          476
        15     Royal Bank of Scotland Group PLC (f) +               454
       189     Vodafone Group PLC (f) +                             484
               --------------------------------------------------------
                                                                  2,820
               --------------------------------------------------------

               UNITED STATES -- 24.8%
        14     Alcoa, Inc. +                                        462
         5     AMBAC Financial Group, Inc. +                        415
         7     Anadarko Petroleum Corp. +                           489
        10     Citigroup, Inc. +                                    425
         6     Eli Lilly & Co. +                                    345
        13     General Electric Co. +                               460
         7     Guidant Corp. +                                      481
        18     Juniper Networks, Inc.* +                            475

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                             VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               UNITED STATES -- CONTINUED
         9     Kohl's Corp.* +                             $        454
         9     Lowe's Companies, Inc. +                             479
        10     North Fork Bancorporation, Inc. +                    453
        12     Viacom, Inc., Class B +                              455
               --------------------------------------------------------
                                                                  5,393
               --------------------------------------------------------
               Total Common Stocks                               21,917
               (Cost $20,293)
               --------------------------------------------------------

PRINCIPAL
AMOUNT
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.1%

               U.S. TREASURY SECURITY -- 0.1%
$       20     U.S. Treasury Bill, 1.58%, 12/16/04                   20
               (Cost $20)

SHARES
-----------------------------------------------------------------------
               MONEY MARKET FUND -- 0.0% ^
         0^^   JPMorgan Prime Money Market Fund (a)                   0^^
               (Cost $0 ^^)
               --------------------------------------------------------
               Total Short-Term Investments                          20
               (Cost $20)
               --------------------------------------------------------

               TOTAL INVESTMENTS -- 100.9%                 $     21,937
               (COST $20,313)
               LIABILITIES IN EXCESS OF
               OTHER ASSETS -- (0.9)%                              (191)
               --------------------------------------------------------
               NET ASSETS -- 100.0%                        $     21,746
               --------------------------------------------------------

               Percentages indicated are based on net assets of $21,746.

PRINCIPAL
AMOUNT
(USD)          COLLATERAL INVESTMENTS                             VALUE
-----------------------------------------------------------------------
               REPURCHASE AGREEMENT (c)
$      256     Deutsche Bank Securities, Inc., 1.90%,
               dated 10/29/04, due 11/01/04, proceeds
               $256, secured by U.S. Government Agency
               Securities                                           256
               --------------------------------------------------------
                                                           $        256
               --------------------------------------------------------

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                                 PERCENTAGE
-------------------------------------------------------------------
Electronics/Electrical Equipment                            8.5%
Banking                                                     8.4
Telecommunications                                          8.4
Retailing                                                   6.5
Diversified                                                 6.4
Insurance                                                   6.3
Pharmaceuticals                                             5.6
Chemicals                                                   4.6
Oil & Gas                                                   4.6
Multi-Media                                                 4.3
Utilities                                                   4.0
Automotive                                                  4.0
Financial Services                                          3.6
Hotels/Other Lodging                                        2.5
Health Care/Health Care Services                            2.2
Consumer Products                                           2.2
Computer Networks                                           2.2
Industrial Components                                       2.2
Broadcasting/Cable                                          2.1
Airlines                                                    2.1
Metals/Mining                                               2.1
Construction                                                2.1
Computers/Computer Hardware                                 2.0
Real Estate                                                 2.0
Semi-Conductors                                             1.9
Other (less than 1%)                                        0.1
-------------------------------------------------------------------
Total                                                     100.9%
-------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Amounts in thousands)

                                                                               NET UNREALIZED
                              SETTLEMENT    SETTLEMENT         VALUE AT          APPRECIATION
   CONTRACTS TO BUY                 DATE   VALUE (USD)   10/31/04 (USD)  (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------
    683            AUD          11/26/04  $        488  $           509  $                 21
    834            CAD          11/26/04           642              683                    41
    533            CHF          11/26/04           433              444                    11
  1,812            EUR          11/26/04         2,238            2,304                    66
     60            EUR for      11/26/04
  8,214            JPY          11/26/04            77~              76~                   (1)
    550            GBP          11/26/04           980            1,006                    26
133,939            JPY          11/26/04         1,228            1,263                    35
 31,256            JPY for
    230            EUR          11/26/04           293~             295~                    2
    288            SGD          11/26/04           169              173                     4
---------------------------------------------------------------------------------------------
                                          $      6,548  $         6,753  $                205
---------------------------------------------------------------------------------------------

                                                                               NET UNREALIZED
                              SETTLEMENT    SETTLEMENT         VALUE AT          APPRECIATION
  CONTRACTS TO SELL                 DATE   VALUE (USD)   10/31/04 (USD)  (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------
  1,435            CHF          11/26/04  $      1,147  $         1,195  $                (48)
  1,442            EUR          11/26/04         1,770            1,834                   (64)
    737            GBP          11/26/04         1,323            1,348                   (25)
 10,099            HKD          11/26/04         1,298            1,299                    (1)
241,165            JPY          11/26/04         2,200            2,274                   (74)
  2,131            SEK          11/26/04           285              300                   (15)
---------------------------------------------------------------------------------------------
                                          $      8,023  $         8,250  $               (227)
---------------------------------------------------------------------------------------------

~ For cross-currency exchange contracts, the settlement value is the market value at 10/31/04 of the currency being sold, and the value at 10/31/04 is the market value at 10/31/04 of the currency being purchased.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GLOBAL HEALTHCARE FUND

PORTFOLIO OF INVESTMENTS                           AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES         ISSUER                                             VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.9%

               COMMON STOCKS -- 99.9%

               CZECH REPUBLIC -- 0.4%
         1     Zentiva NV, GDR, Regulation S* +            $         26

               DENMARK -- 1.1%
         1     Novo-Nordisk AS, Class B (f) +                        74

               FRANCE -- 3.2%
         3     Sanofi-Aventis (f) +                                 219

               GERMANY -- 2.5%
         2     Bayer AG (f) +                                        57
         2     Schering AG (f) +                                    116
               --------------------------------------------------------
                                                                    173
               --------------------------------------------------------

               ISRAEL -- 1.3%
         1     Taro Pharmaceutical Industries LTD* +                 23
         3     Teva Pharmaceutical Industries LTD, ADR +             68
               --------------------------------------------------------
                                                                     91
               --------------------------------------------------------

               JAPAN -- 4.8%
         5     Fujisawa Pharmaceutical Co., LTD (f) +               117
         7     Sankyo Co., LTD (f) +                                145
         3     Suzuken Co., LTD (f) +                                66
               --------------------------------------------------------
                                                                    328
               --------------------------------------------------------

               SWITZERLAND -- 14.8%
        10     Novartis AG (f) +                                    484
         4     Roche Holding AG (f) +                               428
         1     Synthes, Inc.* (f) +                                  92
               --------------------------------------------------------
                                                                  1,004
               --------------------------------------------------------

               UNITED KINGDOM -- 6.6%
         8     AstraZeneca PLC (f) +                                324
         6     GlaxoSmithKline PLC (f) +                            121
               --------------------------------------------------------
                                                                    445
               --------------------------------------------------------

               UNITED STATES -- 65.2%
         3     Able Laboratories, Inc.* +                            57
         4     Adolor Corp.* +                                       48
         5     Amgen, Inc.* +                                       304
         2     Anthem, Inc.* +                                      131
         1     AtheroGenics, Inc.* +                                 40
         4     Baxter International, Inc. +                $        120
         2     Biogen Idec, Inc.* +                                 143
         5     Boston Scientific Corp.* +                           171
         5     Cypress Bioscience, Inc.* +                           57
         2     Cytokinetics, Inc.* +                                 18
         7     Eli Lilly & Co. +                                    405
         3     Forest Laboratories, Inc.* +                         114
         2     Genentech, Inc.* +                                    84
         4     Gilead Sciences, Inc.* +                             146
         3     Guidant Corp. +                                      188
         3     HCA, Inc. +                                          122
         0^^   ImClone Systems, Inc.* +                              20
         4     Incyte Corp.* +                                       41
        12     Johnson & Johnson +                                  717
         2     Medicis Pharmaceutical Corp., Class A +               63
         4     Merck & Co., Inc. +                                  140
         1     OSI Pharmaceuticals, Inc.* +                          36
         1     PacifiCare Health Systems* +                          33
        25     Pfizer, Inc. +                                       729
         2     Schering-Plough Corp. +                               39
         1     Sepracor, Inc.* +                                     53
         1     St. Jude Medical, Inc.* +                             96
         1     Valeant Pharmaceuticals International +               32
         1     WellPoint Health Networks, Inc.* +                    65
         5     Wyeth +                                              212
               --------------------------------------------------------
                                                                  4,424
               --------------------------------------------------------
               Total Common Stocks                                6,784
               (Cost $6,038)
               --------------------------------------------------------

SHORT-TERM INVESTMENT -- 0.0% ^
-----------------------------------------------------------------------

               MONEY MARKET FUND -- 0.0% ^
         0^^   JPMorgan Prime Money Market Fund (a)                   0^^
               (Cost $0)^^
               --------------------------------------------------------

               TOTAL INVESTMENTS -- 99.9%                  $      6,784
               (COST $6,038)
               OTHER ASSETS IN EXCESS
               OF LIABILITIES -- 0.1%                                 3
               --------------------------------------------------------
               NET ASSETS -- 100.0%                        $      6,787
               --------------------------------------------------------

               Percentages indicated are based on net assets of $6,787.

SEE NOTES TO FINANCIAL STATEMENTS.

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                                             PERCENTAGE
-------------------------------------------------------------------------------
Pharmaceuticals                                                            74.7%
Health Care/Health Care Services                                           13.6
Biotechnology                                                              10.8
Other (less than 1%)                                                        0.8
-------------------------------------------------------------------------------
Total                                                                      99.9%
-------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Amounts in thousands)

                                                                               NET UNREALIZED
                              SETTLEMENT    SETTLEMENT         VALUE AT          APPRECIATION
     CONTRACTS TO BUY               DATE   VALUE (USD)   10/31/04 (USD)  (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------
   212             DKK           11/9/04  $         35  $            36  $                  1
   370             EUR           11/9/04           455              471                    16
    10             EUR for       11/9/04
 1,370             JPY           11/9/04            13~              13~                   --^^
   171             GBP           11/9/04           310              314                     4
31,757             JPY           11/9/04           287              299                    12
 4,081             JPY for       11/9/04
    30             EUR           11/9/04            38~              38~                   --^^
---------------------------------------------------------------------------------------------
                                          $      1,138  $         1,171  $                 33
---------------------------------------------------------------------------------------------

                                                                               NET UNREALIZED
                              SETTLEMENT    SETTLEMENT         VALUE AT          APPRECIATION
   CONTRACTS TO SELL                DATE   VALUE (USD)   10/31/04 (USD)  (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------
   384           CHF             11/9/04  $        303  $           320  $                (17)
   305           DKK             11/9/04            49               52                    (3)
   344           EUR             11/9/04           394              412                   (18)
    20           GBP             11/9/04            36               37                    (1)
24,232           JPY             11/9/04           220              228                    (8)
---------------------------------------------------------------------------------------------
                                          $      1,002  $         1,049  $                (47)
---------------------------------------------------------------------------------------------

~ For cross-currency exchange contracts, the settlement value is the market value at 10/31/04 of the currency being sold, and the value at 10/31/04 is the market value at 10/31/04 of the currency being purchased.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

Abbreviations:

^          --  Amount rounds to less than 0.1%.
^^         --  Amount rounds to less than one thousand.
*          --  Non-income producing security.
**         --  Securities are pledged with a broker as collateral for short sales.
#          --  All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
+          --  All or a portion of this security is segregated with the custodian for forward foreign currency contracts.
@          --  Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(a)        --  Affiliated. Money market funds registered under the Investment
               Company Act of 1940, as ammended and advised by JPMorgan
               Investment. Management, Inc.
(c)        --  Investment of cash collateral for portfolio securities on loan.
(f)        --  Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):

              FUND                                 MARKET VALUE   PERCENTAGE
              ---------------------------------------------------------------
              Global 50 Fund                       $     13,196         60.15%
              Global Healthcare Fund                      2,243         33.06%

(l)          -- Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
ADR          -- American Depository Receipt.
AUD          -- Australian Dollar.
CAD          -- Canadian Dollar.
CHF          -- Swiss Franc.
DKK          -- Danish Krone.
EUR          -- Euro Dollar.
GBP          -- Great Britain Pound.
GDR          -- Global Depository Receipt.
HKD          -- Hong Kong Dollar.
JPY          -- Japanese Yen.
Regulation S -- Securities registered under the Securities Act of 1933.
SEK          -- Swedish Krona.
Ser.         -- Series.
SGD          -- Singapore Dollar.
USD          -- United States Dollar.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF ASSETS
AND LIABILITIES                        AS OF OCTOBER 31, 2004
(Amounts in thousands, except per share amounts)

                                                    MARKET                      GLOBAL
                                                   NEUTRAL     GLOBAL 50    HEALTHCARE
                                                      FUND          FUND          FUND
                                                ----------    ----------    ----------
ASSETS
Investment in non-affiliates, at value          $   67,992    $   21,937    $    6,784
Investments in affiliates, at value                  2,161            --^           --^
--------------------------------------------------------------------------------------
Total investment securities, at value               70,153        21,937         6,784
--------------------------------------------------------------------------------------
Investments held as collateral for
securities lending program                              --           256            --
Cash                                                    15            36            48
Foreign currency, at value                              --            18             9
Deposits with broker for
securities sold short                               69,510            --            --
Receivables:
    Investment securities sold                       2,259            --            --
    Fund shares sold                                 9,755             5             3
    Interest and dividends                              80            43             4
    Foreign tax reclaim                                 --             8            10
    Variation margin                                     2            --            --
    Unrealized appreciation on forward
    foreign currency exchange contracts                 --           206            33
    Expense reimbursements                               1            --             9
--------------------------------------------------------------------------------------
Total Assets                                       151,775        22,509         6,900
--------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Securities sold short                           68,705            --            --
    Investment securities purchased                  2,274            --            --
    Collateral for securities
    lending program                                     --           256            --
    Fund shares redeemed                                --           188            --
    Unrealized depreciation on forward
    foreign currency exchange contracts                 --           228            47
Accrued liabilities:
    Investment advisory fees                            34             8            --
    Shareholder servicing fees                           1             1            --
    Distribution fees                                    1            --^           --
    Custodian fees                                      19            18            16
    Trustees' fees - deferred
    compensation plan                                    1            --^           --
    Other                                               76            64            50
--------------------------------------------------------------------------------------
Total Liabilities                                   71,111           763           113
--------------------------------------------------------------------------------------
NET ASSETS                                      $   80,664    $   21,746    $    6,787
--------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS
AND LIABILITIES                        AS OF OCTOBER 31, 2004
(Amounts in thousands, except per share amounts)

                                                    MARKET                      GLOBAL
                                                   NEUTRAL     GLOBAL 50    HEALTHCARE
                                                      FUND          FUND          FUND
                                                ----------    ----------    ----------
NET ASSETS
Paid in capital                                     81,089        55,463        13,354
Accumulated undistributed
(overdistributed) net investment income                  6           314            12
Accumulated net realized gain (loss)
on investments, securities sold
short, futures and foreign
exchange transactions                                  302       (35,636)       (7,313)
Net unrealized appreciation
(depreciation) of investments, securities
sold short, futures and foreign
exchange translations                                 (733)        1,605           734
--------------------------------------------------------------------------------------
Total Net Assets                                $   80,664    $   21,746    $    6,787
--------------------------------------------------------------------------------------
    Class A                                     $    1,222    $       77    $      169
    Class B                                     $      243    $       --    $       --
    Institutional                               $   79,199    $       --    $       --
    Select                                      $       --    $   21,669    $    6,618
--------------------------------------------------------------------------------------
Total                                           $   80,664    $   21,746    $    6,787
--------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($0.001 par value; unlimited number
of shares authorized):
    Class A                                             86             6            12
    Class B                                             17            --            --
    Institutional                                    5,539            --            --
    Select                                              --         1,721           525
Net Asset Value:
    Class A (and redemption price)              $    14.18    $    12.51    $    13.64
    Class B*                                    $    14.00    $       --    $       --
    Institutional (and redemption price)        $    14.30    $       --    $       --
    Select (and redemption price)               $       --    $    12.59    $    12.61
Class A Maximum Public Offering
Price Per Share (net asset value per
share/94.25%)                                   $    15.05    $    13.27    $    14.47
Cost of investments                             $   65,302    $   20,313    $    6,038
Cost of foreign currency                        $       --    $       18    $        9
--------------------------------------------------------------------------------------
Proceeds from securities sold short             $   63,106    $       --    $       --
--------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF
OPERATIONS                 FOR THE YEAR ENDED OCTOBER 31, 2004
(Amounts in thousands)

                                                    MARKET                      GLOBAL
                                                   NEUTRAL     GLOBAL 50    HEALTHCARE
                                                      FUND          FUND          FUND
                                                ----------    ----------    ----------
INVESTMENT INCOME
Interest                                        $      481    $       40    $        6
Dividend                                               708           497           120
Dividend income from affiliated
investments*                                            31             4            --^
Securities lending (net)                                --             8             3
Foreign taxes withheld                                  (1)          (13)           (6)
--------------------------------------------------------------------------------------
Total investment income                              1,219           536           123
--------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                               746           313           105
Administration fees                                     75            38            13
Shareholder servicing fees                              51            63            21
Distribution fees                                        3            --^           --^
Custodian fees                                          86            98            86
Interest expense                                        --            --^           --^
Registration expenses                                   48            33            33
Printing and postage                                    53            19             9
Professional fees                                       71            61            57
Transfer agent fees                                     39            57            40
Trustees' fees                                           1            --^           --^
Dividend expense on securities
sold short                                             817            --            --
Other                                                    8             6             5
--------------------------------------------------------------------------------------
Total expenses                                       1,998           688           369
--------------------------------------------------------------------------------------
Less amounts waived                                    639           304           139
Less earnings credits                                    1            --            --
Less expense reimbursements                             39             8           103
--------------------------------------------------------------------------------------
    Net expenses                                     1,319           376           127
--------------------------------------------------------------------------------------
Net investment income (loss)                          (100)          160            (4)
--------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                    MARKET                      GLOBAL
                                                   NEUTRAL     GLOBAL 50    HEALTHCARE
                                                      FUND          FUND          FUND
                                                ----------    ----------    ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
    Investments                                      1,345         4,746           623
    Futures                                              9            24            --
    Foreign exchange contracts                          --          (204)          (75)
Change in net unrealized
appreciation (depreciation) of:
    Investments                                      1,700        (2,375)           (6)
    Securities sold short                           (2,674)           --            --
    Futures                                             17            (3)           --
    Foreign currency translations                       --            94            24

Net realized and unrealized gain (loss)
on investments, securities sold
short, futures and foreign
exchange transactions                                  397         2,282           566
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                 $      297    $    2,442    $      562
--------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :            $        4    $        1    $       --^
--------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES
IN NET ASSETS                 FOR THE PERIODS INDICATED
(Amounts in thousands)


                                                   MARKET NEUTRAL FUND           GLOBAL 50 FUND
                                                ------------------------    ------------------------
                                                YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                  10/31/04      10/31/03      10/31/04      10/31/03
                                                ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                    $     (100)   $      (70)   $      160    $       89
Net realized gain (loss) on
investments, securities sold short,
futures and foreign exchange
transactions                                         1,354          (412)        4,566          (401)
Change in net unrealized appreciation /
depreciation of investments,
securities sold short, futures
and foreign currency translations                     (957)          691        (2,284)        6,329
----------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                    297           209         2,442         6,017
----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                   --           (51)           --          (238)
Net realized gain on
investment transactions                                 --          (132)           --            --
----------------------------------------------------------------------------------------------------
    Total distributions to shareholders                 --          (183)           --          (238)
----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                 63,731        (4,173)      (10,259)       (6,121)
----------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets             64,028        (4,147)       (7,817)         (342)
----------------------------------------------------------------------------------------------------
Beginning of period                                 16,636        20,783        29,563        29,905
----------------------------------------------------------------------------------------------------
End of period                                   $   80,664    $   16,636    $   21,746    $   29,563
----------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                               $        6    $       (1)   $      314    $      109
----------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            GLOBAL HEALTHCARE FUND
                                                                       --------------------------------
                                                                       YEAR ENDED            YEAR ENDED
                                                                         10/31/04              10/31/03
                                                                       ----------            ----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                                           $       (4)           $       (7)
Net realized gain (loss) on investments
and foreign exchange transactions                                             548                (1,495)
Change in net unrealized appreciation
depreciation of investments and
foreign currency translations                                                  18                 2,723
-------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                           562                 1,221
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                                          --                  (340)
-------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                                        (4,066)               (7,084)
-------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                                    (3,504)               (6,203)
-------------------------------------------------------------------------------------------------------
Beginning of period                                                        10,291                16,494
-------------------------------------------------------------------------------------------------------
End of period                                                          $    6,787            $   10,291
-------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                                      $       12            $       39
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

NOTES TO FINANCIAL
STATEMENTS

1. ORGANIZATION

J.P. Morgan Series Trust ("JPMST" or the "Trust") was organized on August 15, 1996 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company.

The following are three separate portfolios of the Trust (collectively, the "Funds"):

                                         FUND   CLASSES OFFERED
         JPMorgan Market Neutral Fund ("MNF")   Class A, Class B and Institutional
              JPMorgan Global 50 Fund ("GFF")   Class A and Select
      JPMorgan Global Healthcare Fund ("GHF")   Class A and Select

On September 12, 2003, GFF and GHF Class B and Class C shares merged into Class A shares, and Class B and Class C shares closed.

Class A shares generally provide for a front-end sales charge while Class B shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to Institutional and Select classes. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

On August 19, 2004, The Boards of Trustees of both Funds approved management's proposal to merge the One Group Health Sciences Fund (the "Target Fund") into the JPMorgan Global Healthcare Fund. The proposed merger is contingent upon approval, among other things, by the Target Fund's shareholders and regulatory review and receipt of an opinion of counsel to the effect that the merger will qualify as a tax-free reorganization for Federal income tax purposes. If approved, the merger is expected to occur February 18, 2005, or such later date as the parties to such merger transaction may agree. Also on August 19, 2004, The Board of Trustees approved management's proposal to merge the JPMorgan Global 50 Fund (the "Target Fund") into the JPMorgan Fleming International Opportunities Fund. The proposed merger is contingent upon approval, among other things, by the Target Fund's shareholders and regulatory review and receipt of an opinion of counsel to the effect that the merger will qualify as a tax-free reorganization for Federal income tax purposes. If approved, the merger is expected to occur February 18, 2005, or such later date as the parties to such merger transaction may agree.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Funds' advisor, JPMorgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of October 31, 2004, the Funds held open futures contracts as listed on the Funds' Portfolio of Investments.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

     1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

     2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Funds' exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency exchange is made or taken, each Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of October 31, 2004, the Funds had outstanding forward foreign currency exchange contracts as listed on the Funds' Portfolio of Investments.

E. SECURITIES ON LOAN -- GFF and GHF have been approved by the Board of Trustees for the lending of securities, through their custodian JPMorgan Chase Bank ("JPMCB", an affiliate of the Funds) acting as lending agent to certain borrowers. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral received in connection with the loan. The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal at all times to the value of the securities loaned plus accrued interest. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund also continues to receive interest or dividends on the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. JPMCB invests the cash collateral on behalf of the Funds in accordance with investment guidelines contained in the securities lending agreement.

At October 31, 2004, the market value of securities loaned and the amount of collateral received were as follows (amounts in thousands):

                                          MARKET VALUE OF        MARKET VALUE OF
                                        SECURITIES LOANED    COLLATERAL RECEIVED
                                        -----------------    -------------------
FUND
GFF                                     $             244    $               256

JPMCB as lending agent receives a fee equal to 0.05% (0.06% prior to January 31, 2004) of the average dollar value of the loans of U.S. securities outstanding during a given month and 0.10% (0.1142% prior to January 31, 2004) of the average dollar value of loans of non-U.S. securities outstanding during a given month from the Funds. Fees received by JPMCB as lending agent for the year ended October 31, 2004 are detailed below (amounts not in thousands):

FUND
GFF                                                             $          2,264
GHF                                                                          316

Risks of delay in recovery of securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the securities received. JPMCB will indemnify each Fund from any loss resulting from a borrower's failure to return a loaned security when due.

F. SHORT SALES -- MNF may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.

G. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

H. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

I. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

J. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

K. FOREIGN TAXES -- The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which it invests.

L. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                                               ACCUMULATED          ACCUMULATED
                                            UNDISTRIBUTED/         NET REALIZED
                                         (OVERDISTRIBUTED)          GAIN (LOSS)
               PAID-IN CAPITAL       NET INVESTMENT INCOME       ON INVESTMENTS
               ---------------       ---------------------       --------------
FUND
MNF            $           (74)      $                 107       $          (33)
GFF                         --                          45                  (45)
GHF                        (52)                        (23)                  75

The reclassifications for MNF primarily relate to the character for tax purposes of current year non-deductible net operating losses, paydown reclass, current year dividend expense and REIT sales. The reclassifications for GFF primarily relate to the character for tax purposes of passive foreign investment company sales and current year foreign currency gains and losses. The reclassifications for GHF primarily relate to the character for tax purposes of current year non-deductible net operating losses and current year foreign currency gains and losses.

M. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, JPMIM acts as the investment advisor to the Funds. JPMIM is a wholly owned subsidiary of JPMorgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets.

The annual fee for each Fund is as follows:

                                                                INVESTMENT
                                                          ADVISORY FEE (%)
                                                          ----------------
FUND
MNF                                                                   1.50%*
GFF                                                                   1.25%*
GHF                                                                   1.25%*

* As approved by the Board of Trustees, effective February 19, 2005, the Investment Advisory Fee will be reduced to an annual rate of 1.25% for MNF, 0.60% for GFF and 0.85% for GHF.

The Advisor waived fees as outlined in Note 3.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A and B Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                 CLASS A            CLASS B
                                                 -------            -------
FUND
MNF                                                 0.25               0.75
GFF                                                 0.25                n/a
GHF                                                 0.25                n/a

In addition, JPMFD is entitled to receive the contingent deferred sales charges ("CDSC") from redemptions of Class B shares.

On August 19, 2004, the Board of Trustees approved management's proposal to enter into a Distribution Agreement with One Group Dealer Services, Inc., an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

C. SHAREHOLDER SERVICING FEES -- The Trusts have entered into a Shareholder Servicing Agreement on behalf of the Funds with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance services to the shareholders. For performing these services JPMCB receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                         CLASS A          CLASS B    INSTITUTIONAL        SELECT
                         -------          -------    -------------        ------
FUND
MNF                         0.25             0.25             0.10           n/a
GFF                         0.25              n/a              n/a          0.25
GHF                         0.25              n/a              n/a          0.25

On August 19, 2004, the Board of Trustees approved management's proposal to replace JPMCB with One Group Dealer Services, Inc. as Shareholder Servicing Agent. The foregoing change in the service provider is expected to occur effective February 19, 2005.

JPMCB may enter into services contracts with certain entities under which it will pay all or a portion of the annual fee to such entities for performing shareholding and administrative services.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between Schwab, JPMST and JPMCB is terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 3.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion for all the Funds.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.The Administrator, Advisor and Distributor have contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, dividend expenses relating to short sales, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                         CLASS A          CLASS B    INSTITUTIONAL        SELECT
                         -------          -------    -------------        ------
FUND
MNF                         1.50             2.00             1.00           n/a
GFF                         1.75              n/a              n/a          1.50
GHF                         1.75              n/a              n/a          1.50

The contractual expense limitation agreements were in effect for the year ended October 31, 2004. The expense limitation percentages in the table above are due to expire on February 28, 2006.

On August 19, 2004, the Board of Trustees approved management's proposal to enter into an Administration Agreement with One Group Administrative Services, Inc. ("OGA"), an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

The Administrative fees charged to the Funds will be subject to the same fee structure as those paid to the current Administrator.

JPMCB will begin to provide sub-administrative services to the Funds in 2005. For such services, JPMCB will receive a portion of the fees payable to OGA as Administrator.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.F.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended October 31, 2004, the Funds' service providers waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). Neither the Funds' service providers nor the Administrator expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                                                           CONTRACTUAL WAIVERS
                                 ---------------------------------------------------------
                                 INVESTMENT                      SHAREHOLDER                     CONTRACTUAL
                                   ADVISORY    ADMINISTRATION      SERVICING       TOTAL      REIMBURSEMENTS
                                 ----------    --------------    -----------    --------      --------------
FUND
MNF                              $      522    $           74    $        43    $      639    $           39
GFF                                     229                38             37           304                 8
GHF                                     105                13             21           139               103
Total                            $      856    $          125    $       101    $    1,082    $          150

G. OTHER -- Certain officers of the Trust are officers of JPMorgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisor.

The Funds may use related party broker/dealers. For the year ended October 31, 2004, the Funds had no brokerage commissions with broker/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the year ended October 31, 2004 are as follows (amounts in thousands):

                                          SHAREHOLDER
FUND                                        SERVICING      DISTRIBUTION    TRANSFER AGENT
----                                      -----------      ------------    --------------
MNF
Class A                                   $         1      $          1    $           16
Class B                                             1                 2                10
Institutional                                      49                --                13
-----------------------------------------------------------------------------------------
                                          $        51      $          3    $           39
GFF
Class A                                   $        --^     $         --^   $            8
Select                                             63                --                49
-----------------------------------------------------------------------------------------
                                          $        63      $         --^   $           57
GHF
Class A                                   $        --^     $         --^   $           14
Select                                             21                --                26
-----------------------------------------------------------------------------------------
                                          $        21      $         --^   $           40
-----------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

5. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended October 31, 2004 and the year ended October 31, 2003 are as follows (amounts in thousands):

                                  YEAR ENDED 10/31/04                     YEAR ENDED 10/31/03
                        --------------------------------------   ---------------------------------------
                                      NET                                      NET
FUND                    INVESTMENT INCOME        REALIZED GAIN   INVESTMENT INCOME         REALIZED GAIN
----                    -----------------        -------------   -----------------         -------------
MNF
Class A                 $              --        $          --   $              --^        $           1
Class B                                --                   --                  --^                    1
Institutional                          --                   --                  51                   130
--------------------------------------------------------------------------------------------------------
                        $              --        $          --   $              51         $         132

GFF
Class A                 $              --        $          --   $              --^        $          --
Class B*                               --                   --                  --^                   --
Class C*                               --                   --                  --                    --
Select                                 --                   --                 238                    --
--------------------------------------------------------------------------------------------------------
                        $              --        $          --   $             238         $          --

GHF
Class A                 $              --        $          --   $               3         $          --
Class B*                               --                   --                   2                    --
Class C*                               --                   --                  --^                   --
Select                                 --                   --                 335                    --
--------------------------------------------------------------------------------------------------------
                        $              --        $          --   $             340         $          --
--------------------------------------------------------------------------------------------------------

^  Amount rounds to less than one thousand.
* On September 12, 2003, GFF and GHF Class B and Class C shares merged into Class A shares and Class B and Class C shares closed. The class specific distributions from net investment income and realized gain on investment transactions are for the period through September 12, 2003.

6. INVESTMENT TRANSACTIONS
For the year ended October 31, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                                              PURCHASES             SALES
                                                        (EXCLUDING U.S.   (EXCLUDING U.S.
                                                            GOVERNMENT)       GOVERNMENT)
                                                        ---------------   ---------------
FUND
MNF                                                     $       186,529   $       182,592
GFF                                                              29,628            37,116
GHF                                                               5,459             9,745

7. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 2004 are as follows (amounts in thousands):

                                                 GROSS            GROSS    NET UNREALIZED
                            AGGREGATE       UNREALIZED       UNREALIZED      APPRECIATION
                                 COST     APPRECIATION     DEPRECIATION     (DEPRECIATION)
                        -------------    -------------    -------------    ---------------
FUND
MNF                     $      65,842    $       5,229    $        (918)    $       4,311
GFF                            20,355            2,286             (704)            1,582
GHF                             6,180              937             (333)              604

The tax characters of distributions paid during the year ended October 31, 2003 were as follows (amounts in thousands):

                                                               ORDINARY             TOTAL
                                                                 INCOME     DISTRIBUTIONS
                                                           ------------     -------------
YEAR ENDED
OCTOBER 31, 2003
MNF                                                        $        183      $        183
GFF                                                                 238               238
GHF                                                                 340               340

At October 31, 2004, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                  MNF           GFF             GHF
                                               --------      ---------       --------
Current distributable ordinary income          $     --      $     289       $     --
Plus/Less: cumulative timing differences            (--)^          (--)^          (--)^
Undistributed ordinary income or
overdistribution of ordinary income                 (--)^          289            (--)^
Current distributable long-term capital
gain or tax basis capital loss carryover            863        (35,594)        (7,171)
Plus/Less: cumulative timing differences             --             --             --
Undistributed long-term gains/
accumulated capital loss                            863        (35,594)        (7,171)
Unrealized appreciation (depreciation)         $ (1,288)     $   1,588       $    604

^ Amount rounds to less than one thousand.

For MNF, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to REIT return of capital, mark to market of futures, and wash sales. For GFF and GHF, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales and mark to market of forwards. For all Funds, the cumulative timing account primarily consist of deferred compensation.

At October 31, 2004, the following Funds have capital loss carryovers, which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (amounts in thousands):

                                                            EXPIRATION
                                            AMOUNT                DATE
                                          --------    ----------------
FUND
GFF                                       $ 20,974    October 31, 2009
                                            14,486    October 31, 2010
                                               135    October 31, 2011
----------------------------------------------------------------------
                                            35,595
----------------------------------------------------------------------

GHF                                       $  2,062    October 31, 2009
                                             3,448    October 31, 2010
                                             1,661    October 31, 2011
----------------------------------------------------------------------
                                             7,171
----------------------------------------------------------------------

During the year ended October 31, 2004, MNF, GFF and GHF utilized capital loss carryforwards of (in thousands) $736, $4,478, and $379, respectively.

8. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement has been extended to April 14, 2005.

The Funds had no borrowings outstanding at October 31, 2004, nor at anytime during the period then ended.

9. CONCENTRATIONS AND INDEMNIFICATIONS

GFF and GHF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject GFF and GHF to additional risk resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

As of October 31, 2004 GFF and GHF held securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of investment income from such securities.

As of October 31, 2004, GHF invested approximately 73.3% of its respective portfolio in securities issued by pharmaceutical companies.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co. Effective November 15, 2004, the bank name is JPMorgan Chase Bank, National Association.

11. SUBSEQUENT EVENT

On November 11, 2004, The Board of Directors approved the following:

     1. For Class A Shares, the maximum front-end sales charge was reduced from 5.75% to 5.25% for shares purchased on or after November 15, 2004 for all of the Specialty Funds.

     2. For shares of the Global 50 Fund and the Global Healthcare Fund purchased on or after February 19, 2005, shareholders will pay a 2% redemption fee if they exchange or redeem shares of these Funds within 60 days of the date of purchase. As described in the Funds' prospectus, this fee may be in addition to any applicable contingent deferred sales charge. The redemption fees will be paid to the respective Funds to offset the impact of fluctuations in asset levels and cash flow caused by short-term shareholder trading in these Funds.

                         12. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

                                                                         MARKET NEUTRAL FUND
                                                                --------------------------------------
                                                                       YEAR ENDED           YEAR ENDED
                                                                 OCTOBER 31, 2004     OCTOBER 31, 2003
                                                                -----------------     ----------------
CLASS A SHARES
AMOUNT
    Shares sold                                                $            1,322   $              317
    Shares issued in reinvestment
    of distributions                                                           --                   --^
    Shares redeemed                                                          (310)                (157)
------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $            1,012   $              160
------------------------------------------------------------------------------------------------------
 SHARES
    Shares sold                                                                92                   23
    Shares issued in reinvestment
    of distributions                                                           --                   --^
    Shares redeemed                                                           (22)                 (11)
------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                         70                   12
------------------------------------------------------------------------------------------------------
CLASS B SHARES
AMOUNT
    Shares sold                                                $              225   $              133
    Shares issued in reinvestment
    of distributions                                                           --                    1
    Shares redeemed                                                          (183)                 (20)
------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $               42   $              114
------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                16                    9
    Shares issued in reinvestment
    of distributions                                                           --                   --^
    Shares redeemed                                                           (13)                  (1)
------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          3                    8
------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                                $           62,754   $           10,690
    Shares issued in reinvestment
    of distributions                                                           --                  181
    Shares redeemed                                                           (77)             (15,318)
------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $           62,677   $           (4,447)
------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                             4,391                  775
    Shares issued in reinvestment
    of distributions                                                           --                   13
    Shares redeemed                                                            (5)              (1,108)
------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                      4,386                 (320)
------------------------------------------------------------------------------------------------------

^  Amount rounds to less than one thousand.

                                                   GLOBAL 50 FUND                          GLOBAL HEALTHCARE FUND
                                      ----------------------------------------    ----------------------------------------
                                              YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
                                        OCTOBER 31, 2004    OCTOBER 31, 2003**      OCTOBER 31, 2004    OCTOBER 31, 2003**
                                      ------------------    ------------------    ------------------    ------------------
CLASS A SHARES
AMOUNT
    Shares sold                       $              274    $              775    $               43    $              597
    Shares issued in reinvestment
    of distributions                                  --                    --^                   --                     3
    Shares redeemed                                 (254)                 (759)                  (17)                 (573)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                $               20    $               16    $               26    $               27
--------------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                       21                    79                     3                    47
    Shares issued in reinvestment
    of distributions                                  --                    --^                   --                    --^
    Shares redeemed                                  (20)                  (77)                   (2)                  (45)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                 1                     2                     1                     2
--------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
AMOUNT
    Shares sold                       $               --    $               --^   $               --    $               20
    Shares issued in reinvestment
    of distributions                                  --                    --^                   --                     1
    Shares redeemed                                   --                   (37)                   --                  (100)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                $               --    $              (37)   $               --    $              (79)
--------------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                       --                    --^                   --                     2
    Shares issued in reinvestment
    of distributions                                  --                    --^                   --                    --^
    Shares redeemed                                   --                    (4)                   --                    (8)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                --                    (4)                   --                    (6)
--------------------------------------------------------------------------------------------------------------------------

 ^ Amount rounds to less than one thousand.
** For Class B and C shares, activity through September 12, 2003.

                                                   GLOBAL 50 FUND                          GLOBAL HEALTHCARE FUND
                                      ----------------------------------------    ----------------------------------------
                                              YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
                                        OCTOBER 31, 2004    OCTOBER 31, 2003**      OCTOBER 31, 2004    OCTOBER 31, 2003**
                                      ------------------    ------------------    ------------------    ------------------
CLASS C SHARES
AMOUNT
    Shares sold                       $               --    $              281    $               --    $                1
    Shares issued in reinvestment
    of distributions                                  --                    --                    --                    --^
    Shares redeemed                                   --                  (500)                   --                   (25)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                $               --    $             (219)   $               --    $              (24)
--------------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                       --                    29                    --                    --^
    Shares issued in reinvestment
    of distributions                                  --                    --                    --                    --^
    Shares redeemed                                   --                   (52)                   --                    (2)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                --                   (23)                   --                    (2)
--------------------------------------------------------------------------------------------------------------------------
SELECT SHARES
AMOUNT
    Shares sold                       $            3,736    $          112,573    $            1,191    $            1,904
    Shares issued in reinvestment
    of distributions                                  --                   198                    --                   203
    Shares redeemed                              (14,015)             (118,652)               (5,283)               (9,115)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                $          (10,279)   $           (5,881)   $           (4,092)   $           (7,008)
--------------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                      312                11,225                    90                   159
    Shares issued in reinvestment
    of distributions                                  --                    21                    --                    18
    Shares redeemed                               (1,147)              (11,844)                 (403)                 (779)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                              (835)                 (598)                 (313)                 (602)
--------------------------------------------------------------------------------------------------------------------------

 ^ Amount rounds to less than one thousand.
** For Class B and C shares, activity through September 12, 2003.

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS

CLASS A SHARES

                                           PER SHARE OPERATING PERFORMANCE:
                                 -------------------------------------------------------
                                                   INCOME FROM INVESTMENT OPERATIONS:
                                                ----------------------------------------
                                                                NET GAINS
                                                             OR LOSSES ON
                                  NET ASSET            NET     SECURITIES
                                     VALUE,     INVESTMENT          (BOTH     TOTAL FROM
                                  BEGINNING         INCOME   REALIZED AND     INVESTMENT
                                  OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS
                                 ----------     ----------   ------------     ----------
MARKET NEUTRAL FUND
Year Ended 10/31/04              $    14.01          (0.03)^         0.20           0.17
Year Ended 10/31/03              $    13.99          (0.09)^         0.23           0.14
2/28/02** Through 10/31/02       $    14.64          (0.02)^        (0.62)         (0.64)

                                      PER SHARE OPERATING PERFORMANCE:
                                 ------------------------------------------
                                             LESS DISTRIBUTIONS:
                                 ------------------------------------------
                                  DIVIDENDS
                                   FROM NET   DISTRIBUTIONS
                                 INVESTMENT    FROM CAPITAL           TOTAL
                                     INCOME           GAINS   DISTRIBUTIONS
                                 ----------   -------------   -------------
MARKET NEUTRAL FUND
Year Ended 10/31/04                      --              --              --
Year Ended 10/31/03                    0.03            0.09            0.12
2/28/02** Through 10/31/02             0.01              --            0.01

 ** Commencement of offering of share class.
  ^ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                 PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------
                                   NET ASSET
                                  VALUE, END                TOTAL
                                   OF PERIOD               RETURN (1)(b)
                                 -----------               -------------
MARKET NEUTRAL FUND
Year Ended 10/31/04                $   14.18                 1.21%
Year Ended 10/31/03                $   14.01                 0.97%
2/28/02** Through 10/31/02         $   13.99                (4.38%)

                                                 RATIOS/SUPPLEMENTAL DATA:
                                 ---------------------------------------------------------
                                                      RATIOS TO AVERAGE NET ASSETS: #
                                                  ----------------------------------------
                                                         NET           NET
                                 NET ASSETS,        EXPENSES      EXPENSES             NET
                                      END OF      (INCLUDING    (EXCLUDING      INVESTMENT
                                      PERIOD        DIVIDEND      DIVIDEND          INCOME
                                 (THOUSANDS)        EXPENSE)      EXPENSE)          (LOSS)
                                 -----------      ----------    ----------     -----------
MARKET NEUTRAL FUND
Year Ended 10/31/04              $     1,222            3.14%         1.50%          (0.58%)
Year Ended 10/31/03              $       220            3.34%         1.50%          (0.67%)
2/28/02** Through 10/31/02       $        62            3.29%         1.50%          (0.21%)

                                                 RATIOS/SUPPLEMENTAL DATA:
                                 ---------------------------------------------------------
                                       RATIOS TO AVERAGE NET ASSETS: #
                                 --------------------------------------------
                                             EXPENSES
                                     WITHOUT WAIVERS,          NET INVESTMENT
                                       REIMBURSEMENTS           INCOME (LOSS)
                                 AND EARNINGS CREDITS        WITHOUT WAIVERS,     PORTFOLIO
                                  (INCLUDING DIVIDEND          REIMBURSEMENTS      TURNOVER
                                             EXPENSE)    AND EARNINGS CREDITS      RATE (b)
                                 --------------------    --------------------     ---------
MARKET NEUTRAL FUND
Year Ended 10/31/04                              7.44%                  (4.88%)         200%
Year Ended 10/31/03                             11.93%                  (9.26%)         114%
2/28/02** Through 10/31/02                      28.80%~                (25.72%)~        138%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             PER SHARE OPERATING PERFORMANCE:
                                 -------------------------------------------------------
                                                   INCOME FROM INVESTMENT OPERATIONS:
                                                ----------------------------------------
                                                                NET GAINS
                                                             OR LOSSES ON
                                  NET ASSET            NET     SECURITIES
                                     VALUE,     INVESTMENT          (BOTH     TOTAL FROM
                                  BEGINNING         INCOME   REALIZED AND     INVESTMENT
                                  OF PERIOD          (LOSS)   UNREALIZED)     OPERATIONS
                                 ----------     -----------  ------------     ----------
GLOBAL 50 FUND
Year Ended 10/31/04              $    11.50           0.07^          0.94           1.01
Year Ended 10/31/03              $     9.37          (0.03)^         2.22           2.19
Year Ended 10/31/02              $    12.01          (0.03)^        (2.56)         (2.59)
4/15/01** Through 10/31/01       $    14.09          (0.01)^        (2.07)         (2.08)

GLOBAL HEALTHCARE FUND
Year Ended 10/31/04              $    13.13          (0.05)^         0.56           0.51
Year Ended 10/31/03              $    12.27          (0.05)^         1.17           1.12
Year Ended 10/31/02              $    13.79          (0.10)^        (2.44)         (2.54)
4/16/01** Through 10/31/01       $    13.64          (0.05)^         0.20           0.15

                                              PER SHARE OPERATING PERFORMANCE:
                                 ---------------------------------------------------------
                                                    LESS DISTRIBUTIONS:
                                 ---------------------------------------------------------
                                  DIVIDENDS
                                   FROM NET   DISTRIBUTIONS                        CAPITAL
                                 INVESTMENT    FROM CAPITAL           TOTAL          SHARE
                                     INCOME           GAINS   DISTRIBUTIONS   TRANSACTIONS
                                 ----------   -------------   -------------   ------------
GLOBAL 50 FUND
Year Ended 10/31/04                      --              --              --             --
Year Ended 10/31/03                    0.06              --            0.06             --
Year Ended 10/31/02                    0.05              --            0.05             --
4/15/01** Through 10/31/01               --              --              --             --

GLOBAL HEALTHCARE FUND
Year Ended 10/31/04                      --              --              --             --
Year Ended 10/31/03                    0.26              --            0.26             --
Year Ended 10/31/02                    0.06              --            0.06           1.08^^
4/16/01** Through 10/31/01               --              --              --             --

** Commencement of offering of share class.
 ^ Calculated based upon average shares outstanding.
^^ Reflects a $2,000 gain to the net assets of the share class resulting from capital share transactions. Total return would be approximately (17.77%) exclusive of such transaction.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                 PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------
                                   NET ASSET
                                  VALUE, END                TOTAL
                                   OF PERIOD               RETURN (1)(b)
                                 -----------               -------------
GLOBAL 50 FUND
Year Ended 10/31/04                $   12.51                 8.78%
Year Ended 10/31/03                $   11.50                23.48%
Year Ended 10/31/02                $    9.37               (21.68%)
4/15/01** Through 10/31/01         $   12.01               (14.76%)

GLOBAL HEALTHCARE FUND
Year Ended 10/31/04                $   13.64                 3.88%
Year Ended 10/31/03                $   13.13                 9.29%
Year Ended 10/31/02                $   12.27               (10.63%)^^
4/16/01** Through 10/31/01         $   13.79                 1.10%

                                              RATIOS/SUPPLEMENTAL DATA:
                                 --------------------------------------------------
                                                    RATIOS TO AVERAGE NET ASSETS: #
                                                    -------------------------------
                                   NET ASSETS,                                  NET
                                        END OF                           INVESTMENT
                                        PERIOD           NET                 INCOME
                                   (THOUSANDS)      EXPENSES                  (LOSS)
                                   -----------      --------             -----------
GLOBAL 50 FUND
Year Ended 10/31/04                   $     77          1.75%                  0.55%
Year Ended 10/31/03                   $     62          1.75%                 (0.27%)
Year Ended 10/31/02                   $     25          1.75%                 (0.30%)
4/15/01** Through 10/31/01            $     19          1.73%                 (0.19%)

GLOBAL HEALTHCARE FUND
Year Ended 10/31/04                   $    169          1.75%                 (0.33%)
Year Ended 10/31/03                   $    138          1.75%                 (0.41%)
Year Ended 10/31/02                   $    112          1.75%                 (0.72%)
4/16/01** Through 10/31/01            $     59          1.74%                 (0.72%)

                                                  RATIOS/SUPPLEMENTAL DATA:
                                 ----------------------------------------------------------
                                       RATIOS TO AVERAGE NET ASSETS: #
                                 --------------------------------------------
                                                               NET INVESTMENT
                                             EXPENSES           INCOME (LOSS)
                                     WITHOUT WAIVERS,        WITHOUT WAIVERS,     PORTFOLIO
                                       REIMBURSEMENTS          REIMBURSEMENTS      TURNOVER
                                 AND EARNINGS CREDITS    AND EARNINGS CREDITS      RATE (b)
                                 --------------------    --------------------     ---------
GLOBAL 50 FUND
Year Ended 10/31/04                             13.13%~                (10.83%)~        120%
Year Ended 10/31/03                             49.20%                 (47.72%)~         91%
Year Ended 10/31/02                             57.70%                 (56.25%)~        147%
4/15/01** Through 10/31/01                      74.08%                 (72.54%)~        126%

GLOBAL HEALTHCARE FUND
Year Ended 10/31/04                             12.25%~                (10.83%)~         65%
Year Ended 10/31/03                             23.28%~                (21.94%)~         56%
Year Ended 10/31/02                             36.66%~                (35.63%)~         56%
4/16/01** Through 10/31/01                      34.18%~                (33.16%)~         57%

(1) Total return figures do not include the effect of any front-end sales load.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                             PER SHARE OPERATING PERFORMANCE:
                                 -------------------------------------------------------
                                                   INCOME FROM INVESTMENT OPERATIONS:
                                                ----------------------------------------
                                                                NET GAINS
                                                             OR LOSSES ON
                                  NET ASSET            NET     SECURITIES
                                     VALUE,     INVESTMENT          (BOTH     TOTAL FROM
                                  BEGINNING         INCOME   REALIZED AND     INVESTMENT
                                  OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS
                                  ---------     ----------   ------------     ----------
MARKET NEUTRAL FUND
Year Ended 10/31/04               $   13.91          (0.16)^         0.25           0.09
Year Ended 10/31/03               $   13.95          (0.16)^         0.23           0.07
2/28/02** Through 10/31/02        $   14.64          (0.05)^        (0.64)         (0.69)

                                       PER SHARE OPERATING PERFORMANCE:
                                 ------------------------------------------
                                             LESS DISTRIBUTIONS:
                                 ------------------------------------------
                                  DIVIDENDS
                                   FROM NET   DISTRIBUTIONS
                                 INVESTMENT    FROM CAPITAL           TOTAL
                                     INCOME           GAINS   DISTRIBUTIONS
                                 ----------  --------------   -------------
MARKET NEUTRAL FUND
Year Ended 10/31/04                      --              --              --
Year Ended 10/31/03                    0.02            0.09            0.11
2/28/02** Through 10/31/02               --+             --              --+

 ** Commencement of offering of share class.
  ^ Calculated based upon average shares outstanding.
  + Amount is less than $0.005.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                 PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------
                                    NET ASSET
                                   VALUE, END               TOTAL
                                    OF PERIOD              RETURN (1)(b)
                                 ------------              -------------
MARKET NEUTRAL FUND
Year Ended 10/31/04                 $   14.00                0.65%
Year Ended 10/31/03                 $   13.91                0.48%
2/28/02** Through 10/31/02          $   13.95               (4.69%)

                                                  RATIOS/SUPPLEMENTAL DATA:
                                 ----------------------------------------------------------
                                                       RATIOS TO AVERAGE NET ASSETS: #
                                                  -----------------------------------------
                                                         NET            NET
                                   NET ASSETS,      EXPENSES       EXPENSES             NET
                                        END OF    (INCLUDING     (EXCLUDING      INVESTMENT
                                        PERIOD      DIVIDEND       DIVIDEND          INCOME
                                   (THOUSANDS)      EXPENSE)       EXPENSE)          (LOSS)
                                   -----------    ----------      ---------      ----------
MARKET NEUTRAL FUND
Year Ended 10/31/04                 $      243          3.64%          2.00%          (1.20%)
Year Ended 10/31/03                 $      200          3.84%          2.00%          (1.19%)
2/28/02** Through 10/31/02          $       86          3.79%          2.00%          (0.57%)

                                                  RATIOS/SUPPLEMENTAL DATA:
                                 ----------------------------------------------------------
                                        RATIOS TO AVERAGE NET ASSETS: #
                                 --------------------------------------------
                                             EXPENSES
                                     WITHOUT WAIVERS,          NET INVESTMENT
                                       REIMBURSEMENTS           INCOME (LOSS)
                                 AND EARNINGS CREDITS        WITHOUT WAIVERS,     PORTFOLIO
                                  (INCLUDING DIVIDEND          REIMBURSEMENTS      TURNOVER
                                             EXPENSE)    AND EARNINGS CREDITS      RATE (b)
                                 --------------------    --------------------     ---------
MARKET NEUTRAL FUND
Year Ended 10/31/04                              9.37%                  (6.93%)         200%
Year Ended 10/31/03                             12.46%                  (9.81%)         114%
2/28/02** Through 10/31/02                      27.44%~                (24.22%)~        138%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL CLASS SHARES

                                            PER SHARE OPERATING PERFORMANCE:
                                 -------------------------------------------------------
                                                   INCOME FROM INVESTMENT OPERATIONS:
                                                ----------------------------------------
                                                                NET GAINS
                                                             OR LOSSES ON
                                  NET ASSET            NET     SECURITIES
                                     VALUE,     INVESTMENT          (BOTH     TOTAL FROM
                                  BEGINNING         INCOME   REALIZED AND     INVESTMENT
                                  OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS
                                 ----------     ----------   ------------     ----------
MARKET NEUTRAL FUND
Year Ended 10/31/04              $    14.07          (0.02)^         0.25           0.23
Year Ended 10/31/03              $    14.00          (0.05)^         0.24           0.19
Year Ended 10/31/02              $    15.01           0.04^         (0.62)         (0.58)
6/1/01 Through 10/31/01^^        $    15.16           0.14^          0.12           0.26
Year Ended 5/31/01               $    14.02           0.54           1.19           1.73
Year Ended 5/31/00               $    15.16           0.60          (0.75)         (0.15)

                                       PER SHARE OPERATING PERFORMANCE:
                                 ------------------------------------------
                                             LESS DISTRIBUTIONS:
                                 ------------------------------------------
                                  DIVIDENDS
                                   FROM NET   DISTRIBUTIONS
                                 INVESTMENT    FROM CAPITAL           TOTAL
                                     INCOME           GAINS   DISTRIBUTIONS
                                 ----------   -------------   -------------
MARKET NEUTRAL FUND
Year Ended 10/31/04                      --              --              --
Year Ended 10/31/03                    0.03            0.09            0.12
Year Ended 10/31/02                    0.17            0.26            0.43
6/1/01 Through 10/31/01^^              0.20            0.21            0.41
Year Ended 5/31/01                     0.59              --            0.59
Year Ended 5/31/00                     0.48            0.51            0.99

^^ The Fund changed its fiscal year end from May 31 to October 31.
 ^ Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                 PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------
                                  NET ASSET
                                 VALUE, END                 TOTAL
                                  OF PERIOD                RETURN (b)
                                 ----------                ----------
MARKET NEUTRAL FUND
Year Ended 10/31/04              $    14.30                  1.63%
Year Ended 10/31/03              $    14.07                  1.35%
Year Ended 10/31/02              $    14.00                 (3.97%)
6/1/01 Through 10/31/01^^        $    15.01                  1.72%
Year Ended 5/31/01               $    15.16                 12.65%
Year Ended 5/31/00               $    14.02                 (0.99%)

                                                   RATIOS/SUPPLEMENTAL DATA:
                                 ----------------------------------------------------------
                                                       RATIOS TO AVERAGE NET ASSETS: #
                                                  -----------------------------------------
                                                         NET            NET
                                   NET ASSETS,      EXPENSES       EXPENSES             NET
                                        END OF    (INCLUDING     (EXCLUDING      INVESTMENT
                                        PERIOD      DIVIDEND       DIVIDEND          INCOME
                                    (THOUSANDS)      EXPENSE)       EXPENSE)          (LOSS)
                                   ------------   -----------    -----------     -----------
MARKET NEUTRAL FUND
Year Ended 10/31/04                $    79,199          2.64%          1.00%          (0.19%)
Year Ended 10/31/03                $    16,216          3.04%          1.19%          (0.35%)
Year Ended 10/31/02                $    20,635          3.02%          1.25%           0.28%
6/1/01 Through 10/31/01^^          $    19,865          2.71%          1.25%           2.09%
Year Ended 5/31/01                 $    19,714          2.79%          1.25%           4.47%
Year Ended 5/31/00                 $    12,529          2.11%          1.50%           4.46%

                                                   RATIOS/SUPPLEMENTAL DATA:
                                 ----------------------------------------------------------
                                        RATIOS TO AVERAGE NET ASSETS: #
                                 --------------------------------------------
                                             EXPENSES
                                     WITHOUT WAIVERS,          NET INVESTMENT
                                       REIMBURSEMENTS           INCOME (LOSS)
                                 AND EARNINGS CREDITS        WITHOUT WAIVERS,     PORTFOLIO
                                  (INCLUDING DIVIDEND          REIMBURSEMENTS      TURNOVER
                                             EXPENSE)    AND EARNINGS CREDITS      RATE (b)
                                 --------------------    --------------------     ---------
MARKET NEUTRAL FUND
Year Ended 10/31/04                              3.96%                  (1.51%)         200%
Year Ended 10/31/03                              4.74%                  (2.05%)         114%
Year Ended 10/31/02                              4.52%                  (1.22%)         138%
6/1/01 Through 10/31/01^^                        3.80%                   1.00%           50%
Year Ended 5/31/01                               3.90%                   3.36%          141%
Year Ended 5/31/00                               3.69%                   2.88%          114%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES

                                             PER SHARE OPERATING PERFORMANCE:
                                 -------------------------------------------------------
                                                    INCOME FROM INVESTMENT OPERATIONS:
                                                ----------------------------------------
                                                                NET GAINS
                                                             OR LOSSES ON
                                  NET ASSET            NET     SECURITIES
                                     VALUE,     INVESTMENT          (BOTH     TOTAL FROM
                                  BEGINNING         INCOME   REALIZED AND     INVESTMENT
                                  OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS
                                 ----------     ----------   ------------     ----------
GLOBAL 50 FUND
Year Ended 10/31/04              $    11.54           0.09^          0.96           1.05
Year Ended 10/31/03              $     9.39           0.03^          2.19           2.22
Year Ended 10/31/02              $    12.02           0.01^         (2.57)         (2.56)
Year Ended 10/31/01              $    18.37           0.04^         (5.00)         (4.96)
Year Ended 10/31/00              $    18.06           0.16           0.73           0.89

GLOBAL HEALTHCARE FUND
Year Ended 10/31/04              $    12.11          (0.01)^         0.51           0.50
Year Ended 10/31/03              $    11.31          (0.01)^         1.07           1.06
Year Ended 10/31/02              $    13.81          (0.03)^        (2.38)         (2.41)
Year Ended 10/31/01              $    15.11          (0.03)^        (1.26)         (1.29)
9/29/00* Through 10/31/00        $    15.00           0.03           0.08           0.11

                                             PER SHARE OPERATING PERFORMANCE:
                                 ---------------------------------------------------------
                                                    LESS DISTRIBUTIONS:
                                 ---------------------------------------------------------
                                  DIVIDENDS
                                   FROM NET   DISTRIBUTIONS                        CAPITAL
                                 INVESTMENT    FROM CAPITAL           TOTAL          SHARE
                                     INCOME           GAINS   DISTRIBUTIONS   TRANSACTIONS
                                 ----------   -------------   -------------   ------------
GLOBAL 50 FUND
Year Ended 10/31/04                      --              --              --             --
Year Ended 10/31/03                    0.07              --            0.07             --
Year Ended 10/31/02                    0.07              --            0.07             --
Year Ended 10/31/01                    0.30            1.09            1.39             --
Year Ended 10/31/00                    0.22            0.36            0.58             --

GLOBAL HEALTHCARE FUND
Year Ended 10/31/04                      --              --              --             --
Year Ended 10/31/03                    0.26              --            0.26             --
Year Ended 10/31/02                    0.09              --            0.09             --
Year Ended 10/31/01                    0.01              --            0.01             --
9/29/00* Through 10/31/00                --              --              --             --

* Commencement of operations.
^ Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                 PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------
                                  NET ASSET
                                 VALUE, END                 TOTAL
                                  OF PERIOD                RETURN (b)
                                 ----------                ----------
GLOBAL 50 FUND
Year Ended 10/31/04              $    12.59                  9.10%
Year Ended 10/31/03              $    11.54                 23.84%
Year Ended 10/31/02              $     9.39                (21.46%)
Year Ended 10/31/01              $    12.02                (28.91%)
Year Ended 10/31/00              $    18.37                  4.64%

GLOBAL HEALTHCARE FUND
Year Ended 10/31/04              $    12.61                  4.13%
Year Ended 10/31/03              $    12.11                  9.59%
Year Ended 10/31/02              $    11.31                (17.54%)
Year Ended 10/31/01              $    13.81                 (8.55%)
9/29/00* Through 10/31/00        $    15.11                  0.73%

                                            RATIOS/SUPPLEMENTAL DATA:
                                 --------------------------------------------------
                                                    RATIOS TO AVERAGE NET ASSETS: #
                                                    -------------------------------
                                   NET ASSETS,                                  NET
                                        END OF                           INVESTMENT
                                        PERIOD           NET                 INCOME
                                   (THOUSANDS)      EXPENSES                  (LOSS)
                                   -----------      --------             -----------
GLOBAL 50 FUND
Year Ended 10/31/04                $    21,669          1.50%                  0.65%
Year Ended 10/31/03                $    29,501          1.50%                  0.33%
Year Ended 10/31/02                $    29,629          1.50%                  0.06%
Year Ended 10/31/01                $    66,967          1.50%                  0.25%
Year Ended 10/31/00                $   157,736          1.50%                  0.57%

GLOBAL HEALTHCARE FUND
Year Ended 10/31/04                $     6,618          1.50%                 (0.05%)
Year Ended 10/31/03                $    10,153          1.50%                 (0.04%)
Year Ended 10/31/02                $    16,289          1.50%                 (0.22%)
Year Ended 10/31/01                $    30,782          1.50%                 (0.20%)
9/29/00* Through 10/31/00          $    35,809          1.50%                  1.02%

                                                  RATIOS/SUPPLEMENTAL DATA:
                                 ----------------------------------------------------------
                                               RATIOS TO AVERAGE NET ASSETS: #
                                 ----------------------------------------------------------
                                                               NET INVESTMENT
                                             EXPENSES           INCOME (LOSS)
                                     WITHOUT WAIVERS,        WITHOUT WAIVERS,     PORTFOLIO
                                       REIMBURSEMENTS          REIMBURSEMENTS      TURNOVER
                                 AND EARNINGS CREDITS    AND EARNINGS CREDITS      RATE (b)
                                 --------------------    --------------------     ---------
GLOBAL 50 FUND
Year Ended 10/31/04                              2.72%                  (0.57%)         120%
Year Ended 10/31/03                              2.80%                  (0.97%)          91%
Year Ended 10/31/02                              2.37%                  (0.81%)         147%
Year Ended 10/31/01                              1.89%                  (0.14%)         126%
Year Ended 10/31/00                              1.80%                   0.27%          101%

GLOBAL HEALTHCARE FUND
Year Ended 10/31/04                              4.22%                  (2.77%)          65%
Year Ended 10/31/03                              3.44%                  (1.98%)          56%
Year Ended 10/31/02                              2.62%                  (1.34%)          56%
Year Ended 10/31/01                              2.24%                  (0.94%)          57%
9/29/00* Through 10/31/00                        4.52%                  (2.00%)           3%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
J.P. Morgan Series Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Market Neutral Fund, JPMorgan Global 50 Fund and JPMorgan Global Healthcare Fund (hereafter referred to collectively as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 20, 2004

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period
October 31, 2004
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2004, and continued to hold your shares at the end of the reporting period, October 31, 2004.

ACTUAL EXPENSES

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

JPMORGAN FUNDS

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period
October 31, 2004
(Unaudited)

                                                                                       EXPENSES PAID
                                               BEGINNING                ENDING         DURING PERIOD
                                          ACCOUNT VALUE,        ACCOUNT VALUE,              MAY 1 TO            ANNUALIZED
                                             MAY 1, 2004      OCTOBER 31, 2004     OCTOBER 31, 2004*         EXPENSE RATIO
                                      ------------------    ------------------    ------------------         -------------
 MARKET NEUTRAL
 CLASS A
    Actual period return              $            1,000    $              990    $             7.50                  1.50%
    Hypothetical                      $            1,000    $            1,017    $             7.61                  1.50%
 CLASS B
    Actual period return              $            1,000    $              987    $             9.99                  2.00%
    Hypothetical                      $            1,000    $            1,015    $            10.13                  2.00%
 INSTITUTIONAL
    Actual period return              $            1,000    $              992    $             5.01                  1.00%
    Hypothetical                      $            1,000    $            1,020    $             5.08                  1.00%
 GLOBAL 50 FUND
 CLASS A
    Actual period return              $            1,000    $            1,018    $             8.88                  1.75%
    Hypothetical                      $            1,000    $            1,016    $             8.87                  1.75%
 SELECT
    Actual period return              $            1,000    $            1,019    $             7.61                  1.50%
    Hypothetical                      $            1,000    $            1,017    $             7.61                  1.50%
 GLOBAL HEALTHCARE FUND
 CLASS A
    Actual period return              $            1,000    $              943    $             8.59                  1.76%
    Hypothetical                      $            1,000    $            1,016    $             8.92                  1.76%
 SELECT
    Actual period return              $            1,000    $              944    $             7.38                  1.51%
    Hypothetical                      $            1,000    $            1,017    $             7.66                  1.51%

* Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

JPMORGAN FUNDS

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                                                                                            NUMBER OF
                           POSITIONS                                                        PORTFOLIOS IN  OTHER
                           HELD WITH                              PRINCIPAL                 JPMORGAN FUND  DIRECTORSHIPS
                           EACH           TERM OF OFFICE          OCCUPATIONS               COMPLEX(1)     HELD OUTSIDE
NAME, CONTACT ADDRESS      JPMORGAN       AND LENGTH OF           DURING PAST               OVERSEEN BY    JPMORGAN FUND
AND YEAR OF BIRTH          TRUST          TIME SERVED             5 YEARS                   TRUSTEE        COMPLEX
---------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)
---------------------------------------------------------------------------------------------------------------------------------
William J. Armstrong;      Trustee        Trustee of Funds        Retired; Vice President   70             None
522 Fifth Avenue,                         that are series of      and Treasurer of
New York, NY 10036;                       JPMST since 2001.       Ingersoll-Rand Company
1941                                                              (manufacturer of
                                                                  industrial equipment)
                                                                  (1972-2000)

Roland R. Eppley, Jr.;     Trustee        Trustee of Funds that   Retired                   70             Director, Janel Hydro,
522 Fifth Avenue,                         are series of JPMST                                              Inc. (Automotive)
New York, NY 10036;                       since 2001.                                                      (1993-present)
1932

Ann Maynard Gray+;         Trustee        Since 2001              Vice President of         70             Director of Duke
522 Fifth Avenue,                                                 Capital Cities/ABC,                      Energy Corporation
New York, NY 10036;                                               Inc. (communications)                    (1997- present);
1945 **                                                           (1986-1998)                              Director of Elan
                                                                                                           Corporation, Plc
                                                                                                           (pharmaceuticals)
                                                                                                           (2001-present);
                                                                                                           Director of The
                                                                                                           Phoenix Companies
                                                                                                           (wealth management
                                                                                                           services)
                                                                                                           (2002-present)

Matthew Healey+;           Trustee        Trustee of Funds        Retired; Chief            70             None
522 Fifth Avenue,                         that are series of      Executive Officer of
New York, NY 10036;                       JPMST since 1996.       certain J.P. Morgan
1937                                                              Fund Trusts (1982-2001)

Fergus Reid, III;          Trustee and    Trustee of Funds        Chairman of Lumelite      70             Trustee of Morgan
522 Fifth Avenue,          Chairman of    that are series of      Corporation (plastics                    Stanley Funds (209
New York, NY 10036;        the Board of   JPMST since 2001.       manufacturing)                           portfolios)
1932                       Trustees                               (2003-Present) Chairman                  (1995-present)
                                                                  and CEO of Lumelite
                                                                  Corporation (1985-2002)

James J. Schonbachler;     Trustee        Since 2001              Retired; Managing         70             None
522 Fifth Avenue,                                                 Director of Bankers
New York, NY 10036;                                               Trust Company
1943                                                              (financial services)
                                                                  (1968-1998)

                                                                                            NUMBER OF
                           POSITIONS                                                        PORTFOLIOS IN  OTHER
                           HELD WITH                              PRINCIPAL                 JPMORGAN FUND  DIRECTORSHIPS
                           EACH           TERM OF OFFICE          OCCUPATIONS               COMPLEX(1)     HELD OUTSIDE
NAME, CONTACT ADDRESS      JPMORGAN       AND LENGTH OF           DURING PAST               OVERSEEN BY    JPMORGAN FUND
AND YEAR OF BIRTH          TRUST          TIME SERVED             5 YEARS                   TRUSTEE        COMPLEX
---------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S) (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
Robert J. Higgins;         Trustee        Since 2002              Retired; Director of      70             Director of Providian
522 Fifth Avenue,                                                 Administration of the                    Financial Corp.
New York, NY 10036;                                               State of Rhode Island                    (banking) (2002-
1945                                                              (2003-Present);                          present)
                                                                  President - Consumer
                                                                  Banking and Investment
                                                                  Services Fleet Boston
                                                                  Financial (1971-2002)

Dr. Matthew Goldstein;     Trustee        Since 2003              Chancellor of the City    70             Trustee of
522 Fifth Avenue,                                                 University of New York,                  Bronx-Lebanon
New York, NY 10036;                                               since September 1,                       Hospital Center
1941                                                              1999; President,                         (1992-present);
                                                                  Adelphi University (New                  Director of New Plan
                                                                  York) (1998-1999).                       Excel Realty Trust,
                                                                                                           Inc. (real estate
                                                                                                           investment trust)
                                                                                                           (2000-present);
                                                                                                           Director of Lincoln
                                                                                                           Center Institute for
                                                                                                           the Arts in Education
                                                                                                           (1999-present).

Willam G. Morton, Jr.;     Trustee        Since 2003              Retired; Chairman         70             Director of Radio
522 Fifth Avenue,                                                 Emeritus (2001 - 2002),                  Shack Corporation
New York, NY 10036;                                               and Chairman and Chief                   (electronics)
1937                                                              Executive Officer,                       (1987-present);
                                                                  Boston Stock Exchange                    Director of The
                                                                  (1985 - 2001).                           Griswold Company
                                                                                                           (securities brokerage)
                                                                                                           (2002-2004); Director
                                                                                                           of The National
                                                                                                           Football Foundation
                                                                                                           and College Hall of
                                                                                                           Fame (1994-present);
                                                                                                           Trustee of the
                                                                                                           Berklee College of
                                                                                                           Music (1998-present);
                                                                                                           Trustee of the
                                                                                                           Stratton Mountain
                                                                                                           School (2001-present).

                                                                                            NUMBER OF
                           POSITIONS                                                        PORTFOLIOS IN  OTHER
                           HELD WITH                              PRINCIPAL                 JPMORGAN FUND  DIRECTORSHIPS
                           EACH           TERM OF OFFICE          OCCUPATIONS               COMPLEX(1)     HELD OUTSIDE
NAME, CONTACT ADDRESS      JPMORGAN       AND LENGTH OF           DURING PAST               OVERSEEN BY    JPMORGAN FUND
AND YEAR OF BIRTH          TRUST          TIME SERVED             5 YEARS                   TRUSTEE        COMPLEX
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)
---------------------------------------------------------------------------------------------------------------------------------
Leonard M. Spalding*       Trustee        Trustee of Funds        Retired; Chief            70             None
522 Fifth Avenue,                         that are series of      Executive Officer of
New York, NY 10036;                       JPMST since 2001.       Chase Mutual Funds
1935                                                              (investment company)
                                                                  (1989-1998) President
                                                                  and Chief Executive
                                                                  Officer of Vista
                                                                  Capital Management
                                                                  (investment management)
                                                                  (1990-1998); Chief
                                                                  Investment Executive of
                                                                  Chase Manhattan Private
                                                                  Bank (investment
                                                                  management) (1990-1995)

  * Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.

 ** Dana Maynard Gray, the daughter of Ann Maynard Gray, became employed with
    JPMorgan Securities, Inc., as an Associate Analyst, on May 3, 2004.

  + Resigned effective November 26, 2004.

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 13 investment companies.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

                           POSITIONS HELD          TERM OF OFFICE
NAME, CONTACT ADDRESS      WITH EACH               AND LENGTH OF         PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH          JPMORGAN TRUST          TIME SERVED           DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------------------------------
George C.W. Gatch;         President               Since 2001            Managing Director, JPMIM, CEO and President of
522 Fifth Avenue,                                                        the J.P. Morgan and One Group Fund. An employee
New York, NY 10036;                                                      since 1986, Mr. Gatch leads the firm's U.S.
1962                                                                     mutual fund and financial intermediary
                                                                         business. He was previously CEO of DKB Morgan,
                                                                         a Japanese mutual fund company, which was a
                                                                         joint venture between J.P. Morgan and Dai-Ichi
                                                                         Kangyo Bank. Prior to working in Japan, Mr.
                                                                         Gatch established JPMIM's sub-advisory and
                                                                         institutional mutual funds business. He has
                                                                         also held numerous positions throughout the
                                                                         firm in business management, marketing, and
                                                                         sales.

Robert L. Young;           Senior Vice President   Since 2004            Chief Operating Officer, JPMorgan Funds (August
522 Fifth Avenue,                                                        2004 to present) and One Group Mutual Funds
New York, NY 10036;                                                      from November 2001 until present. From October
1963                                                                     1999 to present, Vice President and Treasurer,
                                                                         One Group Administrative Services, Inc., and
                                                                         Vice President and Treasurer, One Group Dealer
                                                                         Services, Inc.

Patricia A. Maleski;       Vice President and      Since 2004            Vice President, JPMIM; previously, Treasurer,
522 Fifth Avenue,          Chief Administrative                          JPMorgan Funds and Head of Funds Administration
New York, NY 10036;        Officer                                       and Board Liaison. Prior to joining J.P. Morgan
1960                                                                     Chase & Co. in 2001, Ms. Maleski was the Vice
                                                                         President of Finance for the Pierpont Group,
                                                                         Inc., a service provider to the Board of
                                                                         Directors/Trustees of the JPMorgan Funds.

Wayne H. Chan;             Secretary               Since 2003            Vice President and Assistant General Counsel,
522 Fifth Avenue,                                                        JPMIM, since September 2002; Mr. Chan was an
New York, NY 10036;                                                      associate at the law firm of Shearman and
1965                                                                     Sterling LLP from May 2001 through September
                                                                         2002; Swidler Berlin Shereff Friedman LLP from
                                                                         June 1999 through May 2001 and Whitman Breed
                                                                         Abbott & Morgan LLP from September 1997 through
                                                                         May 1999.

Stephanie J. Dorsey;       Treasurer               Since 2004            Director of Mutual Fund Administration, One
522 Fifth Avenue,                                                        Group Administrative Services, since January
New York, NY 10036;                                                      2004; Ms. Dorsey worked for Bank One
1969                                                                     Corporation from January 2003 to January 2004;
                                                                         Prior to joining Bank One Corporation, she held
                                                                         various positions at PricewaterhouseCoopers LLP
                                                                         from September 1992 through December 2002.

Elizabeth A. Davin;        Assistant Secretary     Since 2004            From September 2004 to present, Senior Counsel,
522 Fifth Avenue,                                                        JPMorgan Chase & Co.; prior to that Ms. Davin
New York, NY 10036;                                                      was Assistant General Counsel and then
1964                                                                     Associate General Counsel and Vice President,
                                                                         Gartmore Global Investments, Inc. from July
                                                                         1999 to August 2004.

Stephen M. Benham;         Assistant Secretary     Since 2004            Vice President and Assistant General Counsel,
522 Fifth Avenue,                                                        JPMIM since 2004; Vice President (Legal
New York, NY 10036;                                                      Advisory) of Merrill Lynch Investment Managers,
1959                                                                     L.P., from 2000 to 2004; attorney associated
                                                                         with Kirkpatrick & Lockhart LLP from 1997 to
                                                                         2000.

Jessica K. Ditullio;       Assistant Secretary     Since 2004            From August 1990 to present, she held various
522 Fifth Avenue,                                                        attorney positions for Bank One Corporation
New York, NY 10036;                                                      (now known as JPMorgan Chase & Co.)
1962

                           POSITIONS HELD          TERM OF OFFICE
NAME, CONTACT ADDRESS      WITH EACH               AND LENGTH OF         PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH          JPMORGAN TRUST          TIME SERVED           DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
Nancy E. Fields;           Assistant Secretary     Since 2004            From October 1999 to present, Director, Mutual
522 Fifth Avenue,                                                        Fund Administration, One Group Administrative
New York, NY 10036;                                                      Services, Inc. and Senior Project Manager,
1949                                                                     Mutual Funds, One Group Dealer Services, Inc.
                                                                         From July 1999 to October 1999, Project
                                                                         Manager, One Group, Banc One Investment
                                                                         Advisors Corporation.

Avery P. Maher;            Assistant Secretary     Since 2004            Vice President and Assistant General Counsel,
522 Fifth Avenue,                                                        JPMIM since 2004; Second Vice President and
New York, NY 10036;                                                      Assistant Secretary of John Hancock Advisers,
1945                                                                     LLC, from July 1992 through September 2004.

Alaina Metz;               Assistant Secretary     Since 2001            From June 1995 to present, Vice President,
3435 Stelzer Rd.                                                         BISYS Fund Services, Inc.
Columbus, OH 43219
1967

Martin R. Dean;            Assistant Treasurer     Since 2001            Vice President of Regulatory Services of BISYS
3435 Stelzer Rd.                                                         Fund Services, Inc.
Columbus, OH 43219
1963

Arthur A. Jensen;          Assistant Treasurer     Since 2001            Vice President of Financial Services of BISYS
3435 Stelzer Rd.                                                         Fund Services, Inc. since June 2001; formerly
Columbus, OH 43219                                                       Section Manager of Northern Trust Company and
1966                                                                     Accounting Supervisor at Allstate Insurance
                                                                         Company.

Christopher D. Walsh;      Assistant Treasurer     Since 2004            Vice President, JPMIM; Mr. Walsh manages all
522 Fifth Avenue,                                                        aspects of institutional and retail mutual fund
New York, NY 10036;                                                      administration and vendor relationships within
1965                                                                     the mutual funds, commingled/ERISA funds,
                                                                         3(c)(7) funds, hedge funds and LLC products.
                                                                         Prior to joining JPMorgan in 2000, he was a
                                                                         director from 1996 to 2000 of Mutual Fund
                                                                         Administration at Prudential Investments.

Paul M. DeRusso;           Assistant Treasurer     Since 2001            Vice President, JPMIM; Manager of the Budgeting
522 Fifth Avenue,                                                        and Expense Group of Funds Administration
New York, NY 10036;                                                      Group.
1954

Mary D. Squires;           Assistant Treasurer     Since 2001            Vice President, JPMIM; Ms. Squires has held
522 Fifth Avenue,                                                        numerous financial and operations positions
New York, NY 10036;                                                      supporting the J.P. Morgan Chase organization
1955                                                                     complex.

Stephen M. Ungerman;       Chief Compliance        Since 2004            Vice President, JPMIM; previously, head of Fund
522 Fifth Avenue,          Officer                                       Administration - Pooled Vehicles; prior to
New York, NY 10036;                                                      joining J.P. Morgan Chase in 2000, he held a
1953                                                                     number of positions in Prudential Financial's
                                                                         asset management business, including Associate
                                                                         General Counsel, Tax Director and Co-head of
                                                                         Fund Administration; Mr. Ungerman also served
                                                                         as Assistant Treasurer for all mutual funds
                                                                         managed by Prudential.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming Intrepid European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International
  Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities
  Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

UNDISCOVERED MANAGERS FUNDS

Behavioral Growth Fund
Behavioral Value Fund
REIT Fund
Small Cap Growth Fund

               Funds may be registered under separate registrants.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]


JPMorgan Funds are distributed by J.P.Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

INVESTORS SHOULD CAREFULLY READ THE FUNDS' PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

 JPMORGAN FUNDS FULFILLMENT CENTER                             PRSRT STD
        6112 W. 73RD STREET                                  U.S. POSTAGE
      BEDFORD PARK, IL 60638                                     PAID
                                                              PERMIT 2891
                                                            KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2004
All rights reserved. December 2004.                            AN-SPEC-1004

[GRAPHIC]

JPMORGAN FUNDS


ANNUAL REPORT OCTOBER 31 2004


TAX AWARE FUNDS

FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

TAX AWARE DISCIPLINED EQUITY FUND

TAX AWARE ENHANCED INCOME FUND

TAX AWARE LARGE CAP GROWTH FUND

TAX AWARE LARGE CAP VALUE FUND

TAX AWARE SHORT-INTERMEDIATE INCOME FUND

TAX AWARE U.S. EQUITY FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                                       1

Fund Commentaries:

Fleming Tax Aware International Opportunites Fund        3

Tax Aware Disciplined Equity Fund                        6

Tax Aware Enhanced Income Fund                           9

Tax Aware Large Cap Growth Fund                         11

Tax Aware Large Cap Value Fund                          14

Tax Aware Short-Intermediate Income Fund                17

Tax Aware U.S. Equity Fund                              19

Portfolio of Investments                                22

Financial Statements                                    54

Notes to Financial Statements                           66

Financial Highlights                                    96

HIGHLIGHTS

-  Corporate earnings growth drives market rally

-  Weak dollar boosts returns from international stocks

-  Interest rates and oil prices spook markets

-  Low inflation underpins our optimism

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN TAX AWARE FUNDS

PRESIDENT'S LETTER DECEMBER 6, 2004

[PHOTO OF GEORGE C.W. GATCH]

"WE BELIEVE THE U.S. ECONOMY IS BEGINNING TO EMERGE FROM ITS MID-SUMMER PERIOD OF WEAKNESS, AND THAT THE GLOBAL ECONOMY IS MOVING TOWARDS A BROADLY BASED EXPANSION.

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Tax Aware Funds. Inside, you'll find information detailing the performance of the Funds for the year ended October 31, 2004, along with reports from the Portfolio Managers.

EQUITIES STAGE STRONG RALLY GLOBALLY

U.S. and international equity markets rallied substantially in the period. As economic growth picked up, companies from around the globe reported higher earnings, lifting equity prices. For many companies, higher sales fed straight through to bottom-line profits, following cost reduction restructurings carried out over the past few years. For U.S. investors, international equity markets provided strong returns, particularly when the effect of a falling U.S. dollar was factored in. In all, the MSCI EAFE Index, which represents a broad spread of European and Asian markets, rose 18.84% in U.S. dollars. By contrast, the S&P 500 Index rose 9.42%.

There was a wide divergence between market performances. High equity valuations held U.S. equities back from achieving greater gains. Asian equities were hampered by concerns over the vitality of their export industries. Europe, meanwhile, performed exceptionally. The MSCI Europe Index rose 21.89%, while the MSCI Japan Index rose 9.04% and the MSCI Asia ex Japan Index appreciated 9.40%.

MID-YEAR "SOFT PATCH"

But the rally was far from linear. Come the second quarter, many markets faltered as rising U.S. interest rates and surging oil prices caused fears that growth would be choked off. It soon became evident that the U.S. economy was indeed experiencing a "soft patch". Additionally, growth in Japan and Continental Europe disappointed -- particularly as domestic demand failed to pick up to the degree many had hoped for. This caused some setbacks in equity prices during the mid to late summer.

OUTLOOK

We believe the U.S. economy is beginning to emerge from its mid-summer period of weakness, and that the global economy is moving towards a broadly based expansion. Even if economic growth does not accelerate strongly, we are optimistic that the expansion is sustainable, and that stocks are likely to outperform bonds in the period ahead. One reason for our optimism is that inflation remains under control, which gives long-term interest rates the ability to come down further if the global economy weakens slightly, providing additional support to economic activity and equity prices.

IMPORTANT FUND FAMILY UPDATE

Shareholders of JPMorgan Funds and One Group Funds have received a variety of documents, some regarding the proposed integration of the two fund complexes. The integration generally will be effective on February 18, 2005; however, some of the changes will require shareholder approval at meetings on January 20, 2005, before they can be implemented. As a shareholder, your input in these decisions is important, so we would greatly appreciate your response.

As always, we would like to thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.


Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                             FUND FACTS
                             Fund Inception                              4/30/01
                             Fiscal Year End                          OCTOBER 31
                             Net Assets as of 10/31/2004
                             (In Millions)                                $143.6
                             Primary Benchmark                 MSCI EAFE USD NET

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming Tax Aware International Opportunities Fund, which seeks high after-tax total return by investing in equity securities of foreign companies in developed and, to a lesser extent, emerging markets, rose by 14.4% (Institutional shares) during the year ended October 31, 2004. This compares with a rally of 18.8% in the MSCI EAFE Index (in US dollars).

Q: WHY DID THE FUND PERFORM THIS WAY?

A: While economic recovery became increasingly established during the year, there was an unexpected mid-summer deceleration in economic growth. This impacted the Fund, which held many economically sensitive stocks in anticipation of steady recovery.

   Continental Europe is a good example of this theme. The Fund was underweight the region, which has less sensitivity to the economic cycle than Japan and non-Japan Asia. And, within Europe, it held many of the stocks most leveraged to economic growth, such as Cap Gemini, the French technology company, and Ciba Specialty Chemicals, the Swiss chemicals company. Both the underweight allocation to Continental Europe, and stock selection, detracted from performance.

   In non-Japan Asia, where corporate earnings are sensitive to economic activity in the United States and China, the Fund was overweight. The summer dip in global growth, and Chinese actions to curb inflationary forces, caused earnings expectations and stock valuations to fall back across the region. Cathay Pacific, the Hong Kong airline, was one holding that performed poorly, due to declining China-related passenger loads and rising oil prices. Another large holding, Reliance Industries, the Indian conglomerate, fell following India's election of a new government that was not perceived to be business friendly.

   From a stock perspective, a number of holdings stood out. In Japan, two financial sector stocks -- Aiful and UFJ Holdings -- added to performance as the sector's prospects improved. In Continental Europe, Adecco, the Swiss human resources solutions company, detracted from performance after announcing the delayed publication of 2003 results. In emerging Europe, Yukos, the Russian oil stock, fell after the Russian tax authorities charged that it owed $3.5 billion in back taxes.

Q: HOW WAS THE FUND MANAGED?

A: The Fund was overweight emerging markets, which offer leveraged exposure to global growth, and underweight Continental Europe, where growth appeared less robust. Stock selection caused the Fund to be overweight the Technology sector, but underweight Utilities. At the October 31, 2004, year-end, the Fund continued to be overweight emerging markets, while underweight Continental Europe and Japan.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom               26.2%
Japan                        18.9%
France                       13.4%
Switzerland                   8.6%
Germany                       5.4%
The Netherlands               5.3%
Hong Kong                     4.6%
South Korea                   2.7%
India                         2.1%
Spain                         2.0%
Singapore                     1.7%
Sweden                        1.6%
Taiwan                        1.6%
Australia                     1.5%
Brazil                        1.3%
Ireland                       1.3%
Other                         1.8%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  Royal Bank of Scotland Group PLC
    (United Kingdom)                     4.1%

2.  Vodafone Group PLC
    (United Kingdom)                     3.8%

3.  Total SA (France)                    3.6%

4.  HSBC Holdings PLC
    (United Kingdom)                     3.6%

5.  Tesco PLC
    (United Kingdom)                     2.3%

6.  BNP Paribas (France)                 2.2%

7.  Koninklijke KPN NV
    (The Netherlands)                    2.1%

8.  Reliance Industries LTD
    (India)                              2.1%

9.  Reckitt Benckiser PLC
    (United Kingdom)                     2.1%

10. Nippon Telegraph & Telephone
    Corp. (Japan)                        2.0%

Top 10 equity holdings comprised 27.9% of the Portfolio's market value of investments ($38,973 in thousands). As of October 31, 2004, the Fund held 85 equity holdings. Portfolio holdings are subject to change at any time.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                            SINCE
                                                        INCEPTION
                                  1 YEAR    3 YEARS     (4/30/01)
                                  -------------------------------
CLASS A SHARES

        Without Sales Charge       13.74%      7.46%         0.68%
           With Sales Charge*       7.16%      5.35%        (1.01%)
                                  -------------------------------
INSTITUTIONAL SHARES               14.44%      8.27%         1.45%

* Sales Charge for Class A Shares is 5.75%.

[CHART]

LIFE OF FUND PERFORMANCE (4/30/01 TO 10/31/04)

                JPMORGAN FLEMING TAX AWARE INTERNATIONAL
                OPPORTUNITIES FUND (INSTITUTONAL SHARES)     MSCI EAFE USD NET      LIPPER INTERNATIONAL FUNDS INDEX
4/30/2001                   $      3,000,000                 $      3,000,000               $      3,000,000
5/31/2001                   $      2,937,900                 $      2,894,100               $      2,927,400
6/30/2001                   $      2,851,820                 $      2,775,731               $      2,844,847
7/31/2001                   $      2,719,780                 $      2,725,213               $      2,770,881
8/31/2001                   $      2,699,654                 $      2,656,265               $      2,715,187
9/30/2001                   $      2,401,612                 $      2,387,185               $      2,419,231
10/31/2001                  $      2,485,669                 $      2,448,297               $      2,484,792
11/30/2001                  $      2,603,738                 $      2,538,640               $      2,577,475
12/31/2001                  $      2,641,492                 $      2,553,618               $      2,623,354
1/31/2002                   $      2,511,002                 $      2,418,020               $      2,517,371
2/28/2002                   $      2,508,993                 $      2,434,947               $      2,552,614
3/31/2002                   $      2,647,490                 $      2,566,677               $      2,687,647
4/30/2002                   $      2,681,643                 $      2,583,617               $      2,706,461
5/31/2002                   $      2,727,767                 $      2,616,429               $      2,745,163
6/30/2002                   $      2,585,377                 $      2,512,295               $      2,636,729
7/31/2002                   $      2,324,513                 $      2,264,332               $      2,373,584
8/31/2002                   $      2,348,688                 $      2,259,124               $      2,375,482
9/30/2002                   $      2,077,884                 $      2,016,494               $      2,119,643
10/31/2002                  $      2,210,245                 $      2,124,780               $      2,229,652
11/30/2002                  $      2,330,483                 $      2,221,245               $      2,335,115
12/31/2002                  $      2,215,823                 $      2,146,611               $      2,260,391
1/31/2003                   $      2,102,373                 $      2,057,097               $      2,177,661
2/28/2003                   $      2,047,711                 $      2,009,990               $      2,113,202
3/31/2003                   $      1,980,751                 $      1,970,594               $      2,061,429
4/30/2003                   $      2,179,420                 $      2,163,712               $      2,265,510
5/31/2003                   $      2,317,377                 $      2,294,833               $      2,410,956
6/30/2003                   $      2,369,982                 $      2,350,368               $      2,467,855
7/31/2003                   $      2,434,919                 $      2,407,247               $      2,536,954
8/31/2003                   $      2,509,915                 $      2,465,261               $      2,610,272
9/30/2003                   $      2,578,938                 $      2,541,192               $      2,662,739
10/31/2003                  $      2,757,400                 $      2,699,508               $      2,821,438
11/30/2003                  $      2,810,066                 $      2,759,437               $      2,878,149
12/31/2003                  $      3,006,771                 $      2,974,949               $      3,074,151
1/31/2004                   $      3,101,785                 $      3,016,896               $      3,140,245
2/29/2004                   $      3,172,196                 $      3,086,586               $      3,212,157
3/31/2004                   $      3,188,691                 $      3,103,871               $      3,227,896
4/30/2004                   $      3,037,866                 $      3,033,723               $      3,131,705
5/31/2004                   $      3,037,866                 $      3,044,038               $      3,129,826
6/30/2004                   $      3,093,763                 $      3,110,702               $      3,192,736
7/31/2004                   $      2,965,681                 $      3,009,605               $      3,088,333
8/31/2004                   $      3,013,132                 $      3,022,847               $      3,104,701
9/30/2004                   $      3,089,665                 $      3,101,743               $      3,187,286
10/31/2004                  $      3,155,550                 $      3,207,513               $      3,288,323

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 4/30/01.

All Shares Classes were introduced on 4/30/01.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Fleming Tax Aware International Opportunities Fund, MSCI EAFE USD Net and the Lipper International Funds Index from April 30, 2001 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE (Europe, Australasia, Far
East) Index is a replica (or model) of the performance of the world's equity markets, excluding the U.S. and Canada.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                      FUND FACTS
                                      Fund Inception                     1/30/97
                                      Fiscal Year End                 OCTOBER 31
                                      Net Assets as of 10/31/2004
                                      (In Millions)                       $201.5
                                      Primary Benchmark            S&P 500 INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Disciplined Equity Fund, which seeks to provide high after-tax total return from a portfolio of selected equity securities, returned 10.4% for the year ended October 31, 2004. This compares to the 9.4% appreciation from the S&P 500 Index, the Fund's benchmark.

   The Fund participated in the market's advance and outperformed its benchmark in the period, which began with an extension of the equity market rally that we witnessed in most of 2003. Investors focused their attention on strong corporate earnings, robust economic growth, and low interest rates. While economic indicators turned decisively stronger, the upgrade in prospects for growth brought with it the threat of an early end to the Federal Reserve's highly accommodative stance. Along with the uncertainty of the Fed's stance, came the uncertainty of the geopolitical situation and the election here at home, the rising price of oil, and slowing company fundamentals. Collectively, these factors restricted the market's upside.

Q: HOW DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The portfolio's financial holdings were large contributors to relative performance, as these companies advanced due to an improved economic outlook and increased merger activity. Shares of Greenpoint Financial rose after North Fork Bancorporation announced a $6.3 billion acquisition of the company. United States Steel Corp. was another bright spot over the year. The company benefited from increased demand as well as a surge in steel prices. In contrast, stock selection in the portfolio's Energy and Consumer Staples sectors hindered relative performance.

Q: HOW WAS THE FUND MANAGED?

A: Keeping to our discipline, the Fund continued to focus on overweighting companies within each sector of the market that were deemed to be attractively priced relative to expectations. Style characteristics and sector weightings were kept in line with the S&P 500 so as to minimize volatility relative to index and to ensure that stock selection was the main driver of returns.

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services          22.3%
Finance & Insurance                19.8%
Technology                         16.7%
Industrial Products & Services     14.3%
Pharmaceuticals                     9.2%
Energy                              7.4%
Telecommuncations                   3.6%
Health Services & Systems           3.2%
Utilities                           2.9%
REITs                               0.4%
Short-Term Investments              0.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1.  General Electric Co.           3.7%

 2.  Citigroup, Inc.                3.2%

 3.  Microsoft Corp.                3.1%

 4.  Pfizer, Inc.                   2.2%

 5.  Exxon Mobil Corp.              2.1%

 6.  Johnson & Johnson              2.0%

 7.  Procter & Gamble Co.           1.9%

 8.  The Coca-Cola Co.              1.8%

 9.  Bank of America Corp.          1.7%

10.  Wal-Mart Stores, Inc.          1.7%

Top 10 equity holdings comprised 23.4% of the Portfolio's market value of investment ($47,075 in thousands). As of October 31, 2004 the Fund held 204 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                              SINCE
                                                                          INCEPTION
                                 1 YEAR       3 YEARS       5 YEARS       (1/30/97)
                                 --------------------------------------------------
INSTITUTIONAL SHARES             10.40%         3.42%       (2.43%)           6.61%

[CHART]

LIFE OF FUND PERFORMANCE (1/30/97 TO 10/31/04)

                        JPMORGAN TAX AWARE DISCIPLINED                             LIPPER LARGE-CAP
                        EQUITY FUND (INSTITUTIONAL SHARES)     S&P 500 INDEX       CORE FUNDS INDEX
1/30/97                           $  3,000,000                  $  3,000,000         $  3,000,000
1/31/97                           $  3,009,000                  $  3,000,000         $  3,000,000
2/28/97                           $  3,036,081                  $  3,023,400         $  2,996,400
3/31/97                           $  2,900,975                  $  2,899,138         $  2,868,154
4/30/97                           $  3,075,034                  $  3,072,217         $  3,027,050
5/31/97                           $  3,302,894                  $  3,259,315         $  3,210,792
6/30/97                           $  3,458,791                  $  3,405,332         $  3,350,140
7/31/97                           $  3,758,668                  $  3,676,397         $  3,614,801
8/31/97                           $  3,569,607                  $  3,470,518         $  3,430,808
9/30/97                           $  3,752,728                  $  3,660,703         $  3,607,494
10/31/97                          $  3,623,634                  $  3,538,435         $  3,496,384
11/30/97                          $  3,779,450                  $  3,702,265         $  3,610,715
12/31/97                          $  3,844,456                  $  3,765,944         $  3,676,430
1/31/98                           $  3,895,972                  $  3,807,746         $  3,712,827
2/28/98                           $  4,179,989                  $  4,082,284         $  3,976,066
3/31/98                           $  4,394,422                  $  4,291,297         $  4,172,882
4/30/98                           $  4,463,854                  $  4,334,639         $  4,215,028
5/31/98                           $  4,421,447                  $  4,260,084         $  4,142,951
6/30/98                           $  4,581,946                  $  4,433,043         $  4,339,741
7/31/98                           $  4,539,334                  $  4,386,053         $  4,304,589
8/31/98                           $  3,857,526                  $  3,751,829         $  3,660,192
9/30/98                           $  4,120,995                  $  3,992,322         $  3,842,104
10/31/98                          $  4,466,334                  $  4,316,897         $  4,130,261
11/30/98                          $  4,794,163                  $  4,578,501         $  4,376,012
12/31/98                          $  5,067,430                  $  4,842,223         $  4,666,579
1/31/99                           $  5,235,162                  $  5,044,628         $  4,829,909
2/28/99                           $  5,077,060                  $  4,887,740         $  4,680,665
3/31/99                           $  5,281,158                  $  5,083,250         $  4,868,828
4/30/99                           $  5,552,082                  $  5,279,971         $  4,999,313
5/31/99                           $  5,445,482                  $  5,155,364         $  4,866,831
6/30/99                           $  5,753,696                  $  5,441,487         $  5,138,400
7/31/99                           $  5,561,522                  $  5,271,712         $  4,987,845
8/31/99                           $  5,494,228                  $  5,245,354         $  4,936,969
9/30/99                           $  5,307,974                  $  5,101,631         $  4,803,177
10/31/99                          $  5,570,718                  $  5,424,564         $  5,097,612
11/30/99                          $  5,677,676                  $  5,534,683         $  5,222,503
12/31/99                          $  5,949,069                  $  5,860,676         $  5,569,800
1/31/2000                         $  5,651,021                  $  5,566,470         $  5,344,780
2/29/2000                         $  5,528,394                  $  5,461,264         $  5,343,176
3/31/2000                         $  6,077,916                  $  5,995,375         $  5,807,498
4/30/2000                         $  5,844,524                  $  5,814,915         $  5,617,593
5/31/2000                         $  5,734,062                  $  5,695,709         $  5,474,345
6/30/2000                         $  5,872,253                  $  5,835,823         $  5,674,706
7/31/2000                         $  5,780,059                  $  5,744,784         $  5,586,180
8/31/2000                         $  6,152,873                  $  6,101,535         $  5,971,627
9/30/2000                         $  5,838,461                  $  5,779,374         $  5,653,936
10/31/2000                        $  5,823,281                  $  5,755,101         $  5,588,350
11/30/2000                        $  5,372,559                  $  5,301,599         $  5,096,576
12/31/2000                        $  5,409,630                  $  5,327,577         $  5,158,754
1/31/2001                         $  5,647,653                  $  5,516,706         $  5,304,746
2/28/2001                         $  5,124,681                  $  5,013,582         $  4,810,875
3/31/2001                         $  4,799,776                  $  4,695,721         $  4,515,487
4/30/2001                         $  5,205,357                  $  5,060,579         $  4,858,664
5/31/2001                         $  5,261,054                  $  5,094,485         $  4,885,872
6/30/2001                         $  5,140,050                  $  4,970,689         $  4,755,908
7/31/2001                         $  5,103,042                  $  4,921,976         $  4,686,948
8/31/2001                         $  4,792,777                  $  4,613,860         $  4,410,886
9/30/2001                         $  4,368,137                  $  4,241,522         $  4,076,100
10/31/2001                        $  4,452,005                  $  4,322,535         $  4,172,296
11/30/2001                        $  4,805,494                  $  4,654,073         $  4,445,581
12/31/2001                        $  4,842,497                  $  4,695,029         $  4,495,816
1/31/2002                         $  4,733,540                  $  4,626,482         $  4,424,783
2/28/2002                         $  4,636,976                  $  4,537,190         $  4,350,446
3/31/2002                         $  4,801,589                  $  4,707,789         $  4,498,361
4/30/2002                         $  4,492,366                  $  4,422,497         $  4,263,097
5/31/2002                         $  4,451,935                  $  4,389,770         $  4,231,976
6/30/2002                         $  4,124,273                  $  4,077,219         $  3,939,547
7/31/2002                         $  3,801,755                  $  3,759,196         $  3,646,839
8/31/2002                         $  3,836,351                  $  3,784,006         $  3,676,743
9/30/2002                         $  3,409,748                  $  3,372,685         $  3,319,731
10/31/2002                        $  3,689,348                  $  3,669,481         $  3,577,674
11/30/2002                        $  3,906,281                  $  3,885,614         $  3,737,596
12/31/2002                        $  3,671,514                  $  3,657,528         $  3,540,625
1/31/2003                         $  3,573,852                  $  3,561,701         $  3,447,860
2/28/2003                         $  3,520,244                  $  3,508,275         $  3,402,004
3/31/2003                         $  3,557,558                  $  3,542,306         $  3,430,581
4/30/2003                         $  3,851,769                  $  3,834,192         $  3,683,414
5/31/2003                         $  4,060,534                  $  4,036,253         $  3,862,060
6/30/2003                         $  4,104,794                  $  4,087,917         $  3,900,294
7/31/2003                         $  4,155,694                  $  4,159,865         $  3,961,919
8/31/2003                         $  4,231,743                  $  4,240,982         $  4,038,384
9/30/2003                         $  4,199,582                  $  4,196,028         $  3,986,289
10/31/2003                        $  4,460,376                  $  4,433,523         $  4,181,219
11/30/2003                        $  4,514,346                  $  4,472,538         $  4,216,341
12/31/2003                        $  4,768,955                  $  4,706,899         $  4,419,147
1/31/2004                         $  4,848,597                  $  4,793,035         $  4,481,457
2/29/2004                         $  4,928,599                  $  4,859,658         $  4,534,338
3/31/2004                         $  4,861,077                  $  4,786,278         $  4,463,149
4/30/2004                         $  4,765,314                  $  4,711,133         $  4,393,970
5/31/2004                         $  4,835,840                  $  4,775,676         $  4,438,789
6/30/2004                         $  4,925,787                  $  4,868,324         $  4,518,243
7/31/2004                         $  4,778,013                  $  4,707,182         $  4,358,297
8/31/2004                         $  4,806,681                  $  4,726,011         $  4,360,912
9/30/2004                         $  4,863,400                  $  4,777,052         $  4,411,062
10/31/2004                        $  4,925,427                  $  4,850,141         $  4,470,612

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/30/97.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Tax Aware Disciplined Equity Fund, S&P 500 Index, and the Lipper Large-Cap Core Funds Index from January 30, 1997 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TAX AWARE ENHANCED INCOME FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                              FUND FACTS
                              Fund Inception                             4/16/99
                              Fiscal Year End                         OCTOBER 31
                              Net Assets as of 10/31/2004
                              (In Millions)                             $1,122.0
                              Primary Benchmark                    MERRILL LYNCH
                                                                    3-MONTH U.S.
                                                             TREASURY BILL INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Enhanced Income Fund, which seeks to provide high after-tax current income consistent with principal preservation, returned 0.9% (Institutional Shares) for the year ended October 31, 2004. This compares to the 1.2% return from the Fund's benchmark index, the Merrill Lynch 3-Month U.S. Treasury Bill Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund's performance was hurt by its sensitivity to the rapid increase in interest rates. Our duration positioning, which was longer than the benchmark, detracted as investors considered the strengthening economy, and as interest rates rose. Contrary to our expectations, the March employment report showed strong job growth as well as higher estimates for January and February.

   A positive for performance was our tactical allocation to municipal securities as these issues outperformed Treasuries. The Fund also benefited from our allocation to general obligation California credits. At the beginning of the period, California issues suffered in response to budget and gubernatorial uncertainties. However, they rallied strongly after the election, action on the budget, and an improving regional economy.

Q: HOW WAS THE FUND MANAGED?

A: Municipals performed well for most of the period. Over the last year, the ratio (the difference in prices) between two-year municipal and taxable securities was volatile -- reaching a high of 83% and a low of 67%, for an average of 76%. Municipalities issued fewer bonds because of rising rates and an increase in revenues over the same period last year.

   We began the period with an 84% allocation to municipals, whittling it down to 76% as yields fell, and investing the proceeds in corporate bonds and asset-backed securities. We increased our position when yields rose, and ended the period at 85%. We maintained an extended duration position (making the portfolio more sensitive to changes in interest rates) because we believed that economic growth was spurred by tax cuts and mortgage refinancing and would not translate into job creation.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

State and Municipal Obligations          81.7%
Money Market Fund                        10.3%
Asset Backed Securities                   3.3%
Corporate Notes and Bonds                 3.2%
Residential Mortgage Backed Securities    1.1%
Other (Less than 1%)                      0.4%

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                                             SINCE
                                                                                         INCEPTION
                                        1 YEAR          3 YEARS           5 YEARS        (4/16/99)
                                        ----------------------------------------------------------
CLASS A SHARES

          Without Sales Charge           0.47%           1.03%             2.55%            2.57%
            With Sales Charge*          (1.00%)          0.54%             2.25%            2.29%
                                        ----------------------------------------------------------
INSTITUTIONAL SHARES                     0.88%           1.54%             2.94%            2.94%
                                        ----------------------------------------------------------
SELECT SHARES                            0.63%           1.28%             2.71%            2.70%

*  Sales Charge for Class A Shares is 1.50%.

[CHART]

LIFE OF FUND PERFORMANCE (4/16/99 TO 10/31/04)

                          JPMORGAN TAX AWARE ENHANCED            MERRIL LYNCH 3-MONTH     LIPPER SHORT-INTERMEDIATE
                          INCOME FUND (INSTITUTIONAL SHARES)     US T-BILL INDEX          INVESTMENT GRADE FUNDS INDEX
4/16/99                             $  3,000,000                  $  3,000,000                  $  3,000,000
4/30/99                             $  3,003,000                  $  3,000,000                  $  3,000,000
5/31/99                             $  3,011,408                  $  3,011,700                  $  2,982,300
6/30/99                             $  3,005,386                  $  3,024,349                  $  2,983,493
7/31/99                             $  3,015,604                  $  3,036,749                  $  2,980,211
8/31/99                             $  3,025,857                  $  3,048,896                  $  2,983,787
9/30/99                             $  3,036,145                  $  3,062,616                  $  3,010,641
10/31/99                            $  3,046,771                  $  3,074,560                  $  3,016,964
11/30/99                            $  3,056,826                  $  3,086,858                  $  3,023,299
12/31/99                            $  3,068,136                  $  3,100,749                  $  3,018,764
1/31/2000                           $  3,063,841                  $  3,114,083                  $  3,010,614
2/29/2000                           $  3,074,564                  $  3,127,784                  $  3,032,290
3/31/2000                           $  3,101,928                  $  3,144,049                  $  3,058,065
4/30/2000                           $  3,096,344                  $  3,158,826                  $  3,054,395
5/31/2000                           $  3,107,801                  $  3,178,095                  $  3,060,504
6/30/2000                           $  3,134,528                  $  3,191,761                  $  3,107,329
7/31/2000                           $  3,146,752                  $  3,206,124                  $  3,127,838
8/31/2000                           $  3,159,339                  $  3,222,795                  $  3,160,680
9/30/2000                           $  3,171,977                  $  3,239,876                  $  3,189,442
10/31/2000                          $  3,185,299                  $  3,256,724                  $  3,197,735
11/30/2000                          $  3,197,722                  $  3,274,636                  $  3,234,829
12/31/2000                          $  3,226,821                  $  3,292,646                  $  3,283,675
1/31/2001                           $  3,239,406                  $  3,314,378                  $  3,331,616
2/28/2001                           $  3,250,420                  $  3,326,972                  $  3,361,268
3/31/2001                           $  3,278,373                  $  3,342,276                  $  3,384,460
4/30/2001                           $  3,273,128                  $  3,356,982                  $  3,380,399
5/31/2001                           $  3,300,622                  $  3,370,074                  $  3,398,653
6/30/2001                           $  3,311,184                  $  3,379,848                  $  3,411,228
7/31/2001                           $  3,321,449                  $  3,391,001                  $  3,473,312
8/31/2001                           $  3,341,045                  $  3,401,852                  $  3,501,794
9/30/2001                           $  3,353,073                  $  3,416,140                  $  3,544,165
10/31/2001                          $  3,364,809                  $  3,425,022                  $  3,589,885
11/30/2001                          $  3,365,145                  $  3,432,557                  $  3,555,422
12/31/2001                          $  3,370,866                  $  3,438,049                  $  3,540,489
1/31/2002                           $  3,387,720                  $  3,443,206                  $  3,557,130
2/28/2002                           $  3,396,867                  $  3,447,683                  $  3,583,097
3/31/2002                           $  3,396,528                  $  3,452,854                  $  3,538,666
4/30/2002                           $  3,412,831                  $  3,458,379                  $  3,582,546
5/31/2002                           $  3,418,974                  $  3,463,912                  $  3,610,848
6/30/2002                           $  3,421,367                  $  3,468,761                  $  3,622,042
7/31/2002                           $  3,424,446                  $  3,473,965                  $  3,646,309
8/31/2002                           $  3,426,844                  $  3,478,828                  $  3,688,242
9/30/2002                           $  3,432,327                  $  3,484,394                  $  3,737,664
10/31/2002                          $  3,431,640                  $  3,489,621                  $  3,728,320
11/30/2002                          $  3,441,249                  $  3,495,204                  $  3,728,320
12/31/2002                          $  3,447,099                  $  3,499,399                  $  3,793,193
1/31/2003                           $  3,459,853                  $  3,502,898                  $  3,795,469
2/28/2003                           $  3,465,043                  $  3,506,051                  $  3,840,255
3/31/2003                           $  3,471,280                  $  3,510,258                  $  3,844,864
4/30/2003                           $  3,477,528                  $  3,513,417                  $  3,869,855
5/31/2003                           $  3,483,788                  $  3,516,930                  $  3,933,321
6/30/2003                           $  3,486,226                  $  3,521,854                  $  3,931,748
7/31/2003                           $  3,474,025                  $  3,524,319                  $  3,843,283
8/31/2003                           $  3,478,888                  $  3,527,139                  $  3,852,123
9/30/2003                           $  3,493,847                  $  3,530,666                  $  3,933,403
10/31/2003                          $  3,491,052                  $  3,533,491                  $  3,903,902
11/30/2003                          $  3,491,751                  $  3,536,317                  $  3,907,806
12/31/2003                          $  3,496,290                  $  3,539,854                  $  3,938,678
1/31/2004                           $  3,500,835                  $  3,542,686                  $  3,959,946
2/29/2004                           $  3,508,537                  $  3,545,165                  $  3,991,230
3/31/2004                           $  3,506,081                  $  3,548,002                  $  4,018,370
4/30/2004                           $  3,503,627                  $  3,550,840                  $  3,945,638
5/31/2004                           $  3,497,670                  $  3,554,036                  $  3,930,644
6/30/2004                           $  3,502,217                  $  3,556,524                  $  3,940,471
7/31/2004                           $  3,507,121                  $  3,560,791                  $  3,966,872
8/31/2004                           $  3,512,031                  $  3,565,064                  $  4,017,251
9/30/2004                           $  3,516,947                  $  3,569,699                  $  4,022,072
10/31/2004                          $  3,522,741                  $  3,574,340                  $  4,043,791

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 4/16/99.

Returns for the Select Shares prior to 5/6/99 (offering date of the Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares.

Returns for the Class A Shares prior to 11/30/01 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Tax Aware Enhanced Income Fund, Merrill Lynch 3-Month U.S. Treasury Bill Index, and Lipper Short-Intermediate Investment Grade Funds Index from April 16, 1999 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks the performance of the 3-Month U.S. Treasury Market. The Lipper Short-Intermediate Investment Grade Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TAX AWARE LARGE CAP GROWTH FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                  FUND FACTS
                                  Fund Inception                          1/1/97
                                  Fiscal Year End                     OCTOBER 31
                                  Net Assets as of 10/31/2004
                                  (In Millions)                           $199.0
                                  Primary Benchmark              RUSSELL 1000(R)
                                                                    GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Large Cap Growth Fund, which seeks long-term capital growth while minimizing taxable capital gain distributions from a portfolio of large cap equity securities, returned -0.2% for the year ended October 31, 2004, which compares with the 3.4% return of the Russell 1000(R) Growth
   Index over the same period.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund lagged the Russell 1000 Growth Index as solid stock picking within the Software & Services, Network Technology and Industrial Cyclicals sectors was offset by difficulties within the Pharmaceutical/Medical Technology, Health Services & Systems and Consumer Cyclicals sectors.

   In Pharmaceuticals, Forest Labs declined after announcing a disappointment in clinical studies for its Alzheimer's treatment. We continue to believe that the company can be successful with its existing drug pipeline. Omnicare, a provider of pharmacy services to long-term care institutions, fell on disappointing earnings and declining margins. We eliminated this position owing to our reduced expectations for the company's growth rate and future profitability. Apollo Group, which offers higher education to working adults through numerous campuses and learning facilities, lagged the consumer cyclicals sector on concerns of a slowdown in enrollment growth, which occurred amidst a buyback of its on-line tracking stock. Apollo Group remains one of the largest overweights in the Fund based on our thesis of continued strong enrollment growth and improving margins in 2005.

   At the stock level, an overweight position in Sepracor spurred results as the company received an approval from the Federal Drug Administration for its new insomnia drug, Estorra. Altera outperformed its Semiconductor peers by nearly 30% for the year as the company's programmable logic technology continued to take share within the industry. Yahoo's stock rose by more than 65% over the last 12 months as operating momentum at the company remained strong on the back of significant growth in both sponsored search and display advertising. A position in Google also added value as the stock was purchased on the IPO market and has continued to garner investor support. Juniper leapt nearly 48% as the company continued to take share within the Network Technology space.

Q: HOW WAS THE FUND MANAGED?

   A: The Fund continued to be managed with a focus on companies with strong business models, high returns on capital and free cash flow, leadership positions in their industries, and quality earnings and/or cash flow growth above 12%.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                               32.7%
Consumer Goods & Services                25.8%
Pharmaceuticals                          15.2%
Finance & Insurance                       7.7%
Industrial Products & Services            6.3%
Health Services & Systems                 5.9%
Telecommunications                        2.7%
Energy                                    2.5%
Short-Term Investments                    1.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1.  Microsoft Corp.                      4.0%

 2.  Johnson & Johnson                    3.7%

 3.  Pfizer, Inc.                         3.7%

 4.  Cisco Systems, Inc.                  2.9%

 5.  Home Depot, Inc.                     2.9%

 6.  Procter & Gamble Co.                 2.7%

 7.  Dell, Inc.                           2.3%

 8.  Wal-Mart Stores, Inc.                2.2%

 9.  The Coca-Cola Co.                    2.2%

10.  Intel Corp.                          2.1%

Top 10 equity holdings comprised 28.7% of the Portfolio's market value of investments ($57,317 in thousands). As of October 31, 2004 the Fund held 99 equity holdings. Portfolio holdings are subject to change at any time.

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                        1 YEAR          3 YEARS           5 YEARS         10 YEARS
                     ----------------------------------------------------------------
SELECT SHARES          (0.21%)          (3.06%)           (9.65%)            7.60%

[CHART]

TEN-YEAR FUND PERFORMANCE (10/31/94 TO 10/31/04)

                JPMORGAN TAX AWARE          RUSSELL 1000      LIPPER LARGE CAP GROWTH
                LARGE CAP GROWTH FUND       GROWTH INDEX      FUNDS INDEX
10/31/94            $  1,000,000            $  1,000,000            $  1,000,000
11/30/94            $    978,100            $    968,000            $    963,100
12/31/94            $  1,002,063            $    984,262            $    970,612
1/31/95             $  1,025,412            $  1,005,227            $    978,183
2/28/95             $  1,071,965            $  1,047,346            $  1,011,832
3/31/95             $  1,100,265            $  1,077,929            $  1,040,568
4/30/95             $  1,116,439            $  1,101,535            $  1,068,976
5/31/95             $  1,146,360            $  1,139,979            $  1,104,359
6/30/95             $  1,182,241            $  1,183,982            $  1,160,792
7/31/95             $  1,215,816            $  1,233,236            $  1,223,939
8/31/95             $  1,230,892            $  1,234,592            $  1,230,793
9/30/95             $  1,273,604            $  1,291,507            $  1,276,455
10/31/95            $  1,261,760            $  1,292,411            $  1,269,180
11/30/95            $  1,331,535            $  1,342,686            $  1,309,159
12/31/95            $  1,334,731            $  1,350,339            $  1,309,682
1/31/96             $  1,358,089            $  1,395,576            $  1,348,187
2/29/96             $  1,378,324            $  1,421,115            $  1,378,521
3/31/96             $  1,386,594            $  1,422,962            $  1,379,211
4/30/96             $  1,401,569            $  1,460,386            $  1,412,036
5/31/96             $  1,418,388            $  1,511,353            $  1,453,691
6/30/96             $  1,422,501            $  1,513,469            $  1,440,608
7/31/96             $  1,332,742            $  1,424,780            $  1,363,535
8/31/96             $  1,363,261            $  1,461,539            $  1,404,441
9/30/96             $  1,439,331            $  1,567,939            $  1,502,190
10/31/96            $  1,452,285            $  1,577,347            $  1,520,968
11/30/96            $  1,571,663            $  1,695,806            $  1,619,374
12/31/96            $  1,527,657            $  1,662,568            $  1,579,214
1/31/97             $  1,564,473            $  1,779,114            $  1,679,336
2/28/97             $  1,547,264            $  1,767,016            $  1,655,154
3/31/97             $  1,491,872            $  1,671,420            $  1,570,410
4/30/97             $  1,593,916            $  1,782,403            $  1,656,625
5/31/97             $  1,714,257            $  1,911,092            $  1,769,110
6/30/97             $  1,798,427            $  1,987,536            $  1,843,236
7/31/97             $  1,977,730            $  2,163,234            $  2,019,449
8/31/97             $  1,873,108            $  2,036,685            $  1,909,389
9/30/97             $  1,965,639            $  2,136,890            $  2,014,787
10/31/97            $  1,914,336            $  2,057,825            $  1,944,874
11/30/97            $  1,984,018            $  2,145,283            $  1,988,050
12/31/97            $  2,029,650            $  2,169,310            $  2,015,088
1/31/98             $  2,059,080            $  2,234,172            $  2,050,755
2/28/98             $  2,232,867            $  2,402,182            $  2,207,433
3/31/98             $  2,327,987            $  2,498,029            $  2,310,078
4/30/98             $  2,398,292            $  2,532,502            $  2,348,888
5/31/98             $  2,329,701            $  2,460,579            $  2,296,272
6/30/98             $  2,470,182            $  2,611,412            $  2,427,619
7/31/98             $  2,443,998            $  2,594,177            $  2,426,405
8/31/98             $  2,097,195            $  2,204,791            $  2,030,173
9/30/98             $  2,269,584            $  2,374,119            $  2,177,767
10/31/98            $  2,471,804            $  2,564,998            $  2,318,233
11/30/98            $  2,623,078            $  2,760,194            $  2,477,496
12/31/98            $  2,858,893            $  3,009,164            $  2,750,020
1/31/99             $  3,063,304            $  3,185,802            $  2,928,496
2/28/99             $  2,957,620            $  3,040,210            $  2,808,135
3/31/99             $  3,146,020            $  3,200,430            $  2,967,637
4/30/99             $  3,191,638            $  3,204,590            $  2,977,727
5/31/99             $  3,090,782            $  3,106,209            $  2,879,165
6/30/99             $  3,321,354            $  3,323,644            $  3,079,266
7/31/99             $  3,258,581            $  3,217,952            $  2,982,578
8/31/99             $  3,308,763            $  3,270,405            $  2,983,174
9/30/99             $  3,285,601            $  3,201,726            $  2,953,044
10/31/99            $  3,455,467            $  3,443,456            $  3,179,542
11/30/99            $  3,590,921            $  3,629,059            $  3,336,612
12/31/99            $  3,926,313            $  4,006,481            $  3,707,309
1/31/2000           $  3,728,427            $  3,818,577            $  3,558,646
2/29/2000           $  3,946,167            $  4,005,305            $  3,745,831
3/31/2000           $  4,167,942            $  4,292,085            $  4,008,788
4/30/2000           $  3,953,293            $  4,087,782            $  3,698,508
5/31/2000           $  3,620,030            $  3,881,758            $  3,485,474
6/30/2000           $  3,955,969            $  4,175,995            $  3,715,864
7/31/2000           $  3,839,664            $  4,001,856            $  3,640,432
8/31/2000           $  4,118,807            $  4,364,024            $  3,955,329
9/30/2000           $  3,604,368            $  3,951,187            $  3,653,538
10/31/2000          $  3,424,150            $  3,764,296            $  3,460,266
11/30/2000          $  3,019,073            $  3,209,439            $  2,995,898
12/31/2000          $  2,955,974            $  3,108,021            $  2,977,323
1/31/2001           $  3,104,069            $  3,322,785            $  3,063,963
2/28/2001           $  2,679,122            $  2,758,576            $  2,589,662
3/31/2001           $  2,428,356            $  2,458,443            $  2,320,596
4/30/2001           $  2,716,359            $  2,769,436            $  2,569,828
5/31/2001           $  2,681,046            $  2,728,725            $  2,550,297
6/30/2001           $  2,643,243            $  2,665,419            $  2,476,849
7/31/2001           $  2,601,216            $  2,598,783            $  2,388,178
8/31/2001           $  2,410,807            $  2,386,203            $  2,206,676
9/30/2001           $  2,166,351            $  2,148,060            $  1,984,684
10/31/2001          $  2,283,984            $  2,260,833            $  2,067,049
11/30/2001          $  2,431,529            $  2,478,099            $  2,256,391
12/31/2001          $  2,437,122            $  2,473,391            $  2,266,770
1/31/2002           $  2,414,944            $  2,429,612            $  2,215,541
2/28/2002           $  2,345,877            $  2,328,783            $  2,123,818
3/31/2002           $  2,388,571            $  2,409,359            $  2,209,195
4/30/2002           $  2,171,211            $  2,212,755            $  2,062,063
5/31/2002           $  2,135,386            $  2,159,206            $  2,024,533
6/30/2002           $  1,936,796            $  1,959,480            $  1,859,736
7/31/2002           $  1,846,347            $  1,851,708            $  1,719,698
8/31/2002           $  1,863,888            $  1,857,263            $  1,729,156
9/30/2002           $  1,659,605            $  1,664,665            $  1,561,601
10/31/2002          $  1,831,707            $  1,817,315            $  1,681,844
11/30/2002          $  1,925,856            $  1,915,995            $  1,751,473
12/31/2002          $  1,778,336            $  1,783,600            $  1,629,395
1/31/2003           $  1,730,498            $  1,740,258            $  1,591,756
2/28/2003           $  1,726,345            $  1,732,253            $  1,574,724
3/31/2003           $  1,770,540            $  1,764,473            $  1,604,329
4/30/2003           $  1,898,727            $  1,894,868            $  1,721,766
5/31/2003           $  1,966,321            $  1,989,422            $  1,806,132
6/30/2003           $  1,976,153            $  2,016,876            $  1,821,123
7/31/2003           $  2,012,712            $  2,067,096            $  1,873,936
8/31/2003           $  2,029,619            $  2,118,567            $  1,920,035
9/30/2003           $  2,003,437            $  2,095,898            $  1,879,138
10/31/2003          $  2,085,177            $  2,213,687            $  1,993,202
11/30/2003          $  2,089,347            $  2,236,931            $  2,012,137
12/31/2003          $  2,156,206            $  2,314,329            $  2,068,879
1/31/2004           $  2,167,418            $  2,361,541            $  2,108,602
2/29/2004           $  2,180,206            $  2,376,655            $  2,117,669
3/31/2004           $  2,158,404            $  2,332,687            $  2,093,951
4/30/2004           $  2,116,099            $  2,305,628            $  2,047,046
5/31/2004           $  2,166,886            $  2,348,512            $  2,084,098
6/30/2004           $  2,195,055            $  2,377,869            $  2,113,901
7/31/2004           $  2,039,865            $  2,243,519            $  1,988,969
8/31/2004           $  2,027,218            $  2,232,526            $  1,974,847
9/30/2004           $  2,048,301            $  2,253,735            $  2,021,059
10/31/2004          $  2,080,053            $  2,288,893            $  2,045,514

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Aware Large Cap Growth Fund, Russell 1000(R) Growth Index, and Lipper Large Cap Growth Funds Index from October 31, 1994 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TAX AWARE LARGE CAP VALUE FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                   FUND FACTS
                                   Fund Inception                         1/1/97
                                   Fiscal Year End                    OCTOBER 31
                                   Net Assets as of 10/31/2004
                                   (In Millions)                          $538.8
                                   Primary Benchmark             RUSSELL 1000(R)
                                                                     VALUE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Large Cap Value Fund, which seeks to provide income and capital appreciation while minimizing taxable capital gain distributions from a portfolio of large cap equity securities, had a return of 15.1% during the year ended October 31, 2004. This compares to the 15.5% return from the Fund's benchmark, the Russell 1000(R) Value Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund participated in the markets' rally and performed in line with its benchmark in the period, which began with an extension of the equity market rally that we witnessed in most of 2003. Investors focused their attention on strong corporate earnings, robust economic growth, and low interest rates. While economic indicators turned decisively stronger, the upgrade in prospects for growth brought with it the threat of an early end to the Federal Reserve's highly accommodative stance. Surging energy prices, the Fed's uncertain stance, geopolitical tension, slowing company fundamentals, and the uncertainty surrounding the U.S. presidential election restricted the market's upside.

   The Industrial sector was the largest contributor, as the portfolio's holdings benefited from an improved economic outlook and lower interest rates. Amongst the top contributors in the sector was Tyco International Ltd. Despite the negative media attention Tyco has received, it has been a strong turnaround story as the company remains focused on long-term improvements in profit margins, working capital, and free cash flow. With its leaner operations, Tyco should continue to benefit from an improving economy and a pickup in industrial markets and non-residential construction.

   Despite the strong return generated by the Fund, some sectors did lag their benchmark peer group in the period. In particular, an underweight position in the Utilities sector, and stock selection in Financials detracted from the Fund's relative return.

Q: HOW WAS THE FUND MANAGED?

A: We pursue capital appreciation by buying stocks when they are out-of-favor and undervalued, and then selling them when they have returned to favor and achieved their full value. The Fund takes a traditional, disciplined approach to value investing -- uncovering financially strong stocks that are attractively priced and have a short-to-intermediate term "catalyst" for future appreciation. A strong catalyst for appreciation can include a corporate restructuring or enhanced product line.

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                      28.3%
Consumer Goods & Services                20.7%
Industrial Products & Services           17.4%
Energy                                   10.9%
Utilities                                 4.5%
Telecommunications                        4.4%
Technology                                4.1%
Pharmaceuticals                           4.1%
Short-Term Investments                    3.2%
Health Services & Systems                 1.4%
REITs                                     1.0%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1.  General Electric Co.                 4.8%

 2.  Citigroup, Inc.                      4.5%

 3.  Exxon Mobil Corp.                    4.4%

 4.  Bank of America Corp.                3.1%

 5.  Verizon Communications, Inc.         2.8%

 6.  ConocoPhillips                       2.5%

 7.  Goldman Sachs Group, Inc.            2.5%

 8.  Tyco International LTD (Bermuda)     2.4%

 9.  AMBAC Financial Group, Inc.          2.3%

10.  Raytheon Co.                         2.1%

Top 10 equity holdings comprised 31.4% of the Portfolio's market value of investments ($171,491 in thousands). As of October 31, 2004 the Fund held 59 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                             1 YEAR          3 YEARS           5 YEARS         10 YEARS
                          -------------------------------------------------------------
SELECT SHARES                15.12%           6.22%             0.03%            8.49%

[CHART]

TEN-YEAR FUND PERFORMANCE (10/31/94 TO 10/31/04)

                            JPMORGAN TAX AWARE LARGE CAP
                            VALUE FUND (SELECT SHARES)       RUSSELL 1000 VALUE INDEX        LIPPER LARGE CAP VALUE INDEX
10/31/94                          $  1,000,000                     $  1,000,000                       $  1,000,000
11/30/94                          $    956,600                     $    959,600                       $    962,600
12/31/94                          $    964,061                     $    970,635                       $    970,012
1/31/95                           $    967,339                     $  1,000,531                       $    987,375
2/28/95                           $  1,015,610                     $  1,040,052                       $  1,019,169
3/31/95                           $  1,047,601                     $  1,062,829                       $  1,043,221
4/30/95                           $  1,074,734                     $  1,096,414                       $  1,068,258
5/31/95                           $  1,116,864                     $  1,142,574                       $  1,101,054
6/30/95                           $  1,150,593                     $  1,157,998                       $  1,115,698
7/31/95                           $  1,203,520                     $  1,198,297                       $  1,146,268
8/31/95                           $  1,212,306                     $  1,215,193                       $  1,160,367
9/30/95                           $  1,231,582                     $  1,259,183                       $  1,196,455
10/31/95                          $  1,208,428                     $  1,246,717                       $  1,179,465
11/30/95                          $  1,262,445                     $  1,309,925                       $  1,229,120
12/31/95                          $  1,278,225                     $  1,342,804                       $  1,259,480
1/31/96                           $  1,321,813                     $  1,384,700                       $  1,288,322
2/28/96                           $  1,340,318                     $  1,395,224                       $  1,297,727
3/31/96                           $  1,366,186                     $  1,418,942                       $  1,314,078
4/30/96                           $  1,371,514                     $  1,424,334                       $  1,326,167
5/31/96                           $  1,389,344                     $  1,442,138                       $  1,345,795
6/30/96                           $  1,396,985                     $  1,443,292                       $  1,347,813
7/31/96                           $  1,352,841                     $  1,388,736                       $  1,303,740
8/31/96                           $  1,387,067                     $  1,428,454                       $  1,333,204
9/30/96                           $  1,441,024                     $  1,485,306                       $  1,382,266
10/31/96                          $  1,482,382                     $  1,542,787                       $  1,414,888
11/30/96                          $  1,575,327                     $  1,654,639                       $  1,495,678
12/31/96                          $  1,565,718                     $  1,633,460                       $  1,486,106
1/31/97                           $  1,650,423                     $  1,712,683                       $  1,540,497
2/28/97                           $  1,669,898                     $  1,737,859                       $  1,561,756
3/31/97                           $  1,614,290                     $  1,675,296                       $  1,511,155
4/30/97                           $  1,667,723                     $  1,745,659                       $  1,556,187
5/31/97                           $  1,758,781                     $  1,843,241                       $  1,645,824
6/30/97                           $  1,836,343                     $  1,922,316                       $  1,708,036
7/31/97                           $  1,933,486                     $  2,066,874                       $  1,810,860
8/31/97                           $  1,866,587                     $  1,993,294                       $  1,752,912
9/30/97                           $  1,980,076                     $  2,113,689                       $  1,841,785
10/31/97                          $  1,937,900                     $  2,054,717                       $  1,787,821
11/30/97                          $  2,003,014                     $  2,145,535                       $  1,847,176
12/31/97                          $  2,055,292                     $  2,208,185                       $  1,889,846
1/31/98                           $  2,047,688                     $  2,176,829                       $  1,889,090
2/28/98                           $  2,114,852                     $  2,323,329                       $  1,991,101
3/31/98                           $  2,226,304                     $  2,465,517                       $  2,081,298
4/30/98                           $  2,203,151                     $  2,482,036                       $  2,080,257
5/31/98                           $  2,182,001                     $  2,445,302                       $  2,054,670
6/30/98                           $  2,189,201                     $  2,476,602                       $  2,071,313
7/31/98                           $  2,119,147                     $  2,433,013                       $  2,017,873
8/31/98                           $  1,839,843                     $  2,070,981                       $  1,774,517
9/30/98                           $  1,967,712                     $  2,189,855                       $  1,865,728
10/31/98                          $  2,085,382                     $  2,359,569                       $  1,975,992
11/30/98                          $  2,163,583                     $  2,469,525                       $  2,059,577
12/31/98                          $  2,299,240                     $  2,553,489                       $  2,112,302
1/31/99                           $  2,316,254                     $  2,573,917                       $  2,109,556
2/28/99                           $  2,248,388                     $  2,537,625                       $  2,070,529
3/31/99                           $  2,267,050                     $  2,590,153                       $  2,114,217
4/30/99                           $  2,402,166                     $  2,832,074                       $  2,264,327
5/31/99                           $  2,353,162                     $  2,800,921                       $  2,232,626
6/30/99                           $  2,430,346                     $  2,882,148                       $  2,302,954
7/31/99                           $  2,358,164                     $  2,797,701                       $  2,244,689
8/31/99                           $  2,274,685                     $  2,693,906                       $  2,192,388
9/30/99                           $  2,218,273                     $  2,599,619                       $  2,114,777
10/31/99                          $  2,255,762                     $  2,749,357                       $  2,186,045
11/30/99                          $  2,282,831                     $  2,727,912                       $  2,173,803
12/31/99                          $  2,357,936                     $  2,741,006                       $  2,200,758
1/31/2000                         $  2,297,337                     $  2,651,650                       $  2,117,350
2/28/2000                         $  2,238,296                     $  2,454,632                       $  1,998,143
3/31/2000                         $  2,445,114                     $  2,754,097                       $  2,182,971
4/30/2000                         $  2,415,284                     $  2,722,150                       $  2,166,381
5/31/2000                         $  2,373,258                     $  2,750,732                       $  2,199,093
6/30/2000                         $  2,420,011                     $  2,625,024                       $  2,151,812
7/31/2000                         $  2,382,985                     $  2,657,836                       $  2,164,293
8/31/2000                         $  2,511,904                     $  2,805,612                       $  2,291,121
9/30/2000                         $  2,390,077                     $  2,831,424                       $  2,286,080
10/31/2000                        $  2,398,681                     $  2,901,077                       $  2,334,088
11/30/2000                        $  2,272,511                     $  2,793,447                       $  2,251,928
12/31/2000                        $  2,303,417                     $  2,933,399                       $  2,364,749
1/31/2001                         $  2,300,883                     $  2,944,839                       $  2,384,377
2/28/2001                         $  2,141,432                     $  2,862,972                       $  2,304,739
3/31/2001                         $  2,024,081                     $  2,761,909                       $  2,220,385
4/30/2001                         $  2,172,042                     $  2,897,243                       $  2,335,623
5/31/2001                         $  2,177,689                     $  2,962,431                       $  2,376,263
6/30/2001                         $  2,099,292                     $  2,896,665                       $  2,317,332
7/31/2001                         $  2,106,220                     $  2,890,582                       $  2,314,783
8/31/2001                         $  1,979,004                     $  2,774,670                       $  2,238,395
9/30/2001                         $  1,858,285                     $  2,579,333                       $  2,084,169
10/31/2001                        $  1,884,487                     $  2,557,151                       $  2,094,799
11/30/2001                        $  2,004,152                     $  2,705,721                       $  2,202,890
12/31/2001                        $  2,020,185                     $  2,769,576                       $  2,241,661
1/31/2002                         $  1,994,528                     $  2,748,250                       $  2,219,693
2/28/2002                         $  1,993,132                     $  2,752,648                       $  2,223,022
3/31/2002                         $  2,073,655                     $  2,882,848                       $  2,307,275
4/30/2002                         $  1,967,898                     $  2,783,966                       $  2,228,597
5/31/2002                         $  1,984,429                     $  2,797,886                       $  2,230,603
6/30/2002                         $  1,855,838                     $  2,637,287                       $  2,090,744
7/31/2002                         $  1,715,722                     $  2,392,020                       $  1,922,857
8/31/2002                         $  1,741,801                     $  2,410,199                       $  1,937,086
9/30/2002                         $  1,548,113                     $  2,142,185                       $  1,735,436
10/31/2002                        $  1,658,184                     $  2,300,921                       $  1,840,603
11/30/2002                        $  1,737,279                     $  2,445,879                       $  1,946,254
12/31/2002                        $  1,677,169                     $  2,339,728                       $  1,873,464
1/31/2003                         $  1,613,940                     $  2,283,106                       $  1,821,381
2/28/2003                         $  1,568,265                     $  2,222,147                       $  1,776,393
3/31/2003                         $  1,567,481                     $  2,225,925                       $  1,778,880
4/30/2003                         $  1,691,312                     $  2,421,806                       $  1,915,142
5/31/2003                         $  1,793,129                     $  2,578,255                       $  2,030,051
6/30/2003                         $  1,819,847                     $  2,610,483                       $  2,051,367
7/31/2003                         $  1,842,049                     $  2,649,379                       $  2,074,342
8/31/2003                         $  1,868,206                     $  2,690,710                       $  2,105,250
9/30/2003                         $  1,840,743                     $  2,664,341                       $  2,091,144
10/31/2003                        $  1,962,048                     $  2,827,398                       $  2,195,283
11/30/2003                        $  1,991,675                     $  2,865,851                       $  2,222,724
12/31/2003                        $  2,116,753                     $  3,042,387                       $  2,357,644
1/31/2004                         $  2,148,080                     $  3,095,933                       $  2,394,187
2/29/2004                         $  2,200,064                     $  3,162,186                       $  2,439,437
3/31/2004                         $  2,173,443                     $  3,134,359                       $  2,411,872
4/30/2004                         $  2,119,107                     $  3,057,881                       $  2,371,352
5/31/2004                         $  2,141,782                     $  3,089,071                       $  2,386,529
6/30/2004                         $  2,203,893                     $  3,161,973                       $  2,441,181
7/31/2004                         $  2,171,055                     $  3,117,389                       $  2,389,427
8/31/2004                         $  2,187,121                     $  3,161,656                       $  2,413,800
9/30/2004                         $  2,239,393                     $  3,210,662                       $  2,448,558
10/31/2004                        $  2,259,402                     $  3,263,959                       $  2,475,493

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Aware Large Cap Value Fund, Russell 1000(R) Value Index and Lipper Large Cap Value Index from October 31, 1994 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Value Index measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Large Cap Value Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TAX AWARE SHORT-INTERMEDIATE INCOME FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                  FUND FACTS
                                  Fund Inception                        12/20/02
                                  Fiscal Year End                     OCTOBER 31
                                  Net Assets as of 10/31/2004
                                  (In Millions)                           $706.7
                                  Primary Benchmark              LEHMAN 1-5 YEAR
                                                                  MUNICIPAL BOND
                                                                           INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Short-Intermediate Income Fund, which seeks to maximize after-tax income from a portfolio of tax-exempt and taxable securities, returned 2.0% (Institutional shares) for the year ended October 31, 2004. This compares to the 2.2% return from the Fund's benchmark index, the Lehman 1-5 Year Municipal Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Our allocation to the taxable sectors was a drag on performance at a time when municipal securities outperformed taxable issues. Our decision to trade duration also hindered performance, especially during the second quarter, as investors started pricing in a strengthening economy. Contributing positively were our allocations across the yield curve. As the yield curve flattened over the period, we were able to take advantage of positions we acquired when the curve was steeper. The Fund's performance also was helped by our allocations along the credit spectrum as credit fundamentals improved and spreads compressed.

Q: HOW WAS THE FUND MANAGED?

A: Low seasonal supply at the beginning of 2004 was met with strong demand from both retail and institutional buyers. However, in the second half of March, an avalanche of supply overwhelmed demand. We tactically traded our allocation to municipals, averaging about 90% throughout the period.

   Municipal issuance was roughly 10% lower this year than last because of fiscal improvements at the state and local level and because of a reduction in financing activity. Demand from retail investors and from property and casualty companies remained strong. As a result, municipals performed well for most of the period. Over the last year, the ratio (the difference in prices) between three-year AAA general obligation municipal and taxable securities was volatile -- reaching a high of 86% and a low of 71%, for an average of 76%.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

State and Municipal Obligations          85.0%
Corporate Notes and Bonds                 7.7%
Residential Mortgage Backed Securities    3.4%
Commercial Mortgage Backed Securities     2.7%
Other (Less than 1%)                      1.2%

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                          SINCE
                                                      INCEPTION
                                   1 YEAR             (12/20/02)
                                -------------------------------
INSTITUTIONAL SHARES                2.02%               2.38%
                                -------------------------------
SELECT SHARES                       1.86%               2.23%

[CHART]

LIFE OF FUND PERFORMANCE (12/20/02 TO 10/31/04)

                     JPMORGAN TAX AWARE SHORT-INTERMEDIATE                                           LIPPER SHORT-INTERMEDIATE
                     INCOME FUND (INSTITUTIONAL SHARES)      LEHMAN 1-5 YEAR MUNI BOND INDEX         MUNI DEBT FUNDS INDEX
12/20/2002                       $  3,000,000                          $  3,000,000                      $  3,000,000
12/31/2002                       $  3,016,200                          $  3,000,000                      $  3,000,000
1/31/2003                        $  3,011,374                          $  3,008,010                      $  3,000,300
2/28/2003                        $  3,028,539                          $  3,026,509                      $  3,026,703
3/31/2003                        $  3,031,265                          $  3,023,180                      $  3,019,741
4/30/2003                        $  3,045,815                          $  3,031,040                      $  3,033,028
5/31/2003                        $  3,079,014                          $  3,054,682                      $  3,077,310
6/30/2003                        $  3,072,856                          $  3,051,933                      $  3,072,694
7/31/2003                        $  3,021,232                          $  3,024,771                      $  3,020,151
8/31/2003                        $  3,036,338                          $  3,038,080                      $  3,031,326
9/30/2003                        $  3,087,652                          $  3,080,917                      $  3,089,224
10/31/2003                       $  3,072,832                          $  3,067,977                      $  3,080,883
11/30/2003                       $  3,079,285                          $  3,072,272                      $  3,098,444
12/31/2003                       $  3,085,751                          $  3,079,031                      $  3,110,838
1/31/2004                        $  3,098,403                          $  3,089,500                      $  3,123,592
2/29/2004                        $  3,125,669                          $  3,113,907                      $  3,153,891
3/31/2004                        $  3,112,541                          $  3,107,056                      $  3,142,537
4/30/2004                        $  3,071,455                          $  3,075,986                      $  3,095,714
5/31/2004                        $  3,058,862                          $  3,064,912                      $  3,084,879
6/30/2004                        $  3,061,921                          $  3,070,736                      $  3,090,431
7/31/2004                        $  3,087,335                          $  3,091,617                      $  3,113,610
8/31/2004                        $  3,119,443                          $  3,123,460                      $  3,151,907
9/30/2004                        $  3,123,499                          $  3,126,271                      $  3,159,156
10/31/2004                       $  3,134,370                          $  3,134,712                      $  3,171,161

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 12/20/02.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Tax Aware Short-Intermediate Income Fund, Lehman 1-5 Year Municipal Bond Index, and Lipper Short-Intermediate Municipal Debt Funds Index from December 20, 2002 to October 31, 2004.

The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman 1-5 Year Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 5 years. The Lipper Short-Intermediate Municipal Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distribution or redemption of fund shares.

JPMORGAN TAX AWARE U.S. EQUITY FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                FUND FACTS
                                Fund Inception                          12/18/96
                                Fiscal Year End                       OCTOBER 31
                                Net Assets as of 10/31/2004
                                (In Millions)                           $1,008.3
                                Primary Benchmark                  S&P 500 INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware U.S. Equity Fund, which seeks to provide high after-tax total return from a portfolio of selected equity securities, rose 9.5% (Select Shares) in the year ended October 31, 2004. This compares to an increase of 9.4% by the S&P 500 Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The 12-month period began with an extension of the equity market rally that we witnessed in most of 2003. Investors focused their attention on strong corporate earnings, robust economic growth, and low interest rates. While economic indicators turned decisively stronger, the upgrade in prospects for growth brought with it the threat of an early end to the Federal Reserve's highly accommodative stance. Along with the uncertainty of the Fed's stance, came the uncertainty of the geopolitical situation and the election here at home, the rising price of oil, and slowing company fundamentals. Collectively, these factors restricted the market's upside.

   The Fund participated in the market's advance and performed inline with its benchmark. Stock selection was strongest in the industrial sector where the portfolio manager added value against the benchmark. Among the top contributors in the sector was previously battered Tyco International. Tyco continues to be a top contributor in our portfolio and has benefited from corporate restructuring, new management, and increased economic activity. ChevronTexaco was the top performer of the portfolio. The company advanced due to the rising cost of oil, and the discovery of deepwater oil in the Gulf of Mexico.

   Despite the strong return generated by the Fund, some sectors did lag their benchmark peer group in the period. In particular, stock selection in Consumer Discretionary and Telecommunications detracted from the Fund's relative return.

Q: HOW WAS THE FUND MANAGED?

A: The Fund seeks capital appreciation while minimizing capital gains distributions. The portfolio combines active investment management with tax-efficient investing. Volatility is managed by keeping sector allocation in line with the S&P 500.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                22.2%
Finance & Insurance                      19.6%
Technology                               17.3%
Industrial Products & Services           13.6%
Pharmaceuticals                          10.2%
Energy                                    8.1%
Health Services & Systems                 3.5%
Telecommunications                        2.0%
Short-Term Investments                    1.9%
Utilities                                 1.6%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1.  General Electric Co.                 4.6%

 2.  Microsoft Corp.                      3.8%

 3.  Citigroup, Inc.                      3.6%

 4.  Tyco International LTD (Bermuda)     3.5%

 5.  Freddie Mac                          3.2%

 6.  Bank of America Corp.                3.2%

 7.  Johnson & Johnson                    2.9%

 8.  Pfizer, Inc.                         2.9%

 9.  ChevronTexaco Corp.                  2.8%

10.  Altria Group, Inc.                   2.5%

Top 10 equity holdings comprised 33.0% of the Portfolio's market value of investments ($333,560 in thousands). As of October 31, 2004 the Fund held 60 equity holdings. Portfolio holdings are subject to change at any time.

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                                                    SINCE
                                                                                                INCEPTION
                                               1 YEAR          3 YEARS           5 YEARS       (12/18/96)
                                               -----------------------------------------------------------
CLASS A SHARES
        Without Sales Charge                    9.15%            1.82%           (2.38%)            6.86%
          With Sales Charge*                    2.87%           (0.17%)          (3.53%)            6.06%
                                               -----------------------------------------------------------
CLASS B SHARES
                Without CDSC                    8.62%            1.31%           (2.82%)            6.55%
                 With CDSC**                    3.62%            0.33%           (3.21%)            6.55%
                                               -----------------------------------------------------------
CLASS C SHARES
                Without CDSC                    8.66%            1.31%           (2.84%)            6.54%
                With CDSC***                    7.66%            1.31%           (2.84%)            6.54%
                                               -----------------------------------------------------------
INSTITUTIONAL SHARES                            9.50%            2.24%           (2.24%)            6.96%
                                               -----------------------------------------------------------
SELECT SHARES                                   9.46%            2.08%           (2.27%)            6.94%

  *  Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.
***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (12/18/96 TO 10/31/04)

                           JPMORGAN TAX AWARE
                           U.S. EQUITY FUND (SELECT SHARES)       S&P 500 INDEX    LIPPER LARGE-CAP CORE FUNDS INDEX
12/18/96                          $  1,000,000                    $  1,000,000                $  1,000,000
12/31/96                          $  1,011,100                    $  1,000,000                $  1,000,000
1/31/97                           $  1,082,180                    $  1,062,500                $  1,054,700
2/28/97                           $  1,085,210                    $  1,070,788                $  1,053,434
3/31/97                           $  1,042,128                    $  1,026,778                $  1,008,347
4/30/97                           $  1,090,170                    $  1,088,077                $  1,064,210
5/31/97                           $  1,157,215                    $  1,154,341                $  1,128,807
6/30/97                           $  1,202,231                    $  1,206,055                $  1,177,798
7/31/97                           $  1,321,372                    $  1,302,057                $  1,270,844
8/31/97                           $  1,257,285                    $  1,229,142                $  1,206,158
9/30/97                           $  1,311,349                    $  1,296,499                $  1,268,275
10/31/97                          $  1,258,239                    $  1,253,196                $  1,229,212
11/30/97                          $  1,304,290                    $  1,311,219                $  1,269,407
12/31/97                          $  1,317,464                    $  1,333,772                $  1,292,510
1/31/98                           $  1,338,543                    $  1,348,577                $  1,305,306
2/28/98                           $  1,427,021                    $  1,445,809                $  1,397,852
3/31/98                           $  1,495,375                    $  1,519,834                $  1,467,046
4/30/98                           $  1,527,526                    $  1,535,185                $  1,481,863
5/31/98                           $  1,505,377                    $  1,508,780                $  1,456,523
6/30/98                           $  1,558,667                    $  1,570,036                $  1,525,708
7/31/98                           $  1,544,483                    $  1,553,394                $  1,513,350
8/31/98                           $  1,326,865                    $  1,328,773                $  1,286,802
9/30/98                           $  1,420,542                    $  1,413,947                $  1,350,756
10/31/98                          $  1,532,339                    $  1,528,901                $  1,452,062
11/30/98                          $  1,641,288                    $  1,621,553                $  1,538,460
12/31/98                          $  1,727,784                    $  1,714,954                $  1,640,614
1/31/99                           $  1,783,419                    $  1,786,639                $  1,698,035
2/28/99                           $  1,720,821                    $  1,731,075                $  1,645,566
3/31/99                           $  1,801,699                    $  1,800,318                $  1,711,718
4/30/99                           $  1,889,622                    $  1,869,990                $  1,757,592
5/31/99                           $  1,842,004                    $  1,825,858                $  1,711,015
6/30/99                           $  1,949,208                    $  1,927,193                $  1,806,490
7/31/99                           $  1,884,495                    $  1,867,065                $  1,753,560
8/31/99                           $  1,858,112                    $  1,857,730                $  1,735,674
9/30/99                           $  1,801,439                    $  1,806,828                $  1,688,637
10/31/99                          $  1,900,699                    $  1,921,200                $  1,792,150
11/30/99                          $  1,952,398                    $  1,960,200                $  1,836,058
12/31/99                          $  2,044,160                    $  2,075,656                $  1,958,156
1/31/2000                         $  2,007,570                    $  1,971,458                $  1,879,046
2/29/2000                         $  1,997,331                    $  1,934,198                $  1,878,483
3/31/2000                         $  2,180,287                    $  2,123,362                $  2,041,723
4/30/2000                         $  2,055,356                    $  2,059,449                $  1,974,959
5/31/2000                         $  1,992,257                    $  2,017,230                $  1,924,597
6/30/2000                         $  2,045,052                    $  2,066,854                $  1,995,037
7/31/2000                         $  2,055,277                    $  2,034,611                $  1,963,915
8/31/2000                         $  2,174,483                    $  2,160,960                $  2,099,425
9/30/2000                         $  2,086,851                    $  2,046,862                $  1,987,735
10/31/2000                        $  2,089,982                    $  2,038,265                $  1,964,678
11/30/2000                        $  1,935,114                    $  1,877,650                $  1,791,786
12/31/2000                        $  1,938,791                    $  1,886,850                $  1,813,646
1/31/2001                         $  2,005,097                    $  1,953,833                $  1,864,972
2/28/2001                         $  1,813,210                    $  1,775,644                $  1,691,343
3/31/2001                         $  1,686,647                    $  1,663,068                $  1,587,495
4/30/2001                         $  1,818,375                    $  1,792,288                $  1,708,144
5/31/2001                         $  1,833,649                    $  1,804,297                $  1,717,710
6/30/2001                         $  1,788,725                    $  1,760,452                $  1,672,019
7/31/2001                         $  1,777,456                    $  1,743,200                $  1,647,775
8/31/2001                         $  1,676,318                    $  1,634,075                $  1,550,721
9/30/2001                         $  1,559,814                    $  1,502,206                $  1,433,021
10/31/2001                        $  1,593,506                    $  1,530,898                $  1,466,840
11/30/2001                        $  1,717,162                    $  1,648,318                $  1,562,918
12/31/2001                        $  1,731,930                    $  1,662,823                $  1,580,579
1/31/2002                         $  1,674,430                    $  1,638,546                $  1,555,606
2/28/2002                         $  1,634,411                    $  1,606,922                $  1,529,472
3/31/2002                         $  1,701,258                    $  1,667,342                $  1,581,474
4/30/2002                         $  1,578,087                    $  1,566,301                $  1,498,763
5/31/2002                         $  1,576,036                    $  1,554,710                $  1,487,822
6/30/2002                         $  1,466,186                    $  1,444,015                $  1,385,013
7/31/2002                         $  1,358,275                    $  1,331,382                $  1,282,107
8/31/2002                         $  1,374,710                    $  1,340,169                $  1,292,620
9/30/2002                         $  1,222,255                    $  1,194,493                $  1,167,107
10/31/2002                        $  1,327,368                    $  1,299,608                $  1,257,791
11/30/2002                        $  1,399,445                    $  1,376,155                $  1,314,014
12/31/2002                        $  1,322,335                    $  1,295,375                $  1,244,766
1/31/2003                         $  1,282,004                    $  1,261,436                $  1,212,153
2/28/2003                         $  1,264,441                    $  1,242,514                $  1,196,031
3/31/2003                         $  1,272,154                    $  1,254,567                $  1,206,078
4/30/2003                         $  1,374,689                    $  1,357,943                $  1,294,966
5/31/2003                         $  1,432,701                    $  1,429,506                $  1,357,772
6/30/2003                         $  1,444,306                    $  1,447,804                $  1,371,214
7/31/2003                         $  1,465,104                    $  1,473,285                $  1,392,879
8/31/2003                         $  1,485,908                    $  1,502,015                $  1,419,761
9/30/2003                         $  1,467,335                    $  1,486,093                $  1,401,446
10/31/2003                        $  1,548,331                    $  1,570,206                $  1,469,977
11/30/2003                        $  1,562,886                    $  1,584,024                $  1,482,325
12/31/2003                        $  1,649,939                    $  1,667,027                $  1,553,625
1/31/2004                         $  1,670,728                    $  1,697,533                $  1,575,531
2/29/2004                         $  1,693,617                    $  1,721,129                $  1,594,122
3/31/2004                         $  1,668,382                    $  1,695,140                $  1,569,094
4/30/2004                         $  1,644,357                    $  1,668,526                $  1,544,773
5/31/2004                         $  1,657,841                    $  1,691,385                $  1,560,530
6/30/2004                         $  1,698,790                    $  1,724,198                $  1,588,464
7/31/2004                         $  1,653,772                    $  1,667,127                $  1,532,232
8/31/2004                         $  1,662,206                    $  1,673,796                $  1,533,151
9/30/2004                         $  1,680,158                    $  1,691,873                $  1,550,783
10/31/2004                        $  1,695,450                    $  1,717,758                $  1,571,718

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 12/18/96.

Returns for the Institutional Shares prior to 9/15/00 (offering date of the Institutional Shares) are calculated using the historical expenses of the Select Shares, which are higher than the expenses of the Institutional Shares.

Returns for the Class A, B, and C Shares prior to 4/16/01 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Aware U.S. Equity Fund, S&P 500 Index, and Lipper Large-Cap Core Funds Index from December 18, 1996 to October 31, 2004. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS          AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.0%

          COMMON STOCKS -- 97.0%

          AUSTRALIA -- 1.4%
    264   News Corp., LTD ++                                             $    2,066
    338   Southern Pacific Petroleum NL* +                                        0
          -------------------------------------------------------------------------
                                                                              2,066
          -------------------------------------------------------------------------

          BRAZIL -- 1.3%
     57   Petroleo Brasileiro SA, ADR +                                       1,867

          FRANCE -- 13.0%
     98   AXA (f) +                                                           2,109
     46   BNP Paribas (f) +                                                   3,143
     41   Peugeot SA (f) +                                                    2,513
     19   Sanofi-Aventis (f) +                                                1,415
      4   Technip SA (f) +                                                      642
     82   Thomson SA (f) +                                                    1,870
     24   Total SA (f) +                                                      5,051
     64   Veolia Environnement (f) +                                          1,931
          -------------------------------------------------------------------------
                                                                             18,674
          -------------------------------------------------------------------------

          GERMANY -- 5.2%
     18   BASF AG (f) +                                                       1,139
     73   Bayer AG (f) +                                                      2,065
     88   Bayerische Hypo-und Vereinsbank AG* (f) +                           1,722
     10   E.ON AG (f)                                                           850
     27   Schering AG (f) +                                                   1,741
          -------------------------------------------------------------------------
                                                                              7,517
          -------------------------------------------------------------------------

          HONG KONG -- 4.5%
    873   Cathay Pacific Airways LTD (f) +                                    1,513
      1   Hutchison Telecommunications International LTD* (f)                     1
     85   Hutchison Whampoa LTD (f) +                                           653
    276   Sun Hung Kai Properties LTD (f) +                                   2,554
    516   Wharf Holdings LTD (f) +                                            1,700
          -------------------------------------------------------------------------
                                                                              6,421
          -------------------------------------------------------------------------

          INDIA -- 2.1%
    120   Reliance Industries LTD, GDR, # +                                   2,973

          INDONESIA -- 0.4%
     29   Telekomunikasi Indonesia TBK PT, ADR +                                552

          IRELAND -- 1.2%
     74   CRH PLC (f) +                                                  $    1,765

          ITALY -- 0.4%
     23   ENI-Ente Nazionale Idrocarburi SPA (f) +                              522

          JAPAN -- 18.4%
     18   Canon, Inc. (f) +                                                     873
    343   Daiwa Securities Group, Inc. (f) +                                  2,101
    275   Fujitsu LTD (f) +                                                   1,632
     17   Honda Motor Co., LTD (f) +                                            839
    451   Itochu Corp.* (f) +                                                 1,932
      0^^ Japan Tobacco, Inc. (f) +                                           1,167
     57   JFE Holdings, Inc. (f) +                                            1,537
    165   Kubota Corp. (f) +                                                    751
      8   Kyocera Corp. (f) +                                                   593
    203   Mitsui Chemicals, Inc. (f) +                                          990
      7   NEC Electronics Corp. (f) +                                           356
     16   Nintendo Co., LTD (f) +                                             1,788
      1   Nippon Telegraph & Telephone Corp. (f) +                            2,822
     50   Ricoh Co., LTD (f) +                                                  932
      9   Rohm Co., LTD (f) +                                                   921
     47   Sony Corp. (f) +                                                    1,633
     42   Suzuki Motor Corp. (f) +                                              746
     43   Tokyo Electric Power Co. +                                            970
     36   Toyota Motor Corp. (f) +                                            1,378
      1   UFJ Holdings, Inc.* (f) +                                           2,420
          -------------------------------------------------------------------------
                                                                             26,381
          -------------------------------------------------------------------------

          NORWAY -- 0.7%
     65   Statoil ASA (f) +                                                     948

          SINGAPORE -- 1.6%
    123   DBS Group Holdings LTD (f) +                                        1,154
    823   Singapore Telecommunications LTD (f) +                              1,197
          -------------------------------------------------------------------------
                                                                              2,351
          -------------------------------------------------------------------------

          SOUTH KOREA -- 2.7%
     57   Kookmin Bank, ADR* +                                                1,926
     43   POSCO, ADR +                                                        1,596
      2   Samsung Electronics Co., LTD, GDR, # +                                317
          -------------------------------------------------------------------------
                                                                              3,839
          -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          SPAIN -- 1.9%
     61   Iberdrola SA (f) +                                             $    1,327
     57   Industria de Diseno Textil, SA (f) +                                1,451
          -------------------------------------------------------------------------
                                                                              2,778
          -------------------------------------------------------------------------

          SWEDEN -- 1.6%
     38   Atlas Copco AB, Class A (f) +                                       1,567
     19   SKF AB, Ser. B (f) +                                                  718
          -------------------------------------------------------------------------
                                                                              2,285
          -------------------------------------------------------------------------

          SWITZERLAND -- 8.4%
    408   ABB LTD* (f) +                                                      2,352
     98   Compagnie Financiere Richemont AG, Class A (f) +                    2,780
     25   Roche Holding AG +                                                  2,509
     13   Synthes, Inc.* (f) +                                                1,345
     30   UBS AG (f) +                                                        2,200
      6   Zurich Financial Services AG* (f) +                                   888
          -------------------------------------------------------------------------
                                                                             12,074
          -------------------------------------------------------------------------

          TAIWAN -- 1.5%
     47   Hon Hai Precision Industry Co., GDR +                                 356
    532   United Microelectronics Corp., ADR* +                               1,860
          -------------------------------------------------------------------------
                                                                              2,216
          -------------------------------------------------------------------------

          THE NETHERLANDS -- 5.1%
    100   ING Groep NV (f) +                                                  2,667
    372   Koninklijke KPN NV +                                                2,976
     52   Koninklijke Philips Electronics NV (f) +                            1,244
     37   Koninklijke Wessanen NV (f) +                                         479
          -------------------------------------------------------------------------
                                                                              7,366
          -------------------------------------------------------------------------

          UNITED KINGDOM -- 25.6%
     62   AstraZeneca PLC (f) +                                               2,520
    118   BBA Group PLC (f) +                                                   571
    200   BP PLC (f) +                                                        1,938
     35   British American Tobacco PLC (f) +                                    524
    115   British Sky Broadcasting PLC (f) +                                  1,069
    238   Cadbury Schweppes PLC +                                             1,980
    181   Centrica PLC (f) +                                                    799
    306   HSBC Holdings PLC (f) +                                             4,941
     38   Imperial Tobacco Group PLC (f) +                                      896
    130   Intercontinental Hotels Group PLC (f) +                             1,588
    131   Rank Group PLC (f) +                                           $      688
    104   Reckitt Benckiser PLC (f) +                                         2,851
    195   Royal Bank of Scotland Group PLC (f) +                              5,726
     60   SABMiller PLC (f) +                                                   867
    153   Scottish Power PLC (f) +                                            1,233
    600   Tesco PLC (f) +                                                     3,159
  2,077   Vodafone Group PLC (f) +                                            5,331
          -------------------------------------------------------------------------
                                                                             36,681
          -------------------------------------------------------------------------
          Total Common Stocks                                               139,276
          (Cost $117,650)
          -------------------------------------------------------------------------

PRINCIPAL
AMOUNT
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.3%

          U.S. TREASURY SECURITY -- 0.3%
$   470   U.S. Treasury Bill, 1.63%, 12/16/04 @                                 469
          (Cost $469)
          -------------------------------------------------------------------------
          TOTAL INVESTMENTS -- 97.3%                                     $  139,745
          (COST $118,119)
          OTHER ASSETS IN EXCESS OF
          LIABILITIES -- 2.7%                                                 3,831
          -------------------------------------------------------------------------
          NET ASSETS -- 100.0%                                           $  143,576
          -------------------------------------------------------------------------

          Percentages indicated are based on net assets of $143,576.

SEE NOTES TO FINANCIAL STATEMENTS.

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                                               PERCENTAGE
---------------------------------------------------------------------------------
Banking                                                                  16.2%
Telecommunications                                                        9.0
Oil & Gas                                                                 7.2
Electronics/Electrical Equipment                                          6.7
Pharmaceuticals                                                           5.7
Retailing                                                                 5.1
Chemicals                                                                 5.0
Utilities                                                                 5.0
Insurance                                                                 3.9
Automotive                                                                3.8
Consumer Products                                                         3.8
Real Estate                                                               3.0
Food/Beverage Products                                                    2.3
Steel                                                                     2.2
Machinery & Engineering Equipment                                         1.6
Financial Services                                                        1.5
Multi-Media                                                               1.4
Distribution                                                              1.3
Office/Business Equipment                                                 1.3
Toys & Games                                                              1.2
Construction Materials                                                    1.2
Computers/Computer Hardware                                               1.1
Hotels/Other Lodging                                                      1.1
Airlines                                                                  1.1
Other (less than 1%)                                                      5.6
---------------------------------------------------------------------------------
Total                                                                    97.3%
---------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

-------------------------------------------------------------------------------------------------------
                                                                       NOTIONAL        UNREALIZED
NUMBER OF                                                              VALUE AT      APPRECIATION/
CONTRACTS    DESCRIPTION                  EXPIRATION DATE        10/31/04 (USD)     (DEPRECIATION)(USD)
-------------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
         25  DJ Euro Stoxx                December, 2004         $          896     $           14
          5  FTSE 100 Index               December, 2004                    425               ( - )^
          4  Topix Index                  December, 2004                    407                (10)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

---------------------------------------------------------------------------------------------------------------
                                                                                                 NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
         CONTRACTS TO BUY                       DATE         VALUE (USD)  10/31/04 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
  6,496                   AUD                11/8/04           $  4,638         $  4,850               $   212
  4,400                   CHF                11/8/04              3,528            3,663                   135
 15,172                   EUR                11/8/04             18,619           19,300                   681
    570                   EUR for
 78,116                   JPY                11/8/04                736~             725~                 (11)
    980                   GBP                11/8/04              1,752            1,795                    43
710,271                   JPY                11/8/04              6,465            6,691                   226
 78,903                   JPY for
    580                   EUR                11/8/04                737~             743~                    6
  4,901                   SEK                11/8/04                648              689                    41
  1,160                   SGD                11/8/04                679              697                    18
--------------------------------------------------------------------------------------------------------------
                                                               $ 37,802         $ 39,153               $ 1,351
--------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
         CONTRACTS TO SELL                      DATE        VALUE (USD)   10/31/04 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
    963                   AUD                11/8/04           $    710         $    719              $    (9)
  7,633                   CHF                11/8/04              6,099            6,354                 (255)
  7,728                   EUR                11/8/04              9,436            9,830                 (394)
    620                   EUR                 2/7/05                790              789                     1
  2,780                   GBP                11/8/04              5,045            5,091                  (46)
 36,516                   HKD                11/8/04              4,692            4,693                   (1)
425,149                   JPY                11/8/04              3,858            4,005                 (147)
  4,917                   NOK                11/8/04                723              769                  (46)
  6,068                   SEK                11/8/04                808              853                  (45)
  4,090                   SGD                11/8/04              2,378            2,457                  (79)
---------------------------------------------------------------------------------------------------------------
                                                               $ 34,539         $ 35,560              $(1,021)
---------------------------------------------------------------------------------------------------------------

~ For cross-currency exchange contracts, the settlement value is the market value at 10/31/04 of the currency being sold, and the value at 10/31/04 is the market value at 10/31/04 of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND

PORTFOLIO OF INVESTMENTS             AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.8%

          COMMON STOCKS -- 99.8%

          AEROSPACE -- 2.3%
      2   General Dynamics Corp.                                         $      174
     17   Lockheed Martin Corp.                                                 937
     16   Northrop Grumman Corp.                                                828
     20   Raytheon Co.                                                          732
     20   United Technologies Corp.                                           1,882
          -------------------------------------------------------------------------
                                                                              4,553
          -------------------------------------------------------------------------

          APPAREL -- 1.1%
     22   Jones Apparel Group, Inc.                                             788
     19   Nike, Inc., Class B                                                 1,512
          -------------------------------------------------------------------------
                                                                              2,300
          -------------------------------------------------------------------------

          AUTOMOTIVE -- 1.3%
     51   Ford Motor Co.                                                        663
     21   General Motors Corp.                                                  795
      5   Harley-Davidson, Inc.                                                 284
      9   Johnson Controls, Inc.                                                510
      6   Lear Corp.                                                            334
          -------------------------------------------------------------------------
                                                                              2,586
          -------------------------------------------------------------------------

          BANKING -- 6.8%
     76   Bank of America Corp.                                               3,422
     10   Compass Bancshares, Inc.                                              463
     12   KeyCorp                                                               400
     29   Mellon Financial Corp.                                                846
      8   National City Corp.                                                   296
     29   North Fork Bancorporation, Inc.                                     1,269
      4   PNC Financial Services Group, Inc.                                    194
     11   SunTrust Banks, Inc.                                                  786
     49   The Bank of New York Co., Inc.                                      1,581
      9   U.S. Bancorp                                                          268
     42   Wachovia Corp.                                                      2,047
     37   Wells Fargo & Co.                                                   2,216
          -------------------------------------------------------------------------
                                                                             13,788
          -------------------------------------------------------------------------

          BIOTECHNOLOGY -- 1.5%
     37   Amgen, Inc.*                                                        2,085
      5   Biogen Idec, Inc.*                                                    291
     11   Gilead Sciences, Inc.*                                                381
      8   Medimmune, Inc.*                                                      227
          -------------------------------------------------------------------------
                                                                              2,984
          -------------------------------------------------------------------------

          BUSINESS SERVICES -- 0.9%
     13   Cendant Corp.                                                  $      274
      7   Computer Sciences Corp.*                                              332
     23   First Data Corp.                                                      954
     13   SunGard Data Systems, Inc.*                                           339
          -------------------------------------------------------------------------
                                                                              1,899
          -------------------------------------------------------------------------

          CHEMICALS -- 1.4%
      8   Air Products & Chemicals, Inc.                                        436
      6   Eastman Chemical Co.                                                  261
      5   PPG Industries, Inc.                                                  319
     14   Praxair, Inc.                                                         582
      9   Rohm & Haas Co.                                                       365
     20   The Dow Chemical Co.                                                  876
          -------------------------------------------------------------------------
                                                                              2,839
          -------------------------------------------------------------------------

          COMPUTER NETWORKS -- 1.4%
    138   Cisco Systems, Inc.*                                                2,652
     10   Juniper Networks, Inc.*                                               263
          -------------------------------------------------------------------------
                                                                              2,915
          -------------------------------------------------------------------------

          COMPUTER SOFTWARE -- 4.3%
      2   Adobe Systems, Inc.                                                    90
      2   Electronic Arts, Inc.*                                                 81
    225   Microsoft Corp.                                                     6,303
    151   Oracle Corp.*                                                       1,913
      8   VERITAS Software Corp.*                                               179
          -------------------------------------------------------------------------
                                                                              8,566
          -------------------------------------------------------------------------

          COMPUTERS/COMPUTER HARDWARE -- 4.2%
     73   Dell, Inc.*                                                         2,564
     17   EMC Corp.*                                                            216
     58   Hewlett-Packard Co.                                                 1,080
     35   International Business Machines Corp.                               3,115
      3   Lexmark International, Inc., Class A*                                 274
     19   NCR Corp.*                                                          1,093
     40   Sun Microsystems, Inc.*                                               179
          -------------------------------------------------------------------------
                                                                              8,521
          -------------------------------------------------------------------------

          CONSTRUCTION -- 0.8%
     16   Centex Corp.                                                          846
      5   D.R. Horton, Inc.                                                     144
      3   KB Home                                                               247

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          CONSTRUCTION -- CONTINUED
      4   Lennar Corp., Class A                                          $      189
      4   Pulte Homes, Inc.                                                     192
          -------------------------------------------------------------------------
                                                                              1,618
          -------------------------------------------------------------------------

          CONSUMER PRODUCTS -- 4.0%
     61   Altria Group, Inc.                                                  2,950
      3   Fortune Brands, Inc.                                                  186
     73   Procter & Gamble Co.                                                3,731
     29   The Gillette Co.                                                    1,184
          -------------------------------------------------------------------------
                                                                              8,051
          -------------------------------------------------------------------------

          DIVERSIFIED -- 4.8%
    219   General Electric Co.                                                7,476
     68   Tyco International LTD (Bermuda)                                    2,118
          -------------------------------------------------------------------------
                                                                              9,594
          -------------------------------------------------------------------------

          ENTERTAINMENT/LEISURE -- 0.4%
     18   Carnival Corp.                                                        890

          FINANCIAL SERVICES -- 8.8%
      8   Capital One Financial Corp.                                           577
     17   CIT Group, Inc.                                                       695
    144   Citigroup, Inc.                                                     6,393
     35   Countrywide Financial Corp.                                         1,123
     14   Fannie Mae                                                            978
     16   Freddie Mac                                                         1,056
     11   Goldman Sachs Group, Inc.                                           1,102
     33   MBNA Corp.                                                            836
     54   Morgan Stanley                                                      2,766
     50   The Charles Schwab Corp.                                              458
     43   Washington Mutual, Inc.                                             1,648
          -------------------------------------------------------------------------
                                                                             17,632
          -------------------------------------------------------------------------

          FOOD/BEVERAGE PRODUCTS -- 3.4%
     16   Anheuser-Busch Companies, Inc.                                        799
      2   H.J. Heinz Co.                                                         73
     37   PepsiCo, Inc.                                                       1,832
     12   Sysco Corp.                                                           390
     92   The Coca-Cola Co.                                                   3,729
          -------------------------------------------------------------------------
                                                                              6,823
          -------------------------------------------------------------------------

          HEALTH CARE/HEALTH CARE SERVICES -- 3.2%
      9   Aetna, Inc.                                                    $      815
     15   Anthem, Inc.*                                                       1,214
      6   Biomet, Inc.                                                          261
     23   Boston Scientific Corp.*                                              805
     10   CIGNA Corp.                                                           622
     24   Guidant Corp.                                                       1,600
     14   HCA, Inc.                                                             511
      4   Stryker Corp.                                                         168
      2   UnitedHealth Group, Inc.                                              146
      4   WellPoint Health Networks, Inc.*                                      400
          -------------------------------------------------------------------------
                                                                              6,542
          -------------------------------------------------------------------------

          HOTELS/OTHER LODGING -- 0.3%
     10   Hilton Hotels Corp.                                                   205
      8   Starwood Hotels & Resorts Worldwide, Inc.                             396
          -------------------------------------------------------------------------
                                                                                601
          -------------------------------------------------------------------------

          INDUSTRIAL COMPONENTS -- 0.1%
      5   SPX Corp.                                                             199

          INSURANCE -- 4.3%
     25   AMBAC Financial Group, Inc.                                         1,976
     22   American International Group, Inc.                                  1,310
     14   Genworth Financial, Inc., Class A                                     336
     19   Hartford Financial Services Group, Inc.                             1,088
      8   Marsh & McLennan Companies, Inc.                                      210
      8   MBIA, Inc.                                                            487
      9   Metlife, Inc.                                                         360
      4   Protective Life Corp.                                                 145
     33   The Allstate Corp.                                                  1,581
      2   The Progressive Corp.                                                 187
     17   The St. Paul Travelers Companies, Inc.                                586
      6   Torchmark Corp.                                                       312
          -------------------------------------------------------------------------
                                                                              8,578
          -------------------------------------------------------------------------

          INTERNET SERVICES/SOFTWARE -- 1.1%
     15   eBay, Inc.*                                                         1,474
     18   Yahoo!, Inc.*                                                         666
          -------------------------------------------------------------------------
                                                                              2,140
          -------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          MACHINERY & ENGINEERING EQUIPMENT -- 1.2%
     12   Caterpillar, Inc.                                              $      998
     14   Deere & Co.                                                           855
      9   Ingersoll-Rand Co., LTD (Bermuda), Class A                            606
          -------------------------------------------------------------------------
                                                                              2,459
          -------------------------------------------------------------------------

          MANUFACTURING -- 0.9%
      8   3M Co.                                                                645
     10   Eaton Corp.                                                           620
      6   Illinois Tool Works, Inc.                                             544
          -------------------------------------------------------------------------
                                                                              1,809
          -------------------------------------------------------------------------

          METALS/MINING -- 0.7%
     44   Alcoa, Inc.                                                         1,424

          MULTI-MEDIA -- 3.9%
     18   Fox Entertainment Group, Inc., Class A*                               533
     13   Gannett Co., Inc.                                                   1,091
      7   The E.W. Scripps Co., Class A                                         344
     54   The Walt Disney Co.                                                 1,364
     82   Time Warner, Inc.*                                                  1,367
      9   Tribune Co.                                                           406
     76   Viacom, Inc., Class B                                               2,765
          -------------------------------------------------------------------------
                                                                              7,870
          -------------------------------------------------------------------------

          OIL & GAS -- 7.3%
     12   Anadarko Petroleum Corp.                                              796
     14   Baker Hughes, Inc.                                                    604
     59   ChevronTexaco Corp.                                                 3,104
     30   ConocoPhillips                                                      2,519
      8   Cooper Cameron Corp.*                                                 377
     15   Devon Energy Corp.                                                  1,143
     84   Exxon Mobil Corp.                                                   4,156
     15   GlobalSantaFe Corp.                                                   448
     20   Rowan Companies, Inc.*                                                500
     25   Unocal Corp.                                                        1,048
          -------------------------------------------------------------------------
                                                                             14,695
          -------------------------------------------------------------------------

          PAPER/FOREST PRODUCTS -- 0.4%
      8   Bowater, Inc.                                                         298
      3   Georgia-Pacific Corp.                                                  98
      6   Temple-Inland, Inc.                                                   349
          -------------------------------------------------------------------------
                                                                                745
          -------------------------------------------------------------------------

          PHARMACEUTICALS -- 7.8%
     15   Bristol-Myers Squibb Co.                                       $      342
     29   Eli Lilly & Co.                                                     1,599
     20   Forest Laboratories, Inc.*                                            909
      3   Hospira, Inc.*                                                         82
     69   Johnson & Johnson                                                   4,010
      3   Medicis Pharmaceutical Corp., Class A                                 126
     37   Merck & Co., Inc.                                                   1,172
      3   OSI Pharmaceuticals, Inc.*                                            214
    154   Pfizer, Inc.                                                        4,463
     49   Schering-Plough Corp.                                                 887
     11   Sepracor, Inc.*                                                       524
      3   Watson Pharmaceuticals, Inc.*                                          76
     29   Wyeth                                                               1,133
          -------------------------------------------------------------------------
                                                                             15,537
          -------------------------------------------------------------------------

          PIPELINES -- 0.1%
     32   Dynegy, Inc., Class A*                                                159

          REAL ESTATE INVESTMENT TRUST -- 0.4%
      8   CarrAmerica Realty Corp.                                              264
     13   Equity Office Properties Trust                                        357
      6   ProLogis                                                              234
          -------------------------------------------------------------------------
                                                                                855
          -------------------------------------------------------------------------

          RESTAURANTS/FOOD SERVICES -- 1.0%
     42   McDonald's Corp.                                                    1,230
      6   Wendy's International, Inc.                                           216
     13   Yum! Brands, Inc.                                                     579
          -------------------------------------------------------------------------
                                                                              2,025
          -------------------------------------------------------------------------

          RETAILING -- 6.4%
     12   Abercrombie & Fitch Co., Class A                                      483
     11   Bed Bath & Beyond, Inc.*                                              432
      4   Costco Wholesale Corp.                                                201
     11   CVS Corp.                                                             482
      4   Family Dollar Stores, Inc.                                            130
      6   Federated Department Stores, Inc.                                     298
     67   Home Depot, Inc.                                                    2,744
     16   Kohl's Corp.*                                                         829
     33   Lowe's Companies, Inc.                                              1,839
      9   Staples, Inc.                                                         262
     22   Target Corp.                                                        1,083

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          RETAILING -- CONTINUED
     15   The Gap, Inc.                                                  $      303
     12   The TJX Companies, Inc.                                               281
     63   Wal-Mart Stores, Inc.                                               3,392
      4   Walgreen Co.                                                          154
          -------------------------------------------------------------------------
                                                                             12,913
          -------------------------------------------------------------------------

          SEMI-CONDUCTORS -- 3.2%
     40   Altera Corp.*                                                         913
     27   Analog Devices, Inc.                                                1,090
    122   Intel Corp.                                                         2,711
      8   Intersil Corp., Class A                                               122
      1   Linear Technology Corp.                                                34
      7   Novellus Systems, Inc.*                                               169
      4   QLogic Corp.*                                                         140
     15   Texas Instruments, Inc.                                               367
     32   Xilinx, Inc.                                                          972
          -------------------------------------------------------------------------
                                                                              6,518
          -------------------------------------------------------------------------

          SHIPPING/TRANSPORTATION -- 1.2%
      8   CSX Corp.                                                             278
      6   FedEx Corp.                                                           515
     18   Norfolk Southern Corp.                                                604
      3   Union Pacific Corp.                                                   195
     11   United Parcel Service, Inc., Class B                                  880
          -------------------------------------------------------------------------
                                                                              2,472
          -------------------------------------------------------------------------

          STEEL -- 0.5%
     29   United States Steel Corp.                                           1,065

          TELECOMMUNICATIONS -- 3.6%
     28   BellSouth Corp.                                                       752
     36   Nextel Communications, Inc., Class A*                                 943
     69   SBC Communications, Inc.                                            1,740
     21   Sprint Corp. -- FON Group                                             439
     30   Tellabs, Inc.*                                                        241
     78   Verizon Communications, Inc.                                        3,069
          -------------------------------------------------------------------------
                                                                              7,184
          -------------------------------------------------------------------------

          TELECOMMUNICATIONS EQUIPMENT -- 1.5%
     85   Corning, Inc.*                                                 $      976
     44   Motorola, Inc.                                                        754
     30   QUALCOMM, Inc.                                                      1,265
          -------------------------------------------------------------------------
                                                                              2,995
          -------------------------------------------------------------------------

          TOYS & GAMES -- 0.4%
     15   Hasbro, Inc.                                                          265
     30   Mattel, Inc.                                                          532
          -------------------------------------------------------------------------
                                                                                797
          -------------------------------------------------------------------------

          UTILITIES -- 2.9%
      8   Constellation Energy Group, Inc.                                      309
     16   Dominion Resources, Inc.                                            1,003
      4   Edison International                                                  113
     15   Entergy Corp.                                                         993
      8   FPL Group, Inc.                                                       537
     24   PG&E Corp.*                                                           783
     36   Pinnacle West Capital Corp.                                         1,518
      1   PPL Corp.                                                              68
     31   XCEL Energy, Inc.                                                     533
          -------------------------------------------------------------------------
                                                                              5,857
          -------------------------------------------------------------------------
          Total Common Stocks                                               200,998
          (Cost $176,843)
          -------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 0.2%

          MONEY MARKET FUND -- 0.2%
    432   JPMorgan Prime Money Market Fund (a)
          (Cost $432)                                                           432
          -------------------------------------------------------------------------

          TOTAL INVESTMENTS -- 100.0%                                    $  201,430
          (COST $177,275)
          OTHER ASSETS IN EXCESS OF
          LIABILITIES -- 0.0% ^                                                  90
          -------------------------------------------------------------------------
          NET ASSETS -- 100.0%                                           $  201,520
          -------------------------------------------------------------------------

          Percentages indicated are based on net assets of $201,520.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE ENHANCED INCOME FUND

PORTFOLIO OF INVESTMENTS            AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES       ISSUER                                                           VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 45.6%

             PREFERRED STOCK -- 0.4%
        5    Zurich RegCaPS Funding Trust IV,
             0.00%, FRN, #
             (Cost $4,391)                                               $    4,610

PRINCIPAL
AMOUNT
-----------------------------------------------------------------------------------
             STATE AND MUNICIPAL OBLIGATIONS -- 37.4%
             ARIZONA -- 0.4%
$   4,000    Northern Arizona Capital Facilities
             Finance Corp., Northern Arizona
             University Project, Student Housing,
             Ser. A, Rev., Adj., 4.00%, 08/01/33                              4,000

             ARKANSAS -- 0.4%
    4,000    Fayetteville, Arkansas, Sales & Use Tax,
             Capital Improvement, Special
             Assessment, 4.00%, 12/01/07                                      4,213

             CALIFORNIA -- 6.6%
   13,170    California Pollution Control Financing
             Authority, Ser. B, Rev., Adj.,
             2.00%, 03/01/08                                                 13,050
    2,000    California Pollution Control Financing
             Authority, Ser. D, Rev., Adj.,
             2.00%, 02/28/08                                                  1,982
   15,000    California State, Economic
             Recovery, Ser. A, GO, 5.00%, 07/01/06                           15,751
    3,000    California State, Ser. D-4, GO, Adj.,
             1.98%, 05/01/33                                                  2,996
   10,000    California Statewide Communities
             Development Authority,
             Kaiser Permanente, Ser. C, Adj., Rev.,
             3.70%, 11/01/29                                                 10,094
    6,555    California Statewide Communities
             Development Authority,
             Kaiser Permanente, Ser. F, Rev., Adj.,
             2.30%, 04/01/33                                                  6,539
   15,300    Sacramento County Sanitation District,
             Ser. A, Rev., 5.88%, 12/01/27                                   16,068
    9,000    Santa Clara County Financing Authority,
             Measure B, Transportation
             Improvement Program, Rev.,
             4.00%, 08/01/05                                                  9,147
             ----------------------------------------------------------------------
                                                                             75,627
             ----------------------------------------------------------------------

             COLORADO -- 0.8%
$   8,625    Regional Transportation District,
             Transit Vehicles, COP, Ser. A, Adj.,
             AMBAC, 2.30%, 12/01/22                                      $    8,634

             MASSACHUSETTS -- 1.0%
   10,000    Massachusetts State, CONS,
             Ser. D, GO, (p), 5.25%, 11/01/06                                10,741

             MICHIGAN -- 1.1%
    2,555    Michigan State Hospital Finance
             Authority, Trinity Health, Ser. A, Rev.,
             5.50%, 12/01/04                                                  2,562

   10,000    Michigan Strategic Fund, Dow
             Chemical Project, Rev., Adj.,
             3.80%, 06/01/14                                                 10,181
             ----------------------------------------------------------------------
                                                                             12,743
             ----------------------------------------------------------------------

             MINNESOTA -- 0.4%
    4,000    Minnesota Housing Finance Agency,
             Residential Housing, Ser. K-1, Rev.,
             2.25%, 07/01/17                                                  3,951

             MULTIPLE STATES -- 7.2%
    1,320    MBIA Capital Corp., FLOATS,
             Ser. PL-10, Rev., Adj., MBIA,
             1.86%, 01/14/16                                                  1,320
   40,425    Puttable Floating Option Tax-Exempt
             Receipts, FLOATS, Ser. PPT-12,
             1.91%, 07/01/24                                                 40,425
   29,691    Puttable Floating Option Tax-Exempt
             Receipts, FLOATS, Ser. PPT-34,
             1.89%, 12/01/29                                                 29,691
    9,350    Puttable Floating Option Tax-Exempt
             Receipts, FLOATS, Ser. PPT-38,
             Mode A, Adj., 1.89%, 12/01/18                                    9,350
             ----------------------------------------------------------------------
                                                                             80,786
             ----------------------------------------------------------------------

             NEW JERSEY -- 2.2%
    6,580    New Jersey Economic Development
             Authority, Cigarette Tax, Rev.,
             5.00%, 06/15/07                                                  6,989

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                           VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW JERSEY -- CONTINUED
$   1,350    New Jersey Economic Development
             Authority, North Jersey Port District,
             Rev., AMBAC, 7.13%, 02/15/08                                $    1,494
   15,000    New Jersey Transportation Trust Fund
             Authority, Transportation System,
             Ser. A, Rev., MBIA, 5.00%, 12/15/07                             15,947
             ----------------------------------------------------------------------
                                                                             24,430
             ----------------------------------------------------------------------

             NEW YORK -- 6.4%
    5,000    Long Island Power Authority, Electric
             Systems, Ser. A, Rev., 4.50%, 06/01/05                           5,071
   12,750    Long Island Power Authority, Electric
             Systems, Ser. B, Rev., 5.00%, 06/01/05                          12,966
   15,000    New York City Municipal Water Finance
             Authority, Water & Sewer System,
             Ser. B, Rev., (p), FSA, 5.88%, 06/15/06                         16,020
   10,000    New York City, New York, Ser. C, GO,
             5.00%, 08/01/05                                                 10,226
   15,350    New York City, New York, Ser. G, GO,
             5.00%, 08/01/06                                                 16,059
    5,000    New York State Dormitory Authority,
             Fourth Generation, City University
             System, Ser. A, Rev., CONS,
             5.00%, 07/01/06                                                  5,241
    3,925    New York State Dormitory Authority,
             Mount Sinai School of Medicine,
             Rev., MBIA, 5.00%, 07/01/06                                      4,116
    3,750    New York State Environmental
             Facilities Corp., Solid Waste Disposal,
             Waste Management Project,
             Ser. A, Rev., Adj., 2.90%, 05/01/12                              3,747
             ----------------------------------------------------------------------
                                                                             73,446
             ----------------------------------------------------------------------

             NORTH CAROLINA -- 2.0%
   15,000    Guilford County, GO, 4.00%, 10/01/22                            15,766
    6,280    North Carolina Eastern Municipal
             Power Agency, Power System,
             Ser. B, Rev., 6.00%, 01/01/05                                    6,316
             ----------------------------------------------------------------------
                                                                             22,082
             ----------------------------------------------------------------------

             OHIO -- 0.2%
$   2,500    Ohio State Air Quality Development
             Authority, Pollution Control,
             Ohio Edison Project, Ser. C, Rev., Adj.,
             5.80%, 06/01/16                                             $    2,507

             PENNSYLVANIA -- 1.3%
    2,720    Lehigh County, Ser. C, GO, (p),
             5.65%, 05/15/06                                                  2,874
    4,455    Lehigh County, Ser. C, GO, (p),
             5.70%, 05/15/06                                                  4,711
    6,745    Pennsylvania State, Second
             Ser., GO, FGIC, 5.00%, 07/01/08                                  7,376
             ----------------------------------------------------------------------
                                                                             14,961
             ----------------------------------------------------------------------

             PUERTO RICO -- 0.3%
    2,660    Puerto Rico Highway & Transportation
             Authority, Ser. AA, Rev.,
             5.00%, 07/01/07                                                  2,844

             RHODE ISLAND -- 0.2%
    2,500    Rhode Island Housing & Mortgage
             Finance Corp., Hometown Opportunity
             Notes, Ser. 41-C, Rev., 3.38%, 11/01/05                          2,524

             SOUTH CAROLINA -- 0.6%
    6,000    South Carolina Transportation
             Infrastructure Bank, Ser. A, Rev., MBIA,
             5.00%, 10/01/10                                                  6,570

             TEXAS -- 2.4%
    9,040    Brazos River Authority, PCR, Utilities
             Electric Co., Ser. B, Rev., Adj.,
             5.05%, 06/01/30                                                  9,284
   10,000    Gulf Coast Waste Disposal Authority,
             PCR, Amoco Oil Project, Rev., Adj.,
             1.98%, 10/01/17                                                  9,993
    2,000    Lewisville, Texas, Combination Contract,
             Special Assessment, Castle Hills
             No. 3 Project, Rev., (p), 4.13%, 11/01/06                        2,083

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                           VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             TEXAS -- CONTINUED
$   4,975    Matagorda County Navigation
             District No. 1, PCR, Central Power &
             Light Co., Ser. A, Rev., Adj,
             4.55%, 11/01/29                                             $    5,169
             ----------------------------------------------------------------------
                                                                             26,529
             ----------------------------------------------------------------------

             VIRGINIA -- 1.7%
    8,000    Louisa IDA, Solid Waste & Sewer
             Disposal, Electric & Power Co. Project,
             Ser. A, Rev., Adj., 2.30%, 03/01/31                              7,893
   10,000    Virginia Public School Authority, School
             Financing -- 1997, Ser. D, Rev.,
             5.00%, 02/01/08                                                 10,859
             ----------------------------------------------------------------------
                                                                             18,752
             ----------------------------------------------------------------------

             WEST VIRGINIA -- 0.1%
      800    Morgantown, West Virginia, Sewer
             Systems, Rev., (p), 7.25%, 06/01/05                                825

             WISCONSIN -- 2.1%
    6,250    Wisconsin Health & Educational
             Facilities Authority, Ser. 1999A, Rev., Adj.,
             4.45%, 05/01/29, # (i)                                           6,372
    3,755    Wisconsin State Health & Educational
             Facilities Authority, Hospital Charity
             Obligation Group, Ser. D, Rev., Adj., (p),
             4.90%, 11/01/05                                                  3,868
    3,075    Wisconsin State Health & Educational
             Facilities Authority, Ministry Health Care,
             Inc., Rev., 3.40%, 05/15/07                                      3,080
    5,680    Wisconsin State Health & Educational
             Facilities Authority, Ministry Health Care,
             Inc., Ser. B, Rev., 3.50%, 05/15/07                              5,750
    5,000    Wisconsin State Health & Educational
             Facilities, Adj., 1.86%, 12/31/50, # (i)                         5,000
             ----------------------------------------------------------------------
                                                                             24,070
             ----------------------------------------------------------------------
             Total State and Municipal Obligations                          420,235
             (Cost $419,818)
             ----------------------------------------------------------------------

             CORPORATE NOTES & BONDS -- 3.3%
             FINANCIAL SERVICES -- 3.3%
             Counts Trusts,
$   8,250    2.49%, 08/15/07, Ser. 2002-10, FRN, #                       $    8,318
    8,250    2.54%, 08/15/07, Ser. 2002-11, FRN, #                            8,333
    9,200    Sigma Finance, Inc.,
             2.36%, 09/15/06, MTN, FRN, #                                     9,200
   11,100    Special Purpose Accounts Receivable
             Cooperative Corp. (SPARCS),
             2.12%, 11/21/07, Ser. 2004-4, FRN, #                            11,094
             ----------------------------------------------------------------------
             Total Corporate Notes & Bonds                                   36,945
             (Cost $36,800)
             ----------------------------------------------------------------------

             RESIDENTIAL MORTGAGE BACKED SECURITIES -- 1.2%
             COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.2%
    4,343    Federal National Mortgage Association,
             2.43%, 06/25/32, Ser. 2002-36,
             Class FS, FRN                                                    4,378
      910    Government National Mortgage
             Association, 2.31%, 12/20/30,
             Ser. 2000-38, Class F, FRN                                         912
    7,756    Indymac Index Mortgage Loan Trust,
             2.37%, 09/25/34, Ser. 2004-AR7,
             Class A1, FRN                                                    7,756
             ----------------------------------------------------------------------
             Total Residential Mortgage
             Backed Securities                                               13,046
             (Cost $13,010)
             ----------------------------------------------------------------------

             ASSET BACKED SECURITIES -- 3.3%
    2,155    CARSS Finance LP (Cayman Islands),
             2.82%, 01/15/11, Ser. 2004-A,
             Class B2, FRN, #                                                 2,155
   28,050    Capital One Multi-Asset Execution Trust,
             3.12%, 12/15/10, Ser. 2003-A, FRN, #                            28,997
    6,200    Countrywide Asset-Backed Certificates,
             2.43%, 02/25/34, Ser. 2004-BC1,
             Class M1, FRN                                                    6,200
             ----------------------------------------------------------------------
             Total Asset Backed Securities                                   37,352
             (Cost $37,220)
             ----------------------------------------------------------------------
             Total Long-Term Investments                                    512,188
             (Cost $511,239)
             ----------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                           VALUE
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 56.4%

             STATE AND MUNICIPAL OBLIGATIONS -- 45.9%
             ALABAMA -- 2.1%
$  13,800    Alabama Higher Education Loan Corp.,
             Ser. A, Rev., FRDO, MBIA,
             1.78%, 11/23/04                                             $   13,800
   10,000    Jefferson County, Sewer, Ser. C-8, Rev.,
             FRDO, FGIC, 1.65%, 11/18/04                                     10,000
             ----------------------------------------------------------------------
                                                                             23,800
             ----------------------------------------------------------------------

             ARIZONA -- 2.0%
   15,800    Arizona Educational Loan Marketing
             Corp., RAMS, Sub Ser. B, Rev., FRDO,
             1.80%, 11/18/04                                                 15,800
    6,575    Scottsdale IDA, Hospital, Scottsdale
             Healthcare, Ser. A, Rev., FRDO, AMBAC,
             1.64%, 11/19/04                                                  6,575
             ----------------------------------------------------------------------
                                                                             22,375
             ----------------------------------------------------------------------

             CALIFORNIA -- 3.1%
   14,900    California State, Ser. D-1, GO, FRDO,
             1.95%, 02/10/05                                                 14,878
    1,000    Chela Financial USA, Inc., California
             Student Loan, ACES, Senior Ser. C-4,
             Rev., FRDO, 1.98%, 11/23/04                                      1,000
   12,850    Chela Financial USA, Inc., California
             Student Loan, Senior Ser. A-2, Rev.,
             FRDO, 1.68%, 11/12/04                                           12,850
    5,500    Student Education Loan Marketing
             Corp., Sub Ser. IV-C-1, Rev., FRDO,
             1.85%, 11/26/04                                                  5,500
             ----------------------------------------------------------------------
                                                                             34,228
             ----------------------------------------------------------------------

             COLORADO -- 0.7%
    2,850    Arapahoe County, Capital Improvement,
             Federal Highway, Ser. E-470, Rev., (p),
             0.00%, 08/31/05                                                  1,364
      350    Colorado Housing & Finance Authority,
             Multi-Family Housing, Class 1-B1, Rev.,
             FRDO, 1.84%, 11/03/04                                              350
      800    Colorado Housing & Finance Authority,
             Ser. AA-3, Class I, Rev., FRDO,
             1.75%, 11/03/04                                                    800
$   5,400    Colorado Student Obligation Bond
             Authority, Student Loan, Ser. VII-A1,
             Rev., FRDO, 1.78%, 11/26/04                                 $    5,400
             ----------------------------------------------------------------------
                                                                              7,914
             ----------------------------------------------------------------------

             CONNECTICUT -- 0.9%
   10,000    Connecticut State, Economic Recovery,
             Ser. A, GO, FRDO, FSA, 1.55%, 11/04/04                          10,000

             DISTRICT OF COLUMBIA -- 7.2%
   33,650    District of Columbia, Georgetown
             University, Ser. C, Rev., FRDO, MBIA,
             1.70%, 11/26/04                                                 33,650
   14,975    District of Columbia, Ser. A-1, GO,
             FRDO, MBIA, 1.60%, 11/18/04                                     14,975
    3,075    District of Columbia, Ser. A-2, GO,
             FRDO, MBIA, 1.90%, 04/07/05                                      3,075
   18,200    District of Columbia, Ser. B-2, GO,
             FRDO, MBIA, 1.58%, 11/16/04                                     18,200
   11,500    District of Columbia, Tranche 2,
             Ser. A, Rev., Adj., FSA, 1.20%, 11/02/04                        11,500
             ----------------------------------------------------------------------
                                                                             81,400
             ----------------------------------------------------------------------

             FLORIDA -- 2.6%
   16,335    Florida Educational Loan Marketing
             Corp., RAMS, Ser. D-2, Rev., FRDO,
             1.87%, 11/26/04                                                 16,335
   12,560    Miami-Dade County School Board,
             COP, Ser. B, FRDO, AMBAC,
             1.67%, 11/19/04                                                 12,560
             ----------------------------------------------------------------------
                                                                             28,895
             ----------------------------------------------------------------------

             GEORGIA -- 0.3%
    2,900    Fulton County Development Authority,
             Lovett School Project, Rev., FRDO,
             1.77%, 11/03/04                                                  2,900

             ILLINOIS -- 0.5%
    4,300    Galesburg, Illinois, Knox College
             Project, Rev., FRDO, 1.85%, 11/04/04                             4,300

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                           VALUE
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

             ILLINOIS -- CONTINUED
$   1,700    Illinois Health Facilities Authority,
             Lifelink Corp. Obligation Group,
             Ser. B, Rev., (p), 8.00%, 02/15/05                          $    1,729
             ----------------------------------------------------------------------
                                                                              6,029
             ----------------------------------------------------------------------

             KENTUCKY -- 1.0%
    1,000    Ashland, Kentucky, PCR, 7&7 -- Ashland
             Oil, Inc. Project, Rev., FRDO,
             1.71%, 11/04/04                                                  1,000
   10,000    Kenton County Airport Board, Special
             Facilities, Airis Cincinnatti LLC,
             Ser. A, Rev., FRDO, 1.86%, 11/04/04                             10,000
             ----------------------------------------------------------------------
                                                                             11,000
             ----------------------------------------------------------------------

             MAINE -- 0.1%
    1,500    Maine Veterans Homes, Rev., (p),
             7.75%, 10/01/05                                                  1,609

             MARYLAND -- 3.0%
   33,500    Baltimore, Maryland, Public
             Improvement, Ser. A, GO, CONS,
             FRDO, FSA, 1.65%, 11/24/04                                      33,500

             MASSACHUSETTS -- 4.5%
   18,700    Massachusetts Development Finance
             Agency, Babson College, Ser. A, Rev.,
             FRDO, MBIA, 1.75%, 11/18/04                                     18,700
   31,650    Massachusetts Health & Educational
             Facilities Authority, Northeastern
             University, Ser. N, Rev., FRDO, MBIA,
             1.71%, 11/18/04                                                 31,650
             ----------------------------------------------------------------------
                                                                             50,350
             ----------------------------------------------------------------------

             MICHIGAN -- 0.5%
    5,600    Central Michigan University, Ser. B, Rev.,
             FRDO, FGIC, 1.70%, 11/23/04                                      5,600

             MISSISSIPPI -- 1.7%
   10,000    Mississippi Higher Education Assistance
             Corp., Student Loan, Ser. B, Rev.,
             FRDO, 1.78%, 11/23/04                                           10,000
$   9,050    Mississippi State, Nissan Project,
             Ser. C, GO, FRDO, FGIC,
             1.60%, 11/17/04                                             $    9,050
             ----------------------------------------------------------------------
                                                                             19,050
             ----------------------------------------------------------------------

             MISSOURI -- 2.8%
   21,900    Missouri State Health & Educational
             Facilities Authority, Ascension Health,
             Ser. C-1, Rev., FRDO, 1.70%, 11/17/04                           21,900
   10,000    Missouri State Health & Educational
             Facilities Authority, Mercy Health
             Systems, Ser. B, Rev., FRDO, AMBAC,
             1.65%, 11/10/04                                                 10,000
             ----------------------------------------------------------------------
                                                                             31,900
             ----------------------------------------------------------------------

             MONTANA -- 1.7%
    7,900    Montana Higher Education Student
             Assistance Corp., Student Loan,
             Senior Ser. A, Rev., FRDO,
             1.70%, 11/18/04                                                  7,900
   11,600    Montana Higher Education Student
             Assistance Corp., Student Loan,
             Senior Ser. A, Rev., FRDO,
             1.75%, 11/19/04                                                 11,600
             ----------------------------------------------------------------------
                                                                             19,500
             ----------------------------------------------------------------------

             NEW YORK -- 2.1%
   13,425    New York City IDA, Special Facilities,
             FLOATS, Ser. 921, Rev., FRDO,
             1.96%, 11/04/04                                                 13,425
        1    New York State Environmental Facilities
             Corp., Clean Water & Drinking, FLOATS,
             Ser. 731, Rev., FRDO, 1.78%, 11/04/04                                1
   10,600    New York State Energy Research &
             Development Authority, Consolidated
             Edison Co., Sub Ser. A-2, Rev., FRDO,
             AMBAC, 1.55%, 11/17/04                                          10,600
             ----------------------------------------------------------------------
                                                                             24,026
             ----------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                           VALUE
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

             NORTH CAROLINA -- 2.0%
$   5,000    Wake County Industrial Facilities &
             Pollution Control Financing Authority,
             Carolina Power & Light, Ser. A, Rev.,
             FRDO, AMBAC, 1.50%, 11/17/04                                $    5,000
   17,475    Wake County Industrial Facilities &
             Pollution Control Financing Authority,
             Ser. G, Rev., FRDO, AMBAC,
             1.55%, 11/26/04                                                 17,475
             ----------------------------------------------------------------------
                                                                             22,475
             ----------------------------------------------------------------------

             NORTH DAKOTA -- 0.2%
    2,000    Underwood, North Dakota, PCR,
             Cooperative Power Association Project,
             Ser. A, Rev., FRDO, 1.67%, 11/03/04                              2,000

             OHIO -- 1.6%
   17,400    Student Loan Funding Corp., Cincinnati,
             Ohio, Senior Ser. A-7, Rev., FRDO,
             1.70%, 11/12/04                                                 17,400

             OREGON -- 0.2%
    1,700    Portland, Oregon, Sewer Systems,
             Second Lien, Ser. B-1, Rev.,
             FRDO, MBIA, 1.60%, 11/26/04                                      1,700

             PENNSYLVANIA -- 0.2%
    2,000    ABN AMRO Munitops Certificate Trust,
             Ser. 1999-16, Class V, FRDO, MBIA,
             1.79%, 11/03/04                                                  2,000

             RHODE ISLAND -- 0.5%
    5,500    Rhode Island Student Loan Authority,
             ACES, Ser. 1, Rev., FRDO, AMBAC,
             1.70%, 11/17/04                                                  5,500

             SOUTH CAROLINA -- 1.1%
    8,200    Greenville Hospital Systems,
             Ser. C, Rev., FRDO, AMBAC,
             1.58%, 11/19/04                                                  8,200
    4,500    South Carolina State Education
             Assistance Authority, Rev., FRDO,
             1.77%, 11/19/04                                                  4,500
             ----------------------------------------------------------------------
                                                                             12,700
             ----------------------------------------------------------------------

             TENNESSEE -- 0.5%
$   5,125    Blount County Public Building
             Authority, Local Government Public
             Improvement, Ser. C-1-A, Rev., FRDO,
             1.80%, 11/26/04                                             $    5,125

             TEXAS -- 1.6%
    7,500    Brazos Higher Education Authority,
             ACES, Senior Lien, Ser. A-3, Rev.,
             FRDO, 1.75%, 11/18/04                                            7,500
   10,200    South Texas Higher Education Authority,
             Ser. A-1, Rev., FRDO, MBIA,
             1.76%, 11/19/04                                                 10,200
             ----------------------------------------------------------------------
                                                                             17,700
             ----------------------------------------------------------------------

             WASHINGTON -- 0.7%
    7,995    Washington State, Ser. 96-A, GO, (p),
             FGIC, 5.75%, 07/01/05                                            8,203

             WYOMING -- 0.5%
    5,800    Wyoming Student Loan Corp., ACES,
             Ser. B, Rev., FRDO, 1.76%, 11/17/04                              5,800
             ----------------------------------------------------------------------
             Total State and Municipal Obligations                          514,679
             (Cost $514,856)
             ----------------------------------------------------------------------

             U.S. TREASURY SECURITY -- 0.0% ^
      400    U.S. Treasury Bill, 1.82%, 01/13/05, @ +                           399
             (Cost $399)

SHARES
-----------------------------------------------------------------------------------
             MONEY MARKET FUND -- 10.5%
  117,497    JPMorgan Tax Free Money Market
             Fund (a)                                                       117,497
             (Cost $117,497)
             ----------------------------------------------------------------------
             Total Short-Term Investments                                   632,575
             (Cost $632,752)
             ----------------------------------------------------------------------

             TOTAL INVESTMENTS -- 102.0%                                $ 1,144,763
             (COST $1,143,991)
             LIABILITIES IN EXCESS OF OTHER
             ASSETS -- (2.0)%                                               (22,745)
             ----------------------------------------------------------------------
             NET ASSETS -- 100.0%                                       $ 1,122,018
             ----------------------------------------------------------------------

             Percentages indicated are based on net assets of $1,122,018.

SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                   NOTIONAL              UNREALIZED
NUMBER OF                                                                          VALUE AT            APPRECIATION
CONTRACTS    DESCRIPTION                                   EXPIRATION DATE    10/31/04 (USD)   (DEPRECIATION) (USD)
-------------------------------------------------------------------------------------------------------------------
             SHORT FUTURES OUTSTANDING
(530)        5 Year Treasury Notes                         December, 2004        $   (59,029)                 $  60

SWAP CONTRACTS

                                                                                  UNDERLYING             UNREALIZED
                                                                                    NOTIONAL           APPRECIATION
DESCRIPTIONS                                               EXPIRATION DATE             VALUE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Swap -- rate lock with Citibank N.A., on 6M USD --
BMA rate Swap less 3.256%, the Fund pays positive,
receives negative.                                                05/01/09       $    40,000             $   (1,306)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS              AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.2%

          COMMON STOCKS -- 99.2%

          ADVERTISING -- 1.0%
     17   Getty Images, Inc.*                                            $    1,017
     25   Lamar Advertising Co., Class A*                                     1,036
          -------------------------------------------------------------------------
                                                                              2,053
          -------------------------------------------------------------------------

          AEROSPACE -- 1.0%
     13   General Dynamics Corp.                                              1,317
     13   Lockheed Martin Corp.                                                 689
          -------------------------------------------------------------------------
                                                                              2,006
          -------------------------------------------------------------------------

          BIOTECHNOLOGY -- 2.8%
     20   Amgen, Inc.*                                                        1,147
     27   Biogen Idec, Inc.*                                                  1,570
     33   Genentech, Inc.*                                                    1,498
     45   Medimmune, Inc.*                                                    1,268
          -------------------------------------------------------------------------
                                                                              5,483
          -------------------------------------------------------------------------

          BROADCASTING/CABLE -- 0.6%
     38   EchoStar Communications Corp., Class A*                             1,211

          BUSINESS SERVICES -- 6.6%
     65   Accenture LTD (Bermuda), Class A*                                   1,562
     46   Affiliated Computer Services, Inc., Class A*                        2,503
     46   Apollo Group, Inc., Class A*                                        3,042
     45   Automatic Data Processing, Inc.                                     1,970
     27   ChoicePoint, Inc.*                                                  1,128
     25   Cintas Corp.                                                        1,066
     23   Robert Half International, Inc.                                       597
     47   SunGard Data Systems, Inc.*                                         1,240
          -------------------------------------------------------------------------
                                                                             13,108
          -------------------------------------------------------------------------

          CHEMICALS -- 0.6%
     31   Praxair, Inc.                                                       1,287

          COMPUTER NETWORKS -- 3.7%
    298   Cisco Systems, Inc.*                                                5,729
     59   Juniper Networks, Inc.*                                             1,567
          -------------------------------------------------------------------------
                                                                              7,296
          -------------------------------------------------------------------------

          COMPUTER SOFTWARE -- 6.2%
     24   Intuit, Inc.*                                                       1,070
    285   Microsoft Corp.                                                     7,975
    118   Oracle Corp.*                                                       1,494
     40   Red Hat, Inc.*                                                 $      511
     31   SAP AG (Germany), ADR                                               1,309
          -------------------------------------------------------------------------
                                                                             12,359
          -------------------------------------------------------------------------

          COMPUTERS/COMPUTER HARDWARE -- 3.0%
    130   Dell, Inc.*                                                         4,543
     10   Research In Motion LTD (Canada)*                                      847
     12   Zebra Technologies Corp., Class A*                                    631
          -------------------------------------------------------------------------
                                                                              6,021
          -------------------------------------------------------------------------

          CONSUMER PRODUCTS -- 3.8%
    107   Procter & Gamble Co.                                                5,451
     51   The Gillette Co.                                                    2,132
          -------------------------------------------------------------------------
                                                                              7,583
          -------------------------------------------------------------------------

          CONSUMER SERVICES -- 0.6%
     48   Education Management Corp.*                                         1,279

          DIVERSIFIED -- 2.8%
     92   General Electric Co.                                                3,126
     78   Tyco International LTD (Bermuda)                                    2,414
          -------------------------------------------------------------------------
                                                                              5,540
          -------------------------------------------------------------------------

          ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.5%
     70   PerkinElmer, Inc.                                                   1,438
    100   Symbol Technologies, Inc.                                           1,466
          -------------------------------------------------------------------------
                                                                              2,904
          -------------------------------------------------------------------------

          ENTERTAINMENT/LEISURE -- 1.2%
     34   Carnival Corp.                                                      1,714
     21   International Game Technology                                         697
          -------------------------------------------------------------------------
                                                                              2,411
          -------------------------------------------------------------------------

          FINANCIAL SERVICES -- 5.4%
      9   Chicago Mercantile Exchange                                         1,666
     12   Countrywide Financial Corp.                                           383
     45   Freddie Mac                                                         2,977
     14   Legg Mason, Inc.                                                      914
     45   Morgan Stanley                                                      2,279
    179   The Charles Schwab Corp.                                            1,639
     17   The First Marblehead Corp.*                                           895
          -------------------------------------------------------------------------
                                                                             10,753
          -------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          FOOD/BEVERAGE PRODUCTS -- 4.4%
     49   PepsiCo, Inc.                                                  $    2,415
     61   Sysco Corp.                                                         1,965
    108   The Coca-Cola Co.                                                   4,395
          -------------------------------------------------------------------------
                                                                              8,775
          -------------------------------------------------------------------------

          HEALTH CARE/HEALTH CARE SERVICES -- 5.9%
     54   Baxter International, Inc.                                          1,661
     46   Boston Scientific Corp.*                                            1,627
     35   Cytyc Corp.*                                                          903
     41   Guidant Corp.                                                       2,738
     51   Laboratory Corp. of America Holdings*                               2,350
     33   UnitedHealth Group, Inc.                                            2,396
          -------------------------------------------------------------------------
                                                                             11,675
          -------------------------------------------------------------------------

          INSURANCE -- 2.3%
     16   AMBAC Financial Group, Inc.                                         1,210
     48   American International Group, Inc.                                  2,914
     15   Willis Group Holdings LTD (United Kingdom)                            543
          -------------------------------------------------------------------------
                                                                              4,667
          -------------------------------------------------------------------------

          INTERNET SERVICES/SOFTWARE -- 3.7%
     24   eBay, Inc.*                                                         2,372
      4   Google, Inc., Class A*                                                749
     41   VeriSign, Inc.*                                                     1,087
     85   Yahoo!, Inc.*                                                       3,058
          -------------------------------------------------------------------------
                                                                              7,266
          -------------------------------------------------------------------------

          MULTI-MEDIA -- 2.2%
    212   Liberty Media Corp., Class A*                                       1,892
     16   The E.W. Scripps Co., Class A                                         778
     45   Viacom, Inc., Class B                                               1,638
          -------------------------------------------------------------------------
                                                                              4,308
          -------------------------------------------------------------------------

          OFFICE/BUSINESS EQUIPMENT -- 0.5%
     70   Xerox Corp.*                                                        1,031

          OIL & GAS -- 2.6%
     29   Anadarko Petroleum Corp.                                            1,936
     21   Schlumberger LTD                                                    1,290
     32   Smith International, Inc.*                                          1,859
          -------------------------------------------------------------------------
                                                                              5,085
          -------------------------------------------------------------------------

          PHARMACEUTICALS -- 12.5%
     46   Eli Lilly & Co.                                                $    2,509
     37   Forest Laboratories, Inc.*                                          1,646
     14   ImClone Systems, Inc.*                                                604
    128   Johnson & Johnson                                                   7,450
     35   Merck & Co., Inc.                                                   1,096
     16   OSI Pharmaceuticals, Inc.*                                          1,040
    254   Pfizer, Inc.                                                        7,362
     99   Schering-Plough Corp.                                               1,798
     30   Sepracor, Inc.*                                                     1,382
          -------------------------------------------------------------------------
                                                                             24,887
          -------------------------------------------------------------------------

          RESTAURANTS/FOOD SERVICES -- 0.5%
     20   P.F. Chang's China Bistro, Inc.*                                    1,022

          RETAILING -- 11.5%
     36   CDW Corp.                                                           2,239
     29   CVS Corp.                                                           1,243
    139   Home Depot, Inc.                                                    5,705
     41   IAC/InterActiveCorp*                                                  891
     55   MSC Industrial Direct Co., Class A                                  1,864
     67   Staples, Inc.                                                       1,978
     63   Target Corp.                                                        3,146
     68   The Gap, Inc.                                                       1,351
     82   Wal-Mart Stores, Inc.                                               4,438
          -------------------------------------------------------------------------
                                                                             22,855
          -------------------------------------------------------------------------

          SEMI-CONDUCTORS -- 5.3%
     77   Altera Corp.*                                                       1,746
     48   Analog Devices, Inc.                                                1,932
     68   Applied Materials, Inc.*                                            1,093
    192   Intel Corp.                                                         4,269
     40   Linear Technology Corp.                                             1,527
          -------------------------------------------------------------------------
                                                                             10,567
          -------------------------------------------------------------------------

          SHIPPING/TRANSPORTATION -- 0.9%
     24   United Parcel Service, Inc., Class B                                1,861

          STEEL -- 0.5%
     25   United States Steel Corp.                                             903

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          TELECOMMUNICATIONS -- 2.7%
    147   Crown Castle International Corp.*                              $    2,247
     73   Nextel Communications, Inc., Class A*                               1,936
     57   Sprint Corp. -- FON Group                                           1,203
          -------------------------------------------------------------------------
                                                                              5,386
          -------------------------------------------------------------------------

          TELECOMMUNICATIONS EQUIPMENT -- 2.9%
    116   Corning, Inc.*                                                      1,330
    106   Motorola, Inc.                                                      1,824
     63   QUALCOMM, Inc.                                                      2,652
          -------------------------------------------------------------------------
                                                                              5,806
          -------------------------------------------------------------------------
          Total Common Stocks                                               197,388
          (Cost $178,537)
          -------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 1.2%

          MONEY MARKET FUND -- 1.2%
  2,451   JPMorgan Prime Money Market Fund (a)                           $    2,451
          (Cost $2,451)
          -------------------------------------------------------------------------

          TOTAL INVESTMENTS -- 100.4%                                    $  199,839
          (COST $180,988)
          LIABILITIES IN EXCESS OF OTHER
          ASSETS -- (0.4)%                                                     (867)
          -------------------------------------------------------------------------
          NET ASSETS -- 100.0%                                           $  198,972
          -------------------------------------------------------------------------

          Percentages indicated are based on net assets of $198,972.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS              AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.3%

          COMMON STOCKS -- 98.3%

          AEROSPACE -- 2.1%
    314   Raytheon Co.                                                   $   11,458

          APPAREL -- 1.5%
    236   Jones Apparel Group, Inc.                                           8,338

          AUTOMOTIVE -- 1.9%
    176   Johnson Controls, Inc.                                             10,105

          BANKING -- 9.1%
    382   Bank of America Corp.                                              17,092
    204   North Fork Bancorporation, Inc.                                     8,979
    241   The Bank of New York Co., Inc.                                      7,836
    245   U.S. Bancorp                                                        7,009
    133   Wells Fargo & Co.                                                   7,955
          -------------------------------------------------------------------------
                                                                             48,871
          -------------------------------------------------------------------------

          BUSINESS SERVICES -- 2.1%
    459   Accenture LTD (Bermuda), Class A*                                  11,103

          CHEMICALS -- 2.0%
    251   Praxair, Inc.                                                      10,601

          COMPUTER SOFTWARE -- 0.6%
    149   VERITAS Software Corp.*                                             3,267

          COMPUTERS/COMPUTER HARDWARE -- 1.5%
    435   Hewlett-Packard Co.                                                 8,125

          CONSTRUCTION MATERIALS -- 2.6%
    309   American Standard Companies, Inc.*                                 11,285
     60   Lafarge North America, Inc.                                         2,916
          -------------------------------------------------------------------------
                                                                             14,201
          -------------------------------------------------------------------------

          CONSUMER PRODUCTS -- 1.7%
    188   Altria Group, Inc.                                                  9,111

          DIVERSIFIED -- 7.4%
    777   General Electric Co.                                               26,525
    424   Tyco International LTD (Bermuda)                                   13,211
          -------------------------------------------------------------------------
                                                                             39,736
          -------------------------------------------------------------------------

          FINANCIAL SERVICES -- 12.5%
    199   CIT Group, Inc.                                                $    8,048
    549   Citigroup, Inc.                                                    24,351
    133   Freddie Mac                                                         8,831
    137   Goldman Sachs Group, Inc.                                          13,498
    154   Merrill Lynch & Co., Inc.                                           8,318
    126   Washington Mutual, Inc.                                             4,881
          -------------------------------------------------------------------------
                                                                             67,927
          -------------------------------------------------------------------------

          FOOD/BEVERAGE PRODUCTS -- 2.5%
    235   Kraft Foods, Inc., Class A                                          7,815
    133   The Coca-Cola Co.                                                   5,387
          -------------------------------------------------------------------------
                                                                             13,202
          -------------------------------------------------------------------------

          HEALTH CARE/HEALTH CARE SERVICES -- 1.4%
     71   Boston Scientific Corp.*                                            2,499
    138   HCA, Inc.                                                           5,051
          -------------------------------------------------------------------------
                                                                              7,550
          -------------------------------------------------------------------------

          INSURANCE -- 7.0%
    160   AMBAC Financial Group, Inc.                                        12,506
    238   RenaissanceRe Holdings LTD (Bermuda)                               11,143
    141   Torchmark Corp.                                                     7,638
    183   Willis Group Holdings LTD
          (United Kingdom)                                                    6,593
          -------------------------------------------------------------------------
                                                                             37,880
          -------------------------------------------------------------------------

          MANUFACTURING -- 1.9%
    177   Honeywell International, Inc.                                       5,951
    182   Timken Co.                                                          4,363
          -------------------------------------------------------------------------
                                                                             10,314
          -------------------------------------------------------------------------

          METALS/MINING -- 1.7%
    278   Alcoa, Inc.                                                         9,038

          MULTI-MEDIA -- 4.8%
    177   Comcast Corp., Special Class A*                                     5,128
    133   Gannett Co., Inc.                                                  11,057
    261   Viacom, Inc., Class B                                               9,517
          -------------------------------------------------------------------------
                                                                             25,702
          -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          OIL & GAS -- 11.0%
    211   ChevronTexaco Corp.                                            $   11,211
    161   ConocoPhillips                                                     13,565
     81   Devon Energy Corp.                                                  5,955
    485   Exxon Mobil Corp.                                                  23,887
    168   GlobalSantaFe Corp.                                                 4,959
          -------------------------------------------------------------------------
                                                                             59,577
          -------------------------------------------------------------------------

          PACKAGING -- 1.0%
    310   Smurfit-Stone Container Corp.*                                      5,373

          PHARMACEUTICALS -- 4.2%
    126   GlaxoSmithKline PLC
          (United Kingdom), ADR                                               5,334
    148   Johnson & Johnson                                                   8,629
     95   Pfizer, Inc.                                                        2,750
    145   Wyeth                                                               5,740
          -------------------------------------------------------------------------
                                                                             22,453
          -------------------------------------------------------------------------

          REAL ESTATE INVESTMENT TRUST -- 1.1%
    170   Archstone-Smith Trust                                               5,687

          RESTAURANTS/FOOD SERVICES -- 1.7%
    318   McDonald's Corp.                                                    9,261

          RETAILING -- 4.9%
     67   AutoZone, Inc.*                                                     5,465
    166   CVS Corp.                                                           7,206
    287   Safeway, Inc.*                                                      5,242
    343   The TJX Companies, Inc.                                             8,218
          -------------------------------------------------------------------------
                                                                             26,131
          -------------------------------------------------------------------------

          TELECOMMUNICATIONS -- 4.4%
    333   SBC Communications, Inc.                                       $    8,419
    394   Verizon Communications, Inc.                                       15,398
          -------------------------------------------------------------------------
                                                                             23,817
          -------------------------------------------------------------------------

          TEXTILES -- 1.1%
     70   Mohawk Industries, Inc.*                                            5,939

          UTILITIES -- 4.6%
     92   Entergy Corp.                                                       6,000
    116   FPL Group, Inc.                                                     7,992
    209   PPL Corp.                                                          10,858
          -------------------------------------------------------------------------
                                                                             24,850
          -------------------------------------------------------------------------
          Total Common Stocks                                               529,617
          (Cost $479,915)

SHORT-TERM INVESTMENT -- 3.2%

          MONEY MARKET FUND -- 3.2%
 17,260   JPMorgan Prime Money Market Fund (a)                               17,260
          (Cost $17,260)
          TOTAL INVESTMENTS -- 101.5%                                    $  546,877
          (COST $497,175)
          LIABILITIES IN EXCESS OF OTHER
          ASSETS -- (1.5)%                                                   (8,124)
          -------------------------------------------------------------------------
          NET ASSETS -- 100.0%                                           $  538,753
          -------------------------------------------------------------------------

          Percentages indicated are based on net assets of $538,753.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE SHORT-INTERMEDIATE INCOME FUND

PORTFOLIO OF INVESTMENTS                 AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.2%

          PREFERRED STOCKS -- 0.5%

          FINANCIAL SERVICES -- 0.5%
      3   Pinto Totta International Finance,
          7.77%, FRN, #                                                  $    3,808
          (Cost $3,903)

PRINCIPAL
AMOUNT
-----------------------------------------------------------------------------------
          U.S. TREASURY SECURITY -- 0.1%
          UNITED STATES -- 0.1%

$   400   U.S. Treasury Notes & Bonds,
          2.00%, 08/31/05 @                                                     399
          (Cost $401)

          STATE AND MUNICIPAL OBLIGATIONS -- 82.5%
          ARIZONA -- 1.5%
  1,500   Maricopa County Pollution
          Control Corp., PCR, Southern
          California Edison Co., Ser. A, Rev., Adj.,
          2.90%, 06/01/35                                                     1,477
  1,000   Maricopa County School
          District No. 6-Washington
          Elementary, Ser. B, GO,
          7.10%, 07/01/06                                                     1,080
  7,300   Maricopa County Unified School
          District No. 97-Deer Valley, GO, FGIC,
          5.00%, 07/01/10                                                     8,086
          -------------------------------------------------------------------------
                                                                             10,643
          -------------------------------------------------------------------------

          CALIFORNIA -- 7.3%
  5,000   California Pollution Control Financing
          Authority, Ser. D, Rev., Adj.,
          2.00%, 02/28/08                                                     4,955
  7,000   California State Department of
          Water Resources, Power Supply,
          Ser. A, Rev., MBIA, 5.25%, 05/01/10                                 7,840
  5,000   California State, Economic Recovery,
          Ser. B, GO, Adj., 5.00%, 07/01/23                                   5,365
 10,000   California State, Economic Recovery,
          Ser. B, GO, Adj., 5.00%, 07/01/23                                  10,902
  1,000   California State, GO, 7.00%, 08/01/07                               1,123
  3,500   California Statewide Communities
          Development Authority, Kaiser
          Permanente, Ser. F, Rev., Adj.,
          2.30%, 04/01/33                                                     3,492
$ 5,000   California Statewide Communities
          Development Authority,
          Kaiser Permanente, Ser. G, Rev., Adj.,
          2.30%, 04/01/34                                                $    4,988
  1,000   Central Valley School District
          Financing Authority,
          Ser. A, Rev., MBIA, 6.20%, 02/01/10                                 1,163
  6,365   Los Angeles Unified School District,
          Election 2004, Ser. A, GO, MBIA,
          5.00%, 07/01/07                                                     6,856
  3,500   Sacramento County Sanitation District,
          Ser. A, Rev., 5.88%, 12/01/27                                       3,676
  1,000   Santa Clara County Financing Authority,
          Measure B, Transportation Improvement
          Program, Rev., 4.00%, 08/01/05                                      1,016
          -------------------------------------------------------------------------
                                                                             51,376
          -------------------------------------------------------------------------

          COLORADO -- 1.6%
  5,000   Colorado Department of Transportation,
          RAN, AMBAC, 5.75%, 06/15/07                                         5,481
  2,500   Colorado Health Facilities Authority,
          Evangelical Lutheran, Ser. B, Rev, Adj,
          3.75%, 06/01/34                                                     2,519
  3,040   Regional Transportation District,
          Transit Vehicles, COP,
          Ser. A, Adj., AMBAC, 2.30%, 12/01/22                                3,043
          -------------------------------------------------------------------------
                                                                             11,043
          -------------------------------------------------------------------------
          CONNECTICUT -- 0.8%
  2,000   Connecticut Resource Recovery
          Authority, American Ref-Fuel Co.,
          Ser. A, Rev., MBIA, 5.50%, 11/15/05                                 2,067
  3,500   Connecticut State Development
          Authority, PCR, Ser. A, Rev., Adj., AMBAC,
          3.35%, 05/01/31                                                     3,546
          -------------------------------------------------------------------------
                                                                              5,613
          -------------------------------------------------------------------------

          FLORIDA -- 2.4%
  1,000   Escambia County Health Facilities
          Authority, Ascension Health Credit,
          Ser. A, Rev., 5.00%, 11/15/06                                       1,057

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          FLORIDA -- CONTINUED
$ 1,855   Escambia County Health Facilities
          Authority, Ascension Health Credit,
          Ser. A-1, Rev., (p), AMBAC,
          5.75%, 11/15/09                                                $    2,128
  4,400   Florida State Turnpike Authority,
          Department of Transportation,
          Ser. A, Rev., FSA, 5.25%, 07/01/08                                  4,843
  8,200   Reedy Creek Improvement District,
          Florida Utilities, Ser. 2, Rev., MBIA,
          5.25%, 10/01/11                                                     9,257
          -------------------------------------------------------------------------
                                                                             17,285
          -------------------------------------------------------------------------

          GEORGIA -- 2.9%
  1,680   Fulco Hospital Authority, Health Systems,
          Catholic Health East, Ser. A,
          Rev., RAC, MBIA, 5.50%, 11/15/08                                    1,877
  7,000   Georgia State Road & Tollway Authority,
          Governors Transportation Choices, Rev.,
          5.00%, 03/01/08                                                     7,616
 10,195   Private Colleges & Universities Authority,
          Emory University, Ser. A, Rev.,
          5.00%, 09/01/09                                                    11,256
          -------------------------------------------------------------------------
                                                                             20,749
          -------------------------------------------------------------------------

          ILLINOIS -- 2.5%
  2,625   Chicago, Illinois, Tax Increment, Pilsen
          Redevelopment, Ser. A, Tax Allocation,
          AMBAC, 4.35%, 06/01/13                                              2,665
  1,015   Grundy County School District
          No. 54 Morris, Ser. A, GO, AMBAC,
          5.50%, 12/01/08                                                     1,137
  4,000   Illinois Development Finance Authority,
          Gas Supply, Peoples Gas Light & Coke,
          Ser. B, Rev., Adj., AMBAC,
          3.05%, 02/01/33                                                     4,064
  2,500   Illinois Development Finance Authority,
          PCR, Illinois Power Company Project,
          Ser. A, Rev., (p), 7.38%, 07/01/06                                  2,761
  1,350   Illinois Health Facilities Authority,
          University of Chicago Hospital System,
          Rev., MBIA, 5.00%, 08/15/07                                         1,450
  5,500   Illinois State, GO, FGIC, 5.13%, 12/01/10                           5,809
          -------------------------------------------------------------------------
                                                                             17,886
          -------------------------------------------------------------------------

          INDIANA -- 0.7%
$ 3,300   Indiana Transportation Finance Authority,
          Airport Facilities Lease, Ser. A, Rev.,
          AMBAC, 6.00%, 11/01/06                                         $    3,546
  1,010   St. Joseph County Hospital Authority,
          Health System, Ser. A, Rev.,
          MBIA, 5.50%, 08/15/08                                               1,116
          -------------------------------------------------------------------------
                                                                              4,662
          -------------------------------------------------------------------------

          IOWA -- 0.3%
  1,895   Iowa Finance Authority, Hospital Facility,
          Health System, Ser. A, Rev., MBIA,
          5.25%, 07/01/07                                                     2,025

          KENTUCKY -- 0.1%
    825   Owensboro, Kentucky, Electric
          Light & Power, Rev., (p), 6.85%, 01/01/08                             888

          MARYLAND -- 7.3%
  2,000   Maryland State Health & Higher
          Educational Facilities Authority,
          Johns Hopkins Hospital, Ser. A,
          Rev., 4.50%, 08/01/05                                               2,037
 11,525   Maryland State, State and Local Facilities,
          Second Series, GO, 5.00%, 08/01/07                                 12,444
  4,000   Northeast Waste Disposal Authority,
          Resource Recovery Revenue, Solid Waste,
          Montgomery County Resource Recovery
          Project, Ser. A, Rev., 6.00%, 07/01/07                              4,300
  5,410   Northeast Waste Disposal Authority,
          Resource Recovery Revenue, Solid Waste,
          Rev., AMBAC, 5.25%, 04/01/09                                        5,877
 12,440   University System of Maryland,
          Auxiliary Facilities & Tuition, Ser. A, Rev.,
          5.00%, 04/01/08                                                    13,530
 11,905   Washington Suburban Sanitation District,
          General Construction, GO,
          5.00%, 06/01/11                                                    13,323
          -------------------------------------------------------------------------
                                                                             51,511
          -------------------------------------------------------------------------

          MASSACHUSETTS -- 1.3%
  5,000   Massachusetts State, CONS,
          Ser. B, GO, (p), 6.00%, 06/01/10                                    5,796
  3,365   Massachusetts State, CONS,
          Ser. D, GO, (p), 5.25%, 11/01/06                                    3,614
          -------------------------------------------------------------------------
                                                                              9,410
          -------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          MICHIGAN -- 1.1%
$ 1,000   Michigan Higher Education Student
          Loan Authority, Student Loan,
          Ser. XVII-I, Rev., AMBAC,
          3.30%, 03/01/09                                                $    1,007
  1,000   Michigan State Hospital Finance
          Authority, Ascension Health Credit,
          Ser. A, Rev., (p), MBIA, 5.75%, 11/15/09                            1,152
  3,000   Michigan State Hospital Finance
          Authority, Ascension Health Credit,
          Ser. B, Rev., Adj., 5.38%, 11/15/33                                 3,263
  1,000   Michigan State, GO, 5.25%, 12/01/10                                 1,125
  1,000   Michigan Strategic Fund,
          Dow Chemical Project, Rev., Adj.,
          4.60%, 06/01/14                                                     1,060
          -------------------------------------------------------------------------
                                                                              7,607
          -------------------------------------------------------------------------

          MINNESOTA -- 0.1%
  1,000   Minnesota Housing Finance Agency,
          Residential Housing, Ser. K-1, Rev.,
          2.25%, 07/01/17                                                       988

          MISSISSIPPI -- 0.3%
  2,300   Mississippi Business Finance Corp.,
          Solid Waste Disposal, Waste
          Management, Inc. Project, Rev., Adj.,
          2.30%, 03/01/27                                                     2,279

          NEW JERSEY -- 9.5%
  2,550   New Jersey Economic Development
          Authority, Cigarette Tax, Rev.,
          5.00%, 06/15/07                                                     2,708
  3,000   New Jersey Economic Development
          Authority, Cigarette Tax, Rev., FGIC,
          5.00%, 06/15/09                                                     3,279
  3,000   New Jersey Economic Development
          Authority, Cigarette Tax, Rev., FSA,
          5.00%, 06/15/09                                                     3,279
 12,150   New Jersey Economic Development
          Authority, School Facilities
          Construction, Ser. G, Rev.,
          5.00%, 09/01/09                                                    13,333
$ 5,000   New Jersey Transportation Trust Fund
          Authority, Transportation System,
          Ser. A, Rev., MBIA, 5.00%, 12/15/07                            $    5,316
 10,000   New Jersey Transportation Trust Fund
          Authority, Transportation System,
          Ser. B, Rev., (p), MBIA, 6.00%, 12/15/11                           11,881
 12,690   New Jersey Transportation Trust Fund
          Authority, Transportation System,
          Ser. B, Rev., (p), MBIA, 6.00%, 12/15/11                           15,076
 10,000   New Jersey Transportation Trust Fund
          Authority, Transportation System,
          Ser. B, Rev., FGIC, 5.25%, 12/15/11                                11,303
          -------------------------------------------------------------------------
                                                                             66,175
          -------------------------------------------------------------------------

          NEW MEXICO -- 0.1%
    340   New Mexico State Highway
          Commission, Common Tax, Sub Lien,
          Ser. B, Rev., 5.00%, 06/15/06                                         357
    660   New Mexico State Highway Commission,
          Common Tax, Sub Lien, Ser. B, Rev., (p),
          5.00%, 06/15/06                                                       693
          -------------------------------------------------------------------------
                                                                              1,050
          -------------------------------------------------------------------------

          NEW YORK -- 8.7%
  3,000   Dutchess County IDA, IBM Project,
          Rev., Adj., 5.45%, 12/01/29                                         3,324
  1,400   Long Island Power Authority,
          Electric Systems, Ser. 8, Sub Ser. 8-F,
          Rev., Adj., MBIA, 5.00%, 04/01/11                                   1,467
  1,280   Long Island Power Authority,
          Electric Systems, Ser. B, Rev.,
          5.00%, 06/01/05                                                     1,302
  3,500   Long Island Power Authority,
          Electric Systems, Ser. B, Rev.,
          5.00%, 06/01/06                                                     3,650
  2,500   Municipal Assistance Corp.
          for the City of New York,
          Ser. G, Rev., 6.00%, 07/01/06                                       2,667
  1,300   Municipal Assistance Corp.
          for the City of New York,
          Ser. O, Rev., 5.25%, 07/01/08                                       1,433

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          NEW YORK -- CONTINUED
$ 2,000   New York City Health & Hospital Corp.,
          Health Systems, Ser. A, Rev., AMBAC,
          5.00%, 02/15/09                                                $    2,192
  3,720   New York City Municipal Water Finance
          Authority, Water & Sewer System,
          Ser. B, Rev., (p), FSA, 5.88%, 06/15/06                             3,973
  5,000   New York City Municipal Water Finance
          Authority, Water & Sewer System,
          Ser. B, Rev., MBIA, 5.80%, 06/15/29                                 5,496
    800   New York City, New York, Ser. B, GO,
          5.10%, 08/01/08                                                       863
  5,000   New York City, New York, Ser. D, GO,
          MBIA, 6.20%, 02/01/07                                               5,441
  1,400   New York City, New York, Ser. F, GO,
          5.70%, 08/01/06                                                     1,481
  3,000   New York City, New York, Ser. G, GO,
          5.00%, 08/01/07                                                     3,217
  5,000   New York City, New York, Ser. G, GO,
          MBIA, 5.00%, 08/01/10                                               5,404
  1,800   New York Convention Center
          Operating Corp., Yale Building
          Acquisition Project, COP,
          5.25%, 06/01/08                                                     1,873
  1,000   New York State Dormitory Authority,
          City University System, Ser. E, Rev,
          5.75%, 07/01/06                                                     1,060
  2,530   New York State Dormitory Authority,
          Department of Health, Ser. 2, Rev.,
          5.00%, 07/01/09                                                     2,767
  2,940   New York State Dormitory Authority,
          Department of Health, Ser. 2, Rev.,
          5.00%, 07/01/10                                                     3,229
  6,480   New York State Dormitory Authority,
          Hospital, Ser. A, Rev., FSA,
          5.00%, 02/15/10                                                     7,137
  1,310   New York State Dormitory Authority,
          State Department of Health, Rev.,
          5.25%, 07/01/08                                                     1,432
  1,835   Triborough Bridge & Tunnel Authority,
          General Purpose, Ser. SR, Rev., (p),
          5.00%, 01/01/07                                                     1,894
          -------------------------------------------------------------------------
                                                                             61,302
          -------------------------------------------------------------------------

          NORTH CAROLINA -- 4.7%
$ 2,500   Guilford County, GO, 4.00%, 10/01/22                           $    2,628
    500   North Carolina Municipal Power
          Agency No. 1, Catawba, Taxable,
          Ser. B, Rev., 3.26%, 01/01/05                                         500
 11,720   North Carolina State, GO,
          5.00%, 03/01/09                                                    12,910
  5,380   North Carolina State, Ser. A, GO,
          5.00%, 06/01/10                                                     5,980
 10,010   North Carolina State, Ser. A, GO, (p),
          5.00%, 04/01/08                                                    11,115
          -------------------------------------------------------------------------
                                                                             33,133
          -------------------------------------------------------------------------

          OHIO -- 2.9%
  3,500   Gateway Economic Development
          Corporation, Greater Cleveland
          Excise Tax, Senior Lien, FSA,
          5.13%, 09/01/05                                                     3,590
  1,500   Ohio State Air Quality Development
          Authority, Ohio Edison Project,
          Ser. A, Rev., Adj., AMBAC,
          3.25%, 02/01/15                                                     1,517
    500   Ohio State Air Quality Development
          Authority, Pollution Control, Ohio
          Edison Project, Ser. C, Rev., Adj.,
          5.80%, 06/01/16                                                       501
 13,415   Ohio State Building Authority,
          State Facilities, Administration
          Builing Fund Project, Ser. B, Rev.,
          MBIA, 5.00%, 10/01/12                                              15,033
          -------------------------------------------------------------------------
                                                                             20,641
          -------------------------------------------------------------------------

          OREGON -- 1.6%
  5,410   Multnomah County, GO, AMBAC,
          5.00%, 08/01/10                                                     6,009
  5,000   Salem-Keizer School District No. 24J,
          School Board Guaranty, GO, (p),
          5.00%, 06/01/09                                                     5,517
          -------------------------------------------------------------------------
                                                                             11,526
          -------------------------------------------------------------------------

          PENNSYLVANIA -- 1.7%
 10,000   Pennsylvania State, Second Ser.,
          GO, FGIC, 5.00%, 07/01/09                                          11,039

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          PENNSYLVANIA -- CONTINUED
$ 1,000   Pittsburgh, Pennsylvania, Ser.
          2002-2004,2006,2008 & 2009, GO,
          AMBAC, 5.00%, 09/01/06                                         $    1,054
          -------------------------------------------------------------------------
                                                                             12,093
          -------------------------------------------------------------------------

          PUERTO RICO -- 0.5%
  3,000   Puerto Rico Highway & Transportation
          Authority, Ser. AA, Rev.,
          5.00%, 07/01/07                                                     3,208

          SOUTH CAROLINA -- 0.6%
  2,000   South Carolina State, Capital
          Improvement, Ser. A, GO,
          5.00%, 01/01/09                                                     2,201

  2,000   South Carolina Transportation
          Infrastructure Bank, Ser. A, Rev., MBIA,
          5.00%, 10/01/10                                                     2,190
          -------------------------------------------------------------------------
                                                                              4,391
          -------------------------------------------------------------------------

          TEXAS -- 6.2%
  1,925   Brazos River Authority, PCR,
          Utilities Electric Co., Ser. B, Rev., Adj.,
          5.05%, 06/01/30                                                     1,977
  2,500   Brazos River Harbor Navigation District,
          Brazoria County Environmental,
          Dow Chemical Co. Project,
          Ser. A-3, Rev., Adj., 4.95%, 05/15/33                               2,631
 10,000   Harris County, Toll Road, Ser. B-2,
          Rev., Adj. FGIC, 5.00%, 08/15/21                                   10,942
 10,000   Houston, Texas, Water & Sewer
          System, Junior Lien, Ser. B, Rev., (p),
          FGIC, 5.25%, 12/01/10                                              11,307
 10,000   Houston, Texas, Water & Sewer System,
          Junior Lien, Ser. D, Rev., (p), FGIC,
          5.00%, 12/01/07                                                    11,035
  2,475   Matagorda County Navigation District
          No. 1, PCR, Central Power & Light
          Co., Ser. A, Rev., Adj, 4.55%, 11/01/29                             2,572
  3,000   Travis County Health Facilities
          Development Corp., Ascension Health
          Credit, Ser. A, Rev., MBIA,
          5.75%, 11/15/07                                                     3,267
          -------------------------------------------------------------------------
                                                                             43,731
          -------------------------------------------------------------------------

          VIRGINIA -- 9.0%
$ 2,000   Big Stone Gap Redevelopment & Housing
          Authority, Correctional Facilities Lease,
          Rev., 5.00%, 09/01/07                                          $    2,154
  5,000   Fairfax County, Public Improvement,
          Ser. A, GO, 5.00%, 04/01/07                                         5,360
  7,120   Loudoun County, Public Improvement,
          Ser. A, GO, 5.00%, 05/01/08                                         7,782
  2,000   Louisa IDA, Solid Waste & Sewer Disposal,
          Electric & Power Co. Project, Ser. A,
          Rev., Adj., 2.30%, 03/01/31                                         1,973
  2,610   Peninsula Ports Authority, Dominion
          Terminal Association Project,
          Rev., Adj., 3.30%, 10/01/33                                         2,643
  7,950   Richmond, Virginia, Ser. B, GO, FSA,
          5.00%, 07/15/10                                                     8,824
  5,280   Virginia Beach, Virginia, Public
          Improvement, Ser. B, GO,
          5.00%, 05/01/11                                                     5,873
  3,505   Virginia Beach, Virginia,
          Public Improvement, Ser. B, GO,
          5.00%, 05/01/12                                                     3,921
  3,000   Virginia Beach, Virginia,
          Public Improvement, Ser. B, GO,
          5.00%, 05/01/13                                                     3,362
  8,500   Virginia Commonwealth Transportation
          Board, Federal Highway Reimbursement
          Notes, Rev., 5.00%, 10/01/11                                        9,493
 10,560   Virginia Public Building Authority,
          Public Facilities, Ser. B, Rev.,
          5.00%, 08/01/08                                                    11,573
          -------------------------------------------------------------------------
                                                                             62,958
          -------------------------------------------------------------------------

          WASHINGTON -- 3.8%
  5,000   Clark County Public Utility District
          No. 1, Generating Systems,
          Rev., FGIC, (p), 6.00%, 01/01/07                                    5,410
  1,070   Conservation & Renewable Energy
          System, Conservation Project,
          Rev., 5.00%, 10/01/06                                               1,129
  1,175   Conservation & Renewable Energy
          System, Conservation Project,
          Rev., 5.00%, 10/01/07                                               1,266

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          WASHINGTON -- CONTINUED
$ 3,170   Port of Seattle, Ser. B, GO, FSA,
          5.00%, 11/01/09                                                $    3,473
 11,100   Port of Seattle, Ser. C, GO, FSA,
          5.25%, 11/01/11                                                    12,370
  2,000   Snohomish County Public Utility
          District No. 1, Electric, Rev.,
          5.00%, 12/01/05                                                     2,063
  1,310   Tacoma, Washington, Conservation
          System Project, Rev., 5.00%, 12/01/07                               1,417
          -------------------------------------------------------------------------
                                                                             27,128
          -------------------------------------------------------------------------

          WISCONSIN -- 3.0%
  2,500   Wisconsin State Health & Educational
          Facilities Authority, Ministry Health
          Care, Inc., Ser. B, Rev.,
          3.50%, 05/15/07                                                     2,531
 17,205   Wisconsin State, Petroleum Inspection
          Fee, Ser. 1, Rev., FSA, 5.00%, 07/01/10                            18,980
          -------------------------------------------------------------------------
                                                                             21,511
          -------------------------------------------------------------------------
          Total State and Municipal Obligations                             582,812
          (Cost $579,885)
          -------------------------------------------------------------------------

          CORPORATE NOTES & BONDS -- 7.6%
          AGRICULTURAL PRODUCTION/SERVICES -- 0.2%
  1,350   National Agricultural Cooperative
          Federation (South Korea), 5.75% to 06/09,
          thereafter FRN, 06/18/14                                            1,412

          BANKING -- 1.0%
  1,800   Bacob Bank SC (Belgium),
          7.25%, to 09/07; thereafter FRN,
          12/31/49,                                                           1,962

          KorAm Bank (South Korea),
  2,650   4.68% to 06/08; thereafter FRN,
          06/18/13, Ser. E, MTN                                               2,707
  2,200   6.95%, 12/06/11                                                     2,354
          -------------------------------------------------------------------------
                                                                              7,023
          -------------------------------------------------------------------------

          COMPUTERS/COMPUTER HARDWARE -- 0.1%
    750   Hewlett-Packard Co., 3.63%, 03/15/08                                  755

          CONSUMER PRODUCTS -- 0.7%
$ 2,650   Diageo Finance BV (The Netherlands),
          3.00%, 12/15/06                                                $    2,650
  2,200   Deluxe Corp., 3.50%, 10/01/07, #                                    2,181
          -------------------------------------------------------------------------
                                                                              4,831
          -------------------------------------------------------------------------

          FINANCIAL SERVICES -- 2.6%
  3,550   BNP U.S. Funding LLC, 7.74% to 12/07;
          thereafter FRN, 12/31/49, #                                         3,982
  5,350   Capital One Financial Corp.,
          8.75%, 02/01/07                                                     5,964
  1,400   MBNA America Bank N.A.,
          4.63%, 08/03/09                                                     1,437
  1,300   Mizuho JGB Investment LLC,
          9.87% to 06/08;
          thereafter FRN, 12/31/49, #                                         1,527
  4,950   Natexis AMBS Co., LLC, 8.44% to 06/08;
          thereafter FRN, 12/31/49, #                                         5,687
          -------------------------------------------------------------------------
                                                                             18,597
          -------------------------------------------------------------------------

          INSURANCE -- 0.5%
  3,400   Prudential Financial, Inc.,
          4.10%, 11/15/06                                                     3,462

          METALS/MINING -- 0.7%
  4,400   BHP Finance USA LTD (Australia)
          (Yankee), 6.69%, 03/01/06                                           4,606

          PHARMACEUTICALS -- 0.1%
    750   Hospira, Inc., 4.95%, 06/15/09                                        769

          TELECOMMUNICATIONS -- 1.4%
  1,750   France Telecom (France),
          7.95%, 03/01/06                                                     1,862
  1,950   Deutsche Telekom International
          Finance BV (The Netherlands),
          8.25%, 06/15/05                                                     2,017
          Telecom Italia Capital SA (Luxembourg)
  1,600   4.00%, 11/15/08                                                     1,611
  1,350   4.00%, 01/15/10, #                                                  1,337
  2,825   Sprint Capital Corp., 6.00%, 01/15/07                               2,987
          -------------------------------------------------------------------------
                                                                              9,814
          -------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          UTILITIES -- 0.3%
$ 1,400   FPL Group Capital, Inc.,
          1.88%, 03/30/05                                                $    1,397
    800   Public Service Co. of Colorado,
          4.38%, 10/01/08                                                       820
          -------------------------------------------------------------------------
                                                                              2,217
          -------------------------------------------------------------------------
          Total Corporate Notes & Bonds                                      53,486
          (Cost $53,747)
          -------------------------------------------------------------------------

          RESIDENTIAL MORTGAGE BACKED SECURITIES -- 3.3%
          COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.3%
          Structured Adjustable Rate
          Mortgage Loan Trust,
  6,350   4.73%, 07/25/34,
          Ser. 2004-8, Class 5A2, FRN                                         6,415
  7,789   5.02%, 06/25/34,
          Ser. 2004-6, Class 5A1, FRN                                         7,868
          Wells Fargo Mortgage Backed
          Securities Trust,
  4,950   3.54%, 09/25/34,
          Ser. 2004-S, Class A3, FRN                                          4,953
  4,200   4.82%, 07/25/34,
          Ser. 2004-L, Class A2, FRN                                          4,247
          -------------------------------------------------------------------------
          Total Residential Mortgage
          Backed Securities                                                  23,483
          (Cost $23,469)
          -------------------------------------------------------------------------

          COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.7%
  3,250   Credit Suisse First Boston Mortgage
          Securities Corp., 4.30%, 07/15/36,
          Ser. 2004-C3, Class A3                                              3,308
          LB-UBS Commercial Mortgage Trust,
  9,150   3.25%, 03/15/29,
          Ser. 2004-C2, Class A2                                              8,984
  6,850   3.48%, 07/15/27, Ser. 2003-C5, Class A2                             6,816
          -------------------------------------------------------------------------
          Total Commercial Mortgage
          Backed Securities                                                  19,108
          (Cost $19,190)
          -------------------------------------------------------------------------

          ASSET BACKED SECURITIES -- 0.1%
$   800   Capital One Auto Finance Trust, 3.18%,
          09/15/10, Ser. 2003-B, Class A4
          (Cost $800)                                                    $      799
          -------------------------------------------------------------------------

          PARTICIPATORY NOTE -- 0.4%
          DIVERSIFIED -- 0.4%
  2,600   Tyco International Group SA
          Participation Certificate Trust,
          4.44%, 06/15/07, #
          (Cost $2,600)                                                       2,667
          -------------------------------------------------------------------------
          Total Long-Term Investments                                       686,562
          (Cost $683,995)
          -------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.1%
-----------------------------------------------------------------------------------

          U.S. TREASURY SECURITY -- 0.0% ^
    200   U.S. Treasury Bill, 1.74%, 01/13/05,
          (Cost $199) @                                                         199

          STATE AND MUNICIPAL SECURITIES -- 1.1%
          CALIFORNIA -- 0.7%
  5,625   California State, Ser. D-1, GO, FRDO,
          1.95%, 02/10/05                                                     5,617

          OKLAHOMA -- 0.4%
  2,500   Oklahoma Development Finance
          Authority, ConocoPhillips Co. Project,
          Rev., FRDO, 1.35%, 12/01/04                                         2,499
          -------------------------------------------------------------------------
          Total State and Municipal Securities                                8,116
          (Cost $8,125)
          -------------------------------------------------------------------------
          Total Short-Term Investments                                        8,315
          (Cost $8,324)
          -------------------------------------------------------------------------
          TOTAL INVESTMENTS -- 98.3%                                     $  694,877
          (COST $692,319)
          OTHER ASSETS IN EXCESS OF
          LIABILITIES -- 1.7%                                                11,778
          -------------------------------------------------------------------------
          NET ASSETS -- 100.0%                                           $  706,655
          -------------------------------------------------------------------------

          Percentages indicated are based on net assets of $706,655.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                       NOTIONAL             UNREALIZED
NUMBER OF                                                          EXPIRATION          VALUE AT           APPRECIATION
CONTRACTS DESCRIPTION                                                    DATE    10/31/04 (USD)   (DEPRECIATION) (USD)
----------------------------------------------------------------------------------------------------------------------
          LONG FUTURES OUTSTANDING
74        10 Year Canadian Bond                                December, 2004    $        6,743   $                 44
160       Euro-SHATZ                                           December, 2004            21,625                     94
74        Euro-BOBL                                            December, 2004            10,574                     99
33        Eurodollar                                           December, 2004             8,058                     --^^
19        Eurodollar                                           December, 2005             4,603                      4

          SHORT FUTURES OUTSTANDING
(83)      Euro-BUND                                            December, 2004           (12,347)                  (162)
(21)      10 Year Japanese Bond                                December, 2004           (27,320)                  (337)
(221)     2 Year Treasury Note                                 December, 2004           (46,800)                  (112)
(340)     5 Year Treasury Note                                 December, 2004           (37,868)                  (390)
(63)      10 Year Treasury Note                                December, 2004            (7,154)                   (33)
(52)      Eurodollar                                           December, 2006           (12,516)                    (5)

SWAP CONTRACTS

                                                                                     UNDERLYING             UNREALIZED
                                                                   EXPIRATION          NOTIONAL           APPRECIATION
DESCRIPTIONS                                                             DATE             VALUE          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Swap -- price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 3.25%, 08/15/08, price less 100.08,
JPMorgan pays positive, receives negative.                           11/18/04    $       28,100   $               (165)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE U.S. EQUITY FUND

PORTFOLIO OF INVESTMENTS                      AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.4%
          COMMON STOCKS -- 98.4%

          AEROSPACE -- 1.7%
    395   Raytheon Co.                                                   $   14,409
     34   United Technologies Corp.                                           3,156
          -------------------------------------------------------------------------
                                                                             17,565
          -------------------------------------------------------------------------

          AUTOMOTIVE -- 0.2%
     35   Johnson Controls, Inc.                                              2,007

          BANKING -- 3.2%
    723   Bank of America Corp.                                              32,388

          BIOTECHNOLOGY -- 1.3%
    237   Amgen, Inc.*                                                       13,479

          BUSINESS SERVICES -- 2.0%
    835   Accenture LTD (Bermuda), Class A*                                  20,215

          CHEMICALS -- 2.0%
    486   Praxair, Inc.                                                      20,509

          COMPUTER NETWORKS -- 2.1%
  1,097   Cisco Systems, Inc.*                                               21,079

          COMPUTER SOFTWARE -- 4.8%
  1,363   Microsoft Corp.                                                    38,138
    827   Oracle Corp.*                                                      10,467
          -------------------------------------------------------------------------
                                                                             48,605
          -------------------------------------------------------------------------

          COMPUTERS/COMPUTER HARDWARE -- 5.3%
  1,011   Hewlett-Packard Co.                                                18,856
    165   International Business Machines Corp.                              14,842
    236   Lexmark International, Inc., Class A*                              19,573
          -------------------------------------------------------------------------
                                                                             53,271
          -------------------------------------------------------------------------

          CONSTRUCTION MATERIALS -- 0.2%
     53   American Standard Companies, Inc.*                                  1,935

          CONSUMER PRODUCTS -- 3.1%
    528   Altria Group, Inc.                                                 25,594
    116   Procter & Gamble Co.                                                5,955
          -------------------------------------------------------------------------
                                                                             31,549
          -------------------------------------------------------------------------

          DIVERSIFIED -- 8.2%
  1,357   General Electric Co.                                           $   46,296
  1,156   Tyco International LTD (Bermuda)                                   36,003
          -------------------------------------------------------------------------
                                                                             82,299
          -------------------------------------------------------------------------

          FINANCIAL SERVICES -- 12.0%
    319   American Express Co.                                               16,903
    818   Citigroup, Inc.                                                    36,274
    493   Freddie Mac                                                        32,801
    424   Morgan Stanley                                                     21,667
    314   Washington Mutual, Inc.                                            12,170
          -------------------------------------------------------------------------
                                                                            119,815
          -------------------------------------------------------------------------

          FOOD/BEVERAGE PRODUCTS -- 4.0%
    624   Kraft Foods, Inc., Class A                                         20,772
    489   The Coca-Cola Co.                                                  19,869
          -------------------------------------------------------------------------
                                                                             40,641
          -------------------------------------------------------------------------

          HEALTH CARE/HEALTH CARE SERVICES -- 3.5%
    278   Boston Scientific Corp.*                                            9,813
    243   Guidant Corp.                                                      16,156
    260   HCA, Inc.                                                           9,557
          -------------------------------------------------------------------------
                                                                             35,526
          -------------------------------------------------------------------------

          INSURANCE -- 4.6%
    250   AMBAC Financial Group, Inc.                                        19,497
    197   RenaissanceRe Holdings LTD (Bermuda)                                9,224
    262   The Allstate Corp.                                                 12,585
    138   Willis Group Holdings LTD
          (United Kingdom)                                                    4,961
          -------------------------------------------------------------------------
                                                                             46,267
          -------------------------------------------------------------------------

          MANUFACTURING -- 0.5%
     83   Cooper Industries LTD, Class A                                      5,291

          METALS/MINING -- 1.0%
    305   Alcoa, Inc.                                                         9,925

          MULTI-MEDIA -- 5.6%
    525   Comcast Corp., Special Class A*                                    15,237
    150   Gannett Co., Inc.                                                  12,401
    240   The E.W. Scripps Co., Class A                                      11,453
    464   Viacom, Inc., Class B                                              16,936
          -------------------------------------------------------------------------
                                                                             56,027
          -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
          OIL & GAS -- 7.0%
    525   ChevronTexaco Corp.                                          $     27,838
    240   ConocoPhillips                                                     20,192
    267   Exxon Mobil Corp.                                                  13,166
    326   GlobalSantaFe Corp.                                                 9,602
          -------------------------------------------------------------------------
                                                                             70,798
          -------------------------------------------------------------------------

          PHARMACEUTICALS -- 8.9%
    175   Eli Lilly & Co.                                                     9,605
    502   Johnson & Johnson                                                  29,308
    999   Pfizer, Inc.                                                       28,920
    191   Sepracor, Inc.*                                                     8,750
    323   Wyeth                                                              12,798
          -------------------------------------------------------------------------
                                                                             89,381
          -------------------------------------------------------------------------

          PIPELINES -- 1.1%
  1,213   El Paso Corp.                                                      10,840

          RESTAURANTS/FOOD SERVICES -- 1.1%
    381   McDonald's Corp.                                                   11,100

          RETAILING -- 7.1%
    504   CVS Corp.                                                          21,883
    271   Home Depot, Inc.                                                   11,119
    581   Safeway, Inc.*                                                     10,597
    414   The TJX Companies, Inc.                                             9,918
    337   Wal-Mart Stores, Inc.                                              18,144
          -------------------------------------------------------------------------
                                                                             71,661
          -------------------------------------------------------------------------

          SEMI-CONDUCTORS -- 3.1%
    636   Altera Corp.*                                                $     14,447
    368   Analog Devices, Inc.                                               14,796
    105   Intel Corp.                                                         2,326
          -------------------------------------------------------------------------
                                                                             31,569
          -------------------------------------------------------------------------

          TELECOMMUNICATIONS -- 2.0%
    520   Verizon Communications, Inc.                                       20,325

          TEXTILES -- 1.2%
    137   Mohawk Industries, Inc.*                                           11,656

          UTILITIES -- 1.6%
    384   Pinnacle West Capital Corp.                                        16,353
          -------------------------------------------------------------------------
          Total Common Stocks                                               992,076
          (Cost $937,271)
          -------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 1.9%
-----------------------------------------------------------------------------------

          MONEY MARKET FUND -- 1.9%
 19,309   JPMorgan Prime Money Market Fund (a)                               19,309
          (Cost $19,309)
          -------------------------------------------------------------------------
          TOTAL INVESTMENTS -- 100.3%                                  $  1,011,385
          (COST $956,580)
          LIABILITIES IN EXCESS OF
          OTHER ASSETS -- (0.3)%                                             (3,076)
          -------------------------------------------------------------------------
          NET ASSETS -- 100.0%                                         $  1,008,309
          -------------------------------------------------------------------------

          Percentages indicated are based on net assets of $1,008,309.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

Abbreviations:

*    -- Non-income producing security.
^    -- Amount rounds to less than 0.1%.
^^   -- Amount rounds to less than one thousand.
+    -- All or a portion of this security is segregated for TBA, when issued, delayed delivery, swaps or unsettled trades.
++   -- All or a portion of this security is segregated with the custodian for forward foreign currency contracts.
#    -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@    -- Securities fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(f) -- Fair Valued Investment. The following are approximately the market value and percentage of the investments, based on net assets, that are fair valued (amounts in thousands):

         FUND                                     MARKET VALUE                   PERCENTAGE
         ----                                     ------------                   ----------
         JPMorgan Fleming Tax Aware
           International Opportunities Fund       $    117,328                      81.72%

(i)    -- Security is considered illiquid and may be difficult to sell.
(p) -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
Adj.   -- Adjustable. The interest rate shown is the rate in effect at
          October 31, 2004.
ACES   -- Auction Rate Securities.
ADR    -- American Depository Receipt.
AMBAC  -- American Municipal Bond Assurance Corp.
CONS   -- Consolidated Bonds.
COP    -- Certificates of Participation.
FGIC   -- Financial Guaranty Insurance Co.
FLOATS -- Floating Auction Tax Exempts.
FRDO   -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at October 31, 2004.
FRN    -- Floating Rate Note. The interset rate shown is the rate in effect at
          October 31, 2004.
FSA    -- Financial Securities Association.
GDR    -- Global Depository Receipt.
GO     -- General Obligation Bond.
IDA    -- Industrial Development Authority.
MBIA   -- Municipal Bond Insurance Association.
MTN    -- Medium Term Note.
PCR    -- Pollution Control Revenue.
RAMS   -- Reverse Annuity Mortgage Security.
RAN    -- Revenue Anticipation Note.
Rev.   -- Revenue Bond.
Ser.   -- Series.
AUD    -- Australian Dollar.
CHF    -- Swiss Franc.
EUR    -- Euro.
GBP    -- Great Britain Pound.
HKD    -- Hong Kong Dollar.
JPY    -- Japanese Yen.
NOK    -- Norwegian Krone.
SEK    -- Swedish Krona.
SGD    -- Singapore Dollar.
USD    -- United States Dollar.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FUNDS

STATEMENT OF ASSETS
AND LIABILITIES                   AS OF OCTOBER 31, 2004
(Amounts in thousands, except per share amounts)

                                                   FLEMING TAX AWARE         TAX AWARE         TAX AWARE         TAX AWARE
                                                       INTERNATIONAL       DISCIPLINED          ENHANCED         LARGE CAP
                                                  OPPORTUNITIES FUND       EQUITY FUND       INCOME FUND       GROWTH FUND
                                                  ------------------       -----------       -----------       -----------
ASSETS
Investments in non-affiliates, at value              $       139,745   $       200,998   $     1,027,266   $       197,388
Investments in affiliates, at value                               --               432           117,497             2,451
--------------------------------------------------------------------------------------------------------------------------
Total investment securities, at value                        139,745           201,430         1,144,763           199,839
--------------------------------------------------------------------------------------------------------------------------
Cash                                                           3,167                 1             3,574                 9
Foreign currency, at value                                       265                --                --                --
Receivables:
    Investment securities sold                                 2,785                --           110,727             1,386
    Fund shares sold                                             137                 1             1,325                 6
    Interest and dividends                                       307               270             6,227                66
    Foreign tax reclaims                                          78                --                --                --
    Unrealized appreciation on forward
    foreign currency exchange contracts                        1,363                --                --                --
    Expense reimbursements                                         3                --                --                --
--------------------------------------------------------------------------------------------------------------------------
Total Assets                                                 147,850           201,702         1,266,616           201,306
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Dividends                                                     --                --               814                --
    Investment securities purchased                            3,026                --            20,191             1,877
    Fund shares redeemed                                          10                52           121,618               255
    Variation margin                                               5                --               116                --
    Unrealized depreciation on forward
    foreign currency exchange contracts                        1,033                --                --                --
    Unrealized depreciation on open
    swap contracts                                                --                --             1,306                --
Accrued liabilities:
    Investment advisory fees                                     102                59               318                68
    Administration fees                                           --^               22                --                26
    Shareholder servicing fees                                     1                --                91                39
    Distribution fees                                              1                --                 3                --
    Custodian fees                                                35                 4                44                 8
    Trustee's fees - deferred
    compensation plan                                              1                 1                 6                27
    Other                                                         60                44                91                34
--------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                              4,274               182           144,598             2,334
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $       143,576   $       201,520   $     1,122,018   $       198,972
--------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   FLEMING TAX AWARE         TAX AWARE         TAX AWARE         TAX AWARE
                                                       INTERNATIONAL       DISCIPLINED          ENHANCED         LARGE CAP
                                                  OPPORTUNITIES FUND       EQUITY FUND       INCOME FUND       GROWTH FUND
                                                  ------------------       -----------       -----------       -----------
NET ASSETS
Paid in capital                                              161,412           298,667         1,146,514           313,803
Accumulated undistributed
(overdistributed) net investment income                        2,348               173              (514)              (29)
Accumulated net realized gain (loss)
on investments, futures, swaps
and foreign exchange transactions                            (42,157)         (121,475)          (23,508)         (133,653)
Net unrealized appreciation
(depreciation) of investments, futures,
swaps and foreign exchange translations                       21,973            24,155              (474)           18,851
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                     $       143,576   $       201,520   $     1,122,018   $       198,972
--------------------------------------------------------------------------------------------------------------------------
    Class A                                          $         5,294   $            --   $        15,684   $            --
    Institutional                                    $       138,282   $       201,520   $       744,157   $            --
    Select                                           $            --   $            --   $       362,177   $       198,972
--------------------------------------------------------------------------------------------------------------------------
Total                                                $       143,576   $       201,520   $     1,122,018   $       198,972
--------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
    Class A                                                      352                --             1,570                --
    Institutional                                              9,054            13,174            74,594                --
    Select Shares                                                 --                --            36,265            13,495
Net Asset Value:
    Class A (and redemption price)                   $         15.02   $            --   $          9.99   $            --
    Institutional (and redemption price)             $         15.27   $         15.30   $          9.98   $            --
    Select Shares (and redemption price)             $            --   $            --   $          9.99   $         14.74
Class A Maximum Public Offering
Price Per Share (net asset value per
share/ 94.25%, 98.50%)                               $         15.94   $            --   $         10.14   $            --
Cost of investments                                  $       118,119   $       177,275   $     1,143,991   $       180,988
--------------------------------------------------------------------------------------------------------------------------
Cost of foreign currency                             $           265   $            --   $            --   $            --
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                               TAX AWARE
                                                                             TAX AWARE           SHORT -         TAX AWARE
                                                                             LARGE CAP      INTERMEDIATE       U.S. EQUITY
                                                                            VALUE FUND       INCOME FUND              FUND
                                                                            -----------       -----------       -----------
ASSETS
Investments in non-affiliates, at value                                $       529,617   $       694,877   $       992,076
Investments in affiliates, at value                                             17,260                --            19,309
--------------------------------------------------------------------------------------------------------------------------
Total Investment securities, at value                                          546,877           694,877         1,011,385
--------------------------------------------------------------------------------------------------------------------------
Cash                                                                                --             7,894               106
Receivables:
    Investment securities sold                                                   4,811                --             7,999
    Fund shares sold                                                               243             2,027             1,038
    Interest and dividends                                                         867             9,146             1,239
    Expense reimbursements                                                          --                --                 2
--------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                   552,798           713,944         1,021,769
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Dividends                                                                      478             1,278                --
    Investment securities purchased                                             13,073             5,325            12,516
    Fund shares redeemed                                                            61               175               208
    Variation margin                                                                --                24                --
    Unrealized depreciation on
    open swap contracts                                                             --               165                --
Accrued liabilities:
    Investment advisory fees                                                       176               148               377
    Administration fees                                                             66                63                78
    Shareholder servicing fees                                                     110                45               190
    Distribution fees                                                               --                --                 3
    Custodian fees                                                                   7                22                32
    Trustee's fees - deferred
    compensation plan                                                               35                 3                10
    Other                                                                           39                41                46
--------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                               14,045             7,289            13,460
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $       538,753   $       706,655   $     1,008,309
--------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                               TAX AWARE
                                                                             TAX AWARE           SHORT -         TAX AWARE
                                                                             LARGE CAP      INTERMEDIATE       U.S. EQUITY
                                                                            VALUE FUND       INCOME FUND              FUND
                                                                       ---------------   ---------------   ---------------
NET ASSETS
Paid in capital                                                                521,075           712,208         1,025,136
Accumulated undistributed
(overdistributed) net investment income                                           (512)              311               583
Accumulated net realized gain (loss)
on investments, futures, written options,
swaps and foreign exchange transactions                                        (31,512)           (7,459)          (72,215)
Net unrealized appreciation
(depreciation) of investments,
futures, written options, swaps and
foreign exchange translations                                                   49,702             1,595            54,805
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                       $       538,753   $       706,655   $     1,008,309
--------------------------------------------------------------------------------------------------------------------------
    Class A                                                            $            --   $            --   $         5,130
    Class B                                                            $            --   $            --   $         2,814
    Class C                                                            $            --   $            --   $           479
    Institutional                                                      $            --   $       349,338   $       120,379
    Select                                                             $       538,753   $       357,317   $       879,507
--------------------------------------------------------------------------------------------------------------------------
Total                                                                  $       538,753   $       706,655   $     1,008,309
--------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of of shares authorized):
    Class A                                                                         --                --               317
    Class B                                                                         --                --               176
    Class C                                                                         --                --                30
    Institutional                                                                   --            34,941            10,538
    Select                                                                      25,425            35,741            54,364
Net Asset Value:
    Class A (and redemption price)                                     $            --   $            --   $         16.16
    Class B*                                                           $            --   $            --   $         16.00
    Class C*                                                           $            --   $            --   $         15.97
    Institutional (and redemption price)                               $            --   $         10.00   $         11.42
    Select (and redemption price)                                      $         21.19   $         10.00   $         16.18
Class A Maximum Public Offering
Price Per Share (net asset value
per share/94.25%)                                                      $            --   $            --   $         17.15
Cost of investments                                                    $       497,175   $       692,319   $       956,580
--------------------------------------------------------------------------------------------------------------------------
Cost of foreign currency                                               $            --   $            --   $            --
--------------------------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF
OPERATIONS                 FOR THE YEAR ENDED OCTOBER 31, 2004
(Amounts in thousands)

                                                   FLEMING TAX AWARE         TAX AWARE         TAX AWARE         TAX AWARE
                                                       INTERNATIONAL       DISCIPLINED          ENHANCED         LARGE CAP
                                                  OPPORTUNITIES FUND       EQUITY FUND       INCOME FUND       GROWTH FUND
                                                  ------------------       -----------       -----------       -----------
INVESTMENT INCOME
Interest                                             $            31   $            --   $        37,573   $            --
Dividend                                                       3,582             3,261                --             2,259
Dividend income from
affiliated investments*                                           --                10               734                28
Foreign taxes withheld                                          (263)               --^               --                --
--------------------------------------------------------------------------------------------------------------------------
Total investment income                                        3,350             3,271            38,307             2,287
--------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                       1,234               680             5,330               995
Administration fees                                              218               291             3,198               373
Shareholder servicing fees                                       154               194             2,818               622
Distribution fees                                                 14                --                50                --
Custodian fees                                                   192                30               237                40
Interest expense                                                   3                --^                1                 2
Printing and postage                                               7                 6                65                 9
Professional fees                                                 70                55                99                51
Registration fees                                                 35                22                41                20
Transfer agent fees                                               46                41               110                22
Trustees' fees                                                     2                 3                32                 4
Other                                                             15                11                70                15
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                                 1,990             1,333            12,051             2,153
--------------------------------------------------------------------------------------------------------------------------
Less amounts waived                                              470               265             5,516                37
Less earnings credits                                             --^               --^               10                --^
Less expense reimbursements                                       26                --                --                --
--------------------------------------------------------------------------------------------------------------------------
    Net expenses                                               1,494             1,068             6,525             2,116
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   1,856             2,203            31,782               171
--------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   FLEMING TAX AWARE         TAX AWARE         TAX AWARE         TAX AWARE
                                                       INTERNATIONAL       DISCIPLINED          ENHANCED         LARGE CAP
                                                  OPPORTUNITIES FUND       EQUITY FUND       INCOME FUND       GROWTH FUND
                                                  ------------------       -----------       -----------       -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
    Investments                                               17,991            10,074            (4,452)           (4,727)
    Futures                                                      109                --            (7,563)               --
    Written options                                               --                --               834                --
    Swaps                                                         --                --              (794)               --
    Foreign exchange contracts                                   582                --                --                --
Change in net unrealized
appreciation (depreciation) of:
    Investments                                                 (256)            6,480            (5,928)            4,735
    Futures                                                        4                --             3,926                --
    Swaps                                                         --                --            (1,386)               --
    Foreign currency translations                                (89)               --                --                --

Net realized and unrealized gain (loss)
on investments, futures, foreign
exchange transactions, and swaps                              18,341            16,554           (15,363)                8
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                      $        20,197   $        18,757   $        16,419   $           179
--------------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :                 $            --   $             1   $           121   $             4
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                               TAX AWARE
                                                                             TAX AWARE           SHORT -         TAX AWARE
                                                                             LARGE CAP      INTERMEDIATE       U.S. EQUITY
                                                                            VALUE FUND       INCOME FUND              FUND
                                                                       ---------------   ---------------   ---------------
INVESTMENT INCOME
Interest                                                               $            --   $        18,700   $            --
Dividend                                                                         8,461               132            14,826
Dividend income from affiliated
investments*                                                                        67               176               184
Foreign taxes withheld                                                              --               (17)               --
--------------------------------------------------------------------------------------------------------------------------
Total investment income                                                          8,528            18,991            15,010
--------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                         1,667             1,637             4,036
Administration fees                                                                625               982             1,345
Shareholder servicing fees                                                       1,042             1,103             2,070
Distribution fees                                                                   --                --                38
Custodian fees                                                                      50                93               142
Interest expense                                                                    --^                1                --
Printing and postage                                                                14                20                37
Professional fees                                                                   64                66                77
Registration fees                                                                   23                19                64
Transfer agent fees                                                                 25                53               144
Trustees' fees                                                                       6                10                13
Other                                                                               20                14                34
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                   3,536             3,998             8,000
--------------------------------------------------------------------------------------------------------------------------
Less amounts waived                                                                 10               973               559
Less earnings credits                                                               --^                5                 1
Less expense reimbursements                                                         --                --                28
--------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                                 3,526             3,020             7,412
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                     5,002            15,971             7,598
--------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                               TAX AWARE
                                                                             TAX AWARE           SHORT -         TAX AWARE
                                                                             LARGE CAP      INTERMEDIATE       U.S. EQUITY
                                                                            VALUE FUND       INCOME FUND              FUND
                                                                       ---------------   ---------------   ---------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
    Investments                                                                  5,327            (1,010)           15,867
    Futures                                                                         --            (4,037)               --
    Written Options                                                                 --               169                --
    Swaps                                                                           --               253                --
    Foreign exchange contracts                                                      --                (9)               --
Change in net unrealized
appreciation/(depreciation) of:
    Investments                                                                 46,421              (926)           50,667
    Futures                                                                         --               780                --
    Written Options                                                                 --               (12)               --
    Swaps                                                                           --              (257)               --
    Foreign exchange translations                                                   --                --^               --

Net realized and unrealized gain (loss)
on investments, futures, foreign
exchange transactions, written
options and swaps                                                               51,748            (5,049)           66,534
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                                        $        56,750   $        10,922   $        74,132
--------------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :                                   $             9   $            27   $            27
--------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES
IN NET ASSETS                     FOR THE PERIODS INDICATED
(Amounts in thousands)

                                                             FLEMING TAX AWARE                      TAX AWARE
                                                        INTERNATIONAL OPPORTUNITIES             DISCIPLINED EQUITY
                                                                    FUND                               FUND
                                                     ---------------------------------   ---------------------------------
                                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            10/31/04          10/31/03          10/31/04          10/31/03
                                                     ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                                $         1,856   $         1,716   $         2,203   $         2,255
Net realized gain (loss) on investments,
futures and foreign exchange contracts                        18,682           (17,935)           10,074           (10,786)
Change in net unrealized
appreciation (depreciation) of
investments, futures and
foreign currency translations                                   (341)           43,977             6,480            44,281
--------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                           20,197            27,758            18,757            35,750
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                         (2,773)           (1,586)           (2,268)           (2,258)
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                          (14,526)          (41,696)            4,418           (46,875)
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                        2,898           (15,524)           20,907           (13,383)
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                          140,678           156,202           180,613           193,996
--------------------------------------------------------------------------------------------------------------------------
End of period                                        $       143,576   $       140,678   $       201,520   $       180,613
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                    $         2,348   $         1,911   $           173   $           245
--------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 TAX AWARE                           TAX AWARE
                                                           ENHANCED INCOME FUND                LARGE CAP GROWTH FUND
                                                     ---------------------------------   ---------------------------------
                                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            10/31/04          10/31/03          10/31/04          10/31/03
                                                     ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                                $        31,782   $        41,724   $           171   $           916
Net realized gain (loss) on
investments, futures, and swaps                              (11,975)          (11,422)           (4,727)          (29,956)
Change in net unrealized appreciation
(depreciation) of investments,
futures and swaps                                             (3,388)            2,497             4,735            63,299
--------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                           16,419            32,799               179            34,259
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                        (32,127)          (42,180)             (229)             (734)
--------------------------------------------------------------------------------------------------------------------------
Return of capital                                                 --                --              (123)               --
--------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                      (32,127)          (42,180)             (352)             (734)
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                       (1,396,573)          575,943           (69,056)          (21,850)
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                   (1,412,281)          566,562           (69,229)           11,675
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                        2,534,299         1,967,737           268,201           256,526
--------------------------------------------------------------------------------------------------------------------------
End of period                                        $     1,122,018   $     2,534,299   $       198,972   $       268,201
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                    $          (514)  $          (169)  $           (29)  $            29
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                     TAX AWARE
                                                                 TAX AWARE                     SHORT - INTERMEDIATE
                                                           LARGE CAP VALUE FUND                     INCOME FUND
                                                     ---------------------------------   ---------------------------------
                                                                YEAR              YEAR              YEAR         12/20/02*
                                                               ENDED             ENDED             ENDED           THROUGH
                                                            10/31/04          10/31/03          10/31/04          10/31/03
                                                     ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                         $         5,002   $         5,146   $        15,971   $         6,111
Net realized gain (loss) on investments,
futures, written options and swaps                             5,327            (9,355)           (4,634)           (2,827)
Change in net unrealized appreciation
(depreciation) of investments, futures,
swaps and foreign currency translations                       46,421            60,789              (415)            2,010
--------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                           56,750            56,580            10,922             5,294
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                         (5,476)           (5,208)          (15,872)           (5,897)
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                          138,783           (30,019)          174,276           537,932
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                      190,057            21,353           169,326           537,329
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                          348,696           327,343           537,329                --
--------------------------------------------------------------------------------------------------------------------------
End of period                                        $       538,753   $       348,696   $       706,655   $       537,329
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                    $          (512)  $          (163)  $           311   $           214
--------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                             TAX AWARE U.S. EQUITY FUND
                                                                                         ---------------------------------
                                                                                              YEAR ENDED        YEAR ENDED
                                                                                                10/31/04          10/31/03
                                                                                         ---------------   ---------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                                                             $         7,598   $         4,628
Net realized gain (loss) on investments                                                           15,867           (10,218)
Change in net unrealized
appreciation/depreciation
of investments                                                                                    50,667           100,650
--------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                                               74,132            95,060
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                                                             (7,839)           (4,092)
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                                                              199,077           415,771
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                                                          265,370           506,739
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                              742,939           236,200
--------------------------------------------------------------------------------------------------------------------------
End of period                                                                            $     1,008,309   $       742,939
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                                                        $           583   $           824
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

NOTES TO FINANCIAL
STATEMENTS

1. ORGANIZATION

J.P. Morgan Series Trust ("JPMST"), J.P. Morgan Mutual Fund Group ("MFG"), J.P. Morgan Mutual Fund Select Group ("MFSG") and J.P. Morgan Institutional Funds ("JPMIF") (each a "Trust" and, collectively, the "Trusts") were organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. MFG and MFSG were formerly known as Mutual Fund Group and Mutual Fund Select Group, respectively. The Trusts' new names went into effect on May 1, 2003. The Trusts were organized on the following dates:

        TRUST      DATE
        JPMST      August 15, 1996
          MFG      May 11, 1987
         MFSG      October 1, 1996
        JPMIF      November 4, 1992

The following are seven separate portfolios of the Trusts (collectively, the "Funds"):

                                                      FUND     CLASSES OFFERED
                   JPMorgan Fleming Tax Aware International
                               Opportunities Fund ("FTAIO")    Class A and Institutional
        JPMorgan Tax Aware Disciplined Equity Fund ("TADE")    Institutional
           JPMorgan Tax Aware Enhanced Income Fund ("TAEI")    Class A, Institutional and Select
         JPMorgan Tax Aware Large Cap Growth Fund ("TALCG")    Select
          JPMorgan Tax Aware Large Cap Value Fund ("TALCV")    Select
 JPMorgan Tax Aware Short-Intermediate Income Fund ("TASI")    Institutional and Select
              JPMorgan Tax Aware U.S. Equity Fund ("TAUSE")    Class A, Class B, Class C, Institutional and Select


On September 12, 2003, FTAIO Class B and Class C shares merged into Class A shares; and Class B and Class C shares closed.

FTAIO is a separate series of MFG. TADE, TAEI and TAUSE are separate series of JPMST. TALCG and TALCV are separate series of MFSG. TASI is a separate series of JPMIF.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Class and Select Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

During the fiscal year ended October 31, 2003, TADE Institutional Class relieved securities of the fund (Redemption in-kind) in exchange for the redemption of shares. TADE Institutional Class received a contribution of securities (Subscription in-kind) in exchange for shares of the Institutional Share Class. Cash and securities were transferred for redemptions and subscriptions at a market value of (in thousands) $22,866 and $21,173, respectively, which resulted in a realized gain of (in thousands) $6,157 to the Fund for Federal Income tax purposes.

During the fiscal year ended October 31, 2004, TADE Institutional Class relieved securities of the fund (Redemption in-kind) in exchange for the redemption of shares. Cash and securities were transferred for redemptions at a market value of (in thousands) $6,389, which resulted in a realized gain of (in thousands) $2,518 to the Fund for federal income tax purposes.

A detailed breakout of Redemption in-kind and Subscription in-kind is outlined in Note 13.

2. REORGANIZATION

Prior to the open of business on March 24, 2003, the JPMorgan Tax Aware U.S. Equity Fund (the "Acquiring Fund") acquired all of the net assets of JPMorgan Select Large Cap Equity Fund (the "Target Fund"), as shown in the table below, pursuant to a Plan of Reorganization approved by the Target Fund's shareholders on February 13, 2003. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, shareholders of the Target Fund received shares in the Acquiring Fund with a value equal to their holdings in the Target Fund. Shareholders of the Target Fund received Select Class Shares of the Acquiring Fund.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the Reorganization:

JPMORGAN TAX AWARE U.S. EQUITY FUND REORGANIZATION

                                                                                     NET ASSET        NET
                                                      SHARES                           VALUE       UNREALIZED
                                                    OUTSTANDING     NET ASSETS       PER SHARE    (DEPRECIATION)
                                                  -------------  --------------  -------------   ---------------
TARGET FUND
JPMorgan Select Large Cap Equity Fund                                                            $     (42,215)
   Select Class                                        12,404    $     241,297   $       19.45
ACQUIRING FUND
JPMorgan Tax Aware U.S. Equity Fund                                                              $     (43,722)
   Class A                                                320    $       4,145   $       12.97
   Class B                                                224    $       2,879   $       12.87
   Class C                                                 23    $         299   $       12.85
   Institutional Class                                  5,529    $      51,039   $        9.23
   Select Class                                        16,879    $     219,253   $       12.99
POST REORGANIZATION
JPMorgan Tax Aware U.S. Equity Fund                                                              $     (85,937)
   Class A                                                320    $       4,145   $       12.97
   Class B                                                224    $       2,879   $       12.87
   Class C                                                 23    $         299   $       12.85
   Institutional Class                                  5,529    $      51,039   $        9.23
   Select Class                                        35,452    $     460,550   $       12.99

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of 60 days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Funds' advisor, JP Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net assets value.

B. FUTURES CONTRACTS -- When a fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes; i.e., to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

The Funds may invest in exchange-traded interest rate futures for hedging purposes, to either modify the duration of portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

As of October 31, 2004, the Funds held open futures contracts as listed on the Funds' Portfolio of Investments.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

     1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

     2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market." When the forward contract is closed, or the delivery of the currency exchange is made or taken, each Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of October 31, 2004, the Funds had outstanding forward foreign currency exchange contracts as listed on the Funds' Portfolio of Investments.

E. WRITTEN OPTIONS -- When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

The Funds write options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Funds to unlimited risk of loss. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of October 31, 2004 the Funds had no written options contracts outstanding.

Transactions in options written for TAEI and TASI during the year ended October 31, 2004, were as follows (amounts in thousands):

                                                         TAEI                      TASI
                                                ----------------------    ----------------------
                                                NUMBER OF     PREMIUMS    NUMBER OF     PREMIUMS
                                                    UNITS     RECEIVED        UNITS     RECEIVED
                                                ----------   ---------    ----------   ---------
Options outstanding at
October 31, 2003                                       --    $      --      (16,600)   $      17
Options written                                  (166,837)         834     (269,030)       1,326
Options expired or terminated in
closing purchase transactions                     166,837         (834)     285,630       (1,343)
Options outstanding at
October 31, 2004                                       --    $      --           --    $      --

F. SWAPS -- The Funds may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of October 31, 2004, the Funds had outstanding swap agreements as listed on the Funds' Portfolio of Investments. Swap transactions present risk of loss in excess of the related amounts included in the Statement of Assets and Liabilities.

G. COMMITMENTS -- The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any realized gains on the underlying securities sold. Market risk exists on commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

H. DOLLAR ROLLS -- The Funds may enter into dollar rolls, principally using To Be Announced (TBA securities), in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds had no TBA Dollar Rolls outstanding as of October 31, 2004,

In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields, principally by earning a negotiated fee. The Funds had no Fee-based Dollar Rolls outstanding as of October 31, 2004.

I. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

J. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

K. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

L. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

M. FOREIGN TAXES -- The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

N. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the Unites States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                                                           ACCUMULATED              ACCUMULATED
                                                        UNDISTRIBUTED/             NET REALIZED
                                                     (OVERDISTRIBUTED)              GAIN (LOSS)
FUND                          PAID-IN-CAPITAL    NET INVESTMENT INCOME           ON INVESTMENTS
----                    ---------------------    ---------------------    ---------------------
FTAIO                   $                  --    $               1,354    $              (1,354)
TADE                                    2,363                       (7)                  (2,356)
TAEI                                       --                       --                       --
TALCG                                    (123)                     123                       --
TALCV                                    (125)                     125                       --
TASI                                       --                   (1,862)                   1,862
TAUSE                                      --                       --                       --

For FTAIO, the reclassifications primarily relate to the character for tax purposes of foreign currency gains and losses, and the sale of Passive Foreign Investment Company ("PFIC"). For TADE the reclassifications primarily relate to the character for tax purposes of redemptions-in-kind and sales of investments in Real Estate Investment Trust ("REIT"). For TALCG, the reclassifications primarily relate to the character for tax purposes of returns of capital. For TALCV, the reclassifications primarily relate to the character for tax purposes of overdistributions. For TASI, the reclassifications primarily relate to the character for tax purposes of foreign currency gains and losses and foreign bond futures.

O. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, and pricing and reporting services.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, JP Morgan Investment Management, Inc. ("JPMIM") acts as investment advisor to the Funds. JPMIM, a wholly owned subsidiary of JPMorgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co ("JPMorgan"), is the advisor for the Funds. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                                INVESTMENT
FUND                          ADVISORY FEE (%)
----                          ----------------
FTAIO                                0.85%
TADE                                 0.35%
TAEI                                 0.25%
TALCG                                0.40%
TALCV                                0.40%
TASI                                 0.25%
TAUSE                                0.45%

The Advisor waived fees as outlined in Note 4.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to the Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

FUND                       CLASS A           CLASS B          CLASS C
----                       -------           -------          -------
FTAIO                      0.25               n/a              n/a
TAEI                       0.25               n/a              n/a
TAUSE                      0.25              0.75             0.75

In addition, JPMFD is entitled to receive the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

On August 19, 2004, the Board of Trustees approved management's proposal to enter into a Distribution Agreement with One Group Dealer Services, Inc., an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

C. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMorgan Chase Bank ("JPMCB"), under which JPMCB provides account administration and personal account maintenance services to the shareholders. For performing these services, JPMCB receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                        INSTITUTIONAL     SELECT
FUND                 CLASS A      CLASS B      CLASS C          CLASS      CLASS
----                 -------      -------      -------  -------------     ------
FTAIO                0.25          n/a          n/a             0.10        n/a
TADE                  n/a          n/a          n/a             0.10        n/a
TAEI                 0.25          n/a          n/a             0.10       0.25
TALCG                 n/a          n/a          n/a              n/a       0.25
TALCV                 n/a          n/a          n/a              n/a       0.25
TASI                  n/a          n/a          n/a             0.10       0.25
TAUSE                0.25         0.25         0.25             0.10       0.25

On August 19, 2004, the Board of Trustees approved management's proposal to replace JPMCB with One Group Dealer Services, Inc. as Shareholder Servicing Agent. The foregoing change in the service provider is expected to occur effective February 19, 2005.

JPMCB may enter into service contracts with certain entities under which it will pay all or portion of the annual fee to such entities for performing shareholding and administrative services.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and the Trusts are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationships between JPMST,MFG, JPMIF and JPMCB is terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 4.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator, the Advisor and the Distributor have contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                        INSTITUTIONAL     SELECT
FUND                 CLASS A      CLASS B      CLASS C          CLASS      CLASS
----                 -------      -------      -------  -------------     ------
FTAIO               1.80          n/a          n/a             1.00        n/a
TADE                 n/a          n/a          n/a             0.55        n/a
TAEI                0.75          n/a          n/a             0.25       0.50
TALCG                n/a          n/a          n/a              n/a       0.85
TALCV                n/a          n/a          n/a              n/a       0.85
TASI                 n/a          n/a          n/a             0.40*      0.55*
TAUSE               1.10         1.60         1.60             0.70       0.84

* For TASI, effective January 1, 2004, the contractual expense cap changed from 0.35% to 0.40% for Institutional Class and from 0.50% to 0.55% for Select Class.

The contractual expense limitation agreements were in effect for the year ended October 31, 2004. The expense limitation percentages in the table above are due to expire as follows:

                                                                         INSTITUTIONAL     SELECT
FUND                                CLASS A      CLASS B      CLASS C            CLASS      CLASS
----                                -------      -------      -------    --------------    ------
FTAIO                           2/28/06          n/a          n/a          2/28/06        n/a
TADE                                n/a          n/a          n/a          2/28/06        n/a
TAEI                            2/28/06          n/a          n/a          2/28/06    2/28/06
TALCG                               n/a          n/a          n/a              n/a    2/28/06
TALCV                               n/a          n/a          n/a              n/a    2/28/06
TASI                                n/a          n/a          n/a          2/28/06    2/28/06
TAUSE                           2/28/06      2/28/06      2/28/06          2/28/06    2/28/06

On August 19, 2004, the Board of Trustees approved management's proposal to enter into an Administration Agreement with One Group Administrative Services, Inc., (OGA) an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

The Administrative fees charged to the Funds will be subject to the same fee structure as those paid to the current Administrator.

JPMCB will begin to provide sub-administrative services to the Funds in 2005. For such services, JPMCB will receive a portion of the fees payable to OGA as Administrator.

The Administrator waived fees and/or reimbursed expenses as outlined in Note
4.F.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended October 31, 2004, the Funds' service providers waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). Neither the Funds' service providers nor the administrator expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                                                            CONTRACTUAL WAIVERS
                                      -----------------------------------------------------------------
                                          INVESTMENT                       SHAREHOLDER                       CONTRACTUAL
FUND                                        ADVISORY   ADMINISTRATION        SERVICING            TOTAL   REIMBURSEMENTS
----                                  --------------   --------------   --------------   --------------  ---------------
FTAIO                                 $          114   $          212   $          138   $          464   $           26
TADE                                              --               71              194              265               --
TAEI                                             718            3,198            1,600            5,516               --
TALCG                                             --               --               37               37               --
TALCV                                             10               --               --               10               --
TASI                                              --              353              620              973               --
TAUSE                                             --              508               51              559               28
Total                                 $          842   $        4,342   $        2,640   $        7,824   $           54

                                                            VOLUNTARY WAIVERS
                                      ----------------------------------------------------------
                                      INVESTMENT                    SHAREHOLDER
FUND                                    ADVISORY  ADMINISTRATION      SERVICING      DISTRUBTION    TOTAL
----                                  ----------  --------------    -----------      -----------   --------
FTAIO                                 $       --  $            6   $         --      $        --   $      6

G. OTHER -- Certain officers of the Trusts are officers of JPMorgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisors.

The Funds may use related-party broker/dealers. For the year ended October 31, 2004, FTAIO, TALCV and TAUSE incurred approximately (in thousands) $1, $56 and $270 respectively, in brokerage commissions with broker/dealers affiliated with JPMorgan.

The SEC has granted an exemptive order permitting each Fund to engage in principal transactions with JP Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the year ended October 31, 2004, are as follows (amounts in thousands):

                                              SHAREHOLDER
FUND                                            SERVICING     DISTRIBUTION   TRANSFER AGENT
----                                       --------------   --------------   --------------
FTAIO
Class A                                    $           14   $           14   $           14
Institutional                                         140               --               32
-------------------------------------------------------------------------------------------
Total                                      $          154   $           14   $           46
TADE
Institutional                              $          194   $           --   $           41

TAEI
Class A                                    $           50   $           50   $           22
Institutional                                       1,674               --               50
Select                                              1,094               --               38
-------------------------------------------------------------------------------------------
Total                                      $        2,818   $           50   $          110
TALCG
Select                                     $          622   $           --   $           22

TALCV
Select                                     $        1,042   $           --   $           25

TASI
Institutional                              $          356   $           --   $           28
Select                                                747               --               25
-------------------------------------------------------------------------------------------
Total                                      $        1,103   $           --   $           53
TAUSE
Class A                                    $           13   $           13   $           30
Class B                                                 7               22               18
Class C                                                 1                3                3
Institutional                                         115               --               18
Select                                              1,934               --               75
-------------------------------------------------------------------------------------------
Total                                      $        2,070   $           38   $          144
-------------------------------------------------------------------------------------------

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended October 31, 2004, and the year ended October 31, 2003 are as follows (amounts in thousands):

                                   YEAR ENDED 10/31/04                     YEAR ENDED 10/31/03
                           -------------------------------------   -------------------------------------
                                         NET                                     NET
FUND                       INVESTMENT INCOME       REALIZED GAIN   INVESTMENT INCOME       REALIZED GAIN
----                       -----------------   -----------------   -----------------   -----------------
FTAIO
Class A                    $              71   $              --   $              64   $              --
Class B                                   --                  --                   1                  --
Class C                                   --                  --                  --^                 --
Institutional                          2,702                  --               1,521                  --
--------------------------------------------------------------------------------------------------------
Total                      $           2,773   $              --             $ 1,586   $              --
--------------------------------------------------------------------------------------------------------
TADE
Institutional              $           2,268   $              --   $           2,258   $              --
TAEI
Class A                    $             212   $              --   $             307   $              --
Institutional                         26,154                  --              35,853                  --
Select                                 5,761                  --               6,020                  --
--------------------------------------------------------------------------------------------------------
Total                      $          32,127   $              --   $          42,180   $              --
--------------------------------------------------------------------------------------------------------
TALCG
Select                     $             352*  $              --   $             734   $              --

TALCV
Select                     $           5,476   $              --   $           5,208   $              --

TASI
Institutional              $           8,833   $              --   $           3,989   $              --
Select                                 7,039                  --               1,908                  --
--------------------------------------------------------------------------------------------------------
Total                      $          15,872   $              --   $           5,897   $              --
--------------------------------------------------------------------------------------------------------
TAUSE
Class A                    $              30   $              --   $              22   $              --
Class B                                    4                  --                   5                  --
Class C                                    1                  --                   1                  --
Institutional                          1,561                  --                 988                  --
Select                                 6,243                  --               3,076                  --
--------------------------------------------------------------------------------------------------------
Total                      $           7,839   $              --   $           4,092   $              --
--------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.
* TALCG includes return of capital distributions in the amount (in thousands) of $123.

7. INVESTMENT TRANSACTIONS

For the year ended October 31, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                  PURCHASES             SALES         PURCHASES             SALES
                            (EXCLUDING U.S.   (EXCLUDING U.S.           OF U.S.           OF U.S.
FUND                            GOVERNMENT)       GOVERNMENT)        GOVERNMENT        GOVERNMENT
----                       ----------------   ---------------   ---------------   ---------------
FTAIO                       $       132,653   $       147,948   $            --   $            --
TADE                                 64,613            60,135                --                --
TAEI                              1,636,359         3,058,150                --            35,672
TALCG                               316,111           384,272                --                --
TALCV                               293,242           162,725                --                --
TASI                              1,121,978           950,540           236,644           278,384
TAUSE                               724,014           519,046                --                --

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 2004, are as follows (amounts in thousands):

                                                        GROSS             GROSS    NET UNREALIZED
                                  AGGREGATE        UNREALIZED        UNREALIZED      APPRECIATION
FUND                                   COST      APPRECIATION      DEPRECIATION    (DEPRECIATION)
----                       ----------------   ---------------   ---------------   ---------------
FTAIO                       $       119,454   $        21,640   $        (1,349)  $        20,291
TADE                                178,294            31,043            (7,907)           23,136
TAEI                              1,143,991             1,703              (931)              772
TALCG                               193,131            15,185            (8,477)            6,708
TALCV                               497,686            63,119           (13,928)           49,191
TASI                                692,338             4,571            (2,032)            2,539
TAUSE                               956,778            79,575           (24,968)           54,607

The tax character of distributions paid during the years ended October 31, 2004, and October 31, 2003, respectively were as follows (amounts in thousands):

                                 ORDINARY      TAX EXEMPT       LONG-TERM       RETURN OF           TOTAL
FUND                               INCOME          INCOME    CAPITAL GAIN         CAPITAL   DISTRIBUTIONS
----                        -------------   -------------   -------------   -------------   -------------
YEAR ENDED
10/31/04
FTAIO                       $       2,773   $          --   $          --   $          --   $       2,773
TADE                                2,268              --              --              --           2,268
TAEI                                9,896          22,231              --              --          32,127
TALCG                                 229              --              --             123             352
TALCV                               5,476              --              --              --           5,476
TASI                                2,708          13,164              --              --          15,872
TAUSE                               7,839              --              --              --           7,839

                                 ORDINARY      TAX EXEMPT       LONG-TERM       RETURN OF           TOTAL
FUND                               INCOME          INCOME    CAPITAL GAIN         CAPITAL   DISTRIBUTIONS
----                        -------------   -------------   -------------   -------------   -------------
YEAR ENDED
10/31/04
FTAIO                       $       1,586       $      --         $    --         $    --   $       1,586
TADE                                2,258              --              --              --           2,258
TAEI                               17,259          24,921              --              --          42,180
TALCG                                 734              --              --              --             734
TALCV                               5,208              --              --              --           5,208
TASI @                              1,442           4,455              --              --           5,897
TAUSE                               4,092              --              --              --           4,092

@ For the period 12/20/02 to 10/31/03.

At October 31, 2004, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                                         FTAIO          TADE          TAEI
                                                                    ----------    ----------    ----------
Current distributable ordinary income                               $    2,654    $      171    $      262
Current distributable tax-exempt income                                     --            --            45
Plus/Less: cumulative timing differences                                   (--)^         (--)^        (820)
Undistributed ordinary income or
(overdistribution of ordinary income)                               $    2,654    $      171    $     (513)
Current distributable long-term capital
gain or (tax basis capital loss carryover)                          $  (40,762)   $ (120,454)   $  (23,448)
Plus/Less: cumulative timing differences                                    --            --            --
Undistributed long-term gains/
accumulated capital loss                                            $  (40,762)   $ (120,454)   $  (23,448)
Unrealized appreciation (depreciation)                              $   20,272    $   23,136    $     (535)

                                                                         TALCG         TALCV          TASI
                                                                    ----------    ----------    ----------
Current distributable ordinary income                               $       --    $       --    $      232
Current distributable tax-exempt income                                     --            --         1,360
Plus/Less: cumulative timing differences                                   (27)         (512)       (1,281)
Undistributed ordinary income or
(overdistribution of ordinary income)                               $      (27)   $     (512)   $      311
Current distributable long-term capital
gain or (tax basis capital loss carryover)                          $ (121,512)   $  (31,001)   $   (7,975)
Plus/Less: cumulative timing differences                                    --            --            --
Undistributed long-term gains/
accumulated capital loss                                            $ (121,512)   $  (31,001)   $   (7,975)
Unrealized appreciation (depreciation)                              $    6,708    $   49,191    $    2,111

^ Amount rounds to less than one thousand.

                                                                          TAUSE
                                                                    -----------
Current distributable ordinary income                               $      593
Plus/Less: cumulative timing differences                                   (10)
Undistributed ordinary income or
(overdistribution of ordinary income)                               $      583
Current distributable long-term capital
gain or (tax basis capital loss carryover)                          $  (72,017)
Plus/Less: cumulative timing differences                                    --
Undistributed long-term gains/
accumulated capital loss                                            $  (72,017)
Unrealized appreciation (depreciation)                              $   54,607

For TALCG, TALCV and TAUSE, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sale loss deferrals. For FTAIO, the difference between book and tax basis unrealized appreciation/(depreciation) is due to wash sale loss deferrals, the mark to market of forward currency exchange contracts and investments in PFIC. For TAEI, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to the mark to market of futures contracts. For TASI, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales loss deferrals and the mark to market of futures contracts. For TADE, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales loss deferrals and REIT basis adjustments. For FTAIO, TADE, TALCG and TAUSE, the cumulative timing difference account primarily consists of deferred compensation. For TAEI, TALCV, and TASI, the cumulative timing difference account primarily consists of deferred compensation and dividends payable.

At October 31, 2004, the following Funds have capital loss carryovers, which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (amounts in thousands):

                                                                                              EXPIRATION
FUND                                                                           AMOUNT               DATE
----                                                                -----------------   ----------------
FTAIO                                                               $        (23,569)   October 31, 2010
                                                                             (17,193)   October 31, 2011
--------------------------------------------------------------------------------------------------------
Total                                                                        (40,762)
--------------------------------------------------------------------------------------------------------
TADE                                                                $        (17,204)   October 31, 2008
                                                                             (36,384)   October 31, 2009
                                                                             (50,933)   October 31, 2010
                                                                             (15,933)   October 31, 2011
--------------------------------------------------------------------------------------------------------
Total                                                                       (120,454)
--------------------------------------------------------------------------------------------------------
TAEI                                                                $         (1,458)   October 31, 2010
                                                                              (6,200)   October 31, 2011
                                                                             (15,790)   October 31, 2012
--------------------------------------------------------------------------------------------------------
Total                                                                        (23,448)
--------------------------------------------------------------------------------------------------------
TALCG                                                               $        (50,267)   October 31, 2009
                                                                             (37,056)   October 31, 2010
                                                                             (30,037)   October 31, 2011
                                                                              (4,152)   October 31, 2012
--------------------------------------------------------------------------------------------------------
Total                                                                       (121,512)
--------------------------------------------------------------------------------------------------------
TALCV                                                               $        (21,646)   October 31, 2010
                                                                              (9,355)   October 31, 2011
--------------------------------------------------------------------------------------------------------
Total                                                                        (31,001)
--------------------------------------------------------------------------------------------------------
TASI                                                                $         (4,405)   October 31, 2011
                                                                              (3,570)   October 31, 2012
--------------------------------------------------------------------------------------------------------
Total                                                                         (7,975)
--------------------------------------------------------------------------------------------------------

                                                                                               EXPIRATION
FUND                                                                            AMOUNT               DATE
----                                                                ------------------   ----------------
TAUSE*                                                              $          (6,399)   October 31, 2007
                                                                               (6,281)   October 31, 2008
                                                                              (21,016)   October 31, 2009
                                                                              (28,103)   October 31, 2010
                                                                              (10,218)   October 31, 2011
---------------------------------------------------------------------------------------------------------
Total                                                                         (72,017)
---------------------------------------------------------------------------------------------------------

* The TAUSE capital loss carryover includes $26,024 (amount in thousands) of losses acquired from JPMorgan Select Large Cap Equity Fund. Utilization of these losses will be subject to an annual limitation as prescribed by the Internal Revenue Code.

During the year ended October 31, 2004, FTAIO, TADE, TALCV and TAUSE utilized capital loss carryovers of $16,747, $7,488, $5,815 and $16,016, respectively (amounts in thousands).

9. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 17, 2003 the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement has been extended to April 14, 2005.

The Funds had no borrowings outstanding at October 31, 2004 nor at anytime during the year then ended.

10. CONCENTRATIONS AND INDEMNIFICATIONS

FTAIO may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject FTAIO to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

As to illiquid investments, a Fund is subject to the risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their fair value, the value of the Fund's net assets could be adversely affected.

As of October 31, 2004 substantially all of the net assets of FTAIO consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of investment income from such securities.

As of October 31, 2004 FTAIO invested 26.2% of its total investments in the United Kingdom. The issuers' abilities to meet their obligations may be affected by economic or political developments in the specific region or country.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co. Effective November 15, 2004, the bank name is JPMorgan Chase Bank, National Association.

12. SUBSEQUENT EVENT

On November 11, 2004, The Board of Directors approved the following:

   1. For Class A Shares, the maximum front-end sales charge was reduced from 5.75% to 5.25% for shares purchased on or after November 15, 2004 of the Tax Aware International Opportunities Fund.

   2. For shares of the Tax Aware International Opportunities Fund purchased on or after February 19, 2005, shareholders will pay a 2% redemption fee if they exchange or redeem shares of this Fund within 60 days of the date of purchase. As described in the Fund's prospectus, this fee may be in addition to any applicable contingent deferred sales charge. The redemption fees will be paid to the respective Funds to offset the impact of fluctuations in asset levels and cash flow caused by short-term shareholder trading in these Funds.

Capital share tranactions were as follows for the periods presented (Amounts in thousands):

                                                                  FLEMING TAX AWARE INTERNATIONAL
                                                                         OPPORTUNITIES FUND
                                                                ------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
CLASS A SHARES
AMOUNT
    Shares sold                                                 $            392    $          3,769
    Shares issued in reinvestment
    of distributions                                                          25                  22
    Shares redeemed                                                       (2,146)             (5,998)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $         (1,729)   $         (2,207)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               26                 358
    Shares issued in reinvestment
    of distributions                                                           2                   2
    Shares redeemed                                                         (145)               (546)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                      (117)               (186)
----------------------------------------------------------------------------------------------------
CLASS B*
AMOUNT
    Shares sold                                                 $             --    $             21
    Shares issued in reinvestment
    of distributions                                                          --                   1
    Shares redeemed                                                           --                 (84)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $             --    $            (62)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               --                   2
    Shares issued in reinvestment
    of distributions                                                          --                  --^
    Shares redeemed                                                           --                  (7)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                        --                  (5)
----------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.
* Class ceased operations as of September 12, 2003.

                                                                  FLEMING TAX AWARE INTERNATIONAL
                                                                   OPPORTUNITIES FUND (CONTINUED)
                                                                ------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
CLASS C*
AMOUNT
    Shares sold                                                 $             --    $            825
    Shares issued in reinvestment
    of distributions                                                          --                  --^
    Shares redeemed                                                           --                (836)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $             --    $            (11)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               --                  75
    Shares issued in reinvestment
    of distributions                                                          --                  --^
    Shares redeemed                                                           --                 (76)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                        --                  (1)
----------------------------------------------------------------------------------------------------
INSTITUTIONAL
AMOUNT
    Shares sold                                                 $         26,988    $         27,732
    Shares issued in reinvestment
    of distributions                                                         473                 336
    Shares redeemed                                                      (40,258)            (67,484)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $        (12,797)   $        (39,416)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            1,868               2,472
    Shares issued in reinvestment
    of distributions                                                          34                  30
    Shares redeemed                                                       (2,734)             (6,140)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                      (832)             (3,638)
----------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.
* Class ceased operations as of September 12, 2003.

                                                                 TAX AWARE DISCIPLINED EQUITY FUND
                                                                ------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
INSTITUTIONAL
AMOUNT
    Shares sold                                                 $         44,535    $         34,911
    Subscription in-kind                                                      --              21,173
    Shares issued in reinvestment
    of distributions                                                       1,660               1,703
    Shares redeemed                                                      (35,388)            (81,796)
    Redemption in-kind                                                    (6,389)            (22,866)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $          4,418    $        (46,875)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            2,963               2,855
    Subscription in-kind                                                      --               1,812
    Shares issued in reinvestment
    of distributions                                                         110                 140
    Shares redeemed                                                       (2,353)             (6,791)
    Redemption in-kind                                                      (432)             (1,647)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                       288              (3,631)
----------------------------------------------------------------------------------------------------

                                                                   TAX AWARE ENHANCED INCOME FUND
                                                                ------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
CLASS A
 AMOUNT
    Shares sold                                                 $         17,062    $         26,951
    Shares issued in reinvestment
    of distributions                                                         184                 263
    Shares redeemed                                                      (23,733)            (23,564)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $         (6,487)   $          3,650
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            1,702               2,668
    Shares issued in reinvestment
    of distributions                                                          18                  26
    Shares redeemed                                                       (2,370)             (2,333)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                      (650)                361
----------------------------------------------------------------------------------------------------
INSTITUTIONAL
AMOUNT
    Shares sold                                                 $        764,339    $      1,652,863
    Shares issued in reinvestment
    of distributions                                                      19,955              30,174
    Shares redeemed                                                   (2,095,973)         (1,278,324)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $     (1,311,679)   $        404,713
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                           76,296             163,883

    Shares issued in reinvestment
    of distributions                                                       1,993               2,994
    Shares redeemed                                                     (209,584)           (126,874)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                  (131,295)             40,003
----------------------------------------------------------------------------------------------------
SELECT
AMOUNT
    Shares sold                                                 $        184,937    $        417,915
    Shares issued in reinvestment
    of distributions                                                       1,865               3,056
    Shares redeemed                                                     (265,209)           (253,391)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $        (78,407)   $        167,580
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                           18,418              41,364
    Shares issued in reinvestment
    of distributions                                                         186                 303
    Shares redeemed                                                      (26,468)            (25,111)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                    (7,864)             16,556
----------------------------------------------------------------------------------------------------

                                           TAX AWARE LARGE CAP GROWTH FUND        TAX AWARE LARGE CAP VALUE FUND
                                         -----------------------------------    -----------------------------------
                                               YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                         OCTOBER 31, 2004   OCTOBER 31, 2003    OCTOBER 31, 2004   OCTOBER 31, 2003
                                         ----------------   ----------------    ----------------   ----------------
SELECT
AMOUNT
    Shares sold                          $         22,915    $        35,341    $        220,279   $         55,219
    Shares issued in reinvestment
    of distributions                                    7                 15                 228                121
    Shares redeemed                               (91,978)           (57,206)            (81,724)           (85,359)
-------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                   $        (69,056)   $       (21,850)   $        138,783   $        (30,019)
-------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                     1,535              2,626              10,750              3,339
    Shares issued in reinvestment
    of distributions                                   --^                 1                  11                  7
    Shares redeemed                                (6,168)            (4,180)             (4,029)            (5,101)
-------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                             (4,633)            (1,553)              6,732             (1,755)
-------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                                    TAX AWARE SHORT-INTERMEDIATE
                                                                             INCOME FUND
                                                                ------------------------------------
                                                                      YEAR ENDED        PERIOD ENDED
                                                                OCTOBER 31, 2004   OCTOBER 31, 2003*
                                                                ----------------    ----------------
INSTITUTIONAL
AMOUNT
    Shares sold                                                 $        195,778   $         374,926
    Shares issued in reinvestment
    of distributions                                                       3,205               1,400
    Shares redeemed                                                     (182,856)            (39,517)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $         16,127   $         336,809
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                           19,505              37,278
    Shares issued in reinvestment
    of distributions                                                         321                 139
    Shares redeemed                                                      (18,371)             (3,931)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                     1,455              33,486
----------------------------------------------------------------------------------------------------
SELECT
AMOUNT
    Shares sold                                                 $        209,358   $         216,722
    Shares issued in reinvestment
    of distributions                                                         771                 322
    Shares redeemed                                                      (51,980)            (15,921)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $        158,149   $         201,123
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                           20,885              21,556
    Shares issued in reinvestment
    of distributions                                                          77                  32
    Shares redeemed                                                       (5,230)             (1,579)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                    15,732              20,009
----------------------------------------------------------------------------------------------------

* From commencement of offering on December 20, 2002.

                                                                     TAX AWARE U.S. EQUITY FUND
                                                                ------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
CLASS A
AMOUNT
    Shares sold                                                 $          1,499    $            759
    Shares issued in reinvestment
    of distributions                                                          28                  19
    Shares redeemed                                                       (1,553)             (1,365)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $            (26)   $           (587)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               95                  57
    Shares issued in reinvestment
    of distributions                                                           2                   1
    Shares redeemed                                                          (97)               (105)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                        --^                (47)
----------------------------------------------------------------------------------------------------
CLASS B
AMOUNT
    Shares sold                                                 $            133    $            708
    Shares issued in reinvestment
    of distributions                                                           4                   5
    Shares redeemed                                                         (415)             (1,093)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $           (278)   $           (380)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                8                  54
    Shares issued in reinvestment
    of distributions                                                          --^                 --^
    Shares redeemed                                                          (26)                (81)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                       (18)                (27)
----------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                              TAX AWARE U.S. EQUITY FUND (CONTINUED)
                                                              --------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
CLASS C
AMOUNT
    Shares sold                                               $               82    $            162
    Shares issued in reinvestment
    of distributions                                                          --^                  --^
    Shares redeemed                                                           (2)               (105)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        $               80    $             57
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                5                  12
    Shares issued in reinvestment
    of distributions                                                          --^                 --^
    Shares redeemed                                                          (--)^                (8)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                         5                   4
----------------------------------------------------------------------------------------------------
INSTITUTIONAL
AMOUNT
    Shares sold                                               $           27,738    $         72,814
    Shares issued in reinvestment
    of distributions                                                       1,217                 700
    Shares redeemed                                                      (22,288)            (20,456)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        $            6,667    $         53,058
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            2,474               7,469
    Shares issued in reinvestment
    of distributions                                                         107                  72
    Shares redeemed                                                       (1,977)             (2,100)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                       604               5,441
----------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                              TAX AWARE U.S. EQUITY FUND (CONTINUED)
                                                              --------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
SELECT
AMOUNT
    Shares sold                                               $          310,508    $        211,352
    Shares issued in connection with
    Fund Reorganization (Note 2)                                              --             241,297
    Shares issued in reinvestment
    of distributions                                                       1,323               1,080
    Shares redeemed                                                     (119,197)            (90,106)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        $          192,634    $        363,623
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                           19,498              15,611
    Shares issued in connection with
    Fund Reorganization (Note 2)                                              --              18,573
    Shares issued in reinvestment
    of distributions                                                          82                  80
    Shares redeemed                                                       (7,489)             (6,534)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                    12,091              27,730
----------------------------------------------------------------------------------------------------

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS

CLASS A SHARES

                                                                 PER SHARE OPERATING PERFORMANCE:
                                  ---------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                             --------------------------------------   -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES                 DIVIDENDS
                                     VALUE,  INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                  BEGINNING      INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL           TOTAL
                                  OF PERIOD      (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS   DISTRIBUTIONS
                                  ---------  ----------   ------------   ----------   ----------  -------------   -------------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
Year Ended 10/31/04                $  13.36        0.08^          1.74         1.82         0.16             --            0.16
Year Ended 10/31/03                $  10.90        0.06^          2.51         2.57         0.11             --            0.11
Year Ended 10/31/02                $  12.38        0.06          (1.53)       (1.47)        0.01             --            0.01
4/30/01* Through 10/31/01          $  15.00        0.08^         (2.70)       (2.62)          --             --              --

TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                $  10.05        0.11          (0.06)        0.05         0.11             --            0.11
Year Ended 10/31/03                $  10.08        0.14          (0.03)        0.11         0.14             --            0.14
11/30/01* Through 10/31/02         $  10.10        0.16          (0.01)        0.15         0.16           0.01            0.17

TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  14.89        0.08^          1.28         1.36         0.09             --            0.09
Year Ended 10/31/03                $  12.86        0.09^          2.01         2.10         0.07             --            0.07
Year Ended 10/31/02                $  15.58        0.10          (2.71)       (2.61)        0.11             --            0.11
4/16/01* Through 10/31/01          $  16.88        0.03^         (1.27)       (1.24)        0.06             --            0.06

  * Commencement of offering of class of shares.
  ^ Calculated based on average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                         PER SHARE
                                  OPERATING PERFORMANCE:                    RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------          ------------------------------------------
                                                                                      RATIOS TO AVERAGE
                                                                                         NET ASSETS: #
                                                                                  --------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN (1)(b)     (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      -------------   ------------      --------       ----------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
Year Ended 10/31/04                $  15.02       13.74%                $   5          1.69%            0.58%
Year Ended 10/31/03                $  13.36       23.77%                $   6          1.80%            0.54%
Year Ended 10/31/02                $  10.90      (11.85%)               $   7          1.80%            0.40%
4/30/01* Through 10/31/01          $  12.38      (17.47%)               $   4          1.80%            0.29%

TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                $   9.99        0.47%                $  16          0.75%            1.04%
Year Ended 10/31/03                $  10.05        1.12%                $  22          0.75%            1.38%
11/30/01* Through 10/31/02         $  10.08        1.42%                $  19          0.75%            1.55%

TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  16.16        9.15%                $   5          1.10%            0.57%
Year Ended 10/31/03                $  14.89       16.37%                $   5          1.10%            0.68%
Year Ended 10/31/02                $  12.86      (16.89%)               $   5          1.10%            0.52%
4/16/01* Through 10/31/01          $  15.58       (7.38%)               $   1          1.04%            0.33%

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS: #
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,            PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS             TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS             RATE (b)
                                   --------------------       --------------------            ---------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
Year Ended 10/31/04                                1.97%                      0.30%                  93%
Year Ended 10/31/03                                2.41%                     (0.07%)                 79%
Year Ended 10/31/02                                2.37%                     (0.17%)                 97%
4/30/01* Through 10/31/01                          5.48%+                    (3.39%)+                43%

TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                                1.03%                      0.76%                  95%
Year Ended 10/31/03                                1.00%                      1.13%                 241%
11/30/01* Through 10/31/02                         1.06%                      1.23%                 186%

TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                                1.74%                     (0.07%)                 59%
Year Ended 10/31/03                                1.90%                     (0.12%)                 13%
Year Ended 10/31/02                                1.88%                     (0.26%)                 27%
4/16/01* Through 10/31/01                          8.73%+                    (7.36%)+                22%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                                 PER SHARE OPERATING PERFORMANCE:
                                  ---------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                             --------------------------------------   -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES                 DIVIDENDS
                                     VALUE,  INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                  BEGINNING      INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL           TOTAL
                                  OF PERIOD      (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS   DISTRIBUTIONS
                                  ---------  ----------   ------------   ----------   ----------  -------------   -------------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  14.75        0.01^          1.26         1.27         0.02             --            0.02
Year Ended 10/31/03                $  12.76        0.02^          1.99         2.01         0.02             --            0.02
Year Ended 10/31/02                $  15.47        0.03          (2.71)       (2.68)        0.03             --            0.03
4/16/01* Through 10/31/01          $  16.88       (0.03)^        (1.33)       (1.36)        0.05             --            0.05

  * Commencement of offering of class of shares.
  ^ Calculated based on average shares outstanding
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                        PER SHARE
                                  OPERATING PERFORMANCE:                    RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------          ------------------------------------------
                                                                                      RATIOS TO AVERAGE
                                                                                         NET ASSETS: #
                                                                                  --------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN (1)(b)     (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      -------------   ------------      --------       ----------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  16.00        8.62%                 $  3          1.60%            0.07%
Year Ended 10/31/03                $  14.75       15.82%                 $  3          1.60%            0.18%
Year Ended 10/31/02                $  12.76      (17.35%)                $  3          1.60%            0.00%^^
4/16/01* Through 10/31/01          $  15.47       (8.09%)                $  1          1.60%           (0.35%)

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS: #
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,            PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS             TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS              RATE (b)
                                   --------------------       --------------------            ---------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                                2.24%                     (0.57%)                 59%
Year Ended 10/31/03                                2.40%                     (0.62%)                 13%
Year Ended 10/31/02                                2.39%                     (0.79%)                 27%
4/16/01* Through 10/31/01                          7.71%+                    (6.46%)+                22%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                                 PER SHARE OPERATING PERFORMANCE:
                                  ---------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                             --------------------------------------   -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES                 DIVIDENDS
                                     VALUE,  INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                  BEGINNING      INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL           TOTAL
                                  OF PERIOD      (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS   DISTRIBUTIONS
                                  ---------  ----------   ------------   ----------   ----------  -------------   -------------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  14.72        0.02^          1.25         1.27         0.02             --            0.02
Year Ended 10/31/03                $  12.74        0.02^          1.99         2.01         0.03             --            0.03
Year Ended 10/31/02                $  15.45        0.04          (2.71)       (2.67)        0.04             --            0.04
4/16/01* Through 10/31/01          $  16.88       (0.02)^        (1.35)       (1.37)        0.06             --            0.06

  * Commencement of offering of class of shares.
  ^ Calculated based on average shares outstanding
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                         PER SHARE
                                  OPERATING PERFORMANCE:                    RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------          ------------------------------------------
                                                                                      RATIOS TO AVERAGE
                                                                                         NET ASSETS: #
                                                                                  --------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN (1)(b)     (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      -------------   ------------      --------       ----------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  15.97        8.66%                $  --@         1.60%            0.07%
Year Ended 10/31/03                $  14.72       15.80%                $  --@         1.60%            0.18%
Year Ended 10/31/02                $  12.74      (17.35%)               $  --@         1.60%            0.00%^^
4/16/01* Through 10/31/01          $  15.45       (8.16%)               $  --@         1.57%           (0.17%)

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS: #
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,            PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS             TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS              RATE (b)
                                   --------------------       --------------------           ------------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                                2.24%                     (0.57%)                 59%
Year Ended 10/31/03                                2.40%                     (0.62%)                 13%
Year Ended 10/31/02                                2.38%                     (0.78%)                 27%
4/16/01* Through 10/31/01                         23.55%+                   (22.15%)+                22%

 @ Amount rounds to less than one million.
^^ Amount rounds to less than .005%.
 # Short periods have been annualized.
 + Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL CLASS SHARES

                                                                 PER SHARE OPERATING PERFORMANCE:
                                  ---------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                             --------------------------------------   -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES                 DIVIDENDS
                                     VALUE,  INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                  BEGINNING      INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL           TOTAL
                                  OF PERIOD      (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS   DISTRIBUTIONS
                                  ---------  ----------   ------------   ----------   ----------  -------------   -------------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
Year Ended 10/31/04                $  13.60        0.19^          1.75         1.94         0.27             --            0.27
Year Ended 10/31/03                $  11.02        0.15^          2.55         2.70         0.12             --            0.12
Year Ended 10/31/02                $  12.43        0.14          (1.51)       (1.37)        0.04             --            0.04
5/1/01* Through 10/31/01           $  15.00        0.07^         (2.64)       (2.57)          --             --              --

TAX AWARE DISCIPLINED
EQUITY FUND
Year Ended 10/31/04                $  14.02        0.16           1.29         1.45         0.17             --            0.17
Year Ended 10/31/03                $  11.74        0.15           2.28         2.43         0.15             --            0.15
Year Ended 10/31/02                $  14.36        0.14          (2.57)       (2.43)        0.19             --            0.19
Year Ended 10/31/01                $  18.87        0.14          (4.57)       (4.43)        0.08             --            0.08
Year Ended 10/31/00                $  18.19        0.15           0.68         0.83         0.15             --            0.15

TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                $  10.05        0.15          (0.06)        0.09         0.16             --            0.16
Year Ended 10/31/03                $  10.07        0.19          (0.02)        0.17         0.19             --            0.19
Year Ended 10/31/02                $  10.10        0.22          (0.01)        0.21         0.23           0.01            0.24
Year Ended 10/31/01^^              $   9.95        0.39           0.15         0.54         0.39             --            0.39
Year Ended 10/31/00                $   9.95        0.45             --         0.45         0.45             --            0.45

TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
Year Ended 10/31/04                $  10.05        0.26          (0.06)        0.20         0.25             --            0.25
12/20/02* Through 10/31/03         $  10.00        0.20^          0.04         0.24         0.19             --            0.19

 * Commencement of offering of class of shares.
^^ On August 17, 2001, the class underwent a reverse split of shares. Prior periods have been restated to reflect the split (1 to 5).
 ^ Calculated based on average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                         PER SHARE
                                  OPERATING PERFORMANCE:                    RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------          ------------------------------------------
                                                                                      RATIOS TO AVERAGE
                                                                                         NET ASSETS: #
                                                                                  --------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN (b)        (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      ----------       -----------      --------       ----------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
Year Ended 10/31/04                $  15.27       14.44%              $   139          1.00%            1.31%
Year Ended 10/31/03                $  13.60       24.74%              $   135          1.00%            1.31%
Year Ended 10/31/02                $  11.02      (11.08%)             $   149          1.00%            1.08%
5/1/01* Through 10/31/01           $  12.43      (17.13%)             $   176          1.00%            1.09%

TAX AWARE DISCIPLINED
EQUITY FUND
Year Ended 10/31/04                $  15.30       10.40%              $   202          0.55%            1.14%
Year Ended 10/31/03                $  14.02       20.91%              $   181          0.55%            1.21%
Year Ended 10/31/02                $  11.74      (17.13%)             $   194          0.55%            0.93%
Year Ended 10/31/01                $  14.36      (23.55%)             $   313          0.55%            0.77%
Year Ended 10/31/00                $  18.87        4.54%              $   478          0.55%            0.78%

TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                $   9.98        0.88%              $   744          0.25%            1.55%
Year Ended 10/31/03                $  10.05        1.73%              $ 2,068          0.25%            1.88%
Year Ended 10/31/02                $  10.07        2.01%              $ 1,671          0.25%            2.20%
Year Ended 10/31/01^^              $  10.10        5.63%              $   951          0.25%            3.80%
Year Ended 10/31/00                $   9.95        4.55%              $   299          0.25%            4.43%

TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
Year Ended 10/31/04                $  10.00        2.02%              $   350          0.40%            2.49%
12/20/02* Through 10/31/03         $  10.05        2.41%              $   336          0.35%            2.34%

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS: #
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,            PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS             TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS                 RATE (b)
                                   --------------------       --------------------           ------------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
Year Ended 10/31/04                                1.34%                      0.97%                  93%
Year Ended 10/31/03                                1.41%                      0.90%                  79%
Year Ended 10/31/02                                1.32%                      0.76%                  97%
5/1/01* Through 10/31/01                           1.33%                      0.76%                  43%

TAX AWARE DISCIPLINED
EQUITY FUND
Year Ended 10/31/04                                0.69%                      1.00%                  31%
Year Ended 10/31/03                                0.71%                      1.05%                  46%
Year Ended 10/31/02                                0.70%                      0.78%                  60%
Year Ended 10/31/01                                0.60%                      0.72%                  44%
Year Ended 10/31/00                                0.59%                      0.74%                  51%

TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                                0.53%                      1.27%                  95%
Year Ended 10/31/03                                0.53%                      1.60%                 241%
Year Ended 10/31/02                                0.54%                      1.90%                 186%
Year Ended 10/31/01^^                              0.50%                      3.55%                 142%
Year Ended 10/31/00                                0.50%                      4.18%                 172%

TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
Year Ended 10/31/04                                0.55%                      2.34%                 185%
12/20/02* Through 10/31/03                         0.57%                      2.12%                 274%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL CLASS SHARES

                                                                 PER SHARE OPERATING PERFORMANCE:
                                  ---------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                             --------------------------------------   -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES                 DIVIDENDS
                                     VALUE,  INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                  BEGINNING      INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL           TOTAL
                                  OF PERIOD      (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS   DISTRIBUTIONS
                                  ---------  ----------   ------------   ----------   ----------  -------------   -------------
TAX AWARE U.S EQUITY FUND
Year Ended 10/31/04                $  10.57        0.11^          0.90         1.01         0.15             --            0.15
Year Ended 10/31/03                $   9.17        0.11^          1.42         1.53         0.13             --            0.13
Year Ended 10/31/02                $  11.15        0.12          (1.94)       (1.82)        0.16             --            0.16
Year Ended 10/31/01                $  14.73        0.08^         (3.55)       (3.47)        0.11             --            0.11
9/15/00* Through 10/31/00          $  15.00        0.01^         (0.28)       (0.27)          --             --              --

* Commencement of offering of class of shares.
^ Calculated based on average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                         PER SHARE
                                  OPERATING PERFORMANCE:                    RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------          ------------------------------------------
                                                                                      RATIOS TO AVERAGE
                                                                                         NET ASSETS: #
                                                                                  --------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN (b)        (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      ----------       -----------      --------       ----------
TAX AWARE U.S EQUITY FUND
Year Ended 10/31/04                $  11.42        9.50%               $  120         0.70%             0.97%
Year Ended 10/31/03                $  10.57       16.89%               $  105         0.70%             1.09%
Year Ended 10/31/02                $   9.17      (16.50%)              $   41         0.70%             0.92%
Year Ended 10/31/01                $  11.15      (23.67%)              $   12         0.70%             0.69%
9/15/00* Through 10/31/00          $  14.73       (1.80%)              $   --@        0.70%             0.51%

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS: #
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,            PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS             TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS                 RATE (b)
                                   --------------------       --------------------            -------------
TAX AWARE U.S EQUITY FUND
Year Ended 10/31/04                                0.76%                      0.91%                  59%
Year Ended 10/31/03                                0.79%                      1.00%                  13%
Year Ended 10/31/02                                0.84%                      0.78%                  27%
Year Ended 10/31/01                                0.93%                      0.46%                  22%
9/15/00* Through 10/31/00                          0.85%                      0.36%                  15%

(b) Not annualized for periods less than one year.
  @ Amount rounds to less than one million.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES

                                                              PER SHARE OPERATING PERFORMANCE:
                               --------------------------------------------------------------------------------------------------
                                           INCOME FROM INVESTMENT OPERATIONS:                      LESS DISTRIBUTIONS:
                                          ------------------------------------  -------------------------------------------------
                                                         NET GAINS
                                                      OR LOSSES ON
                               NET ASSET         NET    SECURITIES               DIVIDENDS
                                  VALUE,  INVESTMENT         (BOTH  TOTAL FROM    FROM NET  DISTRIBUTIONS  RETURN
                               BEGINNING      INCOME  REALIZED AND  INVESTMENT  INVESTMENT   FROM CAPITAL      OF          TOTAL
                               OF PERIOD      (LOSS)   UNREALIZED)  OPERATIONS      INCOME          GAINS  CAPITAL  DISTRIBUTIONS
                               ---------  ----------  ------------  ----------  ----------  -------------  -------  -------------
TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04             $  10.06        0.13         (0.07)       0.06        0.13             --       --           0.13
Year Ended 10/31/03             $  10.08        0.17         (0.02)       0.15        0.17             --       --           0.17
Year Ended 10/31/02             $  10.11        0.20         (0.02)       0.18        0.20           0.01       --           0.21
Year Ended 10/31/01^^           $   9.95        0.36          0.16        0.52        0.36             --       --           0.36
Year Ended 10/31/00             $   9.95        0.40            --        0.40        0.40             --       --           0.40

TAX AWARE LARGE CAP
GROWTH FUND@
Year Ended 10/31/04             $  14.79        0.01         (0.04)      (0.03)       0.01             --     0.01           0.02
Year Ended 10/31/03             $  13.03        0.05          1.75        1.80        0.04             --       --           0.04
01/01/02 Through 10/31/02 **    $  17.39        0.04         (4.36)      (4.32)       0.04             --       --           0.04
11/01/01 Through 12/31/01 ***   $  16.32        0.02          1.07        1.09        0.02             --       --           0.02
Year Ended 10/31/01             $  42.93        0.04        (11.41)     (11.37)       0.04          15.20       --          15.24
Year Ended 10/31/00             $  47.54        0.04         (0.07)      (0.03)       0.03           4.55       --           4.58

TAX AWARE LARGE CAP
VALUE FUND@@
Year Ended 10/31/04             $  18.65        0.25          2.56        2.81        0.27             --       --           0.27
Year Ended 10/31/03             $  16.01        0.26          2.64        2.90        0.26             --       --           0.26
1/1/02 Through 10/31/02 **      $  19.74        0.22         (3.74)      (3.52)       0.21             --       --           0.21
11/1/01 Through 12/31/01 ***    $  18.44        0.03          1.30        1.33        0.03             --       --           0.03
Year Ended 10/31/01             $  25.57        0.20         (5.41)      (5.21)       0.19           1.73       --           1.92
Year Ended 10/31/00             $  27.53        0.21          1.40        1.61        0.17           3.40       --           3.57

TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
Year Ended 10/31/04             $  10.05        0.23         (0.05)       0.18        0.23             --       --           0.23
12/20/02* Through 10/31/03      $  10.00        0.19^         0.04        0.23        0.18             --       --           0.18

 @ Formerly JPMorgan Select Equity Fund.
^^ On August 17, 2001, the class underwent a reverse split of shares. Prior periods have been restated to reflect the split (1 to 5).
 ^ Calculated based on average shares outstanding
 * Commencement of offering of class of shares.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                               PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                               --------------------------------   ------------------------------------------
                                                                               RATIOS TO AVERAGE NET ASSETS: #
                                                                               -------------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN (b)        (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      ----------       -----------      --------       ----------
TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                 $  9.99        0.63%               $  362          0.50%            1.30%
Year Ended 10/31/03                 $ 10.06        1.48%               $  444          0.50%            1.61%
Year Ended 10/31/02                 $ 10.08        1.75%               $  278          0.50%            1.94%
Year Ended 10/31/01^^               $ 10.11        5.47%               $  186          0.50%            3.51%
Year Ended 10/31/00                 $  9.95        4.29%               $   37          0.50%            4.23%

TAX AWARE LARGE CAP
GROWTH FUND@
Year Ended 10/31/04                 $ 14.74       (0.21%)              $  199          0.85%            0.07%
Year Ended 10/31/03                 $ 14.79       13.84%               $  268          0.85%            0.35%
01/01/02 Through 10/31/02 **        $ 13.03      (24.84%)              $  257          0.68%            0.34%
11/01/01 Through 12/31/01 ***       $ 17.39        6.70%               $  433          0.55%            0.56%
Year Ended 10/31/01                 $ 16.32      (33.30%)              $  423          0.49%            0.21%
Year Ended 10/31/00                 $ 42.93       (0.91%)              $  839          0.47%            0.08%

TAX AWARE LARGE CAP
VALUE FUND@@
Year Ended 10/31/04                 $ 21.19       15.12%               $  539          0.85%            1.20%
Year Ended 10/31/03                 $ 18.65       18.34%               $  349          0.85%            1.55%
1/1/02 Through 10/31/02 **          $ 16.01      (17.94%)              $  327          0.79%            1.43%
11/1/01 Through 12/31/01 ***        $ 19.74        7.20%               $  415          0.69%            0.91%
Year Ended 10/31/01                 $ 18.44      (21.43%)              $  406          0.69%            0.93%
Year Ended 10/31/00                 $ 25.57        6.35%               $  625          0.68%            0.83%

TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
Year Ended 10/31/04                 $ 10.00        1.86%               $  357          0.55%            2.38%
12/20/02* Through 10/31/03          $ 10.05        2.28%               $  201          0.50%            2.22%

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS: #
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,            PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS             TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS                 RATE (b)
                                   --------------------       --------------------            -------------
TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                                0.68%                      1.12%                  95%
Year Ended 10/31/03                                0.69%                      1.42%                 241%
Year Ended 10/31/02                                0.70%                      1.74%                 186%
Year Ended 10/31/01^^                              0.67%                      3.34%                 142%
Year Ended 10/31/00                                0.67%                      4.06%                 172%

TAX AWARE LARGE CAP
GROWTH FUND@
Year Ended 10/31/04                                0.87%                      0.05%                 129%
Year Ended 10/31/03                                0.87%                      0.33%                  35%
01/01/02 Through 10/31/02 **                       0.85%                      0.17%                  46%
11/01/01 Through 12/31/01 ***                      0.85%                      0.26%                   3%
Year Ended 10/31/01                                0.85%                     (0.15%)                 84%
Year Ended 10/31/00                                0.80%                     (0.25%)                 74%

TAX AWARE LARGE CAP
VALUE FUND@@
Year Ended 10/31/04                                0.85%                      1.20%                  39%
Year Ended 10/31/03                                0.85%                      1.55%                  33%
1/1/02 Through 10/31/02 **                         0.85%                      1.37%                  80%
11/1/01 Through 12/31/01 ***                       0.85%                      0.75%                   0%
Year Ended 10/31/01                                0.87%                      0.75%                   8%
Year Ended 10/31/00                                0.80%                      0.71%                  43%

TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
Year Ended 10/31/04                                0.69%                      2.24%                 185%
12/20/02* Through 10/31/03                         0.72%                      2.00%                 274%

(b) Not annualized for periods less than one year.
 @@ Formerly JPMorgan Select Equity Income Fund.
 ** The fund changed its fiscal year end from December 31 to October 31. *** The fund changed its fiscal year end from October 31 to December 31.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 PER SHARE OPERATING PERFORMANCE:
                                  ---------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                             --------------------------------------   -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES                 DIVIDENDS
                                     VALUE,  INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                  BEGINNING      INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL           TOTAL
                                  OF PERIOD      (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS   DISTRIBUTIONS
                                 ----------  ----------   ------------   ----------   ----------  -------------   -------------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  14.90        0.13^          1.28         1.41         0.13             --            0.13
Year Ended 10/31/03                $  12.88        0.12^          2.01         2.13         0.11             --            0.11
Year Ended 10/31/02                $  15.59        0.10          (2.69)       (2.59)        0.12             --            0.12
Year Ended 10/31/01                $  20.51        0.10^         (4.96)       (4.86)        0.06             --            0.06
Year Ended 10/31/00                $  18.73        0.09           1.77         1.86         0.08             --            0.08

^ Calculated based on average shares outstanding

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                         PER SHARE
                                  OPERATING PERFORMANCE:                    RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------          ------------------------------------------
                                                                                      RATIOS TO AVERAGE
                                                                                         NET ASSETS: #
                                                                                  --------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN            (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      ----------       -----------      --------       ----------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  16.18        9.46%               $  880          0.84%            0.83%
Year Ended 10/31/03                $  14.90       16.64%               $  630          0.84%            0.92%
Year Ended 10/31/02                $  12.88     (16.70%)               $  187          0.84%            0.73%
Year Ended 10/31/01                $  15.59     (23.76%)               $  212          0.84%            0.56%
Year Ended 10/31/00                $  20.51        9.96%               $  249          0.85%            0.46%

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS:
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,             PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS              TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS                  RATE
                                   --------------------       --------------------            ----------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                                0.90%                      0.77%                  59%
Year Ended 10/31/03                                0.93%                      0.83%                  13%
Year Ended 10/31/02                                0.97%                      0.60%                  27%
Year Ended 10/31/01                                0.87%                      0.53%                  22%
Year Ended 10/31/00                                0.85%                      0.46%                  15%

SEE NOTES TO FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
J.P. Morgan Series Trust, J.P. Morgan Mutual Fund Group,
J.P. Morgan Mutual Fund Select Group and J.P. Morgan Institutional Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Fleming Tax Aware International Opportunities Fund, JPMorgan Tax Aware Disciplined Equity Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Large Cap Growth Fund, JPMorgan Tax Aware Large Cap Value Fund, JPMorgan Tax Aware Short-Intermediate Income Fund and JPMorgan Tax Aware U.S. Equity Fund (hereafter referred to collectively as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 20, 2004

SCHEDULE OF SHAREHOLDER EXPENSES
Hypothetical $1,000 Investment at Beginning of Period
October 31, 2004
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2004, and continued to hold your shares at the end of the reporting period, October 31, 2004.

ACTUAL EXPENSES

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                             EXPENSES PAID
                                          BEGINNING             ENDING       DURING PERIOD
                                     ACCOUNT VALUE,     ACCOUNT VALUE,            MAY 1 TO       ANNUALIZED
                                        MAY 1, 2004   OCTOBER 31, 2004   OCTOBER 31, 2004*    EXPENSE RATIO
                                     --------------   ----------------   -----------------    -------------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
CLASS A
    Actual period return                  $   1,000          $   1,036           $    9.21             1.80%
    Hypothetical                          $   1,000          $   1,016           $    9.12             1.80%
INSTITUTIONAL
    Actual period return                  $   1,000          $   1,039           $    5.12             1.00%
    Hypothetical                          $   1,000          $   1,020           $    5.08             1.00%

TAX AWARE DISCIPLINED EQUITY FUND
INSTITUTIONAL
    Actual period return                  $   1,000          $   1,033           $    2.81             0.55%
    Hypothetical                          $   1,000          $   1,022           $    2.80             0.55%

TAX AWARE ENHANCED INCOME FUND
CLASS A
    Actual period return                  $   1,000          $   1,003           $    3.78             0.75%
    Hypothetical                          $   1,000          $   1,021           $    3.81             0.75%
INSTITUTIONAL
    Actual period return                  $   1,000          $   1,005           $    1.26             0.25%
    Hypothetical                          $   1,000          $   1,024           $    1.27             0.25%
SELECT
    Actual period return                  $   1,000          $   1,004           $    2.52             0.50%
    Hypothetical                          $   1,000          $   1,022           $    2.54             0.50%

TAX AWARE LARGE CAP GROWTH FUND
SELECT
    Actual period return                  $   1,000          $     983           $    4.24             0.85%
    Hypothetical                          $   1,000          $   1,021           $    4.32             0.85%

TAX AWARE LARGE CAP VALUE
SELECT
    Actual period return                  $   1,000          $   1,066           $    4.41             0.85%
    Hypothetical                          $   1,000          $   1,021           $    4.32             0.85%

                                                                             EXPENSES PAID
                                          BEGINNING             ENDING       DURING PERIOD
                                     ACCOUNT VALUE,     ACCOUNT VALUE,            MAY 1 TO       ANNUALIZED
                                        MAY 1, 2004   OCTOBER 31, 2004   OCTOBER 31, 2004*    EXPENSE RATIO
                                     --------------   ----------------   -----------------    -------------
TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
INSTITUTIONAL
    Actual period return                  $   1,000          $   1,021           $    2.03             0.40%
    Hypothetical                          $   1,000          $   1,023           $    2.03             0.40%
SELECT
    Actual period return                  $   1,000          $   1,020           $    2.79             0.55%
    Hypothetical                          $   1,000          $   1,022           $    2.80             0.55%

TAX AWARE U.S. EQUITY FUND
CLASS A
    Actual period return                  $   1,000          $   1,030           $    5.61             1.10%
    Hypothetical                          $   1,000          $   1,019           $    5.58             1.10%
CLASS B
    Actual period return                  $   1,000          $   1,027           $    8.15             1.60%
    Hypothetical                          $   1,000          $   1,017           $    8.11             1.60%
CLASS C
    Actual period return                  $   1,000          $   1,027           $    8.15             1.60%
    Hypothetical                          $   1,000          $   1,017           $    8.11             1.60%
INSTITUTIONAL
    Actual period return                  $   1,000          $   1,031           $    3.57             0.70%
    Hypothetical                          $   1,000          $   1,021           $    3.56             0.70%
SELECT
    Actual period return                  $   1,000          $   1,031           $    4.29             0.84%
    Hypothetical                          $   1,000          $   1,021           $    4.27             0.84%

* Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                JPMORGAN FUND  OTHER DIRECTORSHIPS
NAME, CONTACT           POSITIONS             TERM OF OFFICE           PRINCIPAL                COMPLEX(1)     HELD OUTSIDE
ADDRESS AND             HELD WITH             AND LENGTH OF TIME       OCCUPATIONS DURING       OVERSEEN BY    JPMORGAN FUND
YEAR OF BIRTH           EACH JPMORGAN TRUST   SERVED                   PAST 5 YEARS             TRUSTEE        COMPLEX
----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
TRUSTEE(S)
----------------------------------------------------------------------------------------------------------------------------------
William J. Armstrong;   Trustee               Trustee of Funds that    Retired; Vice President  70             None
522 Fifth Avenue,                             are series of JPMIF and  and Treasurer of
New York, NY 10036;                           JPMST since 2001, Funds  Ingersoll-Rand Company
1941                                          that are aseries of MFG  (manufacturer of
                                              since 1987 and Funds     industrial equipment)
                                              that are a series of     (1972-2000)
                                              MFSG since 1996.

Roland R. Eppley, Jr.;  Trustee               Trustee of Funds that    Retired                  70             Director, Janel
522 Fifth Avenue,                             are series of JPMIF and                                          Hydro, Inc.
New York, NY 10036;                           JPMST since 2001, Funds                                          (Automotive)
1932                                          that are aseries of MFG                                          (1993-Present)
                                              since 1987 and Funds
                                              that are a series of
                                              MFSG since 1996.

Ann Maynard Gray;       Trustee               Since 2001               Vice President of        70             Director of Duke
522 Fifth Avenue,                                                      Capital Cities/ABC,                     Energy Corporation
New York, NY 10036;                                                    Inc. (communications)                   (1997-Present);
1945**+                                                                (1986-1998)                             Director of Elan
                                                                                                               Corporation, Plc
                                                                                                               (pharmaceuticals)
                                                                                                               (2001-Present);
                                                                                                               Director of The
                                                                                                               Phoenix Companies
                                                                                                               (wealth management
                                                                                                               services)
                                                                                                               (2002-Present)

Matthew Healey;         Trustee               Trustee of Funds that    Retired; Chief           70             None
522 Fifth Avenue,                             are a series of JPMIF    Executive Officer of
New York, NY 10036;                           since 1992 and Funds     certain J.P. Morgan
1937+                                         that are a series of     Fund Trusts (1982-2001)
                                              JPMST, MSFG and MFG
                                              since 2001.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                JPMORGAN FUND  OTHER DIRECTORSHIPS
NAME, CONTACT           POSITIONS             TERM OF OFFICE           PRINCIPAL                COMPLEX(1)     HELD OUTSIDE
ADDRESS AND             HELD WITH             AND LENGTH OF TIME       OCCUPATIONS DURING       OVERSEEN BY    JPMORGAN FUND
YEAR OF BIRTH           EACH JPMORGAN TRUST   SERVED                   PAST 5 YEARS             TRUSTEE        COMPLEX
----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
TRUSTEE(S) (CONTINUED)

Fergus Reid, III;       Trustee and           Trustee of Funds that    Chairman of Lumelite     70             Trustee of Morgan
522 Fifth Avenue,       Chairman of           are series of JPMST and  Corporation (plastics                   Stanley Funds (209
New York, NY 10036;     the Board of          JPMIF since 2001, Funds  manufacturing)                          portfolios) (1995-
1932                    Trustees              that are a series of     (2003-Present) Chairman                 Present)
                                              MFSG since 1996 and      and CEO of Lumelite
                                              Funds that are a series  Corporation (1985-2002)
                                              of MFG since 1987.

James J. Schonbachler;  Trustee               Since 2001               Retired; Managing        70             None
522 Fifth Avenue,                                                      Director of Bankers
New York, NY 10036;                                                    Trust Company,
1943                                                                   (financial services)
                                                                       (1968-1998)

Robert J. Higgins;      Trustee               Since 2002               Retired; Director of     70             Director of Providian
522 Fifth Avenue,                                                      Administration of the                   Financial Corp.
New York, NY 10036;                                                    State of Rhode Island                   (banking)
1945                                                                   (2003-Present);                         (2002-Present)
                                                                       President - Consumer
                                                                       Banking and Investment
                                                                       Services Fleet Boston
                                                                       Financial (1971-2002)

Dr. Matthew Goldstein;  Trustee               Since 2003               Chancellor of the City   70             Trustee of Bronx-
522 Fifth Avenue,                                                      University of New York,                 Lebanon Hospital
New York, NY 10036;                                                    since September 1,                      Center
1941                                                                   1999; President,                        (1992-Present);
                                                                       Adelphi University (New                 Director of New Plan
                                                                       York) (1998-1999).                      Excel Realty Trust,
                                                                                                               Inc. (real estate
                                                                                                               investment trust)
                                                                                                               (2000-Present);
                                                                                                               Director of Lincoln
                                                                                                               Center Institute for
                                                                                                               the Arts in Education
                                                                                                               (1999-Present).

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                JPMORGAN FUND  OTHER DIRECTORSHIPS
NAME, CONTACT           POSITIONS             TERM OF OFFICE           PRINCIPAL                COMPLEX(1)     HELD OUTSIDE
ADDRESS AND             HELD WITH             AND LENGTH OF TIME       OCCUPATIONS DURING       OVERSEEN BY    JPMORGAN FUND
YEAR OF BIRTH           EACH JPMORGAN TRUST   SERVED                   PAST 5 YEARS             TRUSTEE        COMPLEX
----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
TRUSTEE(S) (CONTINUED)

William G. Morton, Jr.; Trustee               Since 2003               Retired; Chairman        70             Director of Radio
522 Fifth Avenue,                                                      Emeritus (2001-2002),                   Shack Corporation
New York, NY 10036;                                                    and Chairman and Chief                  (electronics)
1937                                                                   Executive Officer,                      (1987-Present);
                                                                       Boston Stock Exchange                   Director of The
                                                                       (1985-2001).                            Griswold Company
                                                                                                               (securities
                                                                                                               brokerage)
                                                                                                               (2002-2004); Director
                                                                                                               of The National
                                                                                                               Football Foundation
                                                                                                               and College Hall of
                                                                                                               Fame (1994-Present);
                                                                                                               Trustee of the
                                                                                                               Berklee College of
                                                                                                               Music (1998-Present);
                                                                                                               Trustee of the
                                                                                                               Stratton Mountain
                                                                                                               School
                                                                                                               (2001-Present).

INTERESTED TRUSTEE(S)

Leonard M. Spalding*    Trustee               Trustee of Funds that    Retired; Chief           70             None
522 Fifth Avenue,                             are series of JPMST and  Executive Officer of
New York, NY 10036;                           JPMIF since 2001, Funds  Chase Mutual Funds
1935                                          that are a series of     (investment company)
                                              MFSG since 1996 and      (1989-1998); President
                                              Funds that are a series  and Chief Executive
                                              of MFG since 1998.       Officer of Vista
                                                                       Capital Management
                                                                       (investment management)
                                                                       (1990-1998); Chief
                                                                       Investment Executive of
                                                                       Chase Manhattan Private
                                                                       Bank (investment
                                                                       management) (1990-1995)

  * Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.
 ** Dana Maynard Gray, the daughter of Ann Maynard Gray, became employed with
    JPMorgan Securities, Inc., as an Associate Analyst, on May 3, 2004.
(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 13 investment companies.

  + Resigned effective November 26, 2004.

                        POSITIONS HELD             TERM OF OFFICE
NAME, CONTACT ADDRESS   WITH EACH                  AND LENGTH OF    PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH       JPMORGAN TRUST             TIME SERVED      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

George Gatch;           President                  Since 2001       Managing Director, JPMIM, CEO and President of the J.P.
522 Fifth Avenue,                                                   Morgan and One Group Funds. An employee since 1986, Mr. Gatch
New York, NY 10036;                                                 leads the firm's U.S. mutual fund and financial intermediary
1962                                                                business. He was previously president and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture
                                                                    between J.P. Morgan and Dal-lchi Kangyo Bank. Prior to
                                                                    working in Japan, Mr. Gatch established JPMIM's sub-advisory and institutional mutual funds business. He has also held
                                                                    numerous positions throughout the firm in business
                                                                    management, marketing, and sales.

Robert L. Young;        Senior Vice President      Since 2004       Chief Operating Officer, JPMorgan Funds (August 2004 to
522 Fifth Avenue,                                                   present) and One Group Mutual Funds from November 2001
New York, NY 10036;                                                 until present. From October 1999 to present, Vice President
1963                                                                and Treasurer, One Group Administrative Services, Inc., and
                                                                    Vice President and Treasurer, One Group Dealer Services, Inc.

Patricia A. Maleski;    Vice President and Chief   Since 2003       Vice President, JPMIM; previously, Treasurer, JPMorgan
522 Fifth Avenue,       Administrative Officer                      Funds and Head of Funds Administration and Board Liaison.
New York, NY 10036;                                                 Prior to joining J.P. Morgan Chase & Co. in 2001, Ms. Maleski
1960                                                                was the Vice President of Finance for the Pierpont Group,
                                                                    Inc., a service provider to the Board of Directors/Trustees of the JPMorgan Funds.

Wayne H. Chan;          Secretary                  Since 2003       Vice President and Assistant General Counsel, JPMIM, since
522 Fifth Avenue,                                                   September 2002; Mr. Chan was an associate at the law firm
New York, NY 10036;                                                 of Shearman and Sterling LLP from May 2001 through
1965                                                                September 2002; Swidler Berlin Shereff Friedman LLP from June
                                                                    1999 through May 2001 and Whitman Breed Abbott & Morgan LLP from September 1997 through May 1999.

Stephanie J. Dorsey     Treasurer                  Since 2004       Director of Mutual Fund Administration, One Group
522 Fifth Avenue,                                                   Administrative Services, since January 2004; Ms. Dorsey
New York, NY 10036;                                                 worked for Bank One Corporation from January 2003 to
1969                                                                January 2004; Prior to joining Bank One Corporation, she held various positions at PricewaterhouseCoopers LLP from
                                                                    September 1992 through December 2002.

Elizabeth A. Davin      Assistant Secretary        (2004)           From September 2004 to present, Senior Counsel,
522 Fifth Avenue,                                                   JPMorgan Chase & Co.; prior to that Ms. Davin was
New York, NY 10036;                                                 Assistant General Counsel and then Associate General
1964                                                                Counsel and Vice President, Gartmore Global Investments,
                                                                    Inc. from July 1999 to August 2004.

Stephen M. Benham       Assistant Secretary        (2004)           Vice President and Assistant General Counsel, JPMIM
522 Fifth Avenue,                                                   since 2004; Vice President (Legal Advisory) of Merrill
New York, NY 10036;                                                 Lynch Investment Managers, L.P., from 2000 to 2004;
1959                                                                attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Jessica K. Ditullio     Assistant Secretary        Since 2004       From August 1990 to present, she held various attorney
522 Fifth Avenue,                                                   positions for Bank One Corporation (now known as
New York, NY 10036;                                                 JPMorgan Chase & Co.)
1962

                        POSITIONS HELD             TERM OF OFFICE
NAME, CONTACT ADDRESS   WITH EACH                  AND LENGTH OF    PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH       JPMORGAN TRUST             TIME SERVED      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

Nancy E. Fields         Assistant Secretary        Since 2004       From October 1999 to present, Director, Mutual Fund
522 Fifth Avenue,                                                   Administration, One Group Administrative Services, Inc. and
New York, NY 10036;                                                 Senior Project Manager, Mutual Funds, One Group Dealer
1949                                                                Services, Inc. From July 1999 to October 1999, Project
                                                                    Manager, One Group, Banc One Investment Advisors Corporation.

Avery P. Maher          Assistant Secretary        Since 2004       Vice President and Assistant General Counsel, JPMIM since
522 Fifth Avenue,                                                   2004; Second Vice President and Assistant Secretary of
New York, NY 10036;                                                 John Hancock Advisers, LLC, from July 1992 through
1945                                                                Septemebr 2004.

Alaina Metz             Assistant Secretary        Since 2001       From June 1995 to present, Vice President
3435 Stelzer Rd.
Columbus, OH 43219
1967

Martin R. Dean          Assistant Treasurer        Since 2001       Vice President of Regulatory Services of BISYS Fund
3435 Stelzer Rd.                                                    Services, Inc.
Columbus, OH 43219
1963

Arthur A. Jensen        Assistant Treasurer        Since 2001       Vice President of Financial Services of BISYS Fund Services,
3435 Stelzer Rd.                                                    Inc. since June 2001; formerly Section Manager of Northern
Columbus, OH 43219                                                  Trust Company and Accounting Supervisor at Allstate
1966                                                                Insurance Company.

Christopher D. Walsh    Assistant Treasurer        Since 2004       Vice President, JPMIM; Mr. Walsh manages all aspects of
522 Fifth Avenue,                                                   institutional and retail mutual fund administration and
New York, NY 10036;                                                 vendor relationships within the mutual funds,
1965                                                                commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Prior to joining JPMorgan in 2000, he was a
                                                                    director from 1996 to 2000 of Mutual Fund Administration at
                                                                    Prudential Investments.

Paul M. DeRusso         Assistant Treasurer        Since 2001       Vice President, JPMIM; Manager of the Budgeting and
522 Fifth Avenue,                                                   Expense Group of Funds Administration Group.
New York, NY 10036;
1954

Mary D. Squires         Assistant Treasurer        Since 2001       Vice President, JPMIM; Ms. Squires has held numerous
522 Fifth Avenue,                                                   financial and operations positions supporting the
New York, NY 10036;                                                 J.P. Morgan Chase organization complex.
1955

Stephen M. Ungerman     Chief Compliance Officer   Since 2004       Vice President, JPMIM; previously, head of Fund
522 Fifth Avenue,                                                   Administration - Pooled Vehicles; prior to joining J.P.
New York, NY 10036;                                                 Morgan Chase in 2000, he held a number of positions in
1953                                                                Prudential Financial's asset management business, including
                                                                    Associate General Counsel, Tax Director and Co-head of Fund
                                                                    Administration Department. Mr. Ungerman also served as
                                                                    Assistant Treasurer for all mutual funds
                                                                    managed by Prudential.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER (UNAUDITED)

JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND ("FTAIO") JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND ("TADE")
JPMORGAN TAX AWARE ENHANCED INCOME FUND ("TAEI")
JPMORGAN TAX AWARE LARGE CAP GROWTH FUND ("TALCG")
JPMORGAN TAX AWARE LARGE CAP VALUE FUND ("TALCV")
JPMORGAN TAX AWARE SHORT-INTERMEDIATE INCOME FUND ("TASI")
JPMORGAN TAX AWARE U.S. EQUITY FUND ("TAUSE")

Certain tax information regarding the JPMorgan Tax Aware Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2004. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns for the calendar year ending December 31, 2004 will be received under separate cover.

FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004:

The dividends paid from net investment income are 69.20% and 82.94% exempt from federal income tax for TAEI and TASI, respectively.

The following schedule represents the percentage of distribution eligible for the dividends received deductions.

                                                                     DIVIDENDS
                                                                      RECEIVED
                                                                     DEDUCTION
FUND                                                                 ---------
FTAIO                                                                        0%
TADE                                                                       100%
TAEI                                                                         0%
TALCG                                                                      100%
TALCV                                                                      100%
TASI                                                                      4.53%
TAUSE                                                                      100%

For the fiscal year ended October 31, 2004, the following represents the percentage of ordinary income distributions as qualified dividends:

                                                                 PERCENTAGE OF
                                                                 DISTRIBUTIONS
FUND                                                             -------------
FTAIO                                                                      100%
TADE                                                                       100%
TALCG                                                                      100%
TALCV                                                                      100%
TAUSE                                                                      100%

JPMorgan Family of Funds

U.S. EQUITY FUNDS
Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS
Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming Intrepid European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS
Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities
Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

UNDISCOVERED MANAGERS FUNDS
Behavioral Growth Fund
Behavioral Value Fund
REIT Fund
Small Cap Growth Fund

               Funds may be registered under separate registrants.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Funds are distributed by J.P.Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

INVESTORS SHOULD CAREFULLY READ THE FUNDS' PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

JPMorgan Funds Fulfillment Center                                    PRSRT STD
       6112 W. 73rd Street                                         U.S. POSTAGE
     Bedford Park, IL 60638                                            PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2004                                     AN-TA-1004
All rights reserved. December 2004.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE TO ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-348-4782.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

          (2) If the registrant provides the disclosure required by paragraph
              (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

          (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $288,488 in 2003 and $294,500 in 2004.

(b) AUDIT-RELATED FEES. There were no audit-related fees billed to the Registrant during the Reporting Periods.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliates, which required pre-approval by the Audit Committee were $8,277,000 from May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

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(c) TAX FEES. The aggregate fees billed to the Registrant in the Reporting
Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $49,000 in 2003 and $50,200 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

There were no fees billed for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003.

(d) ALL OTHER FEES. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, or services provided to Service Affiliates which were required to be pre-approved on or after May 6, 2003 until December 31, 2003, other than the services reported above.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor (if the engagement relates directly to the operations and financial reporting of the Registrant) and the fees to be charged for such non-audit services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. The Chairman of the Audit Committee has been given the authority to pre-approve permissible non-audit services.

(g) NON-AUDIT FEES. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $46.4 million in 2002 and $28.3 million in 2003.

(h) AUDITOR INDEPENDENCE. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

        File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

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ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

        (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
        Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

        (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

        (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      J.P. Morgan Series Trust
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By (Signature and Title)*  /s/ Stephanie J. Dorsey
                         ------------------------------------------------------
                                   Stephanie J. Dorsey, Treasurer

Date     December 20, 2004
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        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Stephanie J. Dorsey
                         ------------------------------------------------------
                                   Stephanie J. Dorsey, Treasurer

Date     December 20, 2004
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By (Signature and Title)*  /s/ George C.W. Gatch
                         ------------------------------------------------------
                                   George C.W. Gatch, President

Date     December 20, 2004
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

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